UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

The U.S. Equity Portfolio

HCEGX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$9	0.17%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	15.70%	12.76%	15.01%
MSCI USA Index	17.75%	13.87%	14.79%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$1,979,258,729
Number of Portfolio Holdings	739
Net Investment Advisory Fees	$757,170
Portfolio Turnover Rate	3%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	33.6%
Financials	13.5%
Consumer Discretionary	10.7%
Communication Services	10.5%
Health Care	10.0%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.1%
Utilities	2.4%
Real Estate	1.7%
Materials	1.6%
Other Investments	0.2%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The U.S. Equity Portfolio

HCEGX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional U.S. Equity Portfolio

HCIGX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$8	0.15%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	16.88%	11.81%	14.78%
MSCI USA Index	17.75%	13.87%	14.79%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$2,978,624,808
Number of Portfolio Holdings	1,071
Net Investment Advisory Fees	$1,058,514
Portfolio Turnover Rate	22%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	14.5%
Investment Companies - Money Market Funds	12.9%
Investment Companies - Domestic Equity	10.4%
Investment Companies - International Equity	10.2%
Financials	8.4%
Health Care	7.8%
Consumer Discretionary	7.6%
Industrials	6.7%
Communication Services	5.4%
Real Estate	4.1%
Consumer Staples	4.1%
Other Investments	5.3%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Institutional U.S. Equity Portfolio

HCIGX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The ESG Growth Portfolio

HCESX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$17	0.32%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The ESG Growth Portfolio	21.63%	11.25%	11.47%
MSCI World Index	21.09%	12.15%	12.17%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$123,413,409
Number of Portfolio Holdings	1,296
Net Investment Advisory Fees	$64,833
Portfolio Turnover Rate	2%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	27.6%
Financials	17.1%
Industrials	11.1%
Consumer Discretionary	10.2%
Health Care	9.9%
Communication Services	7.3%
Consumer Staples	4.7%
Energy	3.4%
Materials	3.3%
Utilities	2.6%
Real Estate	1.8%
Other Investments	0.8%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The ESG Growth Portfolio

HCESX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Catholic SRI Growth Portfolio

HCSRX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$16	0.31%

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	20.87%	12.32%	12.83%
MSCI World Index	21.09%	12.15%	12.91%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$89,632,911
Number of Portfolio Holdings	1,195
Net Investment Advisory Fees	$25,653
Portfolio Turnover Rate	12%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	30.6%
Financials	19.2%
Consumer Discretionary	10.9%
Communication Services	10.0%
Industrials	9.3%
Consumer Staples	4.5%
Energy	3.8%
Materials	3.5%
Health Care	3.0%
Utilities	2.9%
Real Estate	2.1%
Other Investments	0.2%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Catholic SRI Growth Portfolio

HCSRX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The International Equity Portfolio

HCIEX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$11	0.21%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The International Equity Portfolio	31.45%	9.75%	8.61%
MSCI EAFE Index	31.22%	8.92%	8.18%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$672,725,733
Number of Portfolio Holdings	366
Net Investment Advisory Fees	$250,713
Portfolio Turnover Rate	6%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Financials	25.4%
Industrials	16.3%
Health Care	9.0%
Information Technology	8.6%
Consumer Discretionary	8.1%
Investment Companies - International Equity	6.2%
Materials	6.2%
Consumer Staples	6.0%
Energy	4.6%
Communication Services	3.5%
Utilities	3.0%
Other Investments	2.3%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The International Equity Portfolio

HCIEX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional International Equity Portfolio

HCINX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$14	0.26%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	31.50%	8.69%	8.04%
MSCI EAFE Index	31.22%	8.92%	8.18%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$1,137,374,464
Number of Portfolio Holdings	848
Net Investment Advisory Fees	$847,683
Portfolio Turnover Rate	28%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	31.0%
Investment Companies - Money Market Funds	21.6%
Financials	9.1%
Industrials	9.1%
Health Care	6.0%
Information Technology	4.6%
Consumer Discretionary	4.2%
Consumer Staples	3.3%
Materials	2.6%
Communication Services	2.3%
Utilities	1.9%
Other Investments	1.7%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Institutional International Equity Portfolio

HCINX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Emerging Markets Portfolio

HCEMX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Emerging Markets Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$23	0.42%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	33.73%	4.48%	7.92%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$833,736,736
Number of Portfolio Holdings	866
Net Investment Advisory Fees	$862,234
Portfolio Turnover Rate	7%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	30.6%
Information Technology	17.7%
Financials	13.8%
Consumer Discretionary	7.6%
Communication Services	7.2%
Industrials	4.6%
Materials	4.5%
Investment Companies - Money Market Funds	4.4%
Energy	2.4%
Consumer Staples	2.3%
Health Care	2.0%
Other Investments	2.6%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Emerging Markets Portfolio

HCEMX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Core Fixed Income Portfolio

HCIIX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$16	0.31%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	7.03%	-0.62%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$110,863,056
Number of Portfolio Holdings	1,333
Net Investment Advisory Fees	$43,778
Portfolio Turnover Rate	13%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Fixed Income	32.9%
U.S. Treasury Obligations	26.7%
Investment Companies - Money Market Funds	17.5%
U.S. Government Agency Mortgages	9.4%
Financials	4.5%
Communication Services	1.2%
Utilities	1.1%
Energy	1.0%
Health Care	1.0%
Industrials	0.9%
Information Technology	0.8%
Other Investments	2.9%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2025. More complete information can be found in the Fund's current prospectus.

Effective October 10, 2025, the Portfolio implemented a 1-for-5 reverse stock split.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Core Fixed Income Portfolio

HCIIX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Corporate Opportunities Portfolio

HCHYX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Corporate Opportunities Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$13	0.26%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	6.80%	4.89%	6.63%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$211,066,385
Number of Portfolio Holdings	26
Net Investment Advisory Fees	$144,084
Portfolio Turnover Rate	8%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Money Market Funds	57.6%
Investment Companies - International Equity	25.6%
Investment Companies - Domestic Equity	14.0%
Financials	0.6%
Futures	-0.1%
Credit Default Swap	-2.8%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Corporate Opportunities Portfolio

HCHYX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$6	0.12%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	7.09%	-0.48%	1.50%
Bloomberg U.S. Government Index	6.31%	-0.94%	1.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$1,207,499,262
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$210,426
Portfolio Turnover Rate	9%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Treasury Obligations	52.3%
Investment Companies - Domestic Fixed Income	36.9%
Investment Companies - Money Market Funds	9.3%
U.S. Government Agency Securities	0.5%
Purchased Options	0.0%
Written Options	-0.0%
Futures	-0.0%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$9	0.18%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	8.14%	0.69%	3.65%
Bloomberg U.S. Corporate Bond Index	7.77%	-0.09%	3.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$314,289,510
Number of Portfolio Holdings	215
Net Investment Advisory Fees	$118,753
Portfolio Turnover Rate	19%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Financials	27.3%
Investment Companies - Domestic Fixed Income	24.7%
Communication Services	7.0%
Utilities	6.3%
Energy	6.1%
Health Care	5.7%
Industrials	5.4%
Information Technology	4.7%
Consumer Staples	4.2%
Real Estate	2.9%
Consumer Discretionary	2.5%
Other Investments	2.6%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$10	0.20%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	7.84%	0.26%	1.45%
Bloomberg U.S. Securitized Index	8.49%	0.22%	1.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$259,258,262
Number of Portfolio Holdings	1,757
Net Investment Advisory Fees	$91,336
Portfolio Turnover Rate	6%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	78.6%
Investment Companies - Domestic Fixed Income	14.8%
Investment Companies - Money Market Funds	8.9%
Collateralized Mortgage-Backed Securities	4.6%
Asset Backed Securities	1.3%
Utilities	0.1%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Short-Term Municipal Bond Portfolio

HCSBX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$16	0.31%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	3.59%	1.04%	1.26%
Bloomberg 1-3 Year Municipal Bond Index	3.66%	1.55%	1.58%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$68,609,179
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$43,399
Portfolio Turnover Rate	10%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
General Obligation	58.9%
Revenue Bonds	40.9%
Investment Companies - Money Market Funds	0.9%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Short-Term Municipal Bond Portfolio

HCSBX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Semi-Annual Shareholder Report — December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$14	0.28%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	5.43%	1.23%	1.96%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	5.31%	1.13%	2.14%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$553,093,462
Number of Portfolio Holdings	276
Net Investment Advisory Fees	$509,120
Portfolio Turnover Rate	12%

What did the Fund invest in?

(As of December 31, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Revenue Bonds	64.2%
General Obligation	16.9%
Investment Companies - Domestic Fixed Income	12.3%
Certificates of Participation	3.4%
Investment Companies - Money Market Funds	1.0%
Special Tax	0.4%
Tax Allocation	0.4%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

*Excludes other assets and liabilities on the balance sheet.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Semi-Annual Shareholder Report — December 31, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semiannual Financial Statements and Other Information (Unaudited)
December 31, 2025
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio

Table of Contents
Semiannual Financial Statements and
Other Information (Unaudited)
HC CAPITAL TRUST
December 31, 2025
Portfolio of Investments 1
Statements of Assets and Liabilities 190
Statements of Operations 195
Statements of Change in Net Assets 200
Financial Highlights 206
Notes to Financial Statements 212
Additional Information 240

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
1
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.92%
Aerospace & Defense — 1.96%
327
AeroVironment, Inc.(a) .............. $ 79
6,655
ATI, Inc.(a) ...................... 764
5,461
General Dynamics Corp. ............. 1,839
24,885
General Electric Co. ................ 7,665
3,456
HEICO Corp. ..................... 1,118
728
HEICO Corp., Class A .............. 184
9,052
Kratos Defense & Security Solutions, Inc.(a) 687
5,883
L3Harris Technologies, Inc. .......... 1,727
5,411
Lockheed Martin Corp. .............. 2,617
2,258
Northrop Grumman Corp. ............ 1,288
11,358
Rocket Lab Corp.(a) ................ 792
67,703
RTX Corp. ....................... 12,416
5,412
The Boeing Co.(a) ................. 1,175
4,895
TransDigm Group, Inc. .............. 6,510
38,861
Air Freight & Logistics — 0.21%
5,251
Expeditors International of Washington, Inc. 782
4,786
FedEx Corp. ..................... 1,382
3,544
GXO Logistics, Inc.(a) .............. 187
1,172
Hub Group, Inc., Class A ............ 50
16,845
United Parcel Service, Inc., Class B ..... 1,671
4,072
Automobile Components — 0.07%
554
Dorman Products, Inc.(a) ............ 68
585
Gentex Corp. ..................... 14
8,707
Lear Corp. ....................... 998
1,395
Patrick Industries, Inc. .............. 151
872
Visteon Corp. ..................... 83
1,314
Automobiles — 2.32%
71,725
Ford Motor Co. ................... 941
100,005
Tesla, Inc.(a) ..................... 44,974
45,915
Banks — 3.54%
1,715
Ameris Bancorp ................... 127
1,712
Axos Financial, Inc.(a) .............. 148
3,234
Banc of California, Inc. ............. 62
1,048
BancFirst Corp. ................... 111
236,345
Bank of America Corp. .............. 12,998
29,893
Bank OZK ....................... 1,376
6,251
BankUnited, Inc. .................. 279
4,171
Beacon Financial Corp. ............. 110
418
Byline Bancorp, Inc. ................ 12
2,951
Cathay General Bancorp ............. 143
7,844
Citigroup, Inc. .................... 915
22,580
Citizens Financial Group, Inc. ......... 1,319
9,351
Columbia Banking System, Inc. ....... 261
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
56,548
Comerica, Inc. .................... $ 4,916
758
Commerce Bancshares, Inc. .......... 40
1,092
Community Financial System, Inc. ..... 63
1,095
Community Trust Bancorp, Inc. ........ 62
2,630
ConnectOne Bancorp, Inc. ........... 69
3,479
Cullen/Frost Bankers, Inc. ............ 441
9,064
CVB Financial Corp. ............... 169
32,941
East West Bancorp, Inc. ............. 3,702
688
Enterprise Financial Services Corp. ..... 37
6,060
FB Financial Corp. ................. 338
13,076
Fifth Third Bancorp ................ 612
2,460
First Bancorp ..................... 125
3,516
First Busey Corp. .................. 84
591
First Citizens BancShares, Inc., Class A .. 1,268
3,478
First Financial Bancorp .............. 87
6,815
First Hawaiian, Inc. ................ 172
91,124
First Horizon Corp. ................ 2,178
3,590
First Merchants Corp. ............... 135
6,458
Fulton Financial Corp. .............. 125
1,287
German American Bancorp, Inc. ....... 50
561
Glacier Bancorp, Inc. ............... 25
3,205
Hancock Whitney Corp. ............. 204
868
Hilltop Holdings, Inc. ............... 29
83,727
Huntington Bancshares, Inc. .......... 1,453
3,570
Independent Bank Corp. ............. 261
129
International Bancshares Corp. ........ 9
70,115
JPMorgan Chase & Co. ............. 22,591
3,497
M&T Bank Corp. .................. 705
18,862
Mechanics Bancorp ................ 276
871
NB Bancorp, Inc. .................. 17
663
Nicolet Bankshares, Inc. ............. 80
6,060
OceanFirst Financial Corp. ........... 109
3,649
OFG Bancorp .................... 150
2,194
Old Second Bancorp, Inc. ............ 43
1,889
Pinnacle Financial Partners, Inc. ....... 180
1,157
QCR Holdings, Inc. ................ 96
106,556
Regions Financial Corp. ............. 2,888
990
ServisFirst Bancshares, Inc. .......... 71
997
SOUTHSTATE BANK Corp. ......... 94
3,405
Sterling Bancorp, Inc.(a)(b) ........... —
1,311
Stock Yards Bancorp, Inc. ............ 85
34,305
Synovus Financial Corp. ............. 1,717
510
Texas Capital Bancshares, Inc.(a) ...... 46
2,444
The Bank of N.T. Butterfield & Son Ltd. . 122
8,270
The PNC Financial Services Group, Inc. . 1,726
3,235
Towne Bank ..................... 108
240
Triumph Financial, Inc.(a) ............ 15
2,275
United Bankshares, Inc. ............. 87
3,391
United Community Banks, Inc. ........ 106
2,044
Univest Financial Corp. ............. 67
18,695
Wells Fargo & Co. ................. 1,742

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
7,014
WesBanco, Inc. ................... $ 233
16,779
Western Alliance Bancorp ............ 1,411
963
Wintrust Financial Corp. ............. 135
1,135
WSFS Financial Corp. .............. 63
10,848
Zions Bancorp NA ................. 635
70,113
Beverages — 1.11%
9,103
Brown-Forman Corp., Class B ........ 237
1,320
Celsius Holdings, Inc.(a) ............. 60
26,922
Monster Beverage Corp.(a) ........... 2,064
57,885
PepsiCo, Inc. ..................... 8,308
6,267
Primo Brands Corp. ................ 102
160,904
The Coca-Cola Co. ................. 11,250
341
The Vita Coco Co., Inc.(a) ........... 18
22,039
Biotechnology — 1.92%
44,744
AbbVie, Inc. ..................... 10,225
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 4,505
25,106
Amgen, Inc. ...................... 8,217
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 28
1,049
Cytokinetics, Inc.(a) ................ 67
24,003
Design Therapeutics, Inc.(a) .......... 225
3,633
Dynavax Technologies Corp.(a) ........ 56
4,978
Halozyme Therapeutics, Inc.(a) ........ 335
1,019
Insmed, Inc.(a) .................... 177
388
Krystal Biotech, Inc.(a) .............. 96
3,976
MannKind Corp.(a) ................ 23
14,064
Natera, Inc.(a) .................... 3,222
800
Neurocrine Biosciences, Inc.(a) ........ 113
6,995
Olema Pharmaceuticals, Inc.(a) ........ 175
2,087
PDL BioPharma, Inc.(a) ............. 3
1,755
PTC Therapeutics, Inc.(a) ............ 133
2,019
Regeneron Pharmaceuticals, Inc. ....... 1,558
3,305
Revolution Medicines, Inc.(a) ......... 263
745
Rhythm Pharmaceuticals, Inc.(a) ....... 80
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 45
5,355
United Therapeutics Corp.(a) ......... 2,609
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 72
1,163
Veracyte, Inc.(a) ................... 49
1,839
Vericel Corp.(a) ................... 66
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 5,630
37,972
Broadline Retail — 4.06%
330,362
Amazon.com, Inc.(a) ............... 76,255
15,760
eBay, Inc. ....................... 1,373
331
Etsy, Inc.(a) ...................... 18
8,527
Macy's, Inc. ...................... 188
928
MercadoLibre, Inc.(a) ............... 1,869
Shares Security Description
Value
(000)
Common Stocks (continued)
Broadline Retail (continued)
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. $ 562
80,265
Building Products — 0.44%
10,045
A.O. Smith Corp. .................. 672
1,948
Apogee Enterprises, Inc. ............. 71
404
Armstrong World Industries, Inc. ....... 77
2,770
AZZ, Inc. ....................... 297
38,763
Carrier Global Corp. ................ 2,048
13,273
Johnson Controls International PLC ..... 1,589
6,549
Masco Corp. ..................... 416
9,049
Trane Technologies PLC ............. 3,522
8,692
Capital Markets — 3.18%
3,210
Affiliated Managers Group, Inc. ....... 925
2,506
Ameriprise Financial, Inc. ............ 1,229
2,656
Ares Management Corp., Class A ...... 429
1,338 Artisan Partners Asset Management, Inc.,
Class A ..................... 55
13,347
BGC Group, Inc., Class A ............ 119
4,582
Blackrock, Inc. ................... 4,904
2,335
Cboe Global Markets, Inc. ........... 586
7,911
CME Group, Inc. .................. 2,160
4,421
Coinbase Global, Inc., Class A(a) ...... 1,000
1,203
FactSet Research Systems, Inc. ........ 349
3,056
Federated Hermes, Inc. .............. 159
184
Hamilton Lane, Inc., Class A .......... 25
9,172
Interactive Brokers Group, Inc. ........ 590
5,643
Intercontinental Exchange, Inc. ........ 914
140,122
Invesco Ltd. ...................... 3,681
18,395
Janus Henderson Group PLC ......... 875
17,093
Jefferies Financial Group, Inc. ......... 1,059
9,493
KKR & Co., Inc. .................. 1,210
1,384
LPL Financial Holdings, Inc. .......... 494
3,981
Moody's Corp. .................... 2,034
51,857
Morgan Stanley ................... 9,206
1,076
Morningstar, Inc. .................. 234
838
MSCI, Inc. ...................... 481
1,887
Nasdaq, Inc. ..................... 183
437
PJT Partners, Inc., Class A ........... 73
36,398
Robinhood Markets, Inc., Class A(a) .... 4,117
9,447
S&P Global, Inc. .................. 4,937
7,695
State Street Corp. .................. 993
1,512
Stifel Financial Corp. ............... 189
924
StoneX Group, Inc.(a) .............. 88
9,812
T. Rowe Price Group, Inc. ............ 1,005
41,953
The Charles Schwab Corp. ........... 4,192
16,318
The Goldman Sachs Group, Inc. ....... 14,343
157
Virtus Investment Partners, Inc. ........ 26

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
9,720
WisdomTree, Inc. .................. $ 118
62,982
Chemicals — 0.92%
10,894
Air Products and Chemicals, Inc. ....... 2,691
828
Avient Corp. ..................... 26
4,923
Axalta Coating Systems Ltd.(a) ........ 159
695
Balchem Corp. .................... 107
48
Cabot Corp. ...................... 3
43,514
CF Industries Holdings, Inc. .......... 3,365
9,311
Corteva, Inc. ..................... 624
9,217
Dow, Inc. ....................... 215
13,063
DuPont de Nemours, Inc. ............ 525
25,632
Ecolab, Inc. ...................... 6,730
497
Hawkins, Inc. .................... 71
2,671
Linde PLC ....................... 1,139
1,019
Minerals Technologies, Inc. ........... 62
24,876
Olin Corp. ....................... 518
898
Sensient Technologies Corp. .......... 84
7,082
Solstice Advanced Materials, Inc.(a) .... 344
4,752
The Sherwin-Williams Co. ........... 1,540
18,203
Commercial Services & Supplies — 0.37%
2,183
Brady Corp., Class A ............... 171
1,307
Casella Waste Systems, Inc.(a) ........ 128
105,381
Copart, Inc.(a) .................... 4,126
5,910
CoreCivic, Inc.(a) ................. 113
3,253
HNI Corp. ....................... 137
1,577
RB Global, Inc. ................... 162
1,270
Republic Services, Inc. .............. 269
741
The Brink's Co. ................... 86
1,472
The GEO Group, Inc.(a) ............. 24
9,682
Waste Management, Inc. ............. 2,127
7,343
Communications Equipment — 1.03%
19,104
Arista Networks, Inc.(a) ............. 2,503
216,571
Cisco Systems, Inc. ................ 16,682
825
F5, Inc.(a) ....................... 211
2,512
Motorola Solutions, Inc. ............. 963
20,359
Construction & Engineering — 0.05%
5,983
AECOM ........................ 570
291
Comfort Systems USA, Inc. .......... 272
2,153
Fluor Corp.(a) .................... 85
218
MYR Group, Inc.(a) ................ 48
2,938
WillScot Holdings Corp. ............. 55
1,030
Shares Security Description
Value
(000)
Common Stocks (continued)
Construction Materials — 0.08%
1,351
Martin Marietta Materials, Inc. ........ $ 842
2,578
Vulcan Materials Co. ............... 735
1,577
Consumer Finance — 0.90%
20,855
American Express Co. .............. 7,716
26,557
Capital One Financial Corp. .......... 6,436
95
Credit Acceptance Corp.(a) ........... 42
3,434
LendingClub Corp.(a) ............... 65
875
Navient Corp. .................... 11
351
Nelnet, Inc., Class A ................ 47
14,450
OneMain Holdings, Inc. ............. 976
90,466
SLM Corp. ...................... 2,448
17,741
Consumer Staples Distribution & Retail — 1.97%
14,776
Costco Wholesale Corp. ............. 12,742
5,123
Dollar Tree, Inc.(a) ................. 630
828
Performance Food Group Co.(a) ....... 74
202
PriceSmart, Inc. ................... 25
18,118
Sysco Corp. ...................... 1,335
17,745
Target Corp. ..................... 1,735
9,040
The Kroger Co. ................... 565
195,506
Walmart, Inc. ..................... 21,781
714
Weis Markets, Inc. ................. 46
38,933
Containers & Packaging — 0.14%
2,235
AptarGroup, Inc. .................. 273
774
Avery Dennison Corp. .............. 141
22,939
Ball Corp. ....................... 1,214
10,608
International Paper Co. .............. 418
2,891
Packaging Corp. of America .......... 596
2,452
Sonoco Products Co. ............... 107
2,749
Distributors — 0.05%
6,793
Genuine Parts Co. ................. 835
381
Pool Corp. ....................... 87
922
Diversified Consumer Services — 0.02%
131
Duolingo, Inc.(a) .................. 23
4,824
Service Corp. International ........... 376
399
Diversified REITs — 0.01%
4,168
Alexander & Baldwin, Inc. ........... 86
1,323
Essential Properties Realty Trust, Inc. ... 39
125

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services — 0.60%
383,861
AT&T, Inc. ...................... $ 9,534
2,728
EchoStar Corp., Class A(a) ........... 297
8,770
GCI Liberty, Inc.(a)(b) .............. —
48,780
Verizon Communications, Inc. ......... 1,987
11,818
Electric Utilities — 1.32%
1,604
Alliant Energy Corp. ............... 104
30,034
American Electric Power Co., Inc. ...... 3,464
3,035
Constellation Energy Corp. ........... 1,072
7,685
Duke Energy Corp. ................. 901
16,476
Edison International ................ 989
47,734
Evergy, Inc. ...................... 3,460
9,106
Exelon Corp. ..................... 397
60,365
FirstEnergy Corp. .................. 2,703
39,736
NextEra Energy, Inc. ............... 3,190
36,550
NRG Energy, Inc. .................. 5,821
12,422
OGE Energy Corp. ................. 530
846
Otter Tail Corp. ................... 68
32,159
The Southern Co. .................. 2,804
9,169
Xcel Energy, Inc. .................. 677
26,180
Electrical Equipment — 0.76%
8,507
AMETEK, Inc. ................... 1,747
4,130
Bloom Energy Corp., Class A(a) ....... 359
12,355
Eaton Corp. PLC .................. 3,935
29,952
Emerson Electric Co. ............... 3,976
2,360
EnerSys ......................... 346
4,901
GE Vernova, Inc. .................. 3,203
1,210
Hubbell, Inc. ..................... 537
4,506
Regal Rexnord Corp. ............... 632
931
Rockwell Automation, Inc. ........... 362
15,097
Electronic Equipment, Instruments & Components
— 0.31%
809
Advanced Energy Industries, Inc. ...... 169
24,420
Amphenol Corp., Class A ............ 3,301
1,155
Arlo Technologies, Inc.(a) ............ 16
521
Badger Meter, Inc. ................. 91
544
Belden, Inc. ...................... 63
824
ePlus, Inc. ....................... 72
103
Flex Ltd.(a) ...................... 6
548
IPG Photonics Corp.(a) .............. 39
1,575
Jabil, Inc. ....................... 360
8,929
Keysight Technologies, Inc.(a) ........ 1,815
51
Plexus Corp.(a) ................... 7
1,952
Ralliant Corp. .................... 99
86
Sanmina Corp.(a) .................. 13
34
TD SYNNEX Corp. ................ 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
1,116
TTM Technologies, Inc.(a) ........... $ 77
376
Zebra Technologies Corp.(a) .......... 91
6,224
Energy Equipment & Services — 0.19%
7,609
Archrock, Inc. .................... 198
460
Cactus, Inc., Class A ................ 21
26,930
Halliburton Co. ................... 761
747
Kodiak Gas Services, Inc. ............ 28
5,195
Liberty Energy, Inc. ................ 96
42,009
SLB Ltd. ........................ 1,612
21,429
TechnipFMC PLC ................. 955
3,671
Entertainment — 1.19%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 118
1,640
Atlanta Braves Holdings, Inc.(a) ....... 70
682
Cinemark Holdings, Inc. ............. 16
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,465
183,322
Netflix, Inc.(a) .................... 17,188
18,260
ROBLOX Corp., Class A(a) .......... 1,480
28,569
The Walt Disney Co. ............... 3,250
23,587
Financial Services — 3.62%
8,213
Apollo Global Management, Inc. ....... 1,189
861 Banco Latinoamericano de Comercio
Exterior SA, Class E ........... 38
52,705
Berkshire Hathaway, Inc., Class B(a) .... 26,492
1,270
Corpay, Inc.(a) .................... 382
49,585
Equitable Holdings, Inc. ............. 2,363
143 Federal Agricultural Mortgage Corp., Class
C ......................... 25
9,518
Global Payments, Inc. ............... 737
1,852
Jack Henry & Associates, Inc. ......... 338
27,879
Mastercard, Inc., Class A ............ 15,916
228
MGIC Investment Corp. ............. 7
34,688
PayPal Holdings, Inc. ............... 2,025
56,427
Visa, Inc., Class A ................. 19,790
31,527
Voya Financial, Inc. ................ 2,348
198
WEX, Inc.(a) ..................... 29
71,679
Food Products — 0.31%
13,782
Archer-Daniels-Midland Co. .......... 792
283
Cal-Maine Foods, Inc. .............. 23
1,587
Darling Ingredients, Inc.(a) ........... 57
365
Freshpet, Inc.(a) ................... 22
12,760
General Mills, Inc. ................. 593
413
Lamb Weston Holdings, Inc. .......... 17

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Food Products (continued)
5,092
McCormick & Co., Inc. ............. $ 347
62,480
Mondelez International, Inc., Class A .... 3,364
1,277
Post Holdings, Inc.(a) ............... 126
3,009
The Hershey Co. .................. 548
2,332
The J.M. Smucker Co. .............. 228
1,675
Tootsie Roll Industries, Inc. ........... 61
6,178
Gas Utilities — 0.16%
808
Atmos Energy Corp. ................ 135
1,491
Brookfield Infrastructure Corp. ........ 68
480
Chesapeake Utilities Corp. ........... 60
33,223
National Fuel Gas Co. .............. 2,659
1,094
Southwest Gas Holdings, Inc. ......... 88
2,134
UGI Corp. ....................... 80
3,090
Ground Transportation — 1.10%
128,274
CSX Corp. ....................... 4,650
5,345
Norfolk Southern Corp. ............. 1,543
3,682
Old Dominion Freight Line, Inc. ....... 577
62,802
Uber Technologies, Inc.(a) ........... 5,132
42,704
Union Pacific Corp. ................ 9,878
21,780
Health Care Equipment & Supplies — 1.87%
82,859
Abbott Laboratories ................ 10,381
4,799
Becton Dickinson & Co. ............. 931
10,892
Boston Scientific Corp.(a) ............ 1,039
4,886
Dexcom, Inc.(a) ................... 324
15,552
Edwards Lifesciences Corp.(a) ........ 1,326
960
Embecta Corp. .................... 11
6,535
GE HealthCare Technologies, Inc. ...... 536
698
Glaukos Corp.(a) .................. 79
6,568
ICU Medical, Inc.(a) ............... 937
4,343
IDEXX Laboratories, Inc.(a) .......... 2,938
883
Inspire Medical Systems, Inc.(a) ....... 81
479
Integer Holdings Corp.(a) ............ 38
19,494
Intuitive Surgical, Inc.(a) ............ 11,041
933
iRhythm Technologies, Inc.(a) ......... 166
511
Lantheus Holdings, Inc.(a) ........... 34
271
LeMaitre Vascular, Inc. .............. 22
74
Medtronic PLC ................... 7
4,151
Merit Medical Systems, Inc.(a) ........ 366
1,347
Omnicell, Inc.(a) .................. 61
1,434
Penumbra, Inc.(a) .................. 446
4,072
ResMed, Inc. ..................... 981
3,135
Solventum Corp.(a) ................ 248
1,498
STERIS PLC ..................... 380
9,642
Stryker Corp. ..................... 3,389
19,385
Tactile Systems Technology, Inc.(a) ..... 562
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
2,516
The Cooper Cos., Inc.(a) ............. $ 206
693
TransMedics Group, Inc.(a) ........... 84
3,346
Zimmer Biomet Holdings, Inc. ........ 301
36,915
Health Care Providers & Services — 1.61%
3,127
Cencora, Inc. ..................... 1,056
13
Chemed Corp. .................... 6
1,113
Concentra Group Holdings Parent, Inc. .. 22
459
CorVel Corp.(a) ................... 31
22,394
CVS Health Corp. ................. 1,777
9,467
Elevance Health, Inc. ............... 3,319
47
Encompass Health Corp. ............. 5
4,756
HCA Healthcare, Inc. ............... 2,220
3,283
Henry Schein, Inc.(a) ............... 248
4,083
Labcorp Holdings, Inc. .............. 1,024
8,667
McKesson Corp. .................. 7,110
992
Molina Healthcare, Inc.(a) ........... 172
717
National HealthCare Corp. ........... 98
10,773
Quest Diagnostics, Inc. .............. 1,869
1,380
Select Medical Holdings Corp. ........ 20
11,241
The Cigna Group .................. 3,094
195
The Ensign Group, Inc. .............. 34
29,483
UnitedHealth Group, Inc. ............ 9,734
31,839
Health Care REITs — 0.46%
8,558
CareTrust REIT, Inc. ............... 309
686
National Health Investors, Inc. ........ 52
36,358
Omega Healthcare Investors, Inc. ...... 1,612
6,550
Sabra Health Care REIT, Inc. ......... 124
40,605
Ventas, Inc. ...................... 3,142
21,088
Welltower, Inc. .................... 3,915
9,154
Health Care Technology — 0.16%
14,457
Veeva Systems, Inc., Class A(a) ........ 3,227
Hotel & Resort REITs — 0.01%
9,262
DiamondRock Hospitality Co. ......... 83
1,766
Ryman Hospitality Properties, Inc. ...... 167
250
Hotels, Restaurants & Leisure — 1.69%
5,277
Airbnb, Inc., Class A(a) ............. 716
162
BJ's Restaurants, Inc.(a) ............. 6
1,179
Booking Holdings, Inc. .............. 6,314
3,538
Boyd Gaming Corp. ................ 302
31,802
Carnival Corp.(a) .................. 971
28,400
Chipotle Mexican Grill, Inc.(a) ........ 1,051
1,046
Choice Hotels International, Inc. ....... 100

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
2,249
Darden Restaurants, Inc. ............. $ 414
1,221
Dave & Buster's Entertainment, Inc.(a) .. 20
23,594
DraftKings, Inc.(a) ................. 813
1,218
Hilton Grand Vacations, Inc.(a) ........ 55
148
Hilton Worldwide Holdings, Inc. ....... 43
3,826
Hyatt Hotels Corp., Class A ........... 613
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 56
13,101
Marriott International, Inc., Class A ..... 4,064
20,166
McDonald's Corp. ................. 6,163
217
Monarch Casino & Resort, Inc. ........ 21
50,929
Norwegian Cruise Line Holdings Ltd.(a) . 1,137
3,005
Planet Fitness, Inc., Class A(a) ........ 326
16,947
Royal Caribbean Cruises Ltd. ......... 4,727
64,141
Starbucks Corp. ................... 5,401
5,395
Super Group SGHC Ltd. ............. 64
581
Texas Roadhouse, Inc. .............. 96
33,473
Household Durables — 0.22%
201
Cavco Industries, Inc.(a) ............. 119
1,030
Champion Homes, Inc.(a) ............ 87
3,443
D.R. Horton, Inc. .................. 496
4,095
Dream Finders Homes, Inc., Class A(a) .. 70
5,591
Garmin Ltd. ...................... 1,133
6,964
Lennar Corp., Class A ............... 716
83
Lennar Corp., Class B .............. 8
4,132
PulteGroup, Inc. ................... 485
7,991
Toll Brothers, Inc. ................. 1,081
2,166
Tri Pointe Homes, Inc.(a) ............ 68
4,263
Household Products — 0.82%
6,339
Church & Dwight Co., Inc. ........... 532
9,514
Colgate-Palmolive Co. .............. 752
16,281
Kimberly-Clark Corp. ............... 1,643
92,793
The Procter & Gamble Co. ........... 13,297
16,224
Independent Power and Renewable Electricity Producers
— 0.29%
1,519
Clearway Energy, Inc., Class C ........ 51
35,390
Vistra Corp. ...................... 5,709
5,760
Industrial Conglomerates — 0.38%
12,543
3M Co. ......................... 2,008
1,120
Brookfield Business Corp., Class A^ .... 40
28,328
Honeywell International, Inc. ......... 5,527
7,575
Shares Security Description
Value
(000)
Common Stocks (continued)
Industrial REITs — 0.15%
1,133
EastGroup Properties, Inc. ........... $ 202
20,968
Prologis, Inc. ..................... 2,676
2,707
STAG Industrial, Inc. ............... 100
2,978
Insurance — 2.10%
33,180
Aflac, Inc. ....................... 3,659
8,552
Aon PLC, Class A ................. 3,018
1,831
Arthur J. Gallagher & Co. ............ 474
1,195
Assurant, Inc. .................... 288
36,463
Axis Capital Holdings Ltd. ........... 3,905
1,709
Brown & Brown, Inc. ............... 136
11,297
Chubb Ltd. ...................... 3,526
3,252
Cincinnati Financial Corp. ........... 531
35
Everest Group Ltd. ................. 12
3,179
F&G Annuities & Life, Inc. ........... 98
52,976
Fidelity National Financial, Inc. ....... 2,892
3,604
Horace Mann Educators Corp. ......... 166
43,476
Lincoln National Corp. .............. 1,936
14,422
Marsh & McLennan Cos., Inc. ........ 2,676
26,353
MetLife, Inc. ..................... 2,080
7,077
Old Republic International Corp. ....... 323
22,534
Principal Financial Group, Inc. ........ 1,988
11,007
Prudential Financial, Inc. ............ 1,242
7,591
Reinsurance Group of America, Inc. .... 1,544
3,014
RenaissanceRe Holdings Ltd. ......... 847
372
Selective Insurance Group, Inc. ........ 31
26,534
The Allstate Corp. ................. 5,524
8,510
The Progressive Corp. .............. 1,938
6,974
The Travelers Cos., Inc. ............. 2,023
9,301
W.R. Berkley Corp. ................ 652
41,509
Interactive Media & Services — 8.37%
182,337
Alphabet, Inc., Class A .............. 57,071
190,025
Alphabet, Inc., Class C .............. 59,630
1,296
Cargurus, Inc.(a) .................. 50
1,412
Match Group, Inc. ................. 46
73,982
Meta Platforms, Inc., Class A ......... 48,835
165,632
IT Services — 0.89%
15,185
Accenture PLC, Class A ............. 4,074
3,168
Akamai Technologies, Inc.(a) ......... 276
4,094 Cognizant Technology Solutions Corp.,
Class A ..................... 340
14,366
CoreWeave, Inc., Class A(a) .......... 1,029
1,369
DigitalOcean Holdings, Inc.(a) ........ 66
8,471
EPAM Systems, Inc.(a) .............. 1,736
13,957
GoDaddy, Inc., Class A(a) ............ 1,732
15,429
International Business Machines Corp. ... 4,569

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
IT Services (continued)
32,062
Okta, Inc.(a) ..................... $ 2,772
135
The Hackett Group, Inc. ............. 3
4,247
VeriSign, Inc. ..................... 1,032
17,629
Leisure Products — 0.02%
14,953
Mattel, Inc.(a) .................... 296
1,461
YETI Holdings, Inc.(a) .............. 65
361
Life Sciences Tools & Services — 0.95%
4,371
Agilent Technologies, Inc. ............ 595
4,564
Bio-Techne Corp. .................. 268
1,836
Bruker Corp. ..................... 86
15,219
Danaher Corp. .................... 3,484
710
IQVIA Holdings, Inc.(a) ............. 160
599
Medpace Holdings, Inc.(a) ........... 336
3,554
Mettler-Toledo International, Inc.(a) .... 4,955
493
Repligen Corp.(a) .................. 81
724
Revvity, Inc. ..................... 70
13,024
Thermo Fisher Scientific, Inc. ......... 7,548
3,017
Waters Corp.(a) ................... 1,146
18,729
Machinery — 1.91%
11,054
AGCO Corp. ..................... 1,153
21,751
Caterpillar, Inc. ................... 12,461
5,428
Cummins, Inc. .................... 2,771
4,840
Deere & Co. ..................... 2,253
53
Donaldson Co., Inc. ................ 5
8,121
Dover Corp. ...................... 1,586
220
Enpro, Inc. ...................... 47
1,648
Esab Corp. ....................... 184
1,328
ESCO Technologies, Inc. ............ 259
1,773
Federal Signal Corp. ................ 193
5,857
Fortive Corp. ..................... 323
141
Franklin Electric Co., Inc. ............ 13
1,569
Graco, Inc. ...................... 129
2,539
IDEX Corp. ...................... 452
8,257
Illinois Tool Works, Inc. ............. 2,034
13,883
Ingersoll Rand, Inc. ................ 1,100
2,518
ITT, Inc. ........................ 437
819
JBT Marel Corp. .................. 123
16,478
Mueller Water Products, Inc., Class A ... 393
1,750
Nordson Corp. .................... 421
17,109
Oshkosh Corp. .................... 2,149
16,233
Otis Worldwide Corp. ............... 1,418
1,693
Parker-Hannifin Corp. .............. 1,488
21
RBC Bearings, Inc.(a) .............. 9
2,067
Terex Corp. ...................... 110
2,085
The Greenbrier Cos., Inc. ............ 97
Shares Security Description
Value
(000)
Common Stocks (continued)
Machinery (continued)
11,372
The Middleby Corp.(a) .............. $ 1,691
2,490
The Timken Co. ................... 209
927
The Toro Co. ..................... 73
16,476
Westinghouse Air Brake Technologies Corp. 3,517
4,923
Xylem, Inc. ...................... 670
37,768
Marine Transportation — 0.01%
2,101
Kirby Corp.(a) .................... 231
Media — 0.14%
4,889
Fox Corp., Class A ................. 357
19,691
Omnicom Group, Inc. ............... 1,590
2,249
TEGNA, Inc. ..................... 44
22,844
The Trade Desk, Inc., Class A(a) ....... 867
2,858
Metals & Mining — 0.44%
5,219
Coeur Mining, Inc.(a) ............... 93
9,750
Hecla Mining Co. .................. 187
67,652
Newmont Corp. ................... 6,755
8,225
Nucor Corp. ...................... 1,342
1,912
Steel Dynamics, Inc. ................ 324
137
Warrior Met Coal, Inc. .............. 12
8,713
Mortgage Real Estate Investment Trusts (REITs)
— 0.13%
1,691
Dynex Capital, Inc. ................ 24
193,781
Rithm Capital Corp. ................ 2,112
20,515
Starwood Property Trust, Inc. ......... 369
2,505
Multi-Utilities — 0.60%
2,674
Ameren Corp. .................... 267
5,156
Black Hills Corp. .................. 358
84,210
CenterPoint Energy, Inc. ............. 3,229
1,937
CMS Energy Corp. ................. 135
1,642
Consolidated Edison, Inc. ............ 163
1,144
Dominion Energy, Inc. .............. 67
16,840
DTE Energy Co. .................. 2,172
72,854
NiSource, Inc. .................... 3,042
5,865
Public Service Enterprise Group, Inc. .... 471
1,902
Sempra ......................... 168
17,371
WEC Energy Group, Inc. ............ 1,832
11,904
Office REITs — 0.01%
2,446
COPT Defense Properties ............ 68

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
7,836
Piedmont Realty Trust, Inc. ........... $ 65
133
Oil, Gas & Consumable Fuels — 2.92%
74,539
Antero Midstream Corp. ............. 1,326
3,497
Antero Resources Corp.(a) ........... 121
7,263
Cheniere Energy, Inc. ............... 1,412
37,268
Chevron Corp. .................... 5,681
8,222
CNX Resources Corp.(a) ............ 302
23,646
Comstock Resources, Inc.(a) .......... 548
58,661
ConocoPhillips ................... 5,492
1,055
Core Natural Resources, Inc. .......... 93
63,641
Coterra Energy, Inc. ................ 1,675
110,190
Devon Energy Corp. ................ 4,036
8,363
DT Midstream, Inc. ................ 1,001
3,995
EOG Resources, Inc. ............... 420
30,723
EQT Corp. ....................... 1,647
3,921
Excelerate Energy, Inc., Class A ....... 110
2,366
Expand Energy Corp. ............... 261
107,341
Exxon Mobil Corp. ................ 12,918
161,493
Kinder Morgan, Inc. ................ 4,439
4,980
Kinetik Holdings, Inc.^ .............. 180
11,538
Marathon Petroleum Corp. ........... 1,876
268
Matador Resources Co. .............. 11
13,648
Navigator Holdings Ltd. ............. 236
26,124
Occidental Petroleum Corp. .......... 1,074
20,345
ONEOK, Inc. ..................... 1,495
3,747
Ovintiv, Inc. ..................... 147
14,968
Permian Resources Corp. ............ 210
29,205
Targa Resources Corp. .............. 5,388
90,324
The Williams Cos., Inc. ............. 5,429
2,242
Valero Energy Corp. ................ 365
57,893
Paper & Forest Products — 0.00%
1,680
Sylvamo Corp. .................... 81
Passenger Airlines — 0.11%
10,129
Alaska Air Group, Inc.(a) ............ 509
2,097
Copa Holdings SA, Class A ........... 253
18,665
Delta Air Lines, Inc. ................ 1,296
8,991
Strata Critical Medical, Inc.(a) ........ 43
2,101
Personal Care Products — 0.03%
853
Interparfums, Inc. .................. 72
4,797
The Estee Lauder Cos., Inc. .......... 503
575
Pharmaceuticals — 3.47%
286
ANI Pharmaceuticals, Inc.(a) ......... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
876
Axsome Therapeutics, Inc.(a) ......... $ 160
1,709
Collegium Pharmaceutical, Inc.(a) ...... 79
551
Corcept Therapeutics, Inc.(a) ......... 19
29,157
Eli Lilly & Co. .................... 31,334
109,630
Johnson & Johnson ................ 22,688
114,005
Merck & Co., Inc. ................. 12,000
64,849
Pfizer, Inc. ....................... 1,615
1,583
Prestige Consumer Healthcare, Inc.(a) ... 98
803
Supernus Pharmaceuticals, Inc.(a) ...... 40
4,740
Zoetis, Inc. ...................... 596
68,652
Professional Services — 0.69%
760
Amentum Holdings, Inc.(a) ........... 22
3,150
Asure Software, Inc.(a) .............. 30
28,761
Automatic Data Processing, Inc. ....... 7,397
62
Booz Allen Hamilton Holding Corp. .... 5
1,815
CBIZ, Inc.(a) ..................... 92
3,434
Equifax, Inc. ..................... 745
2,570
ExlService Holdings, Inc.(a) .......... 109
217
Huron Consulting Group, Inc.(a) ....... 38
717
Jacobs Solutions, Inc. ............... 95
3,378
KBR, Inc. ....................... 136
1,998
Korn Ferry ...................... 132
1,829
Leidos Holdings, Inc. ............... 330
979
Maximus, Inc. .................... 85
6,910
Paychex, Inc. ..................... 775
6,085
Paycom Software, Inc. .............. 970
1,018
Science Applications International Corp. . 102
1,391
SS&C Technologies Holdings, Inc. ..... 122
1,649
Upwork, Inc.(a) ................... 33
10,910
Verisk Analytics, Inc. ............... 2,440
13,658
Real Estate Management & Development — 0.18%
2,963
CBRE Group, Inc., Class A(a) ......... 476
30,060
CoStar Group, Inc.(a) ............... 2,022
4,563
Howard Hughes Holdings, Inc.(a) ...... 364
2,009
Jones Lang LaSalle, Inc.(a) ........... 676
3,538
Residential REITs — 0.09%
3,688
American Homes 4 Rent, Class A ...... 118
7,024
Camden Property Trust .............. 774
3,730
Equity LifeStyle Properties, Inc. ....... 226
507
Essex Property Trust, Inc. ............ 133
4,659
Independence Realty Trust, Inc. ........ 81
2,029
Mid-America Apartment Communities, Inc. 282
1,913
Sun Communities, Inc. .............. 237
1,851

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Retail REITs — 0.11%
27,975
Brixmor Property Group, Inc. ......... $ 734
1,385
Federal Realty Investment Trust ....... 140
4,895
InvenTrust Properties Corp. .......... 138
3,897
Kite Realty Group Trust ............. 93
17,542
Realty Income Corp. ............... 989
3,762
Urban Edge Properties .............. 72
2,166
Semiconductors & Semiconductor Equipment — 14.00%
73,066
Advanced Micro Devices, Inc.(a) ....... 15,648
3,622
Amkor Technology, Inc. ............. 143
15,994
Analog Devices, Inc. ............... 4,338
27,360
Applied Materials, Inc. .............. 7,031
152,741
Broadcom, Inc. ................... 52,864
4,234
First Solar, Inc.(a) ................. 1,106
3,557
FormFactor, Inc.(a) ................ 198
305,708
Intel Corp.(a) ..................... 11,281
1,378
KLA Corp. ...................... 1,674
16,590
Lam Research Corp. ................ 2,840
34,215
Marvell Technology, Inc. ............ 2,908
3,708
Microchip Technology, Inc. ........... 236
21,430
Micron Technology, Inc. ............. 6,116
624
MKS, Inc. ....................... 100
833,600
NVIDIA Corp. .................... 155,467
3,257
ON Semiconductor Corp.(a) .......... 176
631
Onto Innovation, Inc.(a) ............. 100
6,531
Qnity Electronics, Inc. .............. 533
60,860
QUALCOMM, Inc. ................ 10,410
23,905
Texas Instruments, Inc. .............. 4,147
661
Veeco Instruments, Inc.(a) ............ 19
277,335
Software — 10.44%
1,931
ACI Worldwide, Inc.(a) ............. 92
21,800
Adobe, Inc.(a) .................... 7,630
1,591
Alkami Technology, Inc.(a) ........... 37
289
Appfolio, Inc., Class A(a) ............ 67
10,113
AppLovin Corp., Class A(a) .......... 6,814
908
Atlassian Corp., Class A(a) ........... 147
10,190
Autodesk, Inc.(a) .................. 3,016
1,089
Box, Inc., Class A(a) ............... 33
8,330
Cadence Design Systems, Inc.(a) ....... 2,604
2,611
Clear Secure, Inc., Class A ........... 92
574
Commvault Systems, Inc.(a) .......... 72
9,116
Crowdstrike Holdings, Inc., Class A(a) .. 4,273
546
Dolby Laboratories, Inc., Class A ...... 35
3,738
EverCommerce, Inc.^(a) ............. 45
6,515
Fortinet, Inc.(a) ................... 517
846
Guidewire Software, Inc.(a) .......... 170
5,562
Intuit, Inc. ....................... 3,684
14,613
Manhattan Associates, Inc.(a) ......... 2,533
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
247,147
Microsoft Corp. ................... $ 119,526
2,231
NextNav, Inc.(a) ................... 37
68,303
Oracle Corp. ..................... 13,314
89,668
Palantir Technologies, Inc., Class A(a) ... 15,939
5,299
Palo Alto Networks, Inc.(a) ........... 976
868
PTC, Inc.(a) ...................... 151
680
Qualys, Inc.(a) .................... 90
11,757
Riot Platforms, Inc.(a) .............. 149
2,517
Roper Technologies, Inc. ............. 1,120
47,405
Salesforce, Inc. ................... 12,559
62,170
ServiceNow, Inc.(a) ................ 9,524
831
SPS Commerce, Inc.(a) .............. 74
1,489
Synopsys, Inc.(a) .................. 699
566
Workday, Inc., Class A(a) ............ 122
1,438
Workiva, Inc.(a) ................... 124
21,286
Zeta Global Holdings Corp., Class A(a) .. 433
206,698
Specialized REITs — 0.63%
6,093
American Tower Corp. .............. 1,070
5,913
CubeSmart ...................... 213
9,861
Digital Realty Trust, Inc. ............. 1,526
9,416
Equinix, Inc. ..................... 7,213
5,142
Extra Space Storage, Inc. ............ 670
5,259
Iron Mountain, Inc. ................ 436
846
Lamar Advertising Co., Class A ........ 107
3,523
Millrose Properties, Inc. ............. 105
6,868
Outfront Media, Inc. ................ 166
2,688
Public Storage .................... 698
8,362
VICI Properties, Inc. ............... 235
12,439
Specialty Retail — 1.94%
619
AutoZone, Inc.(a) .................. 2,099
6,524
Bath & Body Works, Inc. ............ 131
13,588
Best Buy Co., Inc. ................. 909
3,328
Boot Barn Holdings, Inc.(a) .......... 587
376
Burlington Stores, Inc.(a) ............ 109
9,726
Floor & Decor Holdings, Inc., Class A(a) . 592
35,806
Lowe's Cos., Inc. .................. 8,635
31,050
O'Reilly Automotive, Inc.(a) .......... 2,832
3,973
Revolve Group, Inc.(a) .............. 120
9,045
Ross Stores, Inc. .................. 1,629
158
Signet Jewelers Ltd. ................ 13
26,193
The Home Depot, Inc. .............. 9,013
64,982
The TJX Cos., Inc. ................. 9,983
16,575
Tractor Supply Co. ................. 829
1,253
Ulta Beauty, Inc.(a) ................ 758
2,174
Victoria's Secret & Co.(a) ............ 118
38,357

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 7.07%
506,799
Apple, Inc. ...................... $ 137,779
83,952
HP, Inc. ......................... 1,871
2,448
NetApp, Inc. ..................... 262
139,912
Textiles, Apparel & Luxury Goods — 0.32%
8,532
Lululemon Athletica, Inc.(a) .......... 1,773
12,105 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 1,826
27,836
NIKE, Inc., Class B ................ 1,773
7,801
Tapestry, Inc. ..................... 997
6,369
Tobacco — 0.30%
36,600
Altria Group, Inc. .................. 2,110
23,833
Philip Morris International, Inc. ........ 3,823
5,933
Trading Companies & Distributors — 0.29%
23,095
Air Lease Corp. ................... 1,483
157
Applied Industrial Technologies, Inc. .... 40
20,977
DNOW, Inc.(a) ................... 278
200
DXP Enterprises, Inc.(a) ............. 22
55,752
Fastenal Co. ...................... 2,238
749
McGrath RentCorp ................. 79
548
SiteOne Landscape Supply, Inc.(a) ...... 68
1,221
W.W. Grainger, Inc. ................ 1,232
1,130
Watsco, Inc. ...................... 381
5,821
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 154
Wireless Telecommunication Services — 0.18%
17,293
T-Mobile US, Inc. ................. 3,511
Total Common Stocks (cost $539,450) .. 1,977,584
Shares Security Description
Value
(000)
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/01/27(a) ..... $ —
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/04/27(a) .................. 1
Metals & Mining — 0.00%
108,208 Pan American Silver Corp. CVR,
02/22/29(a) .................. 54
Total Contingent Rights (cost $–) ..... 55
Investment Companies — 0.15%
Money Market Funds — 0.15%
268,147 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.63%^^(c) 268
2,661,050 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
3.68%(c) .................... 2,661
Total Investment Companies (cost $2,929) 2,929
Total Investments (cost $542,379) —
100.07% .................... 1,980,568
Liabilities in excess of other assets —
(0.07)% .................... (1,309)
Net Assets - 100.00% .............. $ 1,979,259
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2025.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... — 99.92% 99.92%
Contingent Rights ................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. — 0.15% 0.15%
Other Assets (Liabilities) ......................................................................................................................................... — -0.07% -0.07%
Total Net Assets .................................................................................................................................................. — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
12
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 64.95%
Aerospace & Defense — 2.14%
1,082
ATI, Inc.(a) ...................... $ 124
1,317
Axon Enterprise, Inc.(a) ............. 748
692
BWX Technologies, Inc. ............. 120
21,894
Carpenter Technology Corp. .......... 6,893
300
Curtiss-Wright Corp. ............... 165
8,173
General Dynamics Corp. ............. 2,752
42,488
General Electric Co. ................ 13,088
1,722
HEICO Corp. ..................... 557
2,399
HEICO Corp., Class A .............. 606
636
Hexcel Corp. ..................... 47
6,918
Howmet Aerospace, Inc. ............. 1,419
315
Huntington Ingalls Industries, Inc. ...... 107
398
Karman Holdings, Inc.(a) ............ 29
8,914
L3Harris Technologies, Inc. .......... 2,617
585
Leonardo DRS, Inc. ................ 20
327
Loar Holdings, Inc.(a) .............. 22
8,560
Lockheed Martin Corp. .............. 4,140
6,753
Northrop Grumman Corp. ............ 3,850
7,451
Rocket Lab Corp.(a) ................ 519
31,846
RTX Corp. ....................... 5,841
1,047
StandardAero, Inc.(a) ............... 30
3,216
Textron, Inc. ..................... 280
13,530
The Boeing Co.(a) ................. 2,938
6,342
TransDigm Group, Inc. .............. 8,433
27,968
Woodward, Inc. ................... 8,456
63,801
Air Freight & Logistics — 0.16%
8,655
CH Robinson Worldwide, Inc. ......... 1,392
5,659
Expeditors International of Washington, Inc. 843
3,909
FedEx Corp. ..................... 1,129
884
GXO Logistics, Inc.(a) .............. 47
13,028
United Parcel Service, Inc., Class B ..... 1,292
4,703
Automobile Components — 0.02%
4,096
Aptiv PLC(a) ..................... 312
1,770
BorgWarner, Inc. .................. 80
1,782
Gentex Corp. ..................... 41
446
Lear Corp. ....................... 51
3,190
QuantumScape Corp.(a) ............. 33
517
Automobiles — 1.11%
68,142
Ford Motor Co. ................... 894
16,813
General Motors Co. ................ 1,367
1,020
Harley-Davidson, Inc. .............. 21
961
Lucid Group, Inc.^(a) ............... 10
14,175
Rivian Automotive, Inc., Class A(a) ..... 279
67,542
Tesla, Inc.(a) ..................... 30,376
Shares Security Description
Value
(000)
Common Stocks (continued)
Automobiles (continued)
392
Thor Industries, Inc. ................ $ 40
32,987
Banks — 1.61%
121,912
Bank of America Corp. .............. 6,706
848
Bank OZK ....................... 39
172
BOK Financial Corp. ............... 20
32,162
Citigroup, Inc. .................... 3,753
7,734
Citizens Financial Group, Inc. ......... 452
2,302
Columbia Banking System, Inc. ....... 64
991
Comerica, Inc. .................... 86
997
Commerce Bancshares, Inc. .......... 52
442
Cullen/Frost Bankers, Inc. ............ 56
1,073
East West Bancorp, Inc. ............. 121
11,759
Fifth Third Bancorp ................ 551
165
First Citizens BancShares, Inc., Class A .. 354
969
First Hawaiian, Inc. ................ 25
3,891
First Horizon Corp. ................ 93
2,714
FNB Corp. ....................... 46
27,513
Huntington Bancshares, Inc. .......... 477
72,270
JPMorgan Chase & Co. ............. 23,287
16,477
KeyCorp ........................ 340
2,805
M&T Bank Corp. .................. 565
26,022
NU Holdings Ltd., Class A(a) ......... 436
1,757
Pinnacle Financial Partners, Inc. ....... 167
534
Popular, Inc. ..................... 66
664
Prosperity Bancshares, Inc. ........... 46
16,004
Regions Financial Corp. ............. 434
776
SOUTHSTATE BANK Corp. ......... 73
1,092
Synovus Financial Corp. ............. 55
380
TFS Financial Corp. ................ 5
6,950
The PNC Financial Services Group, Inc. . 1,451
22,804
Truist Financial Corp. ............... 1,122
27,450
U.S. Bancorp ..................... 1,464
1,311
Webster Financial Corp. ............. 83
56,390
Wells Fargo & Co. ................. 5,256
802
Western Alliance Bancorp ............ 67
499
Wintrust Financial Corp. ............. 70
1,117
Zions Bancorp NA ................. 65
47,947
Beverages — 0.80%
345
Brown-Forman Corp., Class A ......... 9
48,667
Brown-Forman Corp., Class B ........ 1,269
1,272
Celsius Holdings, Inc.(a) ............. 58
400
Coca-Cola Consolidated, Inc. ......... 61
12,613
Constellation Brands, Inc., Class A ..... 1,740
103,730
Keurig Dr Pepper, Inc. .............. 2,906
41,121
Molson Coors Beverage Co., Class B .... 1,920
36,003
Monster Beverage Corp.(a) ........... 2,761
39,853
PepsiCo, Inc. ..................... 5,719

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Beverages (continued)
1,987
Primo Brands Corp. ................ $ 32
72
The Boston Beer Co., Inc., Class A(a) ... 14
104,207
The Coca-Cola Co. ................. 7,285
23,774
Biotechnology — 1.16%
39,648
AbbVie, Inc. ..................... 9,057
2,293
Alnylam Pharmaceuticals, Inc.(a) ...... 911
13,932
Amgen, Inc. ...................... 4,561
753
Apellis Pharmaceuticals, Inc.(a) ....... 19
8,576
Biogen, Inc.(a) .................... 1,510
15,374
BioMarin Pharmaceutical, Inc.(a) ...... 913
174
Caris Life Sciences, Inc.(a) ........... 5
1,441
Exact Sciences Corp.(a) ............. 146
2,171
Exelixis, Inc.(a) ................... 95
36,717
Gilead Sciences, Inc. ............... 4,507
948
Halozyme Therapeutics, Inc.(a) ........ 64
17,446
Incyte Corp.(a) .................... 1,723
3,736
Insmed, Inc.(a) .................... 650
1,205
Ionis Pharmaceuticals, Inc.(a) ......... 95
2,745
Moderna, Inc.(a) .................. 81
2,333
Natera, Inc.(a) .................... 534
7,871
Neurocrine Biosciences, Inc.(a) ........ 1,117
14
Oncternal Therapeutics, Inc.(a)(b) ...... —
3,479
Regeneron Pharmaceuticals, Inc. ....... 2,686
1,341
Revolution Medicines, Inc.(a) ......... 107
2,932
Roivant Sciences Ltd.(a) ............. 64
676
Sarepta Therapeutics, Inc.(a) .......... 15
904
Summit Therapeutics, Inc.(a) ......... 16
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 16
4,387
United Therapeutics Corp.(a) ......... 2,138
7,745
Vertex Pharmaceuticals, Inc.(a) ........ 3,511
807
Viking Therapeutics, Inc.(a) .......... 28
34,569
Broadline Retail — 1.86%
45,326
Alibaba Group Holding Ltd., ADR ..... 6,644
200,829
Amazon.com, Inc.(a) ............... 46,356
10,233
Coupang, Inc.(a) .................. 241
24
Dillard's, Inc., Class A .............. 15
13,213
eBay, Inc. ....................... 1,151
799
Etsy, Inc.(a) ...................... 44
2,044
Macy's, Inc. ...................... 45
451
MercadoLibre, Inc.(a) ............... 908
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 52
55,456
Building Products — 0.18%
927
A.O. Smith Corp. .................. 62
524
AAON, Inc. ...................... 40
546
Advanced Drainage Systems, Inc. ...... 79
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
2,598
Allegion PLC .................... $ 414
344
Armstrong World Industries, Inc. ....... 66
2,023
Builders FirstSource, Inc.(a) .......... 208
741
Carlisle Cos., Inc. .................. 237
13,914
Carrier Global Corp. ................ 735
969
Fortune Brands Innovations, Inc. ....... 48
1,536
Hayward Holdings, Inc.(a) ........... 24
11,642
Johnson Controls International PLC ..... 1,395
561
Lennox International, Inc. ............ 272
3,760
Masco Corp. ..................... 239
678
Owens Corning ................... 76
325
Simpson Manufacturing Co., Inc. ...... 52
3,933
Trane Technologies PLC ............. 1,531
835
Trex Co., Inc.(a) ................... 29
5,507
Capital Markets — 2.60%
227
Affiliated Managers Group, Inc. ....... 65
1,662
Ameriprise Financial, Inc. ............ 815
3,590
Ares Management Corp., Class A ...... 580
2,653
Blackrock, Inc. ................... 2,839
13,048
Blackstone, Inc. ................... 2,011
4,722
Blue Owl Capital, Inc. .............. 71
2,959
Brookfield Asset Management Ltd., Class A 155
26,876
Brookfield Corp., ADR .............. 1,233
258
Bullish^(a) ...................... 10
11,627
Cboe Global Markets, Inc. ........... 2,919
15,228
CME Group, Inc. .................. 4,158
3,751
Coinbase Global, Inc., Class A(a) ...... 848
287
Evercore, Inc. .................... 98
3,423
FactSet Research Systems, Inc. ........ 994
2,297
Franklin Resources, Inc. ............. 55
136
Freedom Holding Corp./N.V.(a) ........ 17
309
Hamilton Lane, Inc., Class A .......... 42
434
Houlihan Lokey, Inc. ............... 76
120,581
Interactive Brokers Group, Inc. ........ 7,755
17,712
Intercontinental Exchange, Inc. ........ 2,868
2,832
Invesco Ltd. ...................... 74
1,031
Janus Henderson Group PLC ......... 49
1,185
Jefferies Financial Group, Inc. ......... 73
11,457
KKR & Co., Inc. .................. 1,461
826
Lazard, Inc. ...................... 40
1,403
LPL Financial Holdings, Inc. .......... 501
282
MarketAxess Holdings, Inc. .......... 51
17,953
Moody's Corp. .................... 9,171
20,877
Morgan Stanley ................... 3,706
182
Morningstar, Inc. .................. 40
1,359
MSCI, Inc. ...................... 780
8,091
Nasdaq, Inc. ..................... 786
3,462
Northern Trust Corp. ............... 472
3,322
Raymond James Financial, Inc. ........ 533

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
12,959
Robinhood Markets, Inc., Class A(a) .... $ 1,466
20,101
S&P Global, Inc. .................. 10,503
780
SEI Investments Co. ................ 64
5,095
State Street Corp. .................. 658
775
Stifel Financial Corp. ............... 97
3,865
T. Rowe Price Group, Inc. ............ 396
12,497
The Bank of New York Mellon Corp. .... 1,451
4,304
The Carlyle Group, Inc. ............. 255
108,172
The Charles Schwab Corp. ........... 10,807
5,303
The Goldman Sachs Group, Inc. ....... 4,662
1,002
TPG, Inc. ....................... 64
13,786
Tradeweb Markets, Inc., Class A ....... 1,483
624
Virtu Financial, Inc., Class A .......... 21
3,143
XP, Inc., Class A .................. 51
77,324
Chemicals — 0.78%
7,173
Air Products and Chemicals, Inc. ....... 1,772
888
Albemarle Corp. .................. 126
384
Ashland, Inc. ..................... 23
1,675
Axalta Coating Systems Ltd.(a) ........ 54
855
Celanese Corp. .................... 36
21,824
CF Industries Holdings, Inc. .......... 1,688
24,500
Corteva, Inc. ..................... 1,642
12,265
Dow, Inc. ....................... 287
7,502
DuPont de Nemours, Inc. ............ 301
907
Eastman Chemical Co. .............. 58
8,083
Ecolab, Inc. ...................... 2,123
1,710
Element Solutions, Inc. .............. 43
955
FMC Corp. ...................... 13
1,319
Huntsman Corp. ................... 13
10,686
International Flavors & Fragrances, Inc. .. 720
10,829
Linde PLC ....................... 4,618
4,519
LyondellBasell Industries N.V., Class A .. 196
48
NewMarket Corp. ................. 33
975
Olin Corp. ....................... 20
4,031
PPG Industries, Inc. ................ 413
2,224
RPM International, Inc. ............. 232
77,078
Sensient Technologies Corp. .......... 7,240
1,245
Solstice Advanced Materials, Inc.(a) .... 60
2,501
The Mosaic Co. ................... 60
306
The Scotts Miracle-Gro Co. .......... 18
4,148
The Sherwin-Williams Co. ........... 1,344
250
Westlake Corp. ................... 18
23,151
Commercial Services & Supplies — 0.49%
9,156
Cintas Corp. ..................... 1,722
387
Clean Harbors, Inc.(a) .............. 91
22,458
Copart, Inc.(a) .................... 880
312
MSA Safety, Inc. .................. 50
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
1,417
RB Global, Inc. ................... $ 146
12,693
Republic Services, Inc. .............. 2,690
34,970
Rollins, Inc. ...................... 2,099
1,995
Tetra Tech, Inc. ................... 67
9,470
Veralto Corp. ..................... 945
12,934
Waste Connections, Inc. ............. 2,268
16,996
Waste Management, Inc. ............. 3,733
14,691
Communications Equipment — 0.39%
18,593
Arista Networks, Inc.(a) ............. 2,437
2,504
Ciena Corp.(a) .................... 585
74,973
Cisco Systems, Inc. ................ 5,776
1,020
F5, Inc.(a) ....................... 260
535
Lumentum Holdings, Inc.(a) .......... 197
5,834
Motorola Solutions, Inc. ............. 2,236
41
Ubiquiti, Inc. ..................... 23
11,514
Construction & Engineering — 0.09%
2,348
AECOM ........................ 224
2,851
API Group Corp.(a) ................ 109
620
Comfort Systems USA, Inc. .......... 579
807
EMCOR Group, Inc. ............... 493
383
Everus Construction Group, Inc.(a) ..... 33
481
MasTec, Inc.(a) ................... 105
2,640
Quanta Services, Inc. ............... 1,114
159
Valmont Industries, Inc. ............. 64
1,486
WillScot Holdings Corp. ............. 28
2,749
Construction Materials — 0.63%
4,821
Amrize Ltd.(a) .................... 261
77,365
CRH PLC ....................... 9,656
271
Eagle Materials, Inc. ................ 56
1,138
James Hardie Industries PLC(a) ....... 24
13,175
Martin Marietta Materials, Inc. ........ 8,203
2,373
Vulcan Materials Co. ............... 676
18,876
Consumer Finance — 0.55%
2,135
Ally Financial, Inc. ................. 97
9,764
American Express Co. .............. 3,612
46,783
Capital One Financial Corp. .......... 11,338
50
Credit Acceptance Corp.(a) ........... 22
271 Figure Technology Solutions, Inc., Class
A(a) ....................... 11
870
OneMain Holdings, Inc. ............. 59
1,629
SLM Corp. ...................... 44
21,017
SoFi Technologies, Inc.(a) ............ 550

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Finance (continued)
6,472
Synchrony Financial ................ $ 540
16,273
Consumer Staples Distribution & Retail — 1.09%
134,967
Albertsons Cos., Inc., Class A ......... 2,317
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 91
297
Casey's General Stores, Inc. .......... 164
8,880
Costco Wholesale Corp. ............. 7,657
27,615
Dollar General Corp. ............... 3,667
14,134
Dollar Tree, Inc.(a) ................. 1,739
1,321
Maplebear, Inc.(a) ................. 59
1,187
Performance Food Group Co.(a) ....... 107
758
Sprouts Farmers Market, Inc.(a) ....... 60
32,235
Sysco Corp. ...................... 2,376
8,005
Target Corp. ..................... 783
48,829
The Kroger Co. ................... 3,050
1,777
U.S. Foods Holding Corp.(a) .......... 134
91,773
Walmart, Inc. ..................... 10,225
32,429
Containers & Packaging — 0.21%
83,823
Amcor PLC ...................... 699
88,820
Amcor PLC ...................... 741
497
AptarGroup, Inc. .................. 61
5,383
Avery Dennison Corp. .............. 979
21,281
Ball Corp. ....................... 1,127
9,799
Crown Holdings, Inc. ............... 1,009
2,319
Graphic Packaging Holding Co. ....... 35
8,900
International Paper Co. .............. 350
4,022
Packaging Corp. of America .......... 829
1,105
Sealed Air Corp. .................. 46
638
Silgan Holdings, Inc. ............... 26
9,046
Smurfit WestRock PLC .............. 350
738
Sonoco Products Co. ............... 32
6,284
Distributors — 0.05%
10,038
Genuine Parts Co. ................. 1,234
2,013
LKQ Corp. ...................... 61
289
Pool Corp. ....................... 66
1,361
Diversified Consumer Services — 0.01%
3,971
ADT, Inc. ....................... 32
436
Bright Horizons Family Solutions, Inc.(a) 44
292
Duolingo, Inc.(a) .................. 51
232
Grand Canyon Education, Inc.(a) ....... 39
1,053
H&R Block, Inc. .................. 46
148
Liberty Live Holdings, Inc., Class A(a) .. 12
355
Liberty Live Holdings, Inc., Class C(a) .. 30
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Consumer Services (continued)
1,078
Service Corp. International ........... $ 84
338
Diversified REITs — 0.22%
58,502
Essential Properties Realty Trust, Inc. ... 1,735
76,158
WP Carey, Inc. .................... 4,902
6,637
Diversified Telecommunication Services — 0.37%
1,721
AST SpaceMobile, Inc.(a) ............ 125
215,505
AT&T, Inc. ...................... 5,353
1,391
EchoStar Corp., Class A(a) ........... 151
1,857
Frontier Communications Parent, Inc.(a) . 71
26
GCI Liberty, Inc., Class A(a) .......... 1
176
GCI Liberty, Inc., Class C(a) .......... 7
734
Iridium Communications, Inc. ......... 13
1,274
Liberty Global Ltd., Class A(a) ........ 14
1,321
Liberty Global Ltd., Class C(a) ........ 15
129,896
Verizon Communications, Inc. ......... 5,290
11,040
Electric Utilities — 1.62%
32,502
Alliant Energy Corp. ............... 2,113
27,669
American Electric Power Co., Inc. ...... 3,191
26,640
Constellation Energy Corp. ........... 9,410
32,890
Duke Energy Corp. ................. 3,855
27,633
Edison International ................ 1,659
25,005
Entergy Corp. .................... 2,311
29,827
Evergy, Inc. ...................... 2,162
29,426
Eversource Energy ................. 1,982
67,420
Exelon Corp. ..................... 2,939
55,948
FirstEnergy Corp. .................. 2,505
417
IDACORP, Inc. ................... 53
55,304
NextEra Energy, Inc. ............... 4,440
3,427
NRG Energy, Inc. .................. 545
1,514
OGE Energy Corp. ................. 65
1,095
Oklo, Inc.(a) ..................... 79
121,332
PG&E Corp. ..................... 1,950
922
Pinnacle West Capital Corp. .......... 82
66,972
PPL Corp. ....................... 2,345
45,165
The Southern Co. .................. 3,938
36,900
Xcel Energy, Inc. .................. 2,725
48,349
Electrical Equipment — 0.63%
243
Acuity, Inc. ...................... 87
5,253
AMETEK, Inc. ................... 1,078
2,191
Bloom Energy Corp., Class A(a) ....... 190
6,883
Eaton Corp. PLC .................. 2,192
9,941
Emerson Electric Co. ............... 1,319
17,212
GE Vernova, Inc. .................. 11,252

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
459
Generac Holdings, Inc.(a) ............ $ 63
950
Hubbell, Inc. ..................... 422
1,253
nVent Electric PLC ................. 128
494
Regal Rexnord Corp. ............... 69
1,988
Rockwell Automation, Inc. ........... 773
1,147
Sensata Technologies Holding PLC ..... 38
6,556
Vertiv Holdings Co., Class A .......... 1,062
18,673
Electronic Equipment, Instruments & Components
— 0.51%
75,690
Amphenol Corp., Class A ............ 10,231
399
Arrow Electronics, Inc.(a) ............ 44
690
Avnet, Inc. ....................... 33
2,341
CDW Corp. ...................... 319
1,318
Cognex Corp. .................... 47
1,216
Coherent Corp.(a) ................. 224
14,015
Corning, Inc. ..................... 1,227
357
Crane NXT Co. ................... 17
6,526
Flex Ltd.(a) ...................... 394
158
Ingram Micro Holding Corp. .......... 3
226
IPG Photonics Corp.(a) .............. 16
1,925
Jabil, Inc. ....................... 439
3,034
Keysight Technologies, Inc.(a) ........ 616
203
Littelfuse, Inc. .................... 51
875
Ralliant Corp. .................... 45
609
TD SYNNEX Corp. ................ 91
2,950
TE Connectivity PLC ............... 671
824
Teledyne Technologies, Inc.(a) ........ 421
1,197
Vontier Corp. ..................... 45
894
Zebra Technologies Corp.(a) .......... 217
15,151
Energy Equipment & Services — 0.08%
17,333
Baker Hughes Co. ................. 790
15,235
Halliburton Co. ................... 431
2,968
NOV, Inc. ....................... 46
26,676
SLB Ltd. ........................ 1,023
3,316
TechnipFMC PLC ................. 148
554
Weatherford International PLC ........ 43
2,481
Entertainment — 1.26%
4,367
Electronic Arts, Inc. ................ 893
12,783 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,260
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 14
2,794
Live Nation Entertainment, Inc.(a) ...... 398
141
Madison Square Garden Sports Corp.(a) .. 36
139,970
Netflix, Inc.(a) .................... 13,123
10,606
ROBLOX Corp., Class A(a) .......... 859
Shares Security Description
Value
(000)
Common Stocks (continued)
Entertainment (continued)
977
Roku, Inc.(a) ..................... $ 106
12,357
Spotify Technology SA(a) ............ 7,176
4,298
Take-Two Interactive Software, Inc.(a) ... 1,100
99,627
The Walt Disney Co. ............... 11,335
532
TKO Group Holdings, Inc. ........... 111
41,870
Warner Bros. Discovery, Inc.(a) ........ 1,207
37,618
Financial Services — 1.99%
4,692
Affirm Holdings, Inc.(a) ............. 350
7,618
Apollo Global Management, Inc. ....... 1,103
30,539
Berkshire Hathaway, Inc., Class B(a) .... 15,349
9,619
Block, Inc.(a) ..................... 626
5,308
Corebridge Financial, Inc. ............ 160
1,242
Corpay, Inc.(a) .................... 374
5,453
Equitable Holdings, Inc. ............. 260
313
Euronet Worldwide, Inc.(a) ........... 24
14,444
Fidelity National Information Services, Inc. 960
17,594
Fiserv, Inc.(a) ..................... 1,182
4,368
Global Payments, Inc. ............... 338
9,183
Jack Henry & Associates, Inc. ......... 1,676
28,735
Mastercard, Inc., Class A ............ 16,404
1,805
MGIC Investment Corp. ............. 53
16,425
PayPal Holdings, Inc. ............... 959
16,317
Rocket Cos., Inc., Class A ............ 316
513
Shift4 Payments, Inc., Class A^(a) ...... 32
2,823
The Western Union Co. .............. 26
8,040
Toast, Inc., Class A(a) ............... 286
703
UWM Holdings Corp. .............. 3
53,647
Visa, Inc., Class A ................. 18,814
738
Voya Financial, Inc. ................ 55
262
WEX, Inc.(a) ..................... 39
59,389
Food Products — 0.86%
36,170
Archer-Daniels-Midland Co. .......... 2,079
19,103
Bunge Global SA .................. 1,701
3,657
Conagra Brands, Inc. ............... 63
1,213
Darling Ingredients, Inc.(a) ........... 44
1,421
Flowers Foods, Inc. ................ 15
345
Freshpet, Inc.(a) ................... 21
62,918
General Mills, Inc. ................. 2,925
111,732
Hormel Foods Corp. ................ 2,649
497
Ingredion, Inc. .................... 55
1,093
Lamb Weston Holdings, Inc. .......... 46
33,672
McCormick & Co., Inc. ............. 2,293
62,999
Mondelez International, Inc., Class A .... 3,392
353
Pilgrim's Pride Corp. ............... 14
409
Post Holdings, Inc.(a) ............... 41
2
Seaboard Corp. ................... 9
351
Smithfield Foods, Inc. ............... 8

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Food Products (continued)
1,470
The Campbell's Company ............ $ 41
15,791
The Hershey Co. .................. 2,874
23,644
The J.M. Smucker Co. .............. 2,312
103,997
The Kraft Heinz Co. ................ 2,521
44,976
Tyson Foods, Inc., Class A ........... 2,637
25,740
Gas Utilities — 0.09%
14,746
Atmos Energy Corp. ................ 2,472
1,532
MDU Resources Group, Inc. .......... 30
665
National Fuel Gas Co. .............. 53
1,588
UGI Corp. ....................... 59
2,614
Ground Transportation — 0.81%
131
Avis Budget Group, Inc.(a) ........... 17
49,203
CSX Corp. ....................... 1,784
1,432
JB Hunt Transport Services, Inc. ....... 278
1,183
Knight-Swift Transportation Holdings, Inc. 62
271
Landstar System, Inc. ............... 39
3,080
Lyft, Inc., Class A(a) ............... 60
3,961
Norfolk Southern Corp. ............. 1,143
3,322
Old Dominion Freight Line, Inc. ....... 521
311
Ryder System, Inc. ................. 60
201
Saia, Inc.(a) ...................... 66
410
Schneider National, Inc., Class B ....... 11
112,987
Uber Technologies, Inc.(a) ........... 9,232
761
U-Haul Holding Co. ................ 36
68
U-Haul Holding Co.(a) .............. 3
46,375
Union Pacific Corp. ................ 10,726
887
XPO, Inc.(a) ..................... 121
24,159
Health Care Equipment & Supplies — 1.08%
44,966
Abbott Laboratories ................ 5,634
530
Align Technology, Inc.(a) ............ 83
45,848
Baxter International, Inc. ............ 876
12,724
Becton Dickinson & Co. ............. 2,469
36,660
Boston Scientific Corp.(a) ............ 3,496
1,625
DENTSPLY SIRONA, Inc. ........... 19
6,920
Dexcom, Inc.(a) ................... 459
16,663
Edwards Lifesciences Corp.(a) ........ 1,420
1,234
Envista Holdings Corp.(a) ............ 27
7,981
GE HealthCare Technologies, Inc. ...... 655
897
Globus Medical, Inc.(a) ............. 78
4,032
Hologic, Inc.(a) ................... 301
1,434
IDEXX Laboratories, Inc.(a) .......... 971
217
Inspire Medical Systems, Inc.(a) ....... 20
1,242
Insulet Corp.(a) ................... 353
6,345
Intuitive Surgical, Inc.(a) ............ 3,594
360
Masimo Corp.(a) .................. 47
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
37,646
Medtronic PLC ................... $ 3,616
302
Penumbra, Inc.(a) .................. 94
3,931
ResMed, Inc. ..................... 946
2,807
Solventum Corp.(a) ................ 222
5,530
STERIS PLC ..................... 1,402
7,871
Stryker Corp. ..................... 2,767
356
Teleflex, Inc. ..................... 43
8,781
The Cooper Cos., Inc.(a) ............. 719
22,132
Zimmer Biomet Holdings, Inc. ........ 1,990
32,301
Health Care Providers & Services — 1.83%
675
Acadia Healthcare Co., Inc.(a) ......... 10
117,160
Brookdale Senior Living, Inc.(a) ....... 1,264
13,594
Cardinal Health, Inc. ............... 2,794
9,993
Cencora, Inc. ..................... 3,376
68,234
Centene Corp.(a) .................. 2,808
111
Chemed Corp. .................... 47
44,768
CVS Health Corp. ................. 3,553
10,953
DaVita, Inc.(a) .................... 1,245
10,161
Elevance Health, Inc. ............... 3,562
771
Encompass Health Corp. ............. 82
6,054
HCA Healthcare, Inc. ............... 2,827
847
Henry Schein, Inc.(a) ............... 64
10,085
Humana, Inc. ..................... 2,583
5,961
Labcorp Holdings, Inc. .............. 1,496
5,059
McKesson Corp. .................. 4,150
15,521
Molina Healthcare, Inc.(a) ........... 2,692
13,133
Quest Diagnostics, Inc. .............. 2,278
709
Tenet Healthcare Corp.(a) ............ 141
12,616
The Cigna Group .................. 3,472
45,041
UnitedHealth Group, Inc. ............ 14,867
5,032
Universal Health Services, Inc., Class B .. 1,098
54,409
Health Care REITs — 0.78%
2,865
Alexandria Real Estate Equities, Inc. .... 140
48,669
American Healthcare REIT, Inc. ....... 2,291
62,011
CareTrust REIT, Inc. ............... 2,242
2,539
Healthcare Realty Trust, Inc. .......... 43
56,841
Healthpeak Properties, Inc. ........... 913
4,504
Medical Properties Trust, Inc. ......... 23
2,222
Omega Healthcare Investors, Inc. ...... 99
48,363
Ventas, Inc. ...................... 3,742
73,942
Welltower, Inc. .................... 13,725
23,218
Health Care Technology — 0.02%
881
Certara, Inc.(a) .................... 8
1,010
Doximity, Inc., Class A(a) ............ 45

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Technology (continued)
2,691
Veeva Systems, Inc., Class A(a) ........ $ 600
653
Hotel & Resort REITs — 0.03%
5,369
Host Hotels & Resorts, Inc. ........... 95
1,690
Park Hotels & Resorts, Inc. ........... 18
63,877
Xenia Hotels & Resorts, Inc. .......... 903
1,016
Hotels, Restaurants & Leisure — 1.54%
7,594
Airbnb, Inc., Class A(a) ............. 1,031
1,994
Aramark ........................ 73
577
Booking Holdings, Inc. .............. 3,090
449
Boyd Gaming Corp. ................ 38
1,556
Caesars Entertainment, Inc.(a) ......... 36
19,152
Carnival Corp.(a) .................. 584
772
Cava Group, Inc.(a) ................ 45
23,721
Chipotle Mexican Grill, Inc.(a) ........ 878
229
Choice Hotels International, Inc. ....... 22
541
Churchill Downs, Inc. ............... 62
8,815
Darden Restaurants, Inc. ............. 1,622
3,076
Domino's Pizza, Inc. ................ 1,282
6,555
DoorDash, Inc., Class A(a) ........... 1,484
8,367
DraftKings, Inc.(a) ................. 288
895
Dutch Bros, Inc., Class A(a) .......... 55
2,151
Expedia Group, Inc. ................ 609
40,284
Flutter Entertainment PLC, Class DI(a) .. 8,664
8,286
Hilton Worldwide Holdings, Inc. ....... 2,380
7,075
Hyatt Hotels Corp., Class A ........... 1,134
5,486
Las Vegas Sands Corp. .............. 357
4,046
Marriott International, Inc., Class A ..... 1,255
19,110
McDonald's Corp. ................. 5,841
1,585
MGM Resorts International(a) ......... 58
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 76
1,172
Penn Entertainment, Inc.(a) ........... 17
633
Planet Fitness, Inc., Class A(a) ........ 69
2,504
Restaurant Brands International, Inc. .... 171
4,539
Royal Caribbean Cruises Ltd. ......... 1,266
20,062
Starbucks Corp. ................... 1,689
505
Texas Roadhouse, Inc. .............. 84
1,293
The Wendy's Co. .................. 11
560
Travel + Leisure Co. ................ 39
277
Vail Resorts, Inc. .................. 37
126,411
Viking Holdings Ltd.(a) ............. 9,028
215
Wingstop, Inc. .................... 51
635
Wyndham Hotels & Resorts, Inc. ....... 48
646
Wynn Resorts Ltd. ................. 78
15,762
Yum! Brands, Inc. ................. 2,385
45,937
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables — 0.72%
9,056
D.R. Horton, Inc. .................. $ 1,305
2,866
Garmin Ltd. ...................... 581
6,106
Lennar Corp., Class A ............... 628
73
Lennar Corp., Class B .............. 7
399
Mohawk Industries, Inc.(a) ........... 44
2,863
Newell Brands, Inc. ................ 11
172
NVR, Inc.(a) ..................... 1,254
3,568
PulteGroup, Inc. ................... 418
85,098
SharkNinja, Inc.(a) ................. 9,522
84,683
Somnigroup International, Inc. ........ 7,561
778
Toll Brothers, Inc. ................. 105
226
TopBuild Corp.(a) ................. 94
404
Whirlpool Corp. ................... 29
21,559
Household Products — 0.66%
33,474
Church & Dwight Co., Inc. ........... 2,807
44,358
Colgate-Palmolive Co. .............. 3,505
28,569
Kimberly-Clark Corp. ............... 2,882
412
Reynolds Consumer Products, Inc. ..... 9
23,675
The Clorox Co. ................... 2,388
57,209
The Procter & Gamble Co. ........... 8,199
19,790
Independent Power and Renewable Electricity Producers
— 0.51%
968
Brookfield Renewable Corp. .......... 37
261
Clearway Energy, Inc., Class A ........ 8
626
Clearway Energy, Inc., Class C ........ 21
19,741
Talen Energy Corp.(a) .............. 7,400
5,463
The AES Corp. ................... 78
46,815
Vistra Corp. ...................... 7,553
15,097
Industrial Conglomerates — 0.14%
9,414
3M Co. ......................... 1,507
13,458
Honeywell International, Inc. ......... 2,626
4,133
Industrial REITs — 0.51%
2,173
Americold Realty Trust, Inc. .......... 28
9,032
EastGroup Properties, Inc. ........... 1,609
37,476
First Industrial Realty Trust, Inc. ....... 2,146
546
Lineage, Inc. ..................... 19
36,250
LXP Industrial Trust ................ 1,797
74,239
Prologis, Inc. ..................... 9,478
1,834
Rexford Industrial Realty, Inc. ......... 71
1,444
STAG Industrial, Inc. ............... 53
15,201

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance — 1.68%
21,204
Aflac, Inc. ....................... $ 2,338
9,607
American Financial Group, Inc. ........ 1,313
19,672
American International Group, Inc. ..... 1,682
8,562
Aon PLC, Class A ................. 3,022
23,440
Arch Capital Group Ltd.(a) ........... 2,248
10,908
Arthur J. Gallagher & Co. ............ 2,823
404
Assurant, Inc. .................... 97
375
Assured Guaranty Ltd. .............. 34
590
Axis Capital Holdings Ltd. ........... 63
514
Brighthouse Financial, Inc.(a) ......... 33
21,639
Brown & Brown, Inc. ............... 1,724
13,229
Chubb Ltd. ...................... 4,130
6,845
Cincinnati Financial Corp. ........... 1,118
207
CNA Financial Corp. ............... 10
5,442
Erie Indemnity Co., Class A .......... 1,560
5,117
Everest Group Ltd. ................. 1,736
996
F&G Annuities & Life, Inc. ........... 31
16,717
Fidelity National Financial, Inc. ....... 913
765
First American Financial Corp. ........ 47
641
Globe Life, Inc. ................... 90
482
Kemper Corp. .................... 20
165
Kinsale Capital Group, Inc. ........... 65
1,287
Lincoln National Corp. .............. 57
14,509
Loews Corp. ..................... 1,527
807
Markel Group, Inc.(a) ............... 1,735
17,415
Marsh & McLennan Cos., Inc. ........ 3,230
9,948
MetLife, Inc. ..................... 786
1,829
Old Republic International Corp. ....... 83
257
Primerica, Inc. .................... 66
4,012
Principal Financial Group, Inc. ........ 354
6,253
Prudential Financial, Inc. ............ 706
507
Reinsurance Group of America, Inc. .... 103
370
RenaissanceRe Holdings Ltd. ......... 104
608
RLI Corp. ....................... 39
812
Ryan Specialty Holdings, Inc. ......... 42
12,004
The Allstate Corp. ................. 2,498
268
The Hanover Insurance Group, Inc. ..... 49
14,102
The Hartford Insurance Group, Inc. ..... 1,943
19,387
The Progressive Corp. .............. 4,416
9,193
The Travelers Cos., Inc. ............. 2,667
1,339
Unum Group ..................... 104
29,921
W.R. Berkley Corp. ................ 2,098
22
White Mountains Insurance Group Ltd. .. 46
7,366
Willis Towers Watson PLC ........... 2,420
50,170
Interactive Media & Services — 3.40%
128,256
Alphabet, Inc., Class A .............. 40,144
85,514
Alphabet, Inc., Class C .............. 26,835
583
IAC, Inc.(a) ...................... 23
1,933
Match Group, Inc. ................. 62
Shares Security Description
Value
(000)
Common Stocks (continued)
Interactive Media & Services (continued)
50,471
Meta Platforms, Inc., Class A ......... $ 33,316
10,533
Pinterest, Inc., Class A(a) ............ 272
1,999
Reddit, Inc., Class A(a) .............. 459
10,787
Snap, Inc., Class A(a) ............... 87
1,247
Trump Media & Technology Group Corp.(a) 17
2,357
ZoomInfo Technologies, Inc.(a) ........ 24
101,239
IT Services — 0.54%
11,046
Accenture PLC, Class A ............. 2,964
1,110
Akamai Technologies, Inc.(a) ......... 97
854
Amdocs Ltd. ..................... 69
13,866
Applied Digital Corp.(a) ............. 340
5,474
Cloudflare, Inc., Class A(a) ........... 1,079
8,669 Cognizant Technology Solutions Corp.,
Class A ..................... 720
1,697
CoreWeave, Inc., Class A(a) .......... 122
1,383
DXC Technology Co.(a) ............. 20
427
EPAM Systems, Inc.(a) .............. 87
1,333
Gartner, Inc.(a) ................... 336
309
Globant SA(a) .................... 20
2,437
GoDaddy, Inc., Class A(a) ............ 302
19,280
International Business Machines Corp. ... 5,712
1,741
Kyndryl Holdings, Inc.(a) ............ 46
1,440
MongoDB, Inc.(a) ................. 604
2,837
Okta, Inc.(a) ..................... 245
5,779
Snowflake, Inc.(a) ................. 1,267
2,581
Twilio, Inc., Class A(a) .............. 368
6,494
VeriSign, Inc. ..................... 1,577
15,975
Leisure Products — 0.01%
548
Brunswick Corp. .................. 41
1,071
Hasbro, Inc. ...................... 87
2,666
Mattel, Inc.(a) .................... 53
654
YETI Holdings, Inc.(a) .............. 29
210
Life Sciences Tools & Services — 0.62%
5,030
Agilent Technologies, Inc. ............ 685
5,099
Avantor, Inc.(a) ................... 58
162
Bio-Rad Laboratories, Inc., Class A(a) ... 49
1,180
Bio-Techne Corp. .................. 69
813
Bruker Corp. ..................... 38
382 Charles River Laboratories International,
Inc.(a) ...................... 76
11,384
Danaher Corp. .................... 2,606
2,804
Illumina, Inc.(a) ................... 367
3,045
IQVIA Holdings, Inc.(a) ............. 687
177
Medpace Holdings, Inc.(a) ........... 99
373
Mettler-Toledo International, Inc.(a) .... 520
1,621
QIAGEN N.V. .................... 73

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
419
Repligen Corp.(a) .................. $ 69
957
Revvity, Inc. ..................... 93
1,589
Sotera Health Co.(a) ................ 28
637
Tempus AI, Inc.(a) ................. 38
19,681
Thermo Fisher Scientific, Inc. ......... 11,404
1,039
Waters Corp.(a) ................... 395
3,594
West Pharmaceutical Services, Inc. ..... 989
18,343
Machinery — 0.68%
471
AGCO Corp. ..................... 49
657
Allison Transmission Holdings, Inc. .... 64
8,247
Caterpillar, Inc. ................... 4,726
15,489
CNH Industrial N.V. ................ 143
381
Crane Co. ....................... 70
2,448
Cummins, Inc. .................... 1,250
5,371
Deere & Co. ..................... 2,500
921
Donaldson Co., Inc. ................ 82
2,403
Dover Corp. ...................... 470
430
Esab Corp. ....................... 48
987
Flowserve Corp. ................... 68
6,041
Fortive Corp. ..................... 333
1,972
Gates Industrial Corp. PLC(a) ......... 42
2,920
Graco, Inc. ...................... 239
1,313
IDEX Corp. ...................... 233
6,528
Illinois Tool Works, Inc. ............. 1,608
7,042
Ingersoll Rand, Inc. ................ 558
633
ITT, Inc. ........................ 110
425
Lincoln Electric Holdings, Inc. ........ 102
839
Mueller Industries, Inc. .............. 96
965
Nordson Corp. .................... 232
498
Oshkosh Corp. .................... 63
18,709
Otis Worldwide Corp. ............... 1,634
9,261
PACCAR, Inc. .................... 1,014
2,264
Parker-Hannifin Corp. .............. 1,990
2,862
Pentair PLC ...................... 298
240
RBC Bearings, Inc.(a) .............. 108
1,967
Snap-on, Inc. ..................... 678
1,157
Stanley Black & Decker, Inc. ......... 86
406
The Middleby Corp.(a) .............. 60
464
The Timken Co. ................... 39
791
The Toro Co. ..................... 62
3,026
Westinghouse Air Brake Technologies Corp. 646
4,268
Xylem, Inc. ...................... 581
20,282
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 50
Media — 0.20%
1,576
Charter Communications, Inc., Class A(a) 329
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
92,228
Comcast Corp., Class A ............. $ 2,757
1,050
DoubleVerify Holdings, Inc.(a) ........ 12
3,838
Fox Corp., Class A ................. 280
12,221
Fox Corp., Class B ................. 793
132
Liberty Broadband Corp., Class A(a) .... 6
880
Liberty Broadband Corp., Class C(a) .... 43
6,586
News Corp., Class A ................ 172
897
News Corp., Class B ............... 27
227
Nexstar Media Group, Inc. ........... 46
370
NIQ Global Intelligence PLC(a) ....... 6
12,029
Omnicom Group, Inc. ............... 972
1,469
Sirius XM Holdings, Inc. ............ 29
1,232
The New York Times Co., Class A ...... 86
7,829
The Trade Desk, Inc., Class A(a) ....... 297
5,855
Metals & Mining — 0.23%
1,930
Alcoa Corp. ...................... 103
3,898
Anglogold Ashanti PLC ............. 332
4,358
Cleveland-Cliffs, Inc.(a) ............. 58
25,066
Freeport-McMoRan, Inc. ............ 1,273
1,013
MP Materials Corp.(a) .............. 51
33,515
Newmont Corp. ................... 3,347
4,091
Nucor Corp. ...................... 667
952
Reliance, Inc. ..................... 275
638
Royal Gold, Inc. ................... 142
682
Southern Copper Corp. .............. 98
2,518
Steel Dynamics, Inc. ................ 426
6,772
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
8,090
AGNC Investment Corp. ............ 87
10,912
Annaly Capital Management, Inc. ...... 244
4,012
Rithm Capital Corp. ................ 44
2,689
Starwood Property Trust, Inc. ......... 48
423
Multi-Utilities — 0.80%
24,177
Ameren Corp. .................... 2,414
60,230
CenterPoint Energy, Inc. ............. 2,308
35,511
CMS Energy Corp. ................. 2,484
30,249
Consolidated Edison, Inc. ............ 3,005
45,567
Dominion Energy, Inc. .............. 2,670
17,832
DTE Energy Co. .................. 2,300
47,438
NiSource, Inc. .................... 1,981
24,891
Public Service Enterprise Group, Inc. .... 1,998
23,653
Sempra ......................... 2,088
25,652
WEC Energy Group, Inc. ............ 2,706
23,954

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs — 0.15%
2,652
BXP, Inc. ........................ $ 179
84,796
COPT Defense Properties ............ 2,357
1,290
Cousins Properties, Inc. ............. 33
788
Highwoods Properties, Inc. ........... 20
48,036
Kilroy Realty Corp. ................ 1,795
3,049
SL Green Realty Corp. .............. 140
1,338
Vornado Realty Trust ............... 45
4,569
Oil, Gas & Consumable Fuels — 1.25%
2,550
Antero Midstream Corp. ............. 45
2,242
Antero Resources Corp.(a) ........... 77
2,799
APA Corp. ....................... 68
9,034
Cheniere Energy, Inc. ............... 1,756
41,043
Chevron Corp. .................... 6,255
474
Chord Energy Corp. ................ 44
767
Civitas Resources, Inc. .............. 21
28,106
ConocoPhillips ................... 2,631
36,028
Coterra Energy, Inc. ................ 949
11,008
Devon Energy Corp. ................ 403
3,314
Diamondback Energy, Inc. ........... 498
778
DT Midstream, Inc. ................ 93
16,558
EOG Resources, Inc. ............... 1,738
10,960
EQT Corp. ....................... 587
8,340
Expand Energy Corp. ............... 920
87,517
Exxon Mobil Corp. ................ 10,534
1,226
HF Sinclair Corp. .................. 56
73,895
Kinder Morgan, Inc. ................ 2,032
6,473
Marathon Petroleum Corp. ........... 1,052
902
Matador Resources Co. .............. 38
19,884
Occidental Petroleum Corp. .......... 818
11,107
ONEOK, Inc. ..................... 817
1,948
Ovintiv, Inc. ..................... 76
5,252
Permian Resources Corp. ............ 74
8,602
Phillips 66 ....................... 1,110
1,786
Range Resources Corp. .............. 63
3,813
Targa Resources Corp. .............. 704
1,017
Texas Pacific Land Corp. ............ 292
37,479
The Williams Cos., Inc. ............. 2,253
6,814
Valero Energy Corp. ................ 1,109
1,312
Viper Energy, Inc., Class A ........... 51
37,164
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 39
Passenger Airlines — 0.04%
949
Alaska Air Group, Inc.(a) ............ 48
4,899
American Airlines Group, Inc.(a) ....... 75
6,622
Delta Air Lines, Inc. ................ 459
3,957
Southwest Airlines Co. .............. 164
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
3,318
United Airlines Holdings, Inc.(a) ....... $ 371
1,117
Personal Care Products — 0.04%
1,000
BellRing Brands, Inc.(a) ............. 27
2,894
Coty, Inc., Class A(a) ............... 9
406
e.l.f. Beauty, Inc.(a) ................ 31
34,007
Kenvue, Inc. ..................... 586
4,181
The Estee Lauder Cos., Inc. .......... 438
1,091
Pharmaceuticals — 3.08%
79,003
Bristol-Myers Squibb Co. ............ 4,261
727
Corcept Therapeutics, Inc.(a) ......... 25
3,702
Elanco Animal Health, Inc.(a) ......... 84
15,235
Eli Lilly & Co. .................... 16,375
467
Jazz Pharmaceuticals PLC(a) ......... 79
54,883
Johnson & Johnson ................ 11,358
66,586
Merck & Co., Inc. ................. 7,008
876,832
Novo Nordisk A/S, ADR ............. 44,614
1,927
Organon & Co. ................... 14
1,019
Perrigo Co. PLC .................. 14
169,882
Pfizer, Inc. ....................... 4,230
54,090
Royalty Pharma PLC, Class A ......... 2,089
9,041
Viatris, Inc. ...................... 113
12,687
Zoetis, Inc. ...................... 1,596
91,860
Professional Services — 0.45%
1,232
Amentum Holdings, Inc.(a) ........... 36
11,095
Automatic Data Processing, Inc. ....... 2,854
21,774
Booz Allen Hamilton Holding Corp. .... 1,837
5,269
Broadridge Financial Solutions, Inc. .... 1,176
171
CACI International, Inc., Class A(a) .... 91
3,580
Clarivate PLC(a) .................. 12
322
Concentrix Corp. .................. 13
1,165
Dayforce, Inc.(a) .................. 81
2,181
Equifax, Inc. ..................... 474
1,224
ExlService Holdings, Inc.(a) .......... 52
256
FTI Consulting, Inc.(a) .............. 44
1,245
Genpact Ltd. ..................... 58
2,166
Jacobs Solutions, Inc. ............... 286
1,034
KBR, Inc. ....................... 42
9,485
Leidos Holdings, Inc. ............... 1,711
381
ManpowerGroup, Inc. .............. 11
408
Parsons Corp.(a) .................. 25
13,028
Paychex, Inc. ..................... 1,461
893
Paycom Software, Inc. .............. 142
349
Paylocity Holding Corp.(a) ........... 53
802
Robert Half, Inc. .................. 22
363
Science Applications International Corp. . 37

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
3,794
SS&C Technologies Holdings, Inc. ..... $ 332
3,393
TransUnion ...................... 291
10,137
Verisk Analytics, Inc. ............... 2,267
13,408
Real Estate Management & Development — 0.11%
11,629
CBRE Group, Inc., Class A(a) ......... 1,870
7,420
CoStar Group, Inc.(a) ............... 499
254
Howard Hughes Holdings, Inc.(a) ...... 20
1,546
Jones Lang LaSalle, Inc.(a) ........... 520
427
Zillow Group, Inc., Class A(a) ......... 29
2,977
Zillow Group, Inc., Class C(a) ......... 203
3,141
Residential REITs — 0.77%
35,543
American Homes 4 Rent, Class A ...... 1,141
16,931
AvalonBay Communities, Inc. ......... 3,070
9,246
Camden Property Trust .............. 1,017
3,500
Centerspace ...................... 234
32,612
Equity LifeStyle Properties, Inc. ....... 1,977
18,541
Equity Residential ................. 1,168
15,060
Essex Property Trust, Inc. ............ 3,941
42,568
Invitation Homes, Inc. .............. 1,184
32,009
Mid-America Apartment Communities, Inc. 4,446
30,248
Sun Communities, Inc. .............. 3,748
23,510
UDR, Inc. ....................... 862
22,788
Retail REITs — 0.58%
45,056
Acadia Realty Trust ................ 925
826
Agree Realty Corp. ................ 59
2,262
Brixmor Property Group, Inc. ......... 59
653
Federal Realty Investment Trust ....... 66
25,230
Kimco Realty Corp. ................ 512
1,447
NNN REIT, Inc. ................... 57
59,091
Realty Income Corp. ............... 3,332
35,805
Regency Centers Corp. .............. 2,472
27,142
Simon Property Group, Inc. .......... 5,024
73,870
Tanger, Inc. ...................... 2,465
43,090
The Macerich Co. ................. 795
76,352
Urban Edge Properties .............. 1,465
17,231
Semiconductors & Semiconductor Equipment — 5.68%
28,654
Advanced Micro Devices, Inc.(a) ....... 6,137
946
Allegro MicroSystems, Inc.(a) ......... 25
865
Amkor Technology, Inc. ............. 34
8,689
Analog Devices, Inc. ............... 2,357
14,163
Applied Materials, Inc. .............. 3,640
2,291
Astera Labs, Inc.(a) ................ 381
101,454
Broadcom, Inc. ................... 35,113
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
416
Cirrus Logic, Inc.(a) ................ $ 49
1,536
Credo Technology Group Holding Ltd.(a) 221
1,006
Enphase Energy, Inc.(a) ............. 32
2,619
Entegris, Inc. ..................... 221
1,794
First Solar, Inc.(a) ................. 469
757
GLOBALFOUNDRIES, Inc.(a) ....... 26
79,246
Intel Corp.(a) ..................... 2,925
2,340
KLA Corp. ...................... 2,843
22,319
Lam Research Corp. ................ 3,820
1,029
Lattice Semiconductor Corp.(a) ........ 76
481 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 82
15,322
Marvell Technology, Inc. ............ 1,302
9,614
Microchip Technology, Inc. ........... 612
19,892
Micron Technology, Inc. ............. 5,677
501
MKS, Inc. ....................... 80
837
Monolithic Power Systems, Inc. ....... 759
462,182
NVIDIA Corp. .................... 86,197
2,481
NXP Semiconductors N.V. ........... 539
7,482
ON Semiconductor Corp.(a) .......... 405
376
Onto Innovation, Inc.(a) ............. 59
3,750
Qnity Electronics, Inc. .............. 306
756
Qorvo, Inc.(a) .................... 64
19,192
QUALCOMM, Inc. ................ 3,282
1,205
Skyworks Solutions, Inc. ............ 76
25,347 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 7,703
2,834
Teradyne, Inc. .................... 549
16,049
Texas Instruments, Inc. .............. 2,785
353
Universal Display Corp. ............. 41
168,887
Software — 4.35%
7,478
Adobe, Inc.(a) .................... 2,617
169
Appfolio, Inc., Class A(a) ............ 39
4,140
AppLovin Corp., Class A(a) .......... 2,790
2,885
Atlassian Corp., Class A(a) ........... 468
7,624
Aurora Innovation, Inc.(a) ............ 29
3,736
Autodesk, Inc.(a) .................. 1,106
2,792
Bentley Systems, Inc., Class B ........ 106
775
BILL Holdings, Inc.(a) .............. 42
4,843
Cadence Design Systems, Inc.(a) ....... 1,514
4,007
CCC Intelligent Solutions Holdings, Inc.(a) 32
367
Circle Internet Group, Inc.(a) ......... 29
2,142
Confluent, Inc., Class A(a) ........... 65
4,420
Crowdstrike Holdings, Inc., Class A(a) .. 2,072
5,421
Datadog, Inc., Class A(a) ............ 737
3,529
Docusign, Inc.(a) .................. 241
449
Dolby Laboratories, Inc., Class A ...... 29
1,566
Dropbox, Inc., Class A(a) ............ 44
5,177
Dynatrace, Inc.(a) ................. 224
673
Elastic N.V.(a) .................... 51

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
4,484
Fair Isaac Corp.(a) ................. $ 7,581
11,404
Fortinet, Inc.(a) ................... 905
9,560
Gen Digital, Inc. .................. 260
1,017
Gitlab, Inc., Class A(a) .............. 38
648
Guidewire Software, Inc.(a) .......... 130
904
HubSpot, Inc.(a) .................. 363
4,890
Intuit, Inc. ....................... 3,239
471
Manhattan Associates, Inc.(a) ......... 82
142,092
Microsoft Corp. ................... 68,718
825
nCino, Inc.(a) .................... 21
4,437
Nutanix, Inc., Class A(a) ............. 230
62,615
Oracle Corp. ..................... 12,203
39,641
Palantir Technologies, Inc., Class A(a) ... 7,046
11,952
Palo Alto Networks, Inc.(a) ........... 2,202
628
Pegasystems, Inc. .................. 38
886
Procore Technologies, Inc.(a) ......... 64
2,083
PTC, Inc.(a) ...................... 363
646
RingCentral, Inc., Class A(a) .......... 19
3,332
Roper Technologies, Inc. ............. 1,483
1,046
Rubrik, Inc., Class A(a) ............. 80
465
SailPoint, Inc.(a) .................. 9
16,762
Salesforce, Inc. ................... 4,441
5,840
Samsara, Inc., Class A(a) ............ 207
2,117
SentinelOne, Inc., Class A(a) .......... 32
18,454
ServiceNow, Inc.(a) ................ 2,827
4,626
Strategy, Inc.(a) ................... 703
3,300
Synopsys, Inc.(a) .................. 1,551
776
Teradata Corp.(a) .................. 24
4,247
Trimble, Inc.(a) ................... 332
751
Tyler Technologies, Inc.(a) ........... 341
3,420
UiPath, Inc., Class A(a) ............. 56
2,463
Unity Software, Inc.(a) .............. 109
3,830
Workday, Inc., Class A(a) ............ 823
4,458
Zoom Communications, Inc.(a) ........ 384
1,795
Zscaler, Inc.(a) .................... 404
129,543
Specialized REITs — 0.99%
19,918
American Tower Corp. .............. 3,497
27,715
Crown Castle, Inc. ................. 2,463
1,695
CubeSmart ...................... 61
24,441
Digital Realty Trust, Inc. ............. 3,782
561
EPR Properties ................... 28
6,619
Equinix, Inc. ..................... 5,072
9,071
Extra Space Storage, Inc. ............ 1,181
39,728
Gaming and Leisure Properties, Inc. .... 1,775
5,131
Iron Mountain, Inc. ................ 425
656
Lamar Advertising Co., Class A ........ 83
1,190
Millrose Properties, Inc. ............. 36
603
National Storage Affiliates Trust ....... 17
17,466
Public Storage .................... 4,532
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
1,161
Rayonier, Inc. .................... $ 25
10,672
SBA Communications Corp. .......... 2,064
61,170
Smartstop Self Storage REIT, Inc. ...... 1,893
66,587
VICI Properties, Inc. ............... 1,872
26,845
Weyerhaeuser Co. ................. 636
29,442
Specialty Retail — 1.44%
213
AutoNation, Inc.(a) ................ 44
796
AutoZone, Inc.(a) .................. 2,699
1,735
Bath & Body Works, Inc. ............ 35
3,484
Best Buy Co., Inc. ................. 233
1,113
Burlington Stores, Inc.(a) ............ 321
1,198
CarMax, Inc.(a) ................... 46
24,472
Carvana Co.(a) .................... 10,328
1,618
Chewy, Inc., Class A(a) ............. 53
35,325
Dick's Sporting Goods, Inc. ........... 6,994
414
Five Below, Inc.(a) ................. 78
823
Floor & Decor Holdings, Inc., Class A(a) . 50
3,171
GameStop Corp., Class A(a) .......... 64
206
Lithia Motors, Inc. ................. 68
11,687
Lowe's Cos., Inc. .................. 2,817
139
Murphy USA, Inc. ................. 56
35,282
O'Reilly Automotive, Inc.(a) .......... 3,218
152
Penske Automotive Group, Inc. ........ 24
123
RH(a) .......................... 22
10,040
Ross Stores, Inc. .................. 1,809
1,780
The Gap, Inc. ..................... 46
18,812
The Home Depot, Inc. .............. 6,474
28,853
The TJX Cos., Inc. ................. 4,432
26,421
Tractor Supply Co. ................. 1,322
1,745
Ulta Beauty, Inc.(a) ................ 1,056
995
Valvoline, Inc.(a) .................. 29
737
Wayfair, Inc., Class A(a) ............. 74
2,148
Williams-Sonoma, Inc. .............. 384
42,776
Technology Hardware, Storage & Peripherals — 3.04%
287,839
Apple, Inc. ...................... 78,252
5,635
Dell Technologies, Inc., Class C ....... 710
23,514
Hewlett Packard Enterprise Co. ........ 565
16,630
HP, Inc. ......................... 370
2,926
IonQ, Inc.(a) ..................... 131
3,568
NetApp, Inc. ..................... 382
5,450
Pure Storage, Inc., Class A(a) ......... 365
1,043
Sandisk Corp.(a) .................. 248
29,442
Seagate Technology Holdings PLC ..... 8,108
9,107
Super Micro Computer, Inc.(a) ........ 266
6,118
Western Digital Corp. ............... 1,054
90,451

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.86%
1,154
Amer Sports, Inc.(a) ................ $ 43
404
Birkenstock Holding PLC(a) .......... 17
201
Columbia Sportswear Co. ............ 11
459
Crocs, Inc.(a) ..................... 39
2,659
Deckers Outdoor Corp.(a) ............ 276
1,904
Lululemon Athletica, Inc.(a) .......... 395
150,900 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 22,757
20,827
NIKE, Inc., Class B ................ 1,327
1,705
On Holding AG, Class A(a) ........... 79
429
PVH Corp. ...................... 29
307
Ralph Lauren Corp. ................ 109
3,722
Tapestry, Inc. ..................... 475
1,429
Under Armour, Inc., Class A(a) ........ 7
1,440
Under Armour, Inc., Class C(a) ........ 7
2,652
VF Corp. ........................ 48
25,619
Tobacco — 0.61%
70,746
Altria Group, Inc. .................. 4,080
88,773
Philip Morris International, Inc. ........ 14,238
18,318
Trading Companies & Distributors — 0.93%
53,418
AerCap Holdings N.V. .............. 7,679
340
AerCap Holdings N.V. .............. 49
788
Air Lease Corp. ................... 51
295
Applied Industrial Technologies, Inc. .... 76
1,478
Core & Main, Inc., Class A(a) ......... 77
35,662
Fastenal Co. ...................... 1,432
33,807
Ferguson Enterprises, Inc. ............ 7,526
788
FTAI Aviation Ltd.(c) ............... 155
350
MSC Industrial Direct Co., Inc. ........ 29
426,080
QXO, Inc.(a) ..................... 8,220
337
SiteOne Landscape Supply, Inc.(a) ...... 42
1,151
United Rentals, Inc. ................ 931
1,141
W.W. Grainger, Inc. ................ 1,151
622
Watsco, Inc. ...................... 209
371
WESCO International, Inc. ........... 91
27,718
Water Utilities — 0.10%
20,977
American Water Works Co., Inc. ....... 2,737
5,099
Essential Utilities, Inc. .............. 196
2,933
Wireless Telecommunication Services — 0.12%
795
Millicom International Cellular SA(a) ... 44
Shares Security Description
Value
(000)
Common Stocks (continued)
Wireless Telecommunication Services (continued)
18,047
T-Mobile US, Inc. ................. $ 3,664
3,708
Total Common Stocks (cost $1,183,067) 1,934,492
Contingent Rights — 0.00%
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/04/27(a)(b) . —
Financial Services — 0.00%
5,443 Sycamore Partners LLC CVR, 08/29/29(a)
(b) ........................ —
Total Contingent Rights (cost $–) ..... –
Investment Companies — 33.44%
Domestic Equity Funds — 10.37%
146,210
iShares Core S&P 500 ETF ........... 100,145
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 31,412
10,438
iShares Russell 1000 ETF ............ 3,898
500,000
State Street SPDR S&P Homebuilders ETF 51,480
144,945
Vanguard S&P 500 ETF ............. 90,899
93,660
Vanguard Total Stock Market ETF ...... 31,401
309,235
International Equity Funds — 10.15%
2,063,400
Vanguard FTSE Developed Markets ETF . 128,901
2,066,500
Vanguard FTSE Europe ETF .......... 172,781
301,682
Money Market Funds — 12.92%
54,269 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.63%^^(d) 54
384,990,304 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
3.68%(d) .................... 384,990
385,044
Total Investment Companies (cost
$842,015) ....................... 995,961
Purchased Option on Futures — 0.00%
Total Purchased Option on Futures (cost
$103) .......................... 95

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025 .
Value
(000)
Total Investments (cost $2,025,185) —
98.39% ..................... $ 2,930,548
Other assets in excess of liabilities —
1.61% ...................... 48,077
Net Assets - 100.00% .............. $ 2,978,625
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2025.
(c) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
RhumbLine
Advisers Total
Common Stocks ...................................................................................................... 43.59% 2.26% 2.64% 16.46% 64.95%
Contingent Rights ................................................................................................... — — — — — %
Investment Companies ............................................................................................ 0.02% 33.23% 0.04% 0.15% 33.44%
Options on Futures .................................................................................................. — — — — — %
Other Assets (Liabilities) ........................................................................................ 0.06% 1.54% 0.01% — 1.61%
Total Net Assets ................................................................................................. 43.67% 37.03% 2.69% 16.61% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini Russell 2000 Index Future ................. 70 3/20/26 $ 8,743 $ (196)
E-Mini S&P 500 Future ......................... 1,368 3/20/26 471,447 (5,079)
Japanese Yen Currency Future .................... 200 3/16/26 16,046 (82)
$ 496,236 $ (5,357)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (5,357)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (5,357)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 200 $ 16,250 $ 65.00 2/6/26 $ (298)
Japanese Yen Future Option ............... Put 200 16,125 64.50 2/6/26 (215)
Japanese Yen Future Option ............... Put 100 8,000 64.00 3/6/26 (104)
Japanese Yen Future Option ............... Put 100 7,938 63.50 3/6/26 (76)
$ (693)
Exchanged-traded options on futures contacts purchased as of December 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Call 200 $ 16,250 $ 65.00 2/6/26 $ 95
$ 95
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
December 31,
2025 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 45
Daily 5.00 12/20/2030
3.17 $ 300,000 $ (22,861) $ (22,838) $ (23)
$ (22,861) $ (22,838) $ (23)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
27
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 98.99%
Australia — 1.62%
4,544
ANZ Group Holdings Ltd. (Banks) ..... $ 110
1,892
APA Group (Gas Utilities) ........... 11
853 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 33
288
ASX Ltd. (Capital Markets) .......... 10
247
Atlassian Corp., Class A (Software)(a) ... 40
7,722
BHP Group Ltd. (Metals & Mining) ..... 233
2,095 Brambles Ltd. (Commercial Services &
Supplies) .................... 32
562 CAR Group Ltd. (Interactive Media &
Services) .................... 12
99 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 17
2,003 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 29
2,565
Commonwealth Bank of Australia (Banks) 274
801
Computershare Ltd. (Professional Services) 18
739
CSL Ltd. (Biotechnology) ............ 85
3,225
Evolution Mining Ltd. (Metals & Mining) 27
2,563
Fortescue Ltd. (Metals & Mining) ...... 37
3,072
Goodman Group (Industrial REITs) ..... 63
3,583
Insurance Australia Group Ltd. (Insurance) 19
1,348 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 11
548
Macquarie Group Ltd. (Capital Markets) . 74
4,104
Medibank Pvt Ltd. (Insurance) ........ 13
4,626
National Australia Bank Ltd. (Banks) .... 130
2,132 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 38
2,606
Origin Energy Ltd. (Electric Utilities) ... 20
87
Pro Medicus Ltd. (Health Care Technology) 13
1,080
Qantas Airways Ltd. (Passenger Airlines) . 7
2,284
QBE Insurance Group Ltd. (Insurance) .. 30
78 REA Group Ltd. (Interactive Media &
Services) .................... 10
570
Rio Tinto Ltd. (Metals & Mining) ...... 56
4,937 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 20
8,694
Scentre Group (Retail REITs) ......... 24
309 SGH Ltd. (Trading Companies &
Distributors) ................. 10
7,398 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 14
693 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 10
6,826
South32 Ltd. (Metals & Mining) ....... 16
3,420
Stockland (Diversified REITs) ......... 13
1,619
Suncorp Group Ltd. (Insurance) ....... 19
5,964 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 19
3,206 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 11
4,665 Transurban Group (Transportation
Infrastructure) ................ 44
6,916
Vicinity Ltd. (Retail REITs)(b) ........ 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
337 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 8
1,718
Wesfarmers Ltd. (Broadline Retail) ..... 93
5,225
Westpac Banking Corp. (Banks) ....... 134
284
WiseTech Global Ltd. (Software) ....... 13
2,884 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 45
1,844 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 36
1,993
Austria — 0.07%
467
Erste Group Bank AG (Banks)(b) ...... 57
218
OMV AG (Oil, Gas & Consumable Fuels) 12
183 Raiffeisen Bank International AG (Banks)
(b) ........................ 8
101
Verbund AG (Electric Utilities) ........ 7
84
Belgium — 0.21%
210
Ageas SA/N.V. (Insurance)(b) ......... 15
1,496 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 96
19
D'ieteren Group (Distributors) ......... 3
77
Elia Group SA/N.V. (Electric Utilities)(b) 10
123 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 11
347
KBC Group N.V. (Banks) ............ 45
1
Lotus Bakeries N.V. (Food Products)(b) .. 9
31
Sofina SA (Financial Services) ........ 9
108
Syensqo SA (Chemicals) ............. 9
191
UCB SA (Pharmaceuticals) ........... 53
260
Bermuda — 0.06%
572
Arch Capital Group Ltd. (Insurance)(a) .. 55
65
Everest Group Ltd. (Insurance) ........ 22
77
Canada — 3.50%
765
Agnico Eagle Mines Ltd. (Metals & Mining) 130
672
Alamos Gold, Inc. (Metals & Mining) ... 26
1,153 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 63
461
AltaGas Ltd. (Gas Utilities) ........... 14
894 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 17
268 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 17
1,073
Bank of Montreal (Banks) ............ 139
2,637
Barrick Mining Corp. (Metals & Mining) . 115
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 5

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
142 Bombardier, Inc., Class B (Aerospace &
Defense)(a)(b) ................ $ 24
3,115
Brookfield Corp. (Capital Markets) ..... 143
483
CAE, Inc. (Aerospace & Defense)(a) .... 15
659 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 60
1,434 Canadian Imperial Bank of Commerce
(Banks) ..................... 130
807 Canadian National Railway Co. (Ground
Transportation) ............... 80
3,200 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 108
1,417 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 104
75 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 10
300 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 9
176 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 52
2,070 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 35
307
CGI, Inc. (IT Services) .............. 28
31
Constellation Software, Inc. (Software) .. 75
413
Dollarama, Inc. (Broadline Retail) ...... 62
599 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 16
449
Emera, Inc. (Electric Utilities) ......... 22
193 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 7
3,378 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 163
31
Fairfax Financial Holdings Ltd. (Insurance) 59
1,070 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 29
60 FirstService Corp., Class WI (Real Estate
Management & Development) ..... 9
759
Fortis, Inc. (Electric Utilities) ......... 39
277
Franco-Nevada Corp. (Metals & Mining) . 57
261 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 18
348 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 15
268 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 17
429
Great-West Lifeco, Inc. (Insurance) ..... 21
499
Hydro One Ltd. (Electric Utilities)(b) .... 20
142
iA Financial Corp., Inc. (Insurance) ..... 18
120
IGM Financial, Inc. (Capital Markets) ... 5
271 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 23
272
Intact Financial Corp. (Insurance)(b) .... 57
1,114
Ivanhoe Mines Ltd. (Metals & Mining)(a) 13
348 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 11
1,858
Kinross Gold Corp. (Metals & Mining) .. 52
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
908 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... $ 41
151 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 31
145
Lundin Gold, Inc. (Metals & Mining)(b) . 12
1,119
Lundin Mining Corp. (Metals & Mining)(b) 24
402 Magna International, Inc. (Automobile
Components) ................. 21
2,598
Manulife Financial Corp. (Insurance) .... 94
314 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 23
597
National Bank of Canada (Banks) ...... 75
746
Nutrien Ltd. (Chemicals) ............ 46
393
Open Text Corp. (Software)(b) ........ 13
644 Pan American Silver Corp. (Metals &
Mining) ..................... 33
879 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 33
852
Power Corp. of Canada (Insurance) ..... 45
464 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 32
532 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 20
2,120
Royal Bank of Canada (Banks) ........ 362
366
Saputo, Inc. (Food Products)(b) ........ 11
1,865
Shopify, Inc., Class A (IT Services)(a) ... 301
173
Stantec, Inc. (Construction & Engineering) 16
872
Sun Life Financial, Inc. (Insurance) ..... 54
1,823 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 81
1,582 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 87
713 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 34
737 TELUS Corp. (Diversified
Telecommunication Services) ..... 10
122 TFI International, Inc. (Ground
Transportation) ............... 13
1,843
The Bank of Nova Scotia (Banks) ...... 136
128 The Descartes Systems Group, Inc.
(Software)(a) ................. 11
2,592
The Toronto-Dominion Bank (Banks) ... 245
241 Thomson Reuters Corp. (Professional
Services) .................... 32
420
TMX Group Ltd. (Capital Markets) ..... 16
124 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 15
536 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 24
391 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 69
693 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 81
1,877 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 16

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
199 WSP Global, Inc. (Construction &
Engineering)(b) ............... $ 36
4,325
Chile — 0.02%
594
Antofagasta PLC (Metals & Mining) .... 26
China — 0.01%
3,900 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 11
Denmark — 0.48%
5 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 11
4 A.P. Moller - Maersk A/S, Class B (Marine
Transportation)^ ............... 9
143
Carlsberg A/S, Class B (Beverages) ..... 19
191 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 16
1,062
Danske Bank A/S (Banks) ............ 53
131 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 4
310
DSV A/S (Air Freight & Logistics) ..... 78
94
Genmab A/S (Biotechnology)(a)(b) ..... 29
4,921 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 251
530
Novonesis Novozymes B (Chemicals) ... 34
795 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 15
124 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 14
180 ROCKWOOL A/S, Class B (Building
Products) .................... 6
526
Tryg A/S (Insurance)(b) ............. 14
1,529 Vestas Wind Systems A/S (Electrical
Equipment) .................. 41
594
Finland — 0.29%
201 Elisa Oyj (Diversified Telecommunication
Services) .................... 9
635
Fortum Oyj (Electric Utilities) ......... 13
386 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 9
508
Kone Oyj, Class B (Machinery) ........ 36
920
Metso Oyj (Machinery)(b) ........... 16
633
Neste Oyj (Oil, Gas & Consumable Fuels) 14
7,706
Nokia Oyj (Communications Equipment) . 50
4,802
Nordea Bank Abp (Banks) ........... 91
180
Orion Oyj, Class B (Pharmaceuticals) ... 13
3,597
Sampo Oyj, A Shares (Insurance) ...... 44
950 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 12
770 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 22
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
747
Wartsila Oyj Abp (Machinery) ......... $ 26
355
France — 2.60%
283
Accor SA (Hotels, Restaurants & Leisure) 16
42 Aeroports de Paris SA (Transportation
Infrastructure) ................ 5
892
Air Liquide SA (Chemicals) .......... 168
894
Airbus SE (Aerospace & Defense) ...... 208
522
Alstom SA (Machinery)(a) ........... 15
108
Amundi SA (Capital Markets)(b) ....... 9
2,688
AXA SA (Insurance) ............... 129
60 BioMerieux (Health Care Equipment &
Supplies) .................... 8
1,538
BNP Paribas SA (Banks) ............. 145
1,613
Bollore SE (Entertainment) ........... 9
281
Bouygues SA (Construction & Engineering) 15
466
Bureau Veritas SA (Professional Services) 15
237
Capgemini SE (IT Services) .......... 39
796 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 13
648
Cie de Saint-Gobain SA (Building Products) 66
1,006 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 33
134
Covivio SA (Diversified REITs) ....... 9
1,608
Credit Agricole SA (Banks) ........... 33
978
Danone SA (Food Products) .......... 88
1,005
Dassault Systemes SE (Software) ...... 28
354
Edenred SE (Financial Services) ....... 8
100
Eiffage SA (Construction & Engineering)(b) 14
2,752
Engie SA (Multi-Utilities) ............ 72
460 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 145
256 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 7
61
Gecina SA (Office REITs)(b) .......... 6
390
Getlink SE (Transportation Infrastructure) 7
48 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 119
54
Ipsen SA (Pharmaceuticals) ........... 8
112 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 39
304
Klepierre SA (Retail REITs) .......... 12
397
Legrand SA (Electrical Equipment) ..... 59
367
L'Oreal SA (Personal Care Products) .... 158
383 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 289
2,784 Orange SA (Diversified Telecommunication
Services)(b) .................. 46
301
Pernod Ricard SA (Beverages) ........ 26
339
Publicis Groupe SA (Media) .......... 35
332 Rexel SA (Trading Companies &
Distributors) ................. 13
557
Safran SA (Aerospace & Defense) ...... 194

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
1,695
Sanofi SA (Pharmaceuticals) .......... $ 164
44 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 11
833 Schneider Electric SE (Electrical
Equipment)(b) ................ 228
1,093
Societe Generale SA (Banks) ......... 88
131
Sodexo SA (Hotels, Restaurants & Leisure) 7
140
Thales SA (Aerospace & Defense) ...... 38
3,026 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 197
180
Unibail-Rodamco-Westfield (Retail REITs) 20
1,046
Veolia Environnement SA (Multi-Utilities) 36
750
Vinci SA (Construction & Engineering) .. 106
3,203
Germany — 2.39%
259 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 51
590
Allianz SE, Registered Shares (Insurance) 273
1,408
BASF SE (Chemicals) .............. 74
1,480 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 64
431 Bayerische Motoren Werke AG
(Automobiles) ................ 47
54 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 6
145
Beiersdorf AG (Personal Care Products) .. 16
183 Brenntag SE (Trading Companies &
Distributors) ................. 11
1,158
Commerzbank AG (Banks) ........... 49
165
Continental AG (Automobile Components) 13
93 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 9
723
Daimler Truck Holding AG (Machinery) . 31
329 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 9
2,795 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 108
283
Deutsche Boerse AG (Capital Markets) .. 74
848 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 8
1,448
Deutsche Post AG (Air Freight & Logistics) 79
5,523 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 180
168 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles)(b) ......... 9
3,392
E.ON SE (Multi-Utilities) ............ 64
515
Evonik Industries AG (Chemicals) ...... 8
311 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 15
638 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 37
231
GEA Group AG (Machinery) ......... 16
91
Hannover Rueck SE (Insurance) ....... 28
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
207 Heidelberg Materials AG (Construction
Materials)(b) ................. $ 54
159 Henkel AG & Co. KGaA (Household
Products) .................... 12
245 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 20
104
Hensoldt AG (Aerospace & Defense) .... 9
20 HOCHTIEF AG (Construction &
Engineering) ................. 8
1,995 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 87
107
Knorr-Bremse AG (Machinery) ........ 12
107 LEG Immobilien SE (Real Estate
Management & Development) ..... 8
1,099
Mercedes-Benz Group AG (Automobiles) 76
195
Merck KGaA (Pharmaceuticals) ....... 28
81 MTU Aero Engines AG (Aerospace &
Defense) .................... 34
198 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 130
86
Nemetschek SE (Software) ........... 9
8
Rational AG (Machinery) ............ 6
71
Rheinmetall AG (Aerospace & Defense) . 130
952 RWE AG (Independent Power and
Renewable Electricity Producers) .. 50
1,601
SAP SE (Software) ................. 388
39 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 11
108 Scout24 SE (Interactive Media & Services)
(b) ........................ 11
1,159 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 324
1,176 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 165
521 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 27
200
Symrise AG (Chemicals)(b) .......... 16
96
Talanx AG (Insurance) .............. 13
1,109 Vonovia SE (Real Estate Management &
Development) ................ 32
338
Zalando SE (Specialty Retail)(a)(b) ..... 10
2,949
Hong Kong — 0.53%
16,000
AIA Group Ltd. (Insurance) .......... 166
5,500
BOC Hong Kong Holdings Ltd. (Banks) . 28
3,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 15
4,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 27
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 4
2,500
CLP Holdings Ltd. (Electric Utilities) ... 22
82 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 13

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
3,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... $ 15
1,100
Hang Seng Bank Ltd. (Banks) ......... 22
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 7
5,000 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 7
16,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 15
1,849 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 97
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 11
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 14
4,511
Link REIT (Retail REITs) ............ 20
2,000
MTR Corp. Ltd. (Ground Transportation) . 8
2,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 14
3,973
Prudential PLC (Insurance) ........... 61
4,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 6
2,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 7
2,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 30
500 Swire Pacific Ltd., Class A (Real Estate
Management & Development) ..... 4
2,000
Techtronic Industries Co. Ltd. (Machinery) 23
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
11,950
WH Group Ltd. (Food Products)(b) ..... 13
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 6
658
Ireland (Republic of) — 0.97%
944
Accenture PLC, Class A (IT Services) ... 253
44 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 6
221 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 32
3,181
AIB Group PLC (Banks)(b) .......... 34
133
Allegion PLC (Building Products) ...... 21
355
Aptiv PLC (Automobile Components)(a) . 27
1,530
Bank of Ireland Group PLC (Banks) .... 29
151
DCC PLC (Industrial Conglomerates)(b) . 9
586
Eaton Corp. PLC (Electrical Equipment) . 187
1,393
Experian PLC (Professional Services) ... 63
236 Kerry Group PLC, Class A (Food Products)
(b) ........................ 22
232
Kingspan Group PLC (Building Products) 20
1,951 Medtronic PLC (Health Care Equipment &
Supplies) .................... 187
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
1,263 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ $ 44
789 Smurfit WestRock PLC (Containers &
Packaging) .................. 31
442 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 101
335 Trane Technologies PLC (Building
Products) .................... 130
1,196
Israel — 0.27%
66 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 7
1,868
Bank Hapoalim BM (Banks) .......... 42
2,197
Bank Leumi Le-Israel BM, Class IS (Banks) 48
133 Check Point Software Technologies Ltd.
(Software)(a) ................. 25
71
CyberArk Software Ltd. (Software)(a) ... 32
40
Elbit Systems Ltd. (Aerospace & Defense) 23
1,131
ICL Group Ltd. (Chemicals) .......... 7
1
Isracard Ltd. (Consumer Finance) ...... —
1,824
Israel Discount Bank Ltd., Class A (Banks) 19
229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 16
55
Monday.com Ltd. (Software)(a) ........ 8
94
Nice Ltd. (Software)(a) .............. 11
52 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 17
279
Phoenix Financial Ltd. (Insurance) ..... 12
1,841 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 58
26
Wix.com Ltd. (IT Services)(a) ......... 3
52
Wix.com Ltd. (IT Services)(a) ......... 5
333
Italy — 0.79%
241 Banca Mediolanum SpA (Financial
Services) .................... 5
3,183 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 34
1,955
Banco BPM SpA (Banks) ............ 30
1,937
BPER Banca SPA (Banks) ........... 26
87
Buzzi SpA (Construction Materials) ..... 5
889 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 6
12,370
Enel SpA (Electric Utilities)(b) ........ 129
3,247
Eni SpA (Oil, Gas & Consumable Fuels) . 62
192
Ferrari N.V. (Automobiles) ........... 71
925
FinecoBank Banca Fineco SpA (Banks) .. 24
1,337
Generali (Insurance) ................ 56
461 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 4
22,033
Intesa Sanpaolo SpA (Banks)(b) ....... 152

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
615
Leonardo SpA (Aerospace & Defense) ... $ 35
351 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 22
694
Nexi SpA (Financial Services)(b) ...... 3
688
Poste Italiane SpA (Financial Services)(b) 17
425
Prysmian SpA (Electrical Equipment) ... 42
170 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 10
3,098
Snam SpA (Gas Utilities) ............ 21
18,788 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 11
2,118 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 23
2,123
UniCredit SpA (Banks) .............. 177
547
Unipol Assicurazioni SpA (Insurance) ... 13
978
Japan — 5.48%
1,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 152
3,300 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 52
300
AGC, Inc. (Building Products) ........ 10
700
Aisin Corp. (Automobile Components) .. 13
1,400
Ajinomoto Co., Inc. (Food Products) .... 30
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
2,200
Asahi Group Holdings Ltd. (Beverages)(b) 23
1,900
Asahi Kasei Corp. (Chemicals) ........ 17
1,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 24
2,700
Astellas Pharma, Inc. (Pharmaceuticals) .. 36
900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 24
1,800 Bridgestone Corp. (Automobile
Components) ................. 41
1,400 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 41
500
Capcom Co. Ltd. (Entertainment) ...... 12
1,100 Central Japan Railway Co. (Ground
Transportation) ............... 30
1,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 15
1,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 52
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 10
500
Daifuku Co. Ltd. (Machinery) ......... 16
5,100
Dai-ichi Life Holdings, Inc. (Insurance) .. 42
2,900
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 62
400
Daikin Industries Ltd. (Building Products) 51
500 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 10
800 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... $ 17
2,600
Denso Corp. (Automobile Components) .. 36
100 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 30
1,400 East Japan Railway Co. (Ground
Transportation) ............... 37
700
Ebara Corp. (Machinery) ............ 17
400
Eisai Co. Ltd. (Pharmaceuticals) ....... 12
4,100 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 29
1,400
FANUC Corp. (Machinery) ........... 54
300
Fast Retailing Co. Ltd. (Specialty Retail) . 109
200
Fuji Electric Co. Ltd. (Electrical Equipment) 15
1,700 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 36
400
Fujikura Ltd. (Electrical Equipment) .... 44
2,700
Fujitsu Ltd. (IT Services)(b) .......... 74
300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 8
6,900
Hitachi Ltd. (Industrial Conglomerates) .. 216
5,700
Honda Motor Co. Ltd. (Automobiles) ... 56
500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 76
800 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 9
1,400 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 11
1,600
IHI Corp. (Machinery) .............. 28
1,300
Inpex Corp. (Oil, Gas & Consumable Fuels) 26
800
Isuzu Motors Ltd. (Automobiles) ....... 12
9,000 ITOCHU Corp. (Trading Companies &
Distributors) ................. 114
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 7
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 16
2,700
Japan Post Bank Co. Ltd. (Banks)(b) .... 38
2,900
Japan Post Holdings Co. Ltd. (Insurance)(b) 31
300
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
800
JFE Holdings, Inc. (Metals & Mining)(b) . 10
600
Kajima Corp. (Construction & Engineering) 22
700
Kao Corp. (Personal Care Products) ..... 28
200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 13
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 7
4,600 KDDI Corp. (Wireless Telecommunication
Services) .................... 80
300 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 109
1,000
Kikkoman Corp. (Food Products) ...... 9
1,100
Kirin Holdings Co. Ltd. (Beverages) .... 16
300 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 7

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,500
Komatsu Ltd. (Machinery) ........... $ 48
200
Konami Group Corp. (Entertainment) ... 27
1,500
Kubota Corp. (Machinery) ........... 21
1,900 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 27
300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 5
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 19
4,300
LY Corp. (Interactive Media & Services) . 11
700
M3, Inc. (Health Care Technology) ..... 9
300
Makita Corp. (Machinery) ........... 9
2,100 Marubeni Corp. (Trading Companies &
Distributors) ................. 58
500 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 9
500
MINEBEA MITSUMI, Inc. (Machinery) . 10
2,000 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 12
4,900 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 112
2,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 85
1,600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 39
1,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 9
4,900 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 120
17,300 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 275
3,800 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 113
4,000 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 45
500 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 15
3,840
Mizuho Financial Group, Inc. (Banks) ... 140
400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 6
1,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 45
2,500 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 52
2,000
NEC Corp. (IT Services) ............. 68
500
Nexon Co. Ltd. (Entertainment) ....... 12
1,300
NIDEC Corp. (Electrical Equipment) .... 18
1,700
Nintendo Co. Ltd. (Entertainment) ...... 115
10
Nippon Building Fund, Inc. (Office REITs) 9
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 9
300
Nippon Sanso Holdings Corp. (Chemicals) 9
7,500
Nippon Steel Corp. (Metals & Mining) .. 31
700
Nippon Yusen KK (Marine Transportation) 23
3,400
Nissan Motor Co. Ltd. (Automobiles)(a) . 8
600
Nitori Holdings Co. Ltd. (Specialty Retail) 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,100
Nitto Denko Corp. (Chemicals) ........ $ 26
4,500
Nomura Holdings, Inc. (Capital Markets) . 37
600 Nomura Research Institute Ltd. (IT
Services) .................... 23
45,100 NTT, Inc. (Diversified Telecommunication
Services) .................... 46
1,000 Obayashi Corp. (Construction &
Engineering) ................. 21
500
Obic Co. Ltd. (IT Services) ........... 16
1,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 22
100
Oracle Corp. Japan (Software) ......... 8
1,600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 30
1,700
ORIX Corp. (Financial Services) ....... 50
600
Osaka Gas Co. Ltd. (Gas Utilities) ...... 21
300
Otsuka Corp. (IT Services) ........... 6
700
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 40
3,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 18
3,500 Panasonic Holdings Corp. (Household
Durables) ................... 45
2,300
Rakuten Group, Inc. (Broadline Retail)(a)(b) 15
2,100 Recruit Holdings Co. Ltd. (Professional
Services) .................... 118
2,600 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 36
3,200
Resona Holdings, Inc. (Banks) ........ 30
800
Ryohin Keikaku Co. Ltd. (Broadline Retail) 14
300
Sanrio Co. Ltd. (Specialty Retail)(b) .... 9
800
SBI Holdings, Inc. (Capital Markets) .... 17
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 10
600 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 21
300 Seibu Holdings, Inc. (Ground
Transportation) ............... 8
600 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates) ............... 10
900
Sekisui House Ltd. (Household Durables) 20
3,400 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 49
400 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 4
300 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 8
100
Shimano, Inc. (Leisure Products) ....... 10
2,500
Shin-Etsu Chemical Co. Ltd. (Chemicals) 78
1,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 20
600
Shiseido Co. Ltd. (Personal Care Products) 9
100
SMC Corp. (Machinery) ............. 35
43,500 SoftBank Corp. (Wireless
Telecommunication Services) ..... 60
6,000 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 168

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,300
Sompo Holdings, Inc. (Insurance) ...... $ 44
9,400 Sony Financial Group, Inc. (Financial
Services)(a) .................. 10
9,400
Sony Group Corp. (Household Durables) . 241
900
Subaru Corp. (Automobiles) .......... 19
1,600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 55
1,100 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 44
400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 16
5,500 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 177
1,000
Sumitomo Mitsui Trust Group, Inc. (Banks) 30
1,000 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 25
300
Suntory Beverage & Food Ltd. (Beverages) 9
2,400
Suzuki Motor Corp. (Automobiles) ..... 36
800 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 8
700
T&D Holdings, Inc. (Insurance) ....... 16
200
Taisei Corp. (Construction & Engineering) 19
2,400 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 75
2,900 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 41
2,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 29
800
The Chiba Bank Ltd. (Banks) ......... 9
1,400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 22
300
TIS, Inc. (IT Services) .............. 10
100
Toho Co. Ltd. (Entertainment) ......... 5
2,800
Tokio Marine Holdings, Inc. (Insurance) . 104
700 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 156
500
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 20
600 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 6
800
Tokyu Corp. (Ground Transportation) ... 9
400 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 12
2,100
Toray Industries, Inc. (Chemicals) ...... 14
300
Toyota Industries Corp. (Machinery)(a) .. 34
14,300
Toyota Motor Corp. (Automobiles)(b) ... 307
1,000 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 34
200
Trend Micro, Inc. (Software) .......... 8
400 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 7
1,700
Unicharm Corp. (Household Products) ... 10
600 West Japan Railway Co. (Ground
Transportation)(b) ............. 12
1,400
Yamaha Motor Co. Ltd. (Automobiles) .. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. $ 10
1,600
Yokohama Financial Group, Inc. (Banks) . 13
900
ZOZO, Inc. (Specialty Retail)(b) ....... 7
6,768
Luxembourg — 0.04%
706
ArcelorMittal SA (Metals & Mining) .... 33
302 CVC Capital Partners PLC (Capital
Markets)(b) .................. 5
152 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 11
49
Macau — 0.01%
3,600 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 9
Netherlands — 1.35%
862 ABN AMRO Bank N.V., Class CV (Banks)
(b) ........................ 30
39
Adyen N.V. (Financial Services)(a)(b) ... 63
1,921
Aegon Ltd. (Insurance) .............. 15
254
Akzo Nobel N.V. (Chemicals) ......... 18
92
Argenx SE (Biotechnology)(a) ........ 78
72 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 44
590 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 635
238
ASR Nederland N.V. (Insurance)(b) ..... 17
124 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 19
113
Euronext N.V. (Capital Markets)(b) ..... 17
144
EXOR N.V. (Financial Services) ....... 12
770
Ferrovial SE (Construction & Engineering) 50
193
Heineken Holding N.V. (Beverages) .... 14
435
Heineken N.V. (Beverages) ........... 36
90 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 8
4,645
ING Groep N.V. (Banks) ............. 130
229
JDE Peet's N.V. (Food Products) ....... 9
1,421 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 58
5,842 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 27
404
NN Group N.V. (Insurance) ........... 31
389 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 84
1,998
Prosus N.V. (Broadline Retail)(a)(b) .... 124
326 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 15
127
Randstad N.V. (Professional Services) ... 5
3,076
Stellantis N.V. (Automobiles) ......... 34

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
767 The Magnum Ice Cream Co. N.V.
(Consumer Staples Distribution &
Retail)(a) .................... $ 12
1,690 Universal Music Group N.V.
(Entertainment) ............... 44
353
Wolters Kluwer N.V. (Professional Services) 37
1,666
New Zealand — 0.06%
2,407 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 12
1,214
Contact Energy Ltd. (Electric Utilities) .. 6
890 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 19
1,918
Infratil Ltd. (Industrial Conglomerates) .. 12
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 9
219
Xero Ltd. (Software)(a) ............. 17
75
Norway — 0.14%
460 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 12
1,337
DNB Bank ASA (Banks) ............ 36
1,266 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 30
361
Gjensidige Forsikring ASA (Insurance) .. 11
665 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 17
673
Mowi ASA (Food Products)(b) ........ 16
2,084
Norsk Hydro ASA (Metals & Mining) ... 16
987
Orkla ASA (Food Products) .......... 11
93
Salmar ASA (Food Products) ......... 6
896 Telenor ASA (Diversified
Telecommunication Services) ..... 13
235
Yara International ASA (Chemicals) .... 10
178
Poland — 0.00%
335
InPost SA (Air Freight & Logistics)(a) ... 4
Portugal — 0.04%
11,914 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 13
4,621
EDP SA (Electric Utilities)(b) ......... 21
631 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 11
429 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 10
55
Singapore — 0.42%
5,741 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
9,352 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ $ 17
3,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 7
3,307
DBS Group Holdings Ltd. (Banks) ..... 145
3,470 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 17
2,200
Keppel Ltd. (Industrial Conglomerates) .. 18
5,190 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 80
582
Sea Ltd., ADR (Entertainment)(a) ...... 74
1,400
Sembcorp Industries Ltd. (Multi-Utilities) 7
2,100 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 10
1,300
Singapore Exchange Ltd. (Capital Markets) 17
2,400 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 16
11,400 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 40
1,900
United Overseas Bank Ltd. (Banks) ..... 52
3,000
Wilmar International Ltd. (Food Products) 7
520
Spain — 0.94%
37
Acciona SA (Electric Utilities) ........ 8
275 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 27
1,110 Aena SME SA (Transportation
Infrastructure)(b) .............. 31
644 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 48
8,767 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 206
8,221
Banco de Sabadell SA (Banks) ........ 32
22,706
Banco Santander SA (Banks)(b) ....... 266
893
Bankinter SA (Banks) ............... 15
5,977
CaixaBank SA (Banks) .............. 73
793 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 26
444 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 6
467
Endesa SA (Electric Utilities) ......... 17
512
Grifols SA (Biotechnology) ........... 6
9,748
Iberdrola SA (Electric Utilities) ........ 211
1,640 Industria de Diseno Textil SA (Specialty
Retail) ...................... 108
771
Mapfre SA (Insurance) .............. 4
375
Naturgy Energy Group SA (Gas Utilities) . 11
591
Redeia Corp. SA (Electric Utilities) ..... 11
1,748
Repsol SA (Oil, Gas & Consumable Fuels) 33

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
5,486 Telefonica SA (Diversified
Telecommunication Services) ..... $ 23
1,162
Sweden — 0.92%
393 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 14
431
Alfa Laval AB (Machinery) .......... 22
1,550
Assa Abloy AB, Class B (Building Products) 60
4,258
Atlas Copco AB, Class A (Machinery) ... 76
2,366
Atlas Copco AB, Class B (Machinery) ... 38
574 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 9
410
Boliden AB (Metals & Mining)(a) ...... 23
990
Epiroc AB, Class A (Machinery) ....... 22
596
Epiroc AB, Class B (Machinery) ....... 12
701
EQT AB (Capital Markets) ........... 27
919
Essity AB, Class B (Household Products) . 26
179 Evolution AB (Hotels, Restaurants &
Leisure)(b) .................. 12
1,098 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 8
833 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 17
3,150 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 37
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
199 Industrivarden AB, Class A (Financial
Services)(b) .................. 9
227 Industrivarden AB, Class C (Financial
Services) .................... 10
411
Indutrade AB (Machinery) ........... 11
321 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 8
2,707
Investor AB, Class B (Financial Services) 96
347 Lifco AB, Class B (Industrial
Conglomerates) ............... 13
2,221 Nibe Industrier AB, Class B (Building
Products) .................... 8
485
Saab AB, Class B (Aerospace & Defense) 28
300 Sagax AB, Class B (Real Estate
Management & Development) ..... 6
1,605
Sandvik AB (Machinery) ............ 52
729 Securitas AB, Class B (Commercial Services
& Supplies) .................. 12
2,406 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 51
513 Skanska AB, Class B (Construction &
Engineering) ................. 14
503
SKF AB, B shares (Machinery) ........ 13
237
Spotify Technology SA (Entertainment)(a) 139
815 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
2,363 Svenska Handelsbanken AB, Class A
(Banks) ..................... $ 34
1,286
Swedbank AB, Class A (Banks) ........ 45
291 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 10
805 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 13
4,230 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 41
3,489 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 15
317
Trelleborg AB, Class B (Machinery) .... 13
2,419
Volvo AB, Class B (Machinery) ........ 77
1,139
Switzerland — 2.78%
2,412 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 178
762 Alcon AG (Health Care Equipment &
Supplies) .................... 60
2,370
Amcor PLC (Containers & Packaging) ... 20
1,191
Amcor PLC (Containers & Packaging) ... 10
735
Amrize Ltd. (Construction Materials)(a) .. 40
98
Avolta AG (Specialty Retail)(a) ........ 6
45 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 6
5 Barry Callebaut AG, Registered Shares
(Food Products)^(b) ............ 8
16 Belimo Holding AG, Class R (Building
Products) .................... 16
31
BKW AG (Electric Utilities) .......... 7
3 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 44
574
Chubb Ltd. (Insurance) .............. 179
810 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 175
326
Coca-Cola HBC AG (Beverages)(a) ..... 17
282
DSM-Firmenich AG (Chemicals) ...... 23
10
EMS-Chemie Holding AG (Chemicals) .. 7
243
Galderma Group AG (Pharmaceuticals)(b) 49
250
Garmin Ltd. (Household Durables) ..... 51
50 Geberit AG, Registered Shares (Building
Products) .................... 39
14 Givaudan SA, Registered Shares
(Chemicals) .................. 55
15,050
Glencore PLC (Metals & Mining)(a)(b) .. 82
116 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 31
760
Holcim AG (Construction Materials)(a)(b) 74
311
Julius Baer Group Ltd. (Capital Markets) . 24
73 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 16
230 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 23

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
110 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... $ 74
3,945 Nestle SA, Registered Shares (Food
Products) .................... 391
2,884 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 397
34 Partners Group Holding AG (Capital
Markets) .................... 42
1,074
Roche Holding AG (Pharmaceuticals) ... 443
52 Roche Holding AG, Class BR
(Pharmaceuticals) ............. 22
635
Sandoz Group AG (Pharmaceuticals) .... 46
65 Schindler Holding AG, Class PC
(Machinery) ................. 24
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 11
240 SGS SA, Registered Shares (Professional
Services) .................... 28
232
Sika AG, Registered Shares (Chemicals)(b) 47
77 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 20
1,034 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 27
169 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 20
44
Swiss Life Holding AG (Insurance) ..... 51
113 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 18
459
Swiss Re AG (Insurance) ............ 76
40 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 29
43 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 9
4,856
UBS Group AG (Capital Markets) ...... 224
41
VAT Group AG (Machinery)(b) ........ 20
224
Zurich Insurance Group AG (Insurance) .. 170
3,429
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.54%
1,561
3i Group PLC (Capital Markets) ....... 68
393
Admiral Group PLC (Insurance) ....... 17
1,699
Anglo American PLC (Metals & Mining) . 70
309
Aon PLC, Class A (Insurance) ......... 109
662 Ashtead Group PLC (Trading Companies &
Distributors) ................. 45
482 Associated British Foods PLC (Food
Products) .................... 14
2,360
AstraZeneca PLC (Pharmaceuticals)(b) .. 438
1,276 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 10
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
4,523
Aviva PLC (Insurance) .............. $ 42
4,583
BAE Systems PLC (Aerospace & Defense) 105
20,923
Barclays PLC (Banks)(b) ............ 134
2,043 Barratt Redrow PLC (Household Durables)
(b) ........................ 10
23,960
BP PLC (Oil, Gas & Consumable Fuels) . 140
9,759 BT Group PLC (Diversified
Telecommunication Services) ..... 24
501 Bunzl PLC (Trading Companies &
Distributors) ................. 14
7,699
Centrica PLC (Multi-Utilities)(b) ....... 18
1,321
CNH Industrial N.V. (Machinery) ...... 12
347 Coca-Cola Europacific Partners PLC
(Beverages) .................. 31
2,566 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 81
3,380
Diageo PLC (Beverages) ............ 73
284
Endeavour Mining PLC (Metals & Mining) 15
899 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 9
6,120
GSK PLC (Pharmaceuticals) .......... 150
13,900
Haleon PLC (Pharmaceuticals) ........ 70
578 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 27
245 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 5
26,273
HSBC Holdings PLC (Banks) ......... 414
1,946
Informa PLC (Media) ............... 23
239 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 34
1,985 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 11
240
Intertek Group PLC (Professional Services) 15
2,592 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 11
2,744
JD Sports Fashion PLC (Specialty Retail) 3
2,682
Kingfisher PLC (Specialty Retail) ...... 11
573 Land Securities Group PLC (Diversified
REITs) ..................... 5
8,801
Legal & General Group PLC (Insurance) . 31
92,249
Lloyds Banking Group PLC (Banks) .... 122
694 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 83
3,247
M&G PLC (Financial Services) ........ 12
3,067 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 14
1,931 Melrose Industries PLC (Aerospace &
Defense) .................... 15
7,431
National Grid PLC (Multi-Utilities) ..... 114
12,298
NatWest Group PLC (Banks)(b) ....... 108
174
Next PLC (Broadline Retail) .......... 32
886 Pearson PLC (Diversified Consumer
Services) .................... 13
251
Pentair PLC (Machinery) ............ 26
1,030
Phoenix Group Holdings PLC (Insurance) 10

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
1,040 Reckitt Benckiser Group PLC (Household
Products) .................... $ 84
2,841
RELX PLC (Professional Services) ..... 114
3,819 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 23
1,729
Rio Tinto PLC (Metals & Mining) ...... 139
12,731 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 198
1,227
Schroders PLC (Capital Markets) ...... 7
1,886
Segro PLC (Industrial REITs) ......... 18
405
Severn Trent PLC (Water Utilities)(b) ... 15
8,822
Shell PLC (Oil, Gas & Consumable Fuels) 326
1,268 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 21
518 Smiths Group PLC (Industrial
Conglomerates) ............... 16
111
Spirax Group PLC (Machinery) ........ 10
1,786
SSE PLC (Electric Utilities)(b) ........ 52
2,963
Standard Chartered PLC (Banks) ....... 72
10,171 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 60
1,519
The Sage Group PLC (Software) ....... 22
3,356
Unilever PLC (Personal Care Products) .. 220
1,027
United Utilities Group PLC (Water Utilities) 16
30,729 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 41
258 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 9
154
Willis Towers Watson PLC (Insurance) .. 51
1,007
Wise PLC, Class A (Financial Services)(a) 12
4,364
United States — 69.34%
810
3M Co. (Industrial Conglomerates) ..... 130
2,631 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 330
2,684
AbbVie, Inc. (Biotechnology) ......... 613
643
Adobe, Inc. (Software)(a) ............ 225
2,468 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 529
202
AECOM (Construction & Engineering) .. 19
415 Affirm Holdings, Inc. (Financial Services)
(a) ........................ 31
768
Aflac, Inc. (Insurance) .............. 85
433 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 59
333 Air Products and Chemicals, Inc.
(Chemicals) .................. 82
657 Airbnb, Inc., Class A (Hotels, Restaurants &
Leisure)(a) .................. 89
235 Alexandria Real Estate Equities, Inc. (Health
Care REITs) ................. 12
393
Alliant Energy Corp. (Electric Utilities) .. 26
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
197 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. $ 78
8,853 Alphabet, Inc., Class A (Interactive Media &
Services) .................... 2,770
7,424 Alphabet, Inc., Class C (Interactive Media &
Services) .................... 2,329
14,604
Amazon.com, Inc. (Broadline Retail)(a) .. 3,370
407
Ameren Corp. (Multi-Utilities) ........ 41
813 American Electric Power Co., Inc. (Electric
Utilities) .................... 94
842
American Express Co. (Consumer Finance) 311
103
American Financial Group, Inc. (Insurance) 14
501 American Homes 4 Rent, Class A
(Residential REITs) ............ 16
862 American International Group, Inc.
(Insurance) .................. 74
724
American Tower Corp. (Specialized REITs) 127
296 American Water Works Co., Inc. (Water
Utilities) .................... 39
147
Ameriprise Financial, Inc. (Capital Markets) 72
352
AMETEK, Inc. (Electrical Equipment) ... 72
818
Amgen, Inc. (Biotechnology) ......... 268
1,848 Amphenol Corp., Class A (Electronic
Equipment, Instruments &
Components) ................. 250
757 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 205
860 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 19
665 Apollo Global Management, Inc. (Financial
Services) .................... 96
22,564 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 6,133
1,210 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 311
351
AppLovin Corp., Class A (Software)(a) .. 237
725 Archer-Daniels-Midland Co. (Food
Products) .................... 42
333 Ares Management Corp., Class A (Capital
Markets) .................... 54
1,618 Arista Networks, Inc. (Communications
Equipment)(a) ................ 212
389
Arthur J. Gallagher & Co. (Insurance) ... 101
10,822 AT&T, Inc. (Diversified Telecommunication
Services) .................... 269
238
Atmos Energy Corp. (Gas Utilities) ..... 40
327
Autodesk, Inc. (Software)(a) .......... 97
622 Automatic Data Processing, Inc.
(Professional Services) .......... 160
25
AutoZone, Inc. (Specialty Retail)(a) ..... 85
213 AvalonBay Communities, Inc. (Residential
REITs) ..................... 39
117 Avery Dennison Corp. (Containers &
Packaging) .................. 21
115 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 65

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,507 Baker Hughes Co. (Energy Equipment &
Services) .................... $ 69
372
Ball Corp. (Containers & Packaging) .... 20
10,741
Bank of America Corp. (Banks) ........ 591
778 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 15
429 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 83
239
Bentley Systems, Inc., Class B (Software) 9
2,101 Berkshire Hathaway, Inc., Class B (Financial
Services)(a) .................. 1,055
307
Best Buy Co., Inc. (Specialty Retail) .... 21
220
Biogen, Inc. (Biotechnology)(a) ....... 39
227
Blackrock, Inc. (Capital Markets) ...... 243
843
Block, Inc. (Financial Services)(a) ...... 55
325 Bloom Energy Corp., Class A (Electrical
Equipment)(a) ................ 28
49 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 262
194 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 16
2,241 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 214
3,065
Bristol-Myers Squibb Co. (Pharmaceuticals) 165
6,821 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 2,360
178 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 40
665 Brookfield Asset Management Ltd., Class A
(Capital Markets) .............. 35
216 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 8
449
Brown & Brown, Inc. (Insurance) ...... 36
271
Brown-Forman Corp., Class B (Beverages) 7
174 Builders FirstSource, Inc. (Building
Products)(a) .................. 18
210
Bunge Global SA (Food Products) ...... 19
96
Burlington Stores, Inc. (Specialty Retail)(a) 28
225
BXP, Inc. (Office REITs) ............ 15
412
Cadence Design Systems, Inc. (Software)(a) 129
973 Capital One Financial Corp. (Consumer
Finance) .................... 236
350 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 72
68
Carlisle Cos., Inc. (Building Products) ... 22
1,578 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 48
1,156
Carrier Global Corp. (Building Products) . 61
195
Carvana Co. (Specialty Retail)(a) ...... 82
713
Caterpillar, Inc. (Machinery) .......... 408
161
Cboe Global Markets, Inc. (Capital Markets) 40
463 CBRE Group, Inc., Class A (Real Estate
Management & Development)(a) ... 74
203 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 28
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
275 Cencora, Inc. (Health Care Providers &
Services) .................... $ 93
673 Centene Corp. (Health Care Providers &
Services)(a) .................. 28
994
CenterPoint Energy, Inc. (Multi-Utilities) . 38
263
CF Industries Holdings, Inc. (Chemicals) . 20
180 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 29
122 Charter Communications, Inc., Class A
(Media)(a) ................... 25
325 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 63
2,925 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 446
2,019 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 75
371 Church & Dwight Co., Inc. (Household
Products) .................... 31
209 Ciena Corp. (Communications Equipment)
(a) ........................ 49
239
Cincinnati Financial Corp. (Insurance) ... 39
552 Cintas Corp. (Commercial Services &
Supplies) .................... 104
6,040 Cisco Systems, Inc. (Communications
Equipment) .................. 465
2,797
Citigroup, Inc. (Banks) .............. 326
668
Citizens Financial Group, Inc. (Banks) ... 39
465
Cloudflare, Inc., Class A (IT Services)(a) . 92
546
CME Group, Inc. (Capital Markets) ..... 149
458
CMS Energy Corp. (Multi-Utilities) ..... 32
741 Cognizant Technology Solutions Corp.,
Class A (IT Services) ........... 62
304 Coinbase Global, Inc., Class A (Capital
Markets)(a) .................. 69
1,164 Colgate-Palmolive Co. (Household
Products) .................... 92
5,647
Comcast Corp., Class A (Media) ....... 169
52 Comfort Systems USA, Inc. (Construction
& Engineering) ............... 49
1,909 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 179
531
Consolidated Edison, Inc. (Multi-Utilities) 53
219 Constellation Brands, Inc., Class A
(Beverages) .................. 30
476 Constellation Energy Corp. (Electric
Utilities) .................... 168
1,391 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 54
357 Corebridge Financial, Inc. (Financial
Services) .................... 11
1,242 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 109
100
Corpay, Inc. (Financial Services)(a) ..... 30
1,044
Corteva, Inc. (Chemicals) ............ 70
616 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 41

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
675 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... $ 582
1,130 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 30
233 Credo Technology Group Holding Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 34
1,018
CRH PLC (Construction Materials) ..... 127
381 Crowdstrike Holdings, Inc., Class A
(Software)(a) ................. 179
656
Crown Castle, Inc. (Specialized REITs) .. 58
2,796
CSX Corp. (Ground Transportation) .... 101
210
Cummins, Inc. (Machinery) .......... 107
1,915 CVS Health Corp. (Health Care Providers &
Services) .................... 152
412
D.R. Horton, Inc. (Household Durables) .. 59
972 Danaher Corp. (Life Sciences Tools &
Services) .................... 223
177 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 33
463
Datadog, Inc., Class A (Software)(a) .... 63
230 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 24
389
Deere & Co. (Machinery) ............ 181
491 Dell Technologies, Inc., Class C
(Technology Hardware, Storage &
Peripherals) .................. 62
243
Delta Air Lines, Inc. (Passenger Airlines) . 17
950 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 35
594 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 39
290 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 44
104 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 21
526 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 81
307
Docusign, Inc. (Software)(a) .......... 21
333 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 44
273 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 34
1,281
Dominion Energy, Inc. (Multi-Utilities) .. 75
52 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 22
579 DoorDash, Inc., Class A (Hotels, Restaurants
& Leisure)(a) ................. 131
209
Dover Corp. (Machinery) ............ 41
1,061
Dow, Inc. (Chemicals) .............. 25
665 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 23
317
DTE Energy Co. (Multi-Utilities) ...... 41
1,208
Duke Energy Corp. (Electric Utilities) ... 142
634
DuPont de Nemours, Inc. (Chemicals) ... 25
451
Dynatrace, Inc. (Software)(a) ......... 20
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
686
eBay, Inc. (Broadline Retail) .......... $ 60
389
Ecolab, Inc. (Chemicals) ............. 102
589
Edison International (Electric Utilities) .. 35
879 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 75
359
Electronic Arts, Inc. (Entertainment) .... 73
339 Elevance Health, Inc. (Health Care
Providers & Services) ........... 119
1,224
Eli Lilly & Co. (Pharmaceuticals) ...... 1,314
70 EMCOR Group, Inc. (Construction &
Engineering) ................. 43
866
Emerson Electric Co. (Electrical Equipment) 115
233 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 20
654
Entergy Corp. (Electric Utilities) ....... 60
799 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 84
921
EQT Corp. (Oil, Gas & Consumable Fuels) 49
188
Equifax, Inc. (Professional Services) .... 41
151
Equinix, Inc. (Specialized REITs) ...... 116
472 Equitable Holdings, Inc. (Financial
Services) .................... 22
273 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 17
519
Equity Residential (Residential REITs) .. 33
395
Essential Utilities, Inc. (Water Utilities) .. 15
354
Evergy, Inc. (Electric Utilities) ........ 26
558
Eversource Energy (Electric Utilities) ... 38
1,568
Exelon Corp. (Electric Utilities) ....... 68
348 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 38
173 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 49
210 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 31
322 Extra Space Storage, Inc. (Specialized
REITs) ..................... 42
6,495 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 782
24
F&G Annuities & Life, Inc. (Insurance) .. 1
90
F5, Inc. (Communications Equipment)(a) . 23
37
Fair Isaac Corp. (Software)(a) ......... 63
1,742 Fastenal Co. (Trading Companies &
Distributors) ................. 70
340
FedEx Corp. (Air Freight & Logistics) ... 98
288 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 64
392
Fidelity National Financial, Inc. (Insurance) 21
807 Fidelity National Information Services, Inc.
(Financial Services) ............ 54
1,018
Fifth Third Bancorp (Banks) .......... 48
13 First Citizens BancShares, Inc., Class A
(Banks) ..................... 28
155 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 40

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
841
FirstEnergy Corp. (Electric Utilities) .... $ 38
786
Fiserv, Inc. (Financial Services)(a) ...... 53
583 Flex Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 35
252 Flutter Entertainment PLC, Class DI
(Hotels, Restaurants & Leisure)(a) .. 54
5,945
Ford Motor Co. (Automobiles) ........ 78
989
Fortinet, Inc. (Software)(a) ........... 79
527
Fortive Corp. (Machinery) ........... 29
312
Fox Corp., Class A (Media) ........... 23
244
Fox Corp., Class B (Media) ........... 16
2,162
Freeport-McMoRan, Inc. (Metals & Mining) 110
404 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 18
117
Gartner, Inc. (IT Services)(a) .......... 30
696 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 57
419
GE Vernova, Inc. (Electrical Equipment) . 274
841
Gen Digital, Inc. (Software) .......... 23
348 General Dynamics Corp. (Aerospace &
Defense) .................... 117
1,613
General Electric Co. (Aerospace & Defense) 497
836
General Mills, Inc. (Food Products) ..... 39
1,446
General Motors Co. (Automobiles) ..... 118
208
Genuine Parts Co. (Distributors) ....... 26
1,892
Gilead Sciences, Inc. (Biotechnology) ... 232
362
Global Payments, Inc. (Financial Services) 28
213
GoDaddy, Inc., Class A (IT Services)(a) .. 26
253
Graco, Inc. (Machinery) ............. 21
1,329 Halliburton Co. (Energy Equipment &
Services) .................... 38
249 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 116
1,057 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 17
53
HEICO Corp. (Aerospace & Defense) ... 17
120 HEICO Corp., Class A (Aerospace &
Defense) .................... 30
2,000 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 48
365 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 105
345 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 26
972 Honeywell International, Inc. (Industrial
Conglomerates) ............... 190
452
Hormel Foods Corp. (Food Products) .... 11
587 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 120
1,431 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 32
81
Hubbell, Inc. (Electrical Equipment) .... 36
74
HubSpot, Inc. (Software)(a) .......... 30
183 Humana, Inc. (Health Care Providers &
Services) .................... 47
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,208
Huntington Bancshares, Inc. (Banks) .... $ 38
62 Hyatt Hotels Corp., Class A (Hotels,
Restaurants & Leisure) .......... 10
115
IDEX Corp. (Machinery) ............ 20
125 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 85
425
Illinois Tool Works, Inc. (Machinery) .... 105
241 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 32
247
Incyte Corp. (Biotechnology)(a) ....... 24
611
Ingersoll Rand, Inc. (Machinery) ....... 48
319
Insmed, Inc. (Biotechnology)(a) ....... 56
107 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 30
6,869 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 253
656 Interactive Brokers Group, Inc. (Capital
Markets) .................... 42
865 Intercontinental Exchange, Inc. (Capital
Markets) .................... 140
1,421 International Business Machines Corp. (IT
Services) .................... 421
389 International Flavors & Fragrances, Inc.
(Chemicals) .................. 26
755 International Paper Co. (Containers &
Packaging) .................. 30
428
Intuit, Inc. (Software) ............... 284
544 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 308
882
Invitation Homes, Inc. (Residential REITs) 25
443 IonQ, Inc. (Technology Hardware, Storage
& Peripherals)(a) .............. 20
259 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 58
446
Iron Mountain, Inc. (Specialized REITs) . 37
170 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 39
110 Jack Henry & Associates, Inc. (Financial
Services) .................... 20
187 Jacobs Solutions, Inc. (Professional
Services) .................... 25
121 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 24
3,673
Johnson & Johnson (Pharmaceuticals) ... 760
987 Johnson Controls International PLC
(Building Products) ............ 118
4,182
JPMorgan Chase & Co. (Banks) ....... 1,347
2,914
Kenvue, Inc. (Personal Care Products) ... 50
2,009
Keurig Dr Pepper, Inc. (Beverages) ..... 56
1,401
KeyCorp (Banks) .................. 29
263 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 53
494
Kimberly-Clark Corp. (Household Products) 50
1,014
Kimco Realty Corp. (Retail REITs) ..... 21

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
3,001 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 82
945
KKR & Co., Inc. (Capital Markets) ..... 120
201 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 244
289 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 85
129 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 32
1,937 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 332
434 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 28
192 Leidos Holdings, Inc. (Professional
Services) .................... 35
328
Lennar Corp., Class A (Household Durables) 34
49 Lennox International, Inc. (Building
Products) .................... 24
320 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 32
712
Linde PLC (Chemicals) ............. 304
243 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 35
318 Lockheed Martin Corp. (Aerospace &
Defense) .................... 154
246
Loews Corp. (Insurance) ............. 26
858
Lowe's Cos., Inc. (Specialty Retail) ..... 207
127 LPL Financial Holdings, Inc. (Capital
Markets) .................... 45
394 LyondellBasell Industries N.V., Class A
(Chemicals) .................. 17
252
M&T Bank Corp. (Banks) ............ 51
471 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 77
20
Markel Group, Inc. (Insurance)(a) ...... 43
355 Marriott International, Inc., Class A (Hotels,
Restaurants & Leisure) .......... 110
744
Marsh & McLennan Cos., Inc. (Insurance) 138
93 Martin Marietta Materials, Inc.
(Construction Materials) ......... 58
1,317 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 112
327
Masco Corp. (Building Products) ....... 21
1,300 Mastercard, Inc., Class A (Financial
Services) .................... 742
382
McCormick & Co., Inc. (Food Products) . 26
1,083 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 331
189 McKesson Corp. (Health Care Providers &
Services) .................... 155
3,780
Merck & Co., Inc. (Pharmaceuticals) .... 398
896
MetLife, Inc. (Insurance) ............ 71
32 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 45
821 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 52
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,713 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 489
10,739
Microsoft Corp. (Software) ........... 5,193
177 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 25
1,942 Mondelez International, Inc., Class A (Food
Products) .................... 105
127
MongoDB, Inc. (IT Services)(a) ....... 53
74 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 67
1,112
Monster Beverage Corp. (Beverages)(a) .. 85
248
Moody's Corp. (Capital Markets) ....... 127
1,815
Morgan Stanley (Capital Markets) ...... 322
254 Motorola Solutions, Inc. (Communications
Equipment) .................. 97
655
Nasdaq, Inc. (Capital Markets) ........ 64
206
Natera, Inc. (Biotechnology)(a) ........ 47
309 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 33
6,470
Netflix, Inc. (Entertainment)(a) ........ 607
154 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 22
1,640
Newmont Corp. (Metals & Mining) ..... 164
561
News Corp., Class A (Media) ......... 15
3,160
NextEra Energy, Inc. (Electric Utilities) .. 254
1,783 NIKE, Inc., Class B (Textiles, Apparel &
Luxury Goods) ............... 114
715
NiSource, Inc. (Multi-Utilities) ........ 30
82
Nordson Corp. (Machinery) .......... 20
344 Norfolk Southern Corp. (Ground
Transportation) ............... 99
301
Northern Trust Corp. (Capital Markets) .. 41
205 Northrop Grumman Corp. (Aerospace &
Defense) .................... 117
286
NRG Energy, Inc. (Electric Utilities) .... 46
357
Nucor Corp. (Metals & Mining) ....... 58
387
Nutanix, Inc., Class A (Software)(a) ..... 20
36,946 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 6,889
4
NVR, Inc. (Household Durables)(a) ..... 29
1,137 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 47
168
Oklo, Inc. (Electric Utilities)(a) ........ 12
249
Okta, Inc. (IT Services)(a) ............ 22
292 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 46
459
Omnicom Group, Inc. (Media) ........ 37
638 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 35
945 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 69
2,603
Oracle Corp. (Software) ............. 507
1,280 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 117

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
609
Otis Worldwide Corp. (Machinery) ..... $ 53
799
PACCAR, Inc. (Machinery) .......... 87
135 Packaging Corp. of America (Containers &
Packaging) .................. 28
3,463 Palantir Technologies, Inc., Class A
(Software)(a) ................. 616
1,032
Palo Alto Networks, Inc. (Software)(a) ... 190
194
Parker-Hannifin Corp. (Machinery) ..... 171
492
Paychex, Inc. (Professional Services) .... 55
78 Paycom Software, Inc. (Professional
Services) .................... 12
1,389
PayPal Holdings, Inc. (Financial Services) 81
2,086
PepsiCo, Inc. (Beverages) ............ 299
8,600
Pfizer, Inc. (Pharmaceuticals) ......... 214
3,337
PG&E Corp. (Electric Utilities) ........ 54
609
Phillips 66 (Oil, Gas & Consumable Fuels) 79
200
Pinnacle Financial Partners, Inc. (Banks) . 19
899 Pinterest, Inc., Class A (Interactive Media &
Services)(a) .................. 23
352
PPG Industries, Inc. (Chemicals) ....... 36
1,129
PPL Corp. (Electric Utilities) .......... 40
344
Principal Financial Group, Inc. (Insurance) 30
1,438
Prologis, Inc. (Industrial REITs) ....... 184
518
Prudential Financial, Inc. (Insurance) .... 58
182
PTC, Inc. (Software)(a) ............. 32
758 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 61
239
Public Storage (Specialized REITs) ..... 62
309
PulteGroup, Inc. (Household Durables) .. 36
471 Pure Storage, Inc., Class A (Technology
Hardware, Storage & Peripherals)(a) 32
1,648 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 282
225 Quanta Services, Inc. (Construction &
Engineering) ................. 95
171 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 30
294 Raymond James Financial, Inc. (Capital
Markets) .................... 47
280 RB Global, Inc. (Commercial Services &
Supplies) .................... 29
1,406
Realty Income Corp. (Retail REITs) ..... 79
141 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 32
261
Regency Centers Corp. (Retail REITs) ... 18
159 Regeneron Pharmaceuticals, Inc.
(Biotechnology) ............... 123
1,381
Regions Financial Corp. (Banks) ....... 37
82
Reliance, Inc. (Metals & Mining) ...... 24
334 Republic Services, Inc. (Commercial
Services & Supplies) ........... 71
223 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 54
1,209 Rivian Automotive, Inc., Class A
(Automobiles)(a) .............. 24
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,108 Robinhood Markets, Inc., Class A (Capital
Markets)(a) .................. $ 125
862
ROBLOX Corp., Class A (Entertainment)(a) 70
1,417 Rocket Cos., Inc., Class A (Financial
Services) .................... 27
678
Rocket Lab Corp. (Aerospace & Defense)(a) 47
172 Rockwell Automation, Inc. (Electrical
Equipment) .................. 67
434 Rollins, Inc. (Commercial Services &
Supplies) .................... 26
157
Roper Technologies, Inc. (Software) .... 70
497
Ross Stores, Inc. (Specialty Retail) ..... 90
388 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 108
575 Royalty Pharma PLC, Class A
(Pharmaceuticals) ............. 22
196
RPM International, Inc. (Chemicals) .... 20
2,025
RTX Corp. (Aerospace & Defense) ..... 371
478
S&P Global, Inc. (Capital Markets) ..... 250
1,455
Salesforce, Inc. (Software) ........... 385
498
Samsara, Inc., Class A (Software)(a) .... 18
163 SBA Communications Corp. (Specialized
REITs) ..................... 32
322 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 89
991
Sempra (Multi-Utilities) ............. 87
1,590
ServiceNow, Inc. (Software)(a) ........ 244
496
Simon Property Group, Inc. (Retail REITs) 92
2,280
SLB Ltd. (Energy Equipment & Services) 88
1,618 Snap, Inc., Class A (Interactive Media &
Services)(a) .................. 13
80
Snap-on, Inc. (Machinery) ........... 28
489
Snowflake, Inc. (IT Services)(a) ....... 107
224 Solventum Corp. (Health Care Equipment &
Supplies)(a) .................. 18
1,713 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 144
443
State Street Corp. (Capital Markets) ..... 57
220
Steel Dynamics, Inc. (Metals & Mining) . 37
151 STERIS PLC (Health Care Equipment &
Supplies) .................... 38
401
Strategy, Inc. (Software)(a) ........... 61
532 Stryker Corp. (Health Care Equipment &
Supplies) .................... 187
193
Sun Communities, Inc. (Residential REITs) 24
591
Synchrony Financial (Consumer Finance) 49
281
Synopsys, Inc. (Software)(a) .......... 132
737 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 54
335
T. Rowe Price Group, Inc. (Capital Markets) 34
284 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 73
323 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 41

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
322 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. $ 59
683 Target Corp. (Consumer Staples Distribution
& Retail) .................... 67
71 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 36
230 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 45
4,299
Tesla, Inc. (Automobiles)(a) .......... 1,932
1,392 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 241
90 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 26
281
Textron, Inc. (Aerospace & Defense) .... 24
395
The Allstate Corp. (Insurance) ......... 82
1,073 The Bank of New York Mellon Corp.
(Capital Markets) .............. 125
1,179
The Boeing Co. (Aerospace & Defense)(a) 256
351
The Carlyle Group, Inc. (Capital Markets) 21
2,599 The Charles Schwab Corp. (Capital
Markets) .................... 260
412 The Cigna Group (Health Care Providers &
Services) .................... 113
188
The Clorox Co. (Household Products) ... 19
6,245
The Coca-Cola Co. (Beverages) ....... 437
305 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 25
354 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 37
463 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 407
440 The Hartford Insurance Group, Inc.
(Insurance) .................. 61
224
The Hershey Co. (Food Products) ...... 41
1,513
The Home Depot, Inc. (Specialty Retail) . 521
160
The J.M. Smucker Co. (Food Products) .. 16
1,376
The Kraft Heinz Co. (Food Products) .... 33
928 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 58
613 The PNC Financial Services Group, Inc.
(Banks) ..................... 128
3,549 The Procter & Gamble Co. (Household
Products) .................... 509
903
The Progressive Corp. (Insurance) ...... 206
355
The Sherwin-Williams Co. (Chemicals) .. 115
1,665
The Southern Co. (Electric Utilities) .... 145
1,704
The TJX Cos., Inc. (Specialty Retail) .... 262
677
The Trade Desk, Inc., Class A (Media)(a) . 26
347
The Travelers Cos., Inc. (Insurance) ..... 101
2,735
The Walt Disney Co. (Entertainment) .... 311
1,853 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 111
578 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 335
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
771 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... $ 157
717
Toast, Inc., Class A (Financial Services)(a) 25
806
Tractor Supply Co. (Specialty Retail) .... 40
176 Tradeweb Markets, Inc., Class A (Capital
Markets) .................... 19
86 TransDigm Group, Inc. (Aerospace &
Defense) .................... 114
295
TransUnion (Professional Services) ..... 25
373
Trimble, Inc. (Software)(a) ........... 29
1,973
Truist Financial Corp. (Banks) ......... 97
224
Twilio, Inc., Class A (IT Services)(a) .... 32
65
Tyler Technologies, Inc. (Software)(a) ... 30
434
Tyson Foods, Inc., Class A (Food Products) 25
2,313
U.S. Bancorp (Banks) ............... 123
2,992 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 244
483
UDR, Inc. (Residential REITs) ........ 18
70
Ulta Beauty, Inc. (Specialty Retail)(a) ... 42
901 Union Pacific Corp. (Ground
Transportation) ............... 208
124 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 14
1,136 United Parcel Service, Inc., Class B (Air
Freight & Logistics) ............ 113
100 United Rentals, Inc. (Trading Companies &
Distributors) ................. 81
64 United Therapeutics Corp. (Biotechnology)
(a) ........................ 31
1,375 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 454
482 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 78
234 Veeva Systems, Inc., Class A (Health Care
Technology)(a) ............... 52
704
Ventas, Inc. (Health Care REITs) ....... 54
374 Veralto Corp. (Commercial Services &
Supplies) .................... 37
131
VeriSign, Inc. (IT Services) ........... 32
214 Verisk Analytics, Inc. (Professional
Services) .................... 48
6,387 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 260
390 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 177
1,594
VICI Properties, Inc. (Specialized REITs) 45
2,592
Visa, Inc., Class A (Financial Services) .. 908
510 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 82
201 Vulcan Materials Co. (Construction
Materials) ................... 57
467
W.R. Berkley Corp. (Insurance) ........ 33
67 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 68
6,672 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 743

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
3,554 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. $ 102
622 Waste Management, Inc. (Commercial
Services & Supplies) ........... 137
90 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 34
53 Watsco, Inc. (Trading Companies &
Distributors) ................. 18
483
WEC Energy Group, Inc. (Multi-Utilities) 51
4,882
Wells Fargo & Co. (Banks) ........... 455
1,011
Welltower, Inc. (Health Care REITs) .... 188
110 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 30
524 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 90
253 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 54
1,100
Weyerhaeuser Co. (Specialized REITs) .. 26
187
Williams-Sonoma, Inc. (Specialty Retail) . 33
325
Workday, Inc., Class A (Software)(a) .... 70
330
WP Carey, Inc. (Diversified REITs) ..... 21
876
Xcel Energy, Inc. (Electric Utilities) ..... 65
370
Xylem, Inc. (Machinery) ............. 50
424 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 64
79 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 19
242 Zillow Group, Inc., Class C (Real Estate
Management & Development)(a) ... 17
304 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 27
677
Zoetis, Inc. (Pharmaceuticals) ......... 85
376
Zoom Communications, Inc. (Software)(a) 32
147
Zscaler, Inc. (Software)(a) ............ 33
85,561
Uruguay — 0.12%
71
MercadoLibre, Inc. (Broadline Retail)(a) . 143
Total Common Stocks (cost $54,488 ) ... 122,164
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —
Shares Security Description
Value
(000)
Investment Companies — 0.84%
Money Market Funds — 0.84%
14,196 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.63%^^(d) $ 14
1,026,310 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.68%(d) .................... 1,027
Total Investment Companies (cost $1,041 ) 1,041
Total Investments (cost $55,529 ) —
99.83% ..................... 123,205
Other assets in excess of liabilities —
0.17% ...................... 208
Net Assets - 100.00% .............. $ 123,413
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 98.99% — 98.99%
Warrant ..................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.07% 0.77% 0.84%
Other Assets (Liabilities) ......................................................................................................................................... 0.09% 0.08% 0.17%
Total Net Assets .................................................................................................................................................. 99.15% 0.85% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 2 3/20/26 $ 689 $ (6)
Mini MSCI EAFE Index Future ................... 1 3/20/26 145 (1)
$ 834 $ (7)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (7)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (7)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
47
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.82%
Australia — 1.69%
3,633
ANZ Group Holdings Ltd. (Banks) ..... $ 88
1,729
APA Group (Gas Utilities) ........... 10
206
ASX Ltd. (Capital Markets) .......... 7
202
Atlassian Corp., Class A (Software)(a) ... 33
6,224
BHP Group Ltd. (Metals & Mining) ..... 189
1,604 Brambles Ltd. (Commercial Services &
Supplies) .................... 24
510 CAR Group Ltd. (Interactive Media &
Services) .................... 10
87 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 15
1,560 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 22
2,050
Commonwealth Bank of Australia (Banks) 220
685
Computershare Ltd. (Professional Services) 16
2,637
Evolution Mining Ltd. (Metals & Mining) 22
2,013
Fortescue Ltd. (Metals & Mining) ...... 29
2,442
Goodman Group (Industrial REITs) ..... 50
3,119
Insurance Australia Group Ltd. (Insurance) 17
1,182 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 10
431
Macquarie Group Ltd. (Capital Markets) . 58
3,726
Medibank Pvt Ltd. (Insurance) ........ 12
3,741
National Australia Bank Ltd. (Banks) .... 105
1,639 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 29
2,264
Origin Energy Ltd. (Electric Utilities) ... 17
76
Pro Medicus Ltd. (Health Care Technology) 11
842
Qantas Airways Ltd. (Passenger Airlines) . 6
1,987
QBE Insurance Group Ltd. (Insurance) .. 26
48 REA Group Ltd. (Interactive Media &
Services) .................... 6
468
Rio Tinto Ltd. (Metals & Mining) ...... 46
4,250 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 17
6,863
Scentre Group (Retail REITs) ......... 19
266 SGH Ltd. (Trading Companies &
Distributors) ................. 8
6,114 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 12
626 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 9
6,054
South32 Ltd. (Metals & Mining) ....... 14
3,195
Stockland (Diversified REITs) ......... 12
1,428
Suncorp Group Ltd. (Insurance) ....... 17
4,135 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 13
3,677 Transurban Group (Transportation
Infrastructure) ................ 35
3,837
Vicinity Ltd. (Retail REITs)(b) ........ 7
455 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 11
1,360
Wesfarmers Ltd. (Broadline Retail) ..... 73
4,165
Westpac Banking Corp. (Banks) ....... 108
266
WiseTech Global Ltd. (Software) ....... 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
2,462 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. $ 38
1,455 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 28
1,511
Austria — 0.07%
381
Erste Group Bank AG (Banks)(b) ...... 45
154
OMV AG (Oil, Gas & Consumable Fuels) 9
127 Raiffeisen Bank International AG (Banks)
(b) ........................ 6
75
Verbund AG (Electric Utilities) ........ 5
65
Belgium — 0.24%
208
Ageas SA/N.V. (Insurance)(b) ......... 15
1,202 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 76
20
D'ieteren Group (Distributors) ......... 4
51
Elia Group SA/N.V. (Electric Utilities)(b) 7
25
Financiere de Tubize SA (Pharmaceuticals) 6
104 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 9
280
KBC Group N.V. (Banks) ............ 36
18
Sofina SA (Financial Services) ........ 5
98
Syensqo SA (Chemicals) ............. 8
167
UCB SA (Pharmaceuticals) ........... 47
213
Bermuda — 0.07%
454
Arch Capital Group Ltd. (Insurance)(a) .. 44
56
Everest Group Ltd. (Insurance) ........ 19
63
Canada — 3.90%
620
Agnico Eagle Mines Ltd. (Metals & Mining) 105
551
Alamos Gold, Inc. (Metals & Mining) ... 21
998 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 55
328
AltaGas Ltd. (Gas Utilities) ........... 10
772 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 14
220 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 14
875
Bank of Montreal (Banks) ............ 115
2,097
Barrick Mining Corp. (Metals & Mining) . 91
40 BCE, Inc. (Diversified Telecommunication
Services) .................... 1
86 Bombardier, Inc., Class B (Aerospace &
Defense)(a)(b) ................ 15
2,508
Brookfield Corp. (Capital Markets) ..... 116
559 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 51

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,142 Canadian Imperial Bank of Commerce
(Banks) ..................... $ 104
647 Canadian National Railway Co. (Ground
Transportation) ............... 64
2,523 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 85
1,112 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 82
68 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 9
211 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 7
197 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 12
140 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 41
1,802 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 30
265
CGI, Inc. (IT Services) .............. 24
25
Constellation Software, Inc. (Software) .. 60
368
Dollarama, Inc. (Broadline Retail) ...... 55
534 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 14
388
Emera, Inc. (Electric Utilities) ......... 19
151 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 5
2,651 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 128
26
Fairfax Financial Holdings Ltd. (Insurance) 50
815 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 22
45 FirstService Corp., Class WI (Real Estate
Management & Development) ..... 7
584
Fortis, Inc. (Electric Utilities) ......... 30
240
Franco-Nevada Corp. (Metals & Mining) . 50
237 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 16
324 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 14
195 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 12
363
Great-West Lifeco, Inc. (Insurance) ..... 18
431
Hydro One Ltd. (Electric Utilities)(b) .... 17
125
iA Financial Corp., Inc. (Insurance) ..... 16
50
IGM Financial, Inc. (Capital Markets) ... 2
203 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 18
213
Intact Financial Corp. (Insurance)(b) .... 44
996
Ivanhoe Mines Ltd. (Metals & Mining)(a) 11
310 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 10
1,487
Kinross Gold Corp. (Metals & Mining) .. 42
714 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 32
128 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
118
Lundin Gold, Inc. (Metals & Mining)(b) . $ 10
814
Lundin Mining Corp. (Metals & Mining)(b) 17
315 Magna International, Inc. (Automobile
Components) ................. 17
2,049
Manulife Financial Corp. (Insurance) .... 74
239 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 17
477
National Bank of Canada (Banks) ...... 60
585
Nutrien Ltd. (Chemicals) ............ 36
346
Open Text Corp. (Software)(b) ........ 11
498 Pan American Silver Corp. (Metals &
Mining) ..................... 26
771 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 29
713
Power Corp. of Canada (Insurance) ..... 38
411 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 28
484 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 18
1,727
Royal Bank of Canada (Banks) ........ 295
263
Saputo, Inc. (Food Products)(b) ........ 8
1,498
Shopify, Inc., Class A (IT Services)(a) ... 242
150
Stantec, Inc. (Construction & Engineering) 14
676
Sun Life Financial, Inc. (Insurance) ..... 42
1,468 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 65
1,268 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 70
553 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 26
714 TELUS Corp. (Diversified
Telecommunication Services) ..... 9
119 TFI International, Inc. (Ground
Transportation) ............... 12
1,526
The Bank of Nova Scotia (Banks) ...... 113
115 The Descartes Systems Group, Inc.
(Software)(a) ................. 10
2,082
The Toronto-Dominion Bank (Banks) ... 197
187 Thomson Reuters Corp. (Professional
Services) .................... 25
365
TMX Group Ltd. (Capital Markets) ..... 14
87 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 11
425 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 19
315 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 55
562 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 66
1,331 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 11
155 WSP Global, Inc. (Construction &
Engineering)(b) ............... 28
3,498

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Chile — 0.02%
456
Antofagasta PLC (Metals & Mining) .... $ 20
China — 0.01%
3,700 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 10
Denmark — 0.26%
5 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 11
4 A.P. Moller - Maersk A/S, Class B (Marine
Transportation)^ ............... 9
132
Carlsberg A/S, Class B (Beverages) ..... 17
142 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 12
824
Danske Bank A/S (Banks) ............ 41
90 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 3
250
DSV A/S (Air Freight & Logistics) ..... 64
702 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 13
109 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 12
136 ROCKWOOL A/S, Class B (Building
Products) .................... 5
371
Tryg A/S (Insurance)(b) ............. 10
1,334 Vestas Wind Systems A/S (Electrical
Equipment) .................. 36
233
Finland — 0.29%
199 Elisa Oyj (Diversified Telecommunication
Services) .................... 9
608
Fortum Oyj (Electric Utilities) ......... 13
296 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 7
405
Kone Oyj, Class B (Machinery) ........ 29
894
Metso Oyj (Machinery)(b) ........... 16
562
Neste Oyj (Oil, Gas & Consumable Fuels) 13
6,406
Nokia Oyj (Communications Equipment) . 40
3,866
Nordea Bank Abp (Banks) ........... 72
2,802
Sampo Oyj, A Shares (Insurance) ...... 34
846 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 11
605 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 17
261
France — 2.34%
262
Accor SA (Hotels, Restaurants & Leisure) 15
43 Aeroports de Paris SA (Transportation
Infrastructure) ................ 6
707
Air Liquide SA (Chemicals) .......... 133
463
Alstom SA (Machinery)(a) ........... 14
85
Amundi SA (Capital Markets)(b) ....... 7
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
2,143
AXA SA (Insurance) ............... $ 103
41 BioMerieux (Health Care Equipment &
Supplies) .................... 5
1,240
BNP Paribas SA (Banks) ............. 117
871
Bollore SE (Entertainment) ........... 5
208
Bouygues SA (Construction & Engineering) 11
455
Bureau Veritas SA (Professional Services) 14
190
Capgemini SE (IT Services) .......... 32
805 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 13
548
Cie de Saint-Gobain SA (Building Products) 56
815 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 27
42
Covivio SA (Diversified REITs) ....... 3
1,253
Credit Agricole SA (Banks) ........... 26
791
Danone SA (Food Products) .......... 71
799
Dassault Systemes SE (Software) ...... 22
346
Edenred SE (Financial Services) ....... 8
81
Eiffage SA (Construction & Engineering)(b) 12
2,263
Engie SA (Multi-Utilities) ............ 59
371 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 117
46
Gecina SA (Office REITs)(b) .......... 4
434
Getlink SE (Transportation Infrastructure) 8
39 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 97
55
Ipsen SA (Pharmaceuticals) ........... 8
90 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 31
290
Klepierre SA (Retail REITs) .......... 11
318
Legrand SA (Electrical Equipment) ..... 47
294
L'Oreal SA (Personal Care Products) .... 126
308 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 233
2,299 Orange SA (Diversified Telecommunication
Services)(b) .................. 38
241
Pernod Ricard SA (Beverages) ........ 21
273
Publicis Groupe SA (Media) .......... 28
224
Renault SA (Automobiles) ........... 9
300 Rexel SA (Trading Companies &
Distributors) ................. 12
672 Schneider Electric SE (Electrical
Equipment)(b) ................ 184
867
Societe Generale SA (Banks) ......... 70
101
Sodexo SA (Hotels, Restaurants & Leisure) 5
2,449 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 160
161
Unibail-Rodamco-Westfield (Retail REITs) 18
760
Veolia Environnement SA (Multi-Utilities) 26
612
Vinci SA (Construction & Engineering) .. 86
2,098

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany — 2.14%
210 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... $ 42
475
Allianz SE, Registered Shares (Insurance) 219
1,085
BASF SE (Chemicals) .............. 57
383 Bayerische Motoren Werke AG
(Automobiles) ................ 42
67 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 7
141 Brenntag SE (Trading Companies &
Distributors) ................. 8
871
Commerzbank AG (Banks) ........... 37
164
Continental AG (Automobile Components) 13
74 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 7
562
Daimler Truck Holding AG (Machinery) . 24
256 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 7
2,258 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 87
239
Deutsche Boerse AG (Capital Markets) .. 63
674 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 7
1,179
Deutsche Post AG (Air Freight & Logistics) 64
4,524 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 147
127 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles)(b) ......... 7
2,748
E.ON SE (Multi-Utilities) ............ 52
293 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 14
143
GEA Group AG (Machinery) ......... 10
71
Hannover Rueck SE (Insurance) ....... 22
176 Heidelberg Materials AG (Construction
Materials)(b) ................. 46
160 Henkel AG & Co. KGaA (Household
Products) .................... 12
198 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 16
88
Hensoldt AG (Aerospace & Defense) .... 8
19 HOCHTIEF AG (Construction &
Engineering) ................. 7
1,578 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 69
79
Knorr-Bremse AG (Machinery) ........ 9
105 LEG Immobilien SE (Real Estate
Management & Development) ..... 8
882
Mercedes-Benz Group AG (Automobiles) 61
65 MTU Aero Engines AG (Aerospace &
Defense) .................... 27
160 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 105
88
Nemetschek SE (Software) ........... 10
177 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 8
7
Rational AG (Machinery) ............ 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
771 RWE AG (Independent Power and
Renewable Electricity Producers) .. $ 41
1,282
SAP SE (Software) ................. 310
106 Scout24 SE (Interactive Media & Services)
(b) ........................ 11
947 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 133
178
Symrise AG (Chemicals)(b) .......... 14
87
Talanx AG (Insurance) .............. 12
255 Volkswagen AG, Preference Shares
(Automobiles) ................ 31
914 Vonovia SE (Real Estate Management &
Development) ................ 26
301
Zalando SE (Specialty Retail)(a)(b) ..... 9
1,914
Hong Kong — 0.61%
12,892
AIA Group Ltd. (Insurance) .......... 133
5,000
BOC Hong Kong Holdings Ltd. (Banks) . 25
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 10
3,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 24
1,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 7
2,000
CLP Holdings Ltd. (Electric Utilities) ... 18
67 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 11
1,000
Hang Seng Bank Ltd. (Banks) ......... 20
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 7
4,000 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 6
11,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 11
1,523 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 80
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 11
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 14
3,366
Link REIT (Retail REITs) ............ 15
2,500
MTR Corp. Ltd. (Ground Transportation) . 10
1,779 Power Assets Holdings Ltd. (Electric
Utilities) ..................... 13
3,029
Prudential PLC (Insurance) ........... 47
4,129 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 5
2,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 7
2,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 24
639 Swire Pacific Ltd., Class A (Real Estate
Management & Development) ..... 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,757
Techtronic Industries Co. Ltd. (Machinery) $ 20
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
10,728
WH Group Ltd. (Food Products)(b) ..... 12
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 6
544
Ireland (Republic of) — 1.05%
762
Accenture PLC, Class A (IT Services) ... 205
72 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 10
141 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 20
2,528
AIB Group PLC (Banks)(b) .......... 27
99
Allegion PLC (Building Products) ...... 16
256
Aptiv PLC (Automobile Components)(a) . 19
1,122
Bank of Ireland Group PLC (Banks) .... 21
477
Eaton Corp. PLC (Electrical Equipment) . 152
1,117
Experian PLC (Professional Services) ... 50
176
Kingspan Group PLC (Building Products) 15
1,583 Medtronic PLC (Health Care Equipment &
Supplies) .................... 152
1,040 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 36
691 Smurfit WestRock PLC (Containers &
Packaging) .................. 27
359 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 82
272 Trane Technologies PLC (Building
Products) .................... 106
938
Israel — 0.24%
66 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 7
1,684
Bank Hapoalim BM (Banks) .......... 39
1,857
Bank Leumi Le-Israel BM, Class IS (Banks) 42
94 Check Point Software Technologies Ltd.
(Software)(a) ................. 17
67
CyberArk Software Ltd. (Software)(a) ... 30
934
ICL Group Ltd. (Chemicals) .......... 5
—
Isracard Ltd. (Consumer Finance) ...... —
1,710
Israel Discount Bank Ltd., Class A (Banks) 18
205
Mizrahi Tefahot Bank Ltd. (Banks) ..... 14
55
Monday.com Ltd. (Software)(a) ........ 8
60
Nice Ltd. (Software)(a) .............. 7
39 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 13
305
Phoenix Financial Ltd. (Insurance) ..... 13
4
Wix.com Ltd. (IT Services)(a) ......... —
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
50
Wix.com Ltd. (IT Services)(a) ......... $ 5
218
Italy — 0.84%
308 Banca Mediolanum SpA (Financial
Services) .................... 7
2,292 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 24
1,302
Banco BPM SpA (Banks) ............ 20
1,699
BPER Banca SPA (Banks) ........... 23
90
Buzzi SpA (Construction Materials) ..... 5
899 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 6
9,989
Enel SpA (Electric Utilities)(b) ........ 104
2,500
Eni SpA (Oil, Gas & Consumable Fuels) . 47
154
Ferrari N.V. (Automobiles) ........... 57
701
FinecoBank Banca Fineco SpA (Banks) .. 18
1,115
Generali (Insurance) ................ 47
457 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 4
17,496
Intesa Sanpaolo SpA (Banks)(b) ....... 122
310 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 20
294
Nexi SpA (Financial Services)(b) ...... 1
612
Poste Italiane SpA (Financial Services)(b) 15
365
Prysmian SpA (Electrical Equipment) ... 36
157 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 9
2,692
Snam SpA (Gas Utilities) ............ 18
15,441 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 9
1,618 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 17
1,721
UniCredit SpA (Banks) .............. 144
753
Japan — 5.02%
1,000 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 126
2,700 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 43
200
AGC, Inc. (Building Products) ........ 7
600
Aisin Corp. (Automobile Components) .. 11
200
ANA Holdings, Inc. (Passenger Airlines)(b) 4
1,700
Asahi Kasei Corp. (Chemicals) ........ 15
800 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 19
700 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 19
1,466 Bridgestone Corp. (Automobile
Components) ................. 33
1,100 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 33
400
Capcom Co. Ltd. (Entertainment) ...... 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,000 Central Japan Railway Co. (Ground
Transportation) ............... $ 28
800 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 12
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 10
390
Daifuku Co. Ltd. (Machinery) ......... 12
4,244
Dai-ichi Life Holdings, Inc. (Insurance) .. 35
320
Daikin Industries Ltd. (Building Products) 41
500 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 10
700 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 23
1,500 Daiwa Securities Group, Inc. (Capital
Markets) .................... 13
2,124
Denso Corp. (Automobile Components) .. 29
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 32
600
Ebara Corp. (Machinery) ............ 14
3,300 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 23
1,145
FANUC Corp. (Machinery) ........... 45
200
Fast Retailing Co. Ltd. (Specialty Retail) . 73
200
Fuji Electric Co. Ltd. (Electrical Equipment) 15
1,300 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 28
300
Fujikura Ltd. (Electrical Equipment) .... 33
2,120
Fujitsu Ltd. (IT Services)(b) .......... 58
400 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 10
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 8
4,500
Honda Motor Co. Ltd. (Automobiles) ... 44
400 Hoya Corp. (Health Care Equipment &
Supplies) .................... 61
500 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 5
860 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 7
1,300
IHI Corp. (Machinery) .............. 23
1,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 22
600
Isuzu Motors Ltd. (Automobiles) ....... 9
7,500 ITOCHU Corp. (Trading Companies &
Distributors) ................. 95
148 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 3
1,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 12
200
Japan Post Insurance Co. Ltd. (Insurance)(b) 6
600
JFE Holdings, Inc. (Metals & Mining)(b) . 8
700 JX Advanced Metals Corp. (Metals &
Mining) ..................... 9
500
Kajima Corp. (Construction & Engineering) 19
527
Kao Corp. (Personal Care Products) ..... 21
200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... $ 4
3,548 KDDI Corp. (Wireless Telecommunication
Services) .................... 61
234 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 85
200 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 13
200 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 5
1,200
Komatsu Ltd. (Machinery) ........... 38
100
Konami Group Corp. (Entertainment) ... 14
1,300
Kubota Corp. (Machinery) ........... 18
1,700 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 24
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 19
2,800
LY Corp. (Interactive Media & Services) . 7
600
M3, Inc. (Health Care Technology) ..... 8
300
Makita Corp. (Machinery) ........... 9
1,800 Marubeni Corp. (Trading Companies &
Distributors) ................. 50
500 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 9
400
MINEBEA MITSUMI, Inc. (Machinery) . 8
4,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 92
2,300 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 67
1,300 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 32
1,300 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 11
3,900 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 95
14,079 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 222
3,200 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 36
400 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 12
3,010
Mizuho Financial Group, Inc. (Banks) ... 110
400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 6
1,490 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 35
2,011 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 42
1,550
NEC Corp. (IT Services) ............. 52
500
Nexon Co. Ltd. (Entertainment) ....... 12
1,100
NIDEC Corp. (Electrical Equipment) .... 15
1,350
Nintendo Co. Ltd. (Entertainment) ...... 91
5
Nippon Building Fund, Inc. (Office REITs) 5
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,000
Nippon Steel Corp. (Metals & Mining) .. $ 25
500
Nippon Yusen KK (Marine Transportation) 16
2,300
Nissan Motor Co. Ltd. (Automobiles)(a) . 6
400
Nitori Holdings Co. Ltd. (Specialty Retail) 7
800
Nitto Denko Corp. (Chemicals) ........ 19
3,600
Nomura Holdings, Inc. (Capital Markets) . 30
435 Nomura Research Institute Ltd. (IT
Services) .................... 17
40,550 NTT, Inc. (Diversified Telecommunication
Services) .................... 41
800 Obayashi Corp. (Construction &
Engineering) ................. 17
400
Obic Co. Ltd. (IT Services) ........... 13
1,300 Olympus Corp. (Health Care Equipment &
Supplies) .................... 16
49
Oracle Corp. Japan (Software) ......... 4
1,300 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 24
1,400
ORIX Corp. (Financial Services) ....... 41
400
Osaka Gas Co. Ltd. (Gas Utilities) ...... 14
368
Otsuka Corp. (IT Services) ........... 8
2,540 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 15
2,800 Panasonic Holdings Corp. (Household
Durables) ................... 36
2,100
Rakuten Group, Inc. (Broadline Retail)(a)(b) 13
1,700 Recruit Holdings Co. Ltd. (Professional
Services) .................... 96
2,300 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 32
2,800
Resona Holdings, Inc. (Banks) ........ 27
700
Ryohin Keikaku Co. Ltd. (Broadline Retail) 12
200
Sanrio Co. Ltd. (Specialty Retail)(b) .... 6
600
SBI Holdings, Inc. (Capital Markets) .... 13
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 10
200 Seibu Holdings, Inc. (Ground
Transportation) ............... 5
500 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates) ............... 8
700
Sekisui House Ltd. (Household Durables) 16
2,601 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 37
300 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 3
100
Shimano, Inc. (Leisure Products) ....... 10
2,100
Shin-Etsu Chemical Co. Ltd. (Chemicals) 65
400
Shiseido Co. Ltd. (Personal Care Products) 6
100
SMC Corp. (Machinery) ............. 35
35,000 SoftBank Corp. (Wireless
Telecommunication Services) ..... 48
4,872 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 137
1,100
Sompo Holdings, Inc. (Insurance) ...... 37
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,100 Sony Financial Group, Inc. (Financial
Services)(a) .................. $ 6
7,600
Sony Group Corp. (Household Durables) . 194
800
Subaru Corp. (Automobiles) .......... 17
1,400 Sumitomo Corp. (Trading Companies &
Distributors) ................. 48
900 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 36
300 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 12
4,500 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 145
746
Sumitomo Mitsui Trust Group, Inc. (Banks) 23
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 20
200
Suntory Beverage & Food Ltd. (Beverages) 6
1,900
Suzuki Motor Corp. (Automobiles) ..... 28
500
T&D Holdings, Inc. (Insurance) ....... 12
200
Taisei Corp. (Construction & Engineering) 19
2,400 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 34
800
The Chiba Bank Ltd. (Banks) ......... 9
1,200 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 19
300
TIS, Inc. (IT Services) .............. 10
145
Toho Co. Ltd. (Entertainment) ......... 7
2,293
Tokio Marine Holdings, Inc. (Insurance) . 85
600 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 134
400
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 16
300 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 3
300 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 9
1,900
Toray Industries, Inc. (Chemicals) ...... 12
200
Toyota Industries Corp. (Machinery)(a) .. 23
200
Trend Micro, Inc. (Software) .......... 8
300 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 6
1,600
Unicharm Corp. (Household Products) ... 9
1,300
Yamaha Motor Co. Ltd. (Automobiles) .. 10
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 10
1,100
Yokohama Financial Group, Inc. (Banks) . 9
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 6
700
ZOZO, Inc. (Specialty Retail)(b) ....... 6
4,503
Luxembourg — 0.04%
569
ArcelorMittal SA (Metals & Mining) .... 26
164 CVC Capital Partners PLC (Capital
Markets)(b) .................. 3

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg (continued)
463
Tenaris SA (Energy Equipment & Services) $ 9
38
Mexico — 0.01%
231
Fresnillo PLC (Metals & Mining) ...... 10
Netherlands — 1.53%
687 ABN AMRO Bank N.V., Class CV (Banks)
(b) ........................ 24
31
Adyen N.V. (Financial Services)(a)(b) ... 50
1,754
Aegon Ltd. (Insurance) .............. 14
232
Akzo Nobel N.V. (Chemicals) ......... 16
75
Argenx SE (Biotechnology)(a) ........ 63
56 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 34
476 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 513
211
ASR Nederland N.V. (Insurance)(b) ..... 15
82 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 13
88
Euronext N.V. (Capital Markets)(b) ..... 13
678
Ferrovial SE (Construction & Engineering) 44
187
Heineken Holding N.V. (Beverages) .... 14
347
Heineken N.V. (Beverages) ........... 29
69 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 6
3,718
ING Groep N.V. (Banks) ............. 104
234
JDE Peet's N.V. (Food Products) ....... 9
1,081 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 44
4,615 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 22
922 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 25
252
Nebius Group N.V., Class A (Software)(a) 21
354
NN Group N.V. (Insurance) ........... 27
306 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 66
1,585
Prosus N.V. (Broadline Retail)(a)(b) .... 98
126
Randstad N.V. (Professional Services) ... 5
2,431
Stellantis N.V. (Automobiles) ......... 27
596 The Magnum Ice Cream Co. N.V.
(Consumer Staples Distribution &
Retail)(a) .................... 10
1,314 Universal Music Group N.V.
(Entertainment) ............... 34
288
Wolters Kluwer N.V. (Professional Services) 30
1,370
New Zealand — 0.07%
2,332 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 11
1,124
Contact Energy Ltd. (Electric Utilities) .. 6
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
662 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) $ 15
1,245
Infratil Ltd. (Industrial Conglomerates) .. 8
1,622 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 5
187
Xero Ltd. (Software)(a) ............. 14
59
Norway — 0.14%
349 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 9
1,087
DNB Bank ASA (Banks) ............ 30
916 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 22
240
Gjensidige Forsikring ASA (Insurance) .. 7
519
Mowi ASA (Food Products)(b) ........ 12
1,882
Norsk Hydro ASA (Metals & Mining) ... 15
859
Orkla ASA (Food Products) .......... 10
102
Salmar ASA (Food Products) ......... 6
628 Telenor ASA (Diversified
Telecommunication Services) ..... 9
179
Yara International ASA (Chemicals) .... 7
127
Poland — 0.00%
156
InPost SA (Air Freight & Logistics)(a) ... 2
Portugal — 0.05%
9,091 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 10
3,660
EDP SA (Electric Utilities)(b) ......... 17
481 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 8
379 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 9
44
Singapore — 0.45%
5,350 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 12
8,239 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 15
2,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 6
2,636
DBS Group Holdings Ltd. (Banks) ..... 115
3,186 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 16
1,700
Keppel Ltd. (Industrial Conglomerates) .. 14
4,235 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 65
465
Sea Ltd., ADR (Entertainment)(a) ...... 59
900
Sembcorp Industries Ltd. (Multi-Utilities) 4
1,600 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
1,000
Singapore Exchange Ltd. (Capital Markets) $ 13
9,200 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 33
1,500
United Overseas Bank Ltd. (Banks) ..... 41
1,700
Wilmar International Ltd. (Food Products) 4
405
Spain — 1.04%
30
Acciona SA (Electric Utilities) ........ 7
236 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 23
998 Aena SME SA (Transportation
Infrastructure)(b) .............. 28
548 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 41
7,081 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 166
5,877
Banco de Sabadell SA (Banks) ........ 23
18,288
Banco Santander SA (Banks)(b) ....... 216
888
Bankinter SA (Banks) ............... 15
4,783
CaixaBank SA (Banks) .............. 58
569 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 18
436 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 6
417
Endesa SA (Electric Utilities) ......... 15
7,812
Iberdrola SA (Electric Utilities) ........ 169
1,350 Industria de Diseno Textil SA (Specialty
Retail) ...................... 89
617
Mapfre SA (Insurance) .............. 3
178
Naturgy Energy Group SA (Gas Utilities) . 5
448
Redeia Corp. SA (Electric Utilities) ..... 8
1,535
Repsol SA (Oil, Gas & Consumable Fuels) 29
4,317 Telefonica SA (Diversified
Telecommunication Services) ..... 18
937
Sweden — 0.98%
358 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 13
384
Alfa Laval AB (Machinery) .......... 19
1,215
Assa Abloy AB, Class B (Building Products) 47
3,310
Atlas Copco AB, Class A (Machinery) ... 59
1,804
Atlas Copco AB, Class B (Machinery) ... 29
394 Beijer Ref AB (Trading Companies &
Distributors)^(b) .............. 6
323
Boliden AB (Metals & Mining)(a) ...... 18
810
Epiroc AB, Class A (Machinery) ....... 18
417
Epiroc AB, Class B (Machinery) ....... 8
634
EQT AB (Capital Markets) ........... 25
717
Essity AB, Class B (Household Products) . 21
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,052 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... $ 8
624 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 13
2,465 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 29
108 Holmen AB, B shares (Paper & Forest
Products) .................... 4
213 Industrivarden AB, Class A (Financial
Services)(b) .................. 10
172 Industrivarden AB, Class C (Financial
Services) .................... 8
365
Indutrade AB (Machinery) ........... 9
219 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 5
2,164
Investor AB, Class B (Financial Services) 77
122 L E Lundbergforetagen AB, Class B
(Financial Services) ............ 7
317 Lifco AB, Class B (Industrial
Conglomerates) ............... 12
1,759 Nibe Industrier AB, Class B (Building
Products) .................... 7
310 Sagax AB, Class B (Real Estate
Management & Development) ..... 7
1,237
Sandvik AB (Machinery) ............ 40
547 Securitas AB, Class B (Commercial Services
& Supplies) .................. 9
1,843 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 39
453 Skanska AB, Class B (Construction &
Engineering) ................. 12
453
SKF AB, B shares (Machinery) ........ 12
191
Spotify Technology SA (Entertainment)(a) 110
826 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. 11
1,701 Svenska Handelsbanken AB, Class A
(Banks) ..................... 25
1,020
Swedbank AB, Class A (Banks) ........ 35
721 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 12
3,376 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 33
3,150 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 13
269
Trelleborg AB, Class B (Machinery) .... 11
1,932
Volvo AB, Class B (Machinery) ........ 62
883
Switzerland — 2.15%
1,906 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 141
617 Alcon AG (Health Care Equipment &
Supplies) .................... 49
1,495
Amcor PLC (Containers & Packaging) ... 12
1,227
Amcor PLC (Containers & Packaging) ... 10
613
Amrize Ltd. (Construction Materials)(a) .. 33

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
125
Avolta AG (Specialty Retail)(a) ........ $ 7
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 3
3 Barry Callebaut AG, Registered Shares
(Food Products)^(b) ............ 5
13 Belimo Holding AG, Class R (Building
Products) .................... 13
30
BKW AG (Electric Utilities) .......... 6
3 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 44
463
Chubb Ltd. (Insurance) .............. 145
658 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 142
245
Coca-Cola HBC AG (Beverages)(a) ..... 13
214
DSM-Firmenich AG (Chemicals) ...... 17
5
EMS-Chemie Holding AG (Chemicals) .. 3
188
Galderma Group AG (Pharmaceuticals)(b) 38
199
Garmin Ltd. (Household Durables) ..... 40
42 Geberit AG, Registered Shares (Building
Products) .................... 33
12,747
Glencore PLC (Metals & Mining)(a)(b) .. 70
97 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 26
625
Holcim AG (Construction Materials)(a)(b) 61
240
Julius Baer Group Ltd. (Capital Markets) . 19
53 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 11
180 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 18
3,156 Nestle SA, Registered Shares (Food
Products) .................... 314
27 Partners Group Holding AG (Capital
Markets) .................... 33
55 Schindler Holding AG, Class PC
(Machinery) ................. 21
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 11
198 SGS SA, Registered Shares (Professional
Services) .................... 23
191
Sika AG, Registered Shares (Chemicals)(b) 39
58 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 15
794 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 21
129 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 15
34
Swiss Life Holding AG (Insurance) ..... 39
96 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 15
362
Swiss Re AG (Insurance) ............ 60
32 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
30 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... $ 6
3,881
UBS Group AG (Capital Markets) ...... 180
36
VAT Group AG (Machinery)(b) ........ 17
179
Zurich Insurance Group AG (Insurance) .. 135
1,926
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.02%
1,209
3i Group PLC (Capital Markets) ....... 53
351
Admiral Group PLC (Insurance) ....... 15
1,375
Anglo American PLC (Metals & Mining) . 57
251
Aon PLC, Class A (Insurance) ......... 89
510 Ashtead Group PLC (Trading Companies &
Distributors) ................. 35
439 Associated British Foods PLC (Food
Products) .................... 13
998 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 8
3,917
Aviva PLC (Insurance) .............. 36
17,038
Barclays PLC (Banks)(b) ............ 109
1,844 Barratt Redrow PLC (Household Durables)
(b) ........................ 9
19,242
BP PLC (Oil, Gas & Consumable Fuels) . 112
6,786 BT Group PLC (Diversified
Telecommunication Services) ..... 17
430 Bunzl PLC (Trading Companies &
Distributors) ................. 12
5,248
Centrica PLC (Multi-Utilities)(b) ....... 12
1,150
CNH Industrial N.V. (Machinery) ...... 11
251 Coca-Cola Europacific Partners PLC
(Beverages) .................. 23
2,069 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 66
2,698
Diageo PLC (Beverages) ............ 58
220
Endeavour Mining PLC (Metals & Mining) 11
10,750
Haleon PLC (Pharmaceuticals) ........ 54
509 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 24
21,054
HSBC Holdings PLC (Banks) ......... 330
1,747
Informa PLC (Media) ............... 21
175 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 25
1,699 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 9
214
Intertek Group PLC (Professional Services) 13
1,885 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 8
3,648
JD Sports Fashion PLC (Specialty Retail) 4
2,332
Kingfisher PLC (Specialty Retail) ...... 10
1,011 Land Securities Group PLC (Diversified
REITs) ..................... 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
6,610
Legal & General Group PLC (Insurance) . $ 23
72,526
Lloyds Banking Group PLC (Banks) .... 96
602 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 72
3,063
M&G PLC (Financial Services) ........ 12
2,734 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 12
6,204
National Grid PLC (Multi-Utilities) ..... 95
9,835
NatWest Group PLC (Banks)(b) ....... 86
141
Next PLC (Broadline Retail) .......... 26
607 Pearson PLC (Diversified Consumer
Services) .................... 9
185
Pentair PLC (Machinery) ............ 19
784
Phoenix Group Holdings PLC (Insurance) 8
2,232
RELX PLC (Professional Services) ..... 90
3,353 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 20
1,374
Rio Tinto PLC (Metals & Mining) ...... 111
1,023
Schroders PLC (Capital Markets) ...... 6
1,457
Segro PLC (Industrial REITs) ......... 14
299
Severn Trent PLC (Water Utilities)(b) ... 11
7,075
Shell PLC (Oil, Gas & Consumable Fuels) 261
949 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 16
439 Smiths Group PLC (Industrial
Conglomerates) ............... 14
86
Spirax Group PLC (Machinery) ........ 8
1,463
SSE PLC (Electric Utilities)(b) ........ 43
2,371
Standard Chartered PLC (Banks) ....... 58
7,786 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 46
1,286
The Sage Group PLC (Software) ....... 19
2,652
Unilever PLC (Personal Care Products) .. 173
909
United Utilities Group PLC (Water Utilities) 15
23,270 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 31
206 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 7
118
Willis Towers Watson PLC (Insurance) .. 39
936
Wise PLC, Class A (Financial Services)(a) 11
2,703
United States — 71.42%
513
Adobe, Inc. (Software)(a) ............ 180
1,991 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 426
172
AECOM (Construction & Engineering) .. 16
313 Affirm Holdings, Inc. (Financial Services)
(a) ........................ 23
621
Aflac, Inc. (Insurance) .............. 68
272 Air Products and Chemicals, Inc.
(Chemicals) .................. 67
524 Airbnb, Inc., Class A (Hotels, Restaurants &
Leisure)(a) .................. 71
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
206 Alexandria Real Estate Equities, Inc. (Health
Care REITs) ................. $ 10
295
Alliant Energy Corp. (Electric Utilities) .. 19
7,148 Alphabet, Inc., Class A (Interactive Media &
Services) .................... 2,237
6,010 Alphabet, Inc., Class C (Interactive Media &
Services) .................... 1,886
11,795
Amazon.com, Inc. (Broadline Retail)(a) .. 2,722
329
Ameren Corp. (Multi-Utilities) ........ 33
656 American Electric Power Co., Inc. (Electric
Utilities) .................... 76
681
American Express Co. (Consumer Finance) 252
88
American Financial Group, Inc. (Insurance) 12
442 American Homes 4 Rent, Class A
(Residential REITs) ............ 14
719 American International Group, Inc.
(Insurance) .................. 62
574
American Tower Corp. (Specialized REITs) 101
236 American Water Works Co., Inc. (Water
Utilities) .................... 31
112
Ameriprise Financial, Inc. (Capital Markets) 55
282
AMETEK, Inc. (Electrical Equipment) ... 58
1,508 Amphenol Corp., Class A (Electronic
Equipment, Instruments &
Components) ................. 204
601 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 163
790 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 18
534 Apollo Global Management, Inc. (Financial
Services) .................... 77
18,242 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 4,958
976 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 251
283
AppLovin Corp., Class A (Software)(a) .. 191
587 Archer-Daniels-Midland Co. (Food
Products) .................... 34
265 Ares Management Corp., Class A (Capital
Markets) .................... 43
1,308 Arista Networks, Inc. (Communications
Equipment)(a) ................ 171
313
Arthur J. Gallagher & Co. (Insurance) ... 81
157 Astera Labs, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 26
8,765 AT&T, Inc. (Diversified Telecommunication
Services) .................... 218
193
Atmos Energy Corp. (Gas Utilities) ..... 32
261
Autodesk, Inc. (Software)(a) .......... 77
496 Automatic Data Processing, Inc.
(Professional Services) .......... 128
21
AutoZone, Inc. (Specialty Retail)(a) ..... 71
186 AvalonBay Communities, Inc. (Residential
REITs) ..................... 34
88 Avery Dennison Corp. (Containers &
Packaging) .................. 16

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
91 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. $ 52
1,202 Baker Hughes Co. (Energy Equipment &
Services) .................... 55
293
Ball Corp. (Containers & Packaging) .... 16
8,651
Bank of America Corp. (Banks) ........ 476
683 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 13
215
Bentley Systems, Inc., Class B (Software) 8
1,691 Berkshire Hathaway, Inc., Class B (Financial
Services)(a) .................. 850
265
Best Buy Co., Inc. (Specialty Retail) .... 18
180
Blackrock, Inc. (Capital Markets) ...... 193
905
Blackstone, Inc. (Capital Markets) ...... 139
674
Block, Inc. (Financial Services)(a) ...... 44
268 Bloom Energy Corp., Class A (Electrical
Equipment)(a) ................ 23
40 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 214
164 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 14
1,828 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 174
5,515 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,909
142 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 32
490 Brookfield Asset Management Ltd., Class A
(Capital Markets) .............. 26
164 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 6
348
Brown & Brown, Inc. (Insurance) ...... 28
199
Brown-Forman Corp., Class B (Beverages) 5
146 Builders FirstSource, Inc. (Building
Products)(a) .................. 15
186
Bunge Global SA (Food Products) ...... 17
83
Burlington Stores, Inc. (Specialty Retail)(a) 24
199
BXP, Inc. (Office REITs) ............ 13
334
Cadence Design Systems, Inc. (Software)(a) 104
784 Capital One Financial Corp. (Consumer
Finance) .................... 190
291 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 60
49
Carlisle Cos., Inc. (Building Products) ... 16
1,279 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 39
930
Carrier Global Corp. (Building Products) . 49
161
Carvana Co. (Specialty Retail)(a) ...... 68
579
Caterpillar, Inc. (Machinery) .......... 332
127
Cboe Global Markets, Inc. (Capital Markets) 32
393 CBRE Group, Inc., Class A (Real Estate
Management & Development)(a) ... 63
155 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 21
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
229 Cencora, Inc. (Health Care Providers &
Services) .................... $ 77
587 Centene Corp. (Health Care Providers &
Services)(a) .................. 24
785
CenterPoint Energy, Inc. (Multi-Utilities) . 30
215
CF Industries Holdings, Inc. (Chemicals) . 17
140 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 23
104 Charter Communications, Inc., Class A
(Media)(a) ................... 22
283 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 55
2,365 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 360
1,644 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 61
184 Ciena Corp. (Communications Equipment)
(a) ........................ 43
206
Cincinnati Financial Corp. (Insurance) ... 34
446 Cintas Corp. (Commercial Services &
Supplies) .................... 84
4,851 Cisco Systems, Inc. (Communications
Equipment) .................. 374
2,253
Citigroup, Inc. (Banks) .............. 263
517
Citizens Financial Group, Inc. (Banks) ... 30
383
Cloudflare, Inc., Class A (IT Services)(a) . 76
443
CME Group, Inc. (Capital Markets) ..... 121
392
CMS Energy Corp. (Multi-Utilities) ..... 27
613 Cognizant Technology Solutions Corp.,
Class A (IT Services) ........... 51
261 Coinbase Global, Inc., Class A (Capital
Markets)(a) .................. 59
934 Colgate-Palmolive Co. (Household
Products) .................... 74
4,524
Comcast Corp., Class A (Media) ....... 135
46 Comfort Systems USA, Inc. (Construction
& Engineering) ............... 43
1,530 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 143
442
Consolidated Edison, Inc. (Multi-Utilities) 44
180 Constellation Brands, Inc., Class A
(Beverages) .................. 25
383 Constellation Energy Corp. (Electric
Utilities) .................... 135
1,122 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 44
375 Corebridge Financial, Inc. (Financial
Services) .................... 11
226
CoreWeave, Inc., Class A (IT Services)(a) 16
81
Corpay, Inc. (Financial Services)(a) ..... 24
900
Corteva, Inc. (Chemicals) ............ 60
515 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 35
544 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 469
900 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 24

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
205 Credo Technology Group Holding Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ $ 29
829
CRH PLC (Construction Materials) ..... 103
308 Crowdstrike Holdings, Inc., Class A
(Software)(a) ................. 144
533
Crown Castle, Inc. (Specialized REITs) .. 47
2,299
CSX Corp. (Ground Transportation) .... 83
168
Cummins, Inc. (Machinery) .......... 86
1,557 CVS Health Corp. (Health Care Providers &
Services) .................... 124
328
D.R. Horton, Inc. (Household Durables) .. 47
154 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 28
377
Datadog, Inc., Class A (Software)(a) .... 51
196 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 20
314
Deere & Co. (Machinery) ............ 146
397 Dell Technologies, Inc., Class C
(Technology Hardware, Storage &
Peripherals) .................. 50
215
Delta Air Lines, Inc. (Passenger Airlines) . 15
726 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 27
477 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 32
230 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 35
88 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 17
418 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 65
229
Docusign, Inc. (Software)(a) .......... 16
266 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 35
234 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 29
1,043
Dominion Energy, Inc. (Multi-Utilities) .. 61
43 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 18
468 DoorDash, Inc., Class A (Hotels, Restaurants
& Leisure)(a) ................. 106
162
Dover Corp. (Machinery) ............ 32
826
Dow, Inc. (Chemicals) .............. 19
272
DTE Energy Co. (Multi-Utilities) ...... 35
954
Duke Energy Corp. (Electric Utilities) ... 112
489
DuPont de Nemours, Inc. (Chemicals) ... 20
404
Dynatrace, Inc. (Software)(a) ......... 18
557
eBay, Inc. (Broadline Retail) .......... 49
186 EchoStar Corp., Class A (Diversified
Telecommunication Services)(a) ... 20
309
Ecolab, Inc. (Chemicals) ............. 81
459
Edison International (Electric Utilities) .. 28
724 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 62
290
Electronic Arts, Inc. (Entertainment) .... 59
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
276 Elevance Health, Inc. (Health Care
Providers & Services) ........... $ 97
54 EMCOR Group, Inc. (Construction &
Engineering) ................. 33
690
Emerson Electric Co. (Electrical Equipment) 92
169 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 14
584
Entergy Corp. (Electric Utilities) ....... 54
669 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 70
778
EQT Corp. (Oil, Gas & Consumable Fuels) 42
150
Equifax, Inc. (Professional Services) .... 33
120
Equinix, Inc. (Specialized REITs) ...... 92
404 Equitable Holdings, Inc. (Financial
Services) .................... 19
236 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 14
428
Equity Residential (Residential REITs) .. 27
34
Erie Indemnity Co., Class A (Insurance) .. 10
373
Essential Utilities, Inc. (Water Utilities) .. 14
75 Essex Property Trust, Inc. (Residential
REITs) ..................... 20
299
Evergy, Inc. (Electric Utilities) ........ 22
444
Eversource Energy (Electric Utilities) ... 30
1,235
Exelon Corp. (Electric Utilities) ....... 54
320 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 35
143 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 41
164 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 24
260 Extra Space Storage, Inc. (Specialized
REITs) ..................... 34
5,231 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 629
18
F&G Annuities & Life, Inc. (Insurance) .. 1
76
F5, Inc. (Communications Equipment)(a) . 19
30
Fair Isaac Corp. (Software)(a) ......... 51
1,509 Fastenal Co. (Trading Companies &
Distributors) ................. 61
276
FedEx Corp. (Air Freight & Logistics) ... 80
238 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 53
301
Fidelity National Financial, Inc. (Insurance) 16
693 Fidelity National Information Services, Inc.
(Financial Services) ............ 46
809
Fifth Third Bancorp (Banks) .......... 38
11 First Citizens BancShares, Inc., Class A
(Banks) ..................... 24
124 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 32
660
FirstEnergy Corp. (Electric Utilities) .... 30
685
Fiserv, Inc. (Financial Services)(a) ...... 46
474 Flex Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 29
4,783
Ford Motor Co. (Automobiles) ........ 63

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
801
Fortinet, Inc. (Software)(a) ........... $ 64
398
Fortive Corp. (Machinery) ........... 22
284
Fox Corp., Class A (Media) ........... 21
196
Fox Corp., Class B (Media) ........... 13
1,766
Freeport-McMoRan, Inc. (Metals & Mining) 90
90
Gartner, Inc. (IT Services)(a) .......... 23
334
GE Vernova, Inc. (Electrical Equipment) . 218
702
Gen Digital, Inc. (Software) .......... 19
666
General Mills, Inc. (Food Products) ..... 31
1,167
General Motors Co. (Automobiles) ..... 95
163
Genuine Parts Co. (Distributors) ....... 20
288
Global Payments, Inc. (Financial Services) 22
167
GoDaddy, Inc., Class A (IT Services)(a) .. 21
228
Graco, Inc. (Machinery) ............. 19
1,026 Halliburton Co. (Energy Equipment &
Services) .................... 29
923 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 15
48
HEICO Corp. (Aerospace & Defense) ... 16
99 HEICO Corp., Class A (Aerospace &
Defense) .................... 25
1,605 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 39
291 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 84
260 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 19
417
Hormel Foods Corp. (Food Products) .... 10
467 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 96
1,128 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 25
63
Hubbell, Inc. (Electrical Equipment) .... 28
66
HubSpot, Inc. (Software)(a) .......... 26
148 Humana, Inc. (Health Care Providers &
Services) .................... 38
2,035
Huntington Bancshares, Inc. (Banks) .... 35
46 Hyatt Hotels Corp., Class A (Hotels,
Restaurants & Leisure) .......... 7
86
IDEX Corp. (Machinery) ............ 15
98 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 66
340
Illinois Tool Works, Inc. (Machinery) .... 84
193
Incyte Corp. (Biotechnology)(a) ....... 19
468
Ingersoll Rand, Inc. (Machinery) ....... 37
258
Insmed, Inc. (Biotechnology)(a) ....... 45
84 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 24
5,542 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 204
572 Interactive Brokers Group, Inc. (Capital
Markets) .................... 37
702 Intercontinental Exchange, Inc. (Capital
Markets) .................... 114
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,143 International Business Machines Corp. (IT
Services) .................... $ 339
302 International Flavors & Fragrances, Inc.
(Chemicals) .................. 20
592 International Paper Co. (Containers &
Packaging) .................. 23
343
Intuit, Inc. (Software) ............... 227
441 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 250
672
Invitation Homes, Inc. (Residential REITs) 19
391 IonQ, Inc. (Technology Hardware, Storage
& Peripherals)(a) .............. 18
228 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 51
356
Iron Mountain, Inc. (Specialized REITs) . 30
128 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 29
82 Jack Henry & Associates, Inc. (Financial
Services) .................... 15
138 Jacobs Solutions, Inc. (Professional
Services) .................... 18
102 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 20
800 Johnson Controls International PLC
(Building Products) ............ 96
3,379
JPMorgan Chase & Co. (Banks) ....... 1,089
2,347
Kenvue, Inc. (Personal Care Products) ... 40
1,581
Keurig Dr Pepper, Inc. (Beverages) ..... 44
1,069
KeyCorp (Banks) .................. 22
211 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 43
404
Kimberly-Clark Corp. (Household Products) 41
894
Kimco Realty Corp. (Retail REITs) ..... 18
2,452 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 67
762
KKR & Co., Inc. (Capital Markets) ..... 97
161 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 196
100 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 25
1,557 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 267
255
Lennar Corp., Class A (Household Durables) 26
37 Lennox International, Inc. (Building
Products) .................... 18
247 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 24
574
Linde PLC (Chemicals) ............. 245
215 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 31
206
Loews Corp. (Insurance) ............. 22
692
Lowe's Cos., Inc. (Specialty Retail) ..... 167
98 LPL Financial Holdings, Inc. (Capital
Markets) .................... 35
341 LyondellBasell Industries N.V., Class A
(Chemicals) .................. 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
194
M&T Bank Corp. (Banks) ............ $ 39
371 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 60
15
Markel Group, Inc. (Insurance)(a) ...... 32
285 Marriott International, Inc., Class A (Hotels,
Restaurants & Leisure) .......... 88
601
Marsh & McLennan Cos., Inc. (Insurance) 111
74 Martin Marietta Materials, Inc.
(Construction Materials) ......... 46
1,056 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 90
280
Masco Corp. (Building Products) ....... 18
1,047 Mastercard, Inc., Class A (Financial
Services) .................... 598
300
McCormick & Co., Inc. (Food Products) . 20
878 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 268
2,668 Meta Platforms, Inc., Class A (Interactive
Media & Services) ............. 1,761
698
MetLife, Inc. (Insurance) ............ 55
25 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 35
712 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 45
1,387 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 396
8,679
Microsoft Corp. (Software) ........... 4,196
153 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 21
1,579 Mondelez International, Inc., Class A (Food
Products) .................... 85
100
MongoDB, Inc. (IT Services)(a) ....... 42
63 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 57
894
Monster Beverage Corp. (Beverages)(a) .. 69
198
Moody's Corp. (Capital Markets) ....... 101
1,465
Morgan Stanley (Capital Markets) ...... 260
203 Motorola Solutions, Inc. (Communications
Equipment) .................. 78
95
MSCI, Inc. (Capital Markets) ......... 55
561
Nasdaq, Inc. (Capital Markets) ........ 54
159
Natera, Inc. (Biotechnology)(a) ........ 36
241 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 26
5,214
Netflix, Inc. (Entertainment)(a) ........ 489
114 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 16
1,355
Newmont Corp. (Metals & Mining) ..... 135
493
News Corp., Class A (Media) ......... 13
2,527
NextEra Energy, Inc. (Electric Utilities) .. 203
1,460 NIKE, Inc., Class B (Textiles, Apparel &
Luxury Goods) ............... 93
552
NiSource, Inc. (Multi-Utilities) ........ 23
71
Nordson Corp. (Machinery) .......... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
277 Norfolk Southern Corp. (Ground
Transportation) ............... $ 80
235
Northern Trust Corp. (Capital Markets) .. 32
236
NRG Energy, Inc. (Electric Utilities) .... 38
282
Nucor Corp. (Metals & Mining) ....... 46
337
Nutanix, Inc., Class A (Software)(a) ..... 17
29,871 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 5,570
3
NVR, Inc. (Household Durables)(a) ..... 22
965 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 40
147
Oklo, Inc. (Electric Utilities)(a) ........ 11
221
Okta, Inc. (IT Services)(a) ............ 19
232 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 36
387
Omnicom Group, Inc. (Media) ........ 31
553 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 30
807 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 59
2,100
Oracle Corp. (Software) ............. 409
1,049 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 96
469
Otis Worldwide Corp. (Machinery) ..... 41
635
PACCAR, Inc. (Machinery) .......... 70
104 Packaging Corp. of America (Containers &
Packaging) .................. 21
2,808 Palantir Technologies, Inc., Class A
(Software)(a) ................. 499
830
Palo Alto Networks, Inc. (Software)(a) ... 153
157
Parker-Hannifin Corp. (Machinery) ..... 138
400
Paychex, Inc. (Professional Services) .... 45
69 Paycom Software, Inc. (Professional
Services) .................... 11
1,106
PayPal Holdings, Inc. (Financial Services) 65
1,679
PepsiCo, Inc. (Beverages) ............ 241
2,701
PG&E Corp. (Electric Utilities) ........ 43
493
Phillips 66 (Oil, Gas & Consumable Fuels) 64
165
Pinnacle Financial Partners, Inc. (Banks) . 16
787 Pinterest, Inc., Class A (Interactive Media &
Services)(a) .................. 20
302
PPG Industries, Inc. (Chemicals) ....... 31
887
PPL Corp. (Electric Utilities) .......... 31
265
Principal Financial Group, Inc. (Insurance) 23
1,139
Prologis, Inc. (Industrial REITs) ....... 145
439
Prudential Financial, Inc. (Insurance) .... 50
143
PTC, Inc. (Software)(a) ............. 25
610 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 49
195
Public Storage (Specialized REITs) ..... 51
261
PulteGroup, Inc. (Household Durables) .. 31
381 Pure Storage, Inc., Class A (Technology
Hardware, Storage & Peripherals)(a) 26
245 Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) ....... 20

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,306 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 223
182 Quanta Services, Inc. (Construction &
Engineering) ................. 77
132 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 23
231 Raymond James Financial, Inc. (Capital
Markets) .................... 37
218 RB Global, Inc. (Commercial Services &
Supplies) .................... 22
1,115
Realty Income Corp. (Retail REITs) ..... 63
122 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 28
226
Regency Centers Corp. (Retail REITs) ... 16
1,172
Regions Financial Corp. (Banks) ....... 32
60
Reliance, Inc. (Metals & Mining) ...... 17
270 Republic Services, Inc. (Commercial
Services & Supplies) ........... 57
180 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 43
1,029 Rivian Automotive, Inc., Class A
(Automobiles)(a) .............. 20
901 Robinhood Markets, Inc., Class A (Capital
Markets)(a) .................. 102
711
ROBLOX Corp., Class A (Entertainment)(a) 58
1,065 Rocket Cos., Inc., Class A (Financial
Services) .................... 21
568
Rocket Lab Corp. (Aerospace & Defense)(a) 40
137 Rockwell Automation, Inc. (Electrical
Equipment) .................. 53
388 Rollins, Inc. (Commercial Services &
Supplies) .................... 23
131
Roper Technologies, Inc. (Software) .... 58
401
Ross Stores, Inc. (Specialty Retail) ..... 72
317 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 88
499 Royalty Pharma PLC, Class A
(Pharmaceuticals) ............. 19
146
RPM International, Inc. (Chemicals) .... 15
383
S&P Global, Inc. (Capital Markets) ..... 200
1,170
Salesforce, Inc. (Software) ........... 310
451
Samsara, Inc., Class A (Software)(a) .... 16
127 SBA Communications Corp. (Specialized
REITs) ..................... 25
261 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 72
801
Sempra (Multi-Utilities) ............. 71
1,275
ServiceNow, Inc. (Software)(a) ........ 195
406
Simon Property Group, Inc. (Retail REITs) 75
1,819
SLB Ltd. (Energy Equipment & Services) 70
1,417 Snap, Inc., Class A (Interactive Media &
Services)(a) .................. 11
60
Snap-on, Inc. (Machinery) ........... 21
394
Snowflake, Inc. (IT Services)(a) ....... 86
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,460 SoFi Technologies, Inc. (Consumer Finance)
(a) ........................ $ 38
177 Solventum Corp. (Health Care Equipment &
Supplies)(a) .................. 14
264 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 23
1,396 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 118
342
State Street Corp. (Capital Markets) ..... 44
170
Steel Dynamics, Inc. (Metals & Mining) . 29
121 STERIS PLC (Health Care Equipment &
Supplies) .................... 31
320
Strategy, Inc. (Software)(a) ........... 49
427 Stryker Corp. (Health Care Equipment &
Supplies) .................... 150
147
Sun Communities, Inc. (Residential REITs) 18
668 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 20
462
Synchrony Financial (Consumer Finance) 39
228
Synopsys, Inc. (Software)(a) .......... 107
573 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 42
292
T. Rowe Price Group, Inc. (Capital Markets) 30
225 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 58
250 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 32
264 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 49
557 Target Corp. (Consumer Staples Distribution
& Retail) .................... 54
194 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 38
3,476
Tesla, Inc. (Automobiles)(a) .......... 1,563
1,114 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 193
69 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 20
323
The Allstate Corp. (Insurance) ......... 67
862 The Bank of New York Mellon Corp.
(Capital Markets) .............. 100
309
The Carlyle Group, Inc. (Capital Markets) 18
2,112 The Charles Schwab Corp. (Capital
Markets) .................... 211
327 The Cigna Group (Health Care Providers &
Services) .................... 90
140
The Clorox Co. (Household Products) ... 14
5,010
The Coca-Cola Co. (Beverages) ....... 350
283 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 30
371 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 326
346 The Hartford Insurance Group, Inc.
(Insurance) .................. 48
181
The Hershey Co. (Food Products) ...... 33
1,224
The Home Depot, Inc. (Specialty Retail) . 421

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
142
The J.M. Smucker Co. (Food Products) .. $ 14
1,074
The Kraft Heinz Co. (Food Products) .... 26
772 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 48
494 The PNC Financial Services Group, Inc.
(Banks) ..................... 103
720
The Progressive Corp. (Insurance) ...... 164
289
The Sherwin-Williams Co. (Chemicals) .. 94
1,349
The Southern Co. (Electric Utilities) .... 118
1,374
The TJX Cos., Inc. (Specialty Retail) .... 211
521
The Trade Desk, Inc., Class A (Media)(a) . 20
274
The Travelers Cos., Inc. (Insurance) ..... 79
2,202
The Walt Disney Co. (Entertainment) .... 251
1,496 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 90
621 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 126
593
Toast, Inc., Class A (Financial Services)(a) 21
648
Tractor Supply Co. (Specialty Retail) .... 32
155 Tradeweb Markets, Inc., Class A (Capital
Markets) .................... 17
71 TransDigm Group, Inc. (Aerospace &
Defense) .................... 94
226
TransUnion (Professional Services) ..... 19
282
Trimble, Inc. (Software)(a) ........... 22
1,596
Truist Financial Corp. (Banks) ......... 79
180
Twilio, Inc., Class A (IT Services)(a) .... 26
57
Tyler Technologies, Inc. (Software)(a) ... 26
339
Tyson Foods, Inc., Class A (Food Products) 20
1,938
U.S. Bancorp (Banks) ............... 103
2,429 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 198
415
UDR, Inc. (Residential REITs) ........ 15
54
Ulta Beauty, Inc. (Specialty Retail)(a) ... 33
731 Union Pacific Corp. (Ground
Transportation) ............... 169
107 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 12
903 United Parcel Service, Inc., Class B (Air
Freight & Logistics) ............ 90
79 United Rentals, Inc. (Trading Companies &
Distributors) ................. 64
380 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 62
190 Veeva Systems, Inc., Class A (Health Care
Technology)(a) ............... 42
559
Ventas, Inc. (Health Care REITs) ....... 43
303 Veralto Corp. (Commercial Services &
Supplies) .................... 30
102
VeriSign, Inc. (IT Services) ........... 25
172 Verisk Analytics, Inc. (Professional
Services) .................... 38
5,171 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 211
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
443 Vertiv Holdings Co., Class A (Electrical
Equipment) .................. $ 72
2,088
Visa, Inc., Class A (Financial Services) .. 732
415 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 67
162 Vulcan Materials Co. (Construction
Materials) ................... 46
361
W.R. Berkley Corp. (Insurance) ........ 25
55 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 55
5,385 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 600
2,887 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 83
496 Waste Management, Inc. (Commercial
Services & Supplies) ........... 109
72 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 27
46 Watsco, Inc. (Trading Companies &
Distributors) ................. 15
392
WEC Energy Group, Inc. (Multi-Utilities) 41
3,942
Wells Fargo & Co. (Banks) ........... 367
822
Welltower, Inc. (Health Care REITs) .... 153
85 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 23
425 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 73
225 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 48
832
Weyerhaeuser Co. (Specialized REITs) .. 20
147
Williams-Sonoma, Inc. (Specialty Retail) . 26
265
Workday, Inc., Class A (Software)(a) .... 57
252
WP Carey, Inc. (Diversified REITs) ..... 16
722
Xcel Energy, Inc. (Electric Utilities) ..... 53
308
Xylem, Inc. (Machinery) ............. 42
341 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 52
57 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 14
218 Zillow Group, Inc., Class C (Real Estate
Management & Development)(a) ... 15
234 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 21
541
Zoetis, Inc. (Pharmaceuticals) ......... 68
328
Zoom Communications, Inc. (Software)(a) 28
123
Zscaler, Inc. (Software)(a) ............ 28
64,016
Uruguay — 0.13%
56
MercadoLibre, Inc. (Broadline Retail)(a) . 113
Total Common Stocks (cost $60,819 ) ... 89,475

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
As of December 31, 2025 , 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant (cost $— ) ............ —
Investment Companies — 0.13%
Money Market Funds — 0.13%
17,370 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.63%^^(d) 17
97,421 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.68%(d) .................... 98
Total Investment Companies (cost $115 ) 115
Total Investments (cost $60,934 ) —
99.95% ..................... 89,590
Other assets in excess of liabilities —
0.05% ...................... 43
Net Assets - 100.00% .............. $ 89,633
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
65
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 92.20%
Australia — 5.17%
153,655
ANZ Group Holdings Ltd. (Banks) ..... $ 3,714
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 845
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 580
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,574
31,893
BHP Group Ltd. (Metals & Mining) ..... 962
43,919
Commonwealth Bank of Australia (Banks) 4,688
2,258
CSL Ltd. (Biotechnology) ............ 260
83,131
Evolution Mining Ltd. (Metals & Mining) 696
68,557
Goodman Group (Industrial REITs) ..... 1,410
46,309 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 380
7,899
Macquarie Group Ltd. (Capital Markets) . 1,067
174,147
National Australia Bank Ltd. (Banks) .... 4,896
56,522 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 994
41,245
Qantas Airways Ltd. (Passenger Airlines) . 285
55,092
QBE Insurance Group Ltd. (Insurance) .. 729
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,496
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 616
198,921
Scentre Group (Retail REITs) ......... 556
15,683
Suncorp Group Ltd. (Insurance) ....... 184
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 3,438
148,167
Westpac Banking Corp. (Banks) ....... 3,801
20,060 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 313
35,740
Worley Ltd. (Construction & Engineering) 298
34,782
Austria — 0.47%
23,927
Erste Group Bank AG (Banks)(b) ...... 2,868
4,792
OMV AG (Oil, Gas & Consumable Fuels) 267
3,135
Belgium — 0.53%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,610
3,425
UCB SA (Pharmaceuticals) ........... 954
3,564
Canada — 10.87%
4,667
Agnico Eagle Mines Ltd. (Metals & Mining) 792
8,453
Alamos Gold, Inc. (Metals & Mining) ... 326
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,779
8,987
AltaGas Ltd. (Gas Utilities) ........... 274
45,514
Bank of Montreal (Banks) ............ 5,911
10,263
Barrick Mining Corp. (Metals & Mining) . 447
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 2,917
4,255 Canadian Imperial Bank of Commerce
(Banks) ..................... 386
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... $ 3,774
4,117 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 303
8,782 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 1,113
3,259 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 206
1,757 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 520
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 2,115
835
Constellation Software, Inc. (Software) .. 2,009
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,673
33,911
Emera, Inc. (Electric Utilities) ......... 1,671
8,153 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 283
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 341
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,950
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 480
5,741
Fortis, Inc. (Electric Utilities) ......... 299
7,691
Franco-Nevada Corp. (Metals & Mining) . 1,594
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 1,037
64,358
Great-West Lifeco, Inc. (Insurance) ..... 3,174
12,464
Hydro One Ltd. (Electric Utilities)(b) .... 496
5,430
Intact Financial Corp. (Insurance)(b) .... 1,131
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,807
11,664
Kinross Gold Corp. (Metals & Mining) .. 329
2,505
Lumine Group, Inc. (Software)(a) ...... 50
11,720
Lundin Gold, Inc. (Metals & Mining)(b) . 974
6,201 Magna International, Inc. (Automobile
Components) ................. 331
8,370
Manulife Financial Corp. (Insurance) .... 304
15,818
Methanex Corp. (Chemicals) .......... 627
18,402
National Bank of Canada (Banks) ...... 2,314
3,339
Nutrien Ltd. (Chemicals) ............ 206
1,796
Onex Corp. (Capital Markets) ......... 148
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 295
66,482
Power Corp. of Canada (Insurance) ..... 3,534
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 79
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 118
31,754 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 433
13,991
Royal Bank of Canada (Banks) ........ 2,385
52,851
Shopify, Inc., Class A (IT Services)(a) ... 8,510
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,306
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 255

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
18,439 Teck Resources Ltd., Class B (Metals &
Mining) ..................... $ 883
7,299 TFI International, Inc. (Ground
Transportation) ............... 755
12,498
The Toronto-Dominion Bank (Banks) ... 1,178
22,457 Thomson Reuters Corp. (Professional
Services) .................... 2,964
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 3,328
73,114
Denmark — 1.58%
552 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 1,267
2,246
DSV A/S (Air Freight & Logistics) ..... 566
7,462
Genmab A/S (Biotechnology)(a)(b) ..... 2,313
127,453 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 6,465
10,611
Finland — 0.82%
4,385
Mandatum Oyj (Insurance) ........... 35
145,888
Nokia Oyj (Communications Equipment) . 940
178,699
Nordea Bank Abp (Banks) ........... 3,364
3,710
Orion Oyj, Class B (Pharmaceuticals) ... 277
21,925
Sampo Oyj, A Shares (Insurance) ...... 265
26,710 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 333
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 295
5,509
France — 8.73%
23,348
Air Liquide SA (Chemicals) .......... 4,388
23,149
Airbus SE (Aerospace & Defense) ...... 5,375
47,723
AXA SA (Insurance) ............... 2,290
44,044
BNP Paribas SA (Banks) ............. 4,167
3,697
Cie de Saint-Gobain SA (Building Products) 376
99,973
Credit Agricole SA (Banks) ........... 2,058
1,749
Eiffage SA (Construction & Engineering)(b) 251
25,532
Engie SA (Multi-Utilities) ............ 671
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 5,128
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 6,092
2,895
L'Oreal SA (Personal Care Products) .... 1,243
4,240 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 3,196
8,075
Publicis Groupe SA (Media) .......... 838
14,062
Sanofi SA (Pharmaceuticals) .......... 1,360
34,976 Schneider Electric SE (Electrical
Equipment)(b) ................ 9,567
98,039
Societe Generale SA (Banks) ......... 7,891
4,176
Thales SA (Aerospace & Defense) ...... 1,126
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... $ 1,508
7,086
Unibail-Rodamco-Westfield (Retail REITs) 771
12,895
Veolia Environnement SA (Multi-Utilities) 449
58,745
Germany — 7.71%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,583
10,077
Allianz SE, Registered Shares (Insurance) 4,659
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 194
1,065
Beiersdorf AG (Personal Care Products) .. 117
33,975
Commerzbank AG (Banks) ........... 1,434
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 4,379
21,575
Deutsche Boerse AG (Capital Markets) .. 5,670
60,277
Deutsche Post AG (Air Freight & Logistics) 3,286
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 4,183
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 402
6,983
GEA Group AG (Machinery) ......... 472
1,115
Hannover Rueck SE (Insurance) ....... 347
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 3,587
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,671
373
Rheinmetall AG (Aerospace & Defense) . 680
36,196
SAP SE (Software) ................. 8,795
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 7,906
9,463 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 1,327
2,498
Symrise AG (Chemicals)(b) .......... 202
51,894
Hong Kong — 1.43%
483,480
AIA Group Ltd. (Insurance) .......... 4,977
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 381
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 536
89,500
CLP Holdings Ltd. (Electric Utilities) ... 801
414,317
Link REIT (Retail REITs) ............ 1,850
76,000
MTR Corp. Ltd. (Ground Transportation) . 291
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(b) .................. $ 84
147,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 526
24,000 Swire Pacific Ltd., Class A (Real Estate
Management & Development) ..... 193
9,639
Ireland (Republic of) — 1.26%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,255
315,967
Bank of Ireland Group PLC (Banks) .... 6,042
25,494
Experian PLC (Professional Services) ... 1,149
8,446
Israel — 0.71%
862
CyberArk Software Ltd. (Software)(a) ... 385
3,544
Elbit Systems Ltd. (Aerospace & Defense) 2,038
76,384 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 2,383
4,806
Italy — 2.14%
427,228 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 4,549
47,721 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 308
67,937
Enel SpA (Electric Utilities)(b) ........ 706
1,561
Ferrari N.V. (Automobiles) ........... 580
69,888
Generali (Insurance) ................ 2,920
157,139
Intesa Sanpaolo SpA (Banks)(b) ....... 1,086
7,820
Iveco Group N.V. (Machinery) ........ 171
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 470
9,459
Poste Italiane SpA (Financial Services)(b) 237
92,227
Snam SpA (Gas Utilities) ............ 613
182,090 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,937
9,486
UniCredit SpA (Banks) .............. 786
14,363
Japan — 17.95%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,113
36,300 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 574
6,845
AGC, Inc. (Building Products) ........ 227
23,400
Aisin Corp. (Automobile Components) .. 438
54,600
Ajinomoto Co., Inc. (Food Products) .... 1,154
15,300
Amada Co. Ltd. (Machinery) ......... 181
30,400 Bridgestone Corp. (Automobile
Components) ................. 684
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,133
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
8,600
Capcom Co. Ltd. (Entertainment) ...... $ 200
178,200
CyberAgent, Inc. (Media) ............ 1,519
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 461
163,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,360
13,600
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 289
6,395 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 122
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 517
16,700
Denso Corp. (Automobile Components) .. 231
45,300
Eisai Co. Ltd. (Pharmaceuticals) ....... 1,345
900
Fast Retailing Co. Ltd. (Specialty Retail) . 326
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 296
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 535
4,500
Fujikura Ltd. (Electrical Equipment) .... 499
109,000
Fujitsu Ltd. (IT Services)(b) .......... 2,996
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 5,818
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 3,140
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 587
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 782
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 321
21,000
Isuzu Motors Ltd. (Automobiles) ....... 328
461,585 ITOCHU Corp. (Trading Companies &
Distributors) ................. 5,834
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,507
8,300
Japan Post Insurance Co. Ltd. (Insurance)(b) 250
35,900 JX Advanced Metals Corp. (Metals &
Mining) ..................... 449
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 610
46,200 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 643
202,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,504
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,207
57,900 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,394
6,345
Komatsu Ltd. (Machinery) ........... 201
11,600
Kyoto Financial Group, Inc. (Banks) .... 254
27,600
M3, Inc. (Health Care Technology) ..... 371
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,763
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 3,922
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 831
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 2,368

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... $ 6,860
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 7,829
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 1,231
25,000 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 752
87,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,802
73,500
NEC Corp. (IT Services) ............. 2,487
19,200
Nikon Corp. (Household Durables) ..... 214
10,600
Nintendo Co. Ltd. (Entertainment) ...... 716
6,300
Nippon Sanso Holdings Corp. (Chemicals) 188
154,000
Nippon Steel Corp. (Metals & Mining) .. 630
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 677
910,000 NTT, Inc. (Diversified Telecommunication
Services) .................... 919
9,000
Obic Co. Ltd. (IT Services) ........... 283
10,800
ORIX Corp. (Financial Services) ....... 316
15,600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 882
63,500 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 378
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,562
8,900 Recruit Holdings Co. Ltd. (Professional
Services) .................... 500
16,100
Ryohin Keikaku Co. Ltd. (Broadline Retail) 284
30,600
SBI Holdings, Inc. (Capital Markets) .... 660
4,800 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 468
35,552
Sekisui House Ltd. (Household Durables) 793
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 312
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 528
17,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 320
26,800 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 752
38,400
Sompo Holdings, Inc. (Insurance) ...... 1,304
103,600
Sony Group Corp. (Household Durables) . 2,658
15,200
Subaru Corp. (Automobiles) .......... 327
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 1,438
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,365
9,600 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 241
22,400
The Chiba Bank Ltd. (Banks) ......... 250
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,098
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 5,881
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 2,105
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(b) .. $ 235
17,900
Toyota Industries Corp. (Machinery)(a) .. 2,030
485,000
Toyota Motor Corp. (Automobiles)(b) ... 10,419
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 685
17,027
Trend Micro, Inc. (Software) .......... 707
49,000 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 900
293,700
Yokohama Financial Group, Inc. (Banks) . 2,428
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 871
17,100
ZOZO, Inc. (Specialty Retail)(b) ....... 141
120,710
Luxembourg — 0.46%
27,423
ArcelorMittal SA (Metals & Mining) .... 1,259
96,377
Tenaris SA (Energy Equipment & Services) 1,860
3,119
Netherlands — 3.63%
57,506 ABN AMRO Bank N.V., Class CV (Banks)
(b) ........................ 2,009
73,595
Aegon Ltd. (Insurance) .............. 572
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,545
1,819
Argenx SE (Biotechnology)(a) ........ 1,534
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 11,761
4,144
EXOR N.V. (Financial Services) ....... 352
14,622
ING Groep N.V. (Banks) ............. 411
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 2,136
3,089 Nebius Group N.V., Class A (Interactive
Media & Services)(a) ........... 259
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 1,502
75,569
Stellantis N.V. (Automobiles) ......... 827
11,119 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 176
1,552
Topicus.com, Inc. (Software)(a) ........ 144
11,488
Wolters Kluwer N.V. (Professional Services) 1,190
24,418
New Zealand — 0.18%
251,862 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 1,207
Norway — 0.61%
11,596
DNB Bank ASA (Banks) ............ 323
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,470
21,419
Salmar ASA (Food Products) ......... 1,310
4,103

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Poland — 0.07%
37,399
InPost SA (Air Freight & Logistics)(a) ... $ 460
Singapore — 1.15%
532,772 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 1,172
180,028 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 334
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 275
63,580
DBS Group Holdings Ltd. (Banks) ..... 2,785
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 223
6,124
Sea Ltd., ADR (Entertainment)(a) ...... 781
146,300
Sembcorp Industries Ltd. (Multi-Utilities) 684
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 292
18,700
Singapore Exchange Ltd. (Capital Markets) 246
6,600
United Overseas Bank Ltd. (Banks) ..... 180
320,900
Wilmar International Ltd. (Food Products) 768
7,740
South Africa — 0.04%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 27
2,524
Valterra Platinum Ltd. (Metals & Mining) 210
237
Spain — 3.43%
1,698
Acciona SA (Electric Utilities) ........ 370
4,764 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 473
14,510 Aena SME SA (Transportation
Infrastructure)(b) .............. 405
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 14,557
28,433
Bankinter SA (Banks) ............... 471
62,673
CaixaBank SA (Banks) .............. 766
264,265
Iberdrola SA (Electric Utilities) ........ 5,722
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 335
23,099
Sweden — 2.74%
1,283
Alleima AB (Metals & Mining) ........ 11
10,590
Assa Abloy AB, Class B (Building Products) 409
90,968
Atlas Copco AB, Class A (Machinery) ... 1,620
59,272
Atlas Copco AB, Class B (Machinery) ... 948
60,748
Essity AB, Class B (Household Products) . 1,747
13,741 Holmen AB, B shares (Paper & Forest
Products) .................... 527
11,977 Securitas AB, Class B (Commercial Services
& Supplies) .................. 191
51,934 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 1,095
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,541
Spotify Technology SA (Entertainment)(a) $ 895
111,736 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. 1,482
32,522
Swedbank AB, Class A (Banks) ........ 1,129
152,471 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 2,556
492,259 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 2,104
117,701
Volvo AB, Class B (Machinery) ........ 3,747
18,461
Switzerland — 8.57%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 10,023
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 524
1,044 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 1,707
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 4,275
13,970
Coca-Cola HBC AG (Beverages)(a) ..... 723
387,007
Glencore PLC (Metals & Mining)(a)(b) .. 2,115
1,859 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 489
4,844 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 492
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 3,012
8,432 Medacta Group SA (Health Care Equipment
& Supplies) (d) ................ 1,658
52,513 Nestle SA, Registered Shares (Food
Products) .................... 5,214
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 9,333
12,159
Roche Holding AG (Pharmaceuticals) ... 5,023
13,543
Sandoz Group AG (Pharmaceuticals) .... 984
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 881
191,523
UBS Group AG (Capital Markets) ...... 8,846
3,139
Zurich Insurance Group AG (Insurance) .. 2,376
57,675
United Kingdom — 11.31%
38,163
3i Group PLC (Capital Markets) ....... 1,673
5,633
Admiral Group PLC (Insurance) ....... 241
21,731
Anglo American PLC (Metals & Mining) . 899
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,167
53,176
AstraZeneca PLC (Pharmaceuticals)(b) .. 9,839
31,506 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 249
153,808
Aviva PLC (Insurance) .............. 1,414

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
121,738
BAE Systems PLC (Aerospace & Defense) $ 2,801
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 320
51,346
British American Tobacco PLC (Tobacco) 2,910
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 357
18,966 Coca-Cola Europacific Partners PLC
(Beverages) .................. 1,720
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,185
45,133
GSK PLC (Pharmaceuticals) .......... 1,106
201,267
Haleon PLC (Pharmaceuticals) ........ 1,017
223,327
HSBC Holdings PLC (Banks) ......... 3,514
90,451
Imperial Brands PLC (Tobacco) ....... 3,797
242,896
Informa PLC (Media) ............... 2,881
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 923
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 2,105
114,719
Kingfisher PLC (Specialty Retail) ...... 483
134,325
Legal & General Group PLC (Insurance) . 473
114,631
National Grid PLC (Multi-Utilities) ..... 1,758
4,989
Next PLC (Broadline Retail) .......... 918
16,942 Pearson PLC (Diversified Consumer
Services) .................... 240
13,064 Reckitt Benckiser Group PLC (Household
Products) .................... 1,057
56,944
RELX PLC (Professional Services) ..... 2,294
66,751
Rio Tinto PLC (Metals & Mining) ...... 5,376
119,978 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 1,855
7,432
Severn Trent PLC (Water Utilities)(b) ... 279
290,341
Shell PLC (Oil, Gas & Consumable Fuels) 10,698
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,666
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 384
44,660
SSE PLC (Electric Utilities)(b) ........ 1,309
85,307
St. James's Place PLC (Capital Markets) . 1,584
33,934
The Sage Group PLC (Software) ....... 493
18,373
The Weir Group PLC (Machinery)(b) .... 702
49,420
Unilever PLC (Personal Care Products) .. 3,228
10,568
United Utilities Group PLC (Water Utilities) 170
76,085
United States — 0.64%
2,921
CRH PLC (Construction Materials) ..... 363
8,324
Linde PLC (Chemicals) ............. 3,536
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 429
4,328
Total Common Stocks (cost $253,097 ) .. 620,250
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant (cost $— ) ............ —
Investment Companies — 7.04%
International Equity Funds — 6.21%
240,815
iShares Core MSCI EAFE ETF ........ 21,544
323,154
Vanguard FTSE Developed Markets ETF . 20,187
41,731
Money Market Funds — 0.83%
5,612,820 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.68%(e ) .................... 5,613
Total Investment Companies (cost
$34,810 ) ........................ 47,344
Total Investments (cost $287,907 ) —
99.24% ..................... 667,594
Other assets in excess of liabilities —
0.76% ...................... 5,132
Net Assets - 100.00% .............. $ 672,726
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2025.
(d) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
As of December 31, 2025 , 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 33 3/20/26 $ 4,788 $ 35
$ 4,788 $ 35
Total Unrealized Appreciation ..................... $ 35
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 35
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
72
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 45.18%
Australia — 1.83%
39,344
ANZ Group Holdings Ltd. (Banks) ..... $ 951
62,387
APA Group (Gas Utilities) ........... 373
7,386 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 286
8,283
ASX Ltd. (Capital Markets) .......... 283
67,232
BHP Group Ltd. (Metals & Mining) ..... 2,028
26,732 Brambles Ltd. (Commercial Services &
Supplies) .................... 408
5,297 CAR Group Ltd. (Interactive Media &
Services) .................... 108
1,527 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 265
38,484 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 550
22,145
Commonwealth Bank of Australia (Banks) 2,362
9,356
Computershare Ltd. (Professional Services) 212
7,331
CSL Ltd. (Biotechnology) ............ 844
35,448
Evolution Mining Ltd. (Metals & Mining) 297
22,303
Fortescue Ltd. (Metals & Mining) ...... 326
27,140
Goodman Group (Industrial REITs) ..... 558
60,437
Insurance Australia Group Ltd. (Insurance) 320
11,921 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 98
4,765
Macquarie Group Ltd. (Capital Markets) . 644
110,277
Medibank Pvt Ltd. (Insurance) ........ 352
40,388
National Australia Bank Ltd. (Banks) .... 1,134
29,701 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 523
59,696
Origin Energy Ltd. (Electric Utilities) ... 456
758
Pro Medicus Ltd. (Health Care Technology) 111
10,656
Qantas Airways Ltd. (Passenger Airlines) . 74
25,692
QBE Insurance Group Ltd. (Insurance) .. 340
688 REA Group Ltd. (Interactive Media &
Services) .................... 84
5,331
Rio Tinto Ltd. (Metals & Mining) ...... 520
42,764 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 176
70,502
Scentre Group (Retail REITs) ......... 197
2,657 SGH Ltd. (Trading Companies &
Distributors) ................. 82
160,725 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 315
18,022 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 272
59,262
South32 Ltd. (Metals & Mining) ....... 140
33,267
Stockland (Diversified REITs) ......... 127
21,531
Suncorp Group Ltd. (Insurance) ....... 253
151,390 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 491
100,259 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 345
61,995 Transurban Group (Transportation
Infrastructure) ................ 586
51,136
Vicinity Ltd. (Retail REITs)(b) ........ 87
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
4,513 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 112
14,964
Wesfarmers Ltd. (Broadline Retail) ..... 806
45,133
Westpac Banking Corp. (Banks) ....... 1,157
2,630
WiseTech Global Ltd. (Software) ....... 120
25,022 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 390
30,379 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 595
20,758
Austria — 0.06%
4,059
Erste Group Bank AG (Banks)(b) ...... 486
1,928
OMV AG (Oil, Gas & Consumable Fuels) 107
1,676 Raiffeisen Bank International AG (Banks)
(b) ........................ 75
972
Verbund AG (Electric Utilities) ........ 71
739
Belgium — 0.26%
3,919
Ageas SA/N.V. (Insurance)(b) ......... 275
13,031 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 837
294
D'ieteren Group (Distributors) ......... 53
2,344
Elia Group SA/N.V. (Electric Utilities)(b) 302
260
Financiere de Tubize SA (Pharmaceuticals) 63
2,069 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 184
3,373
KBC Group N.V. (Banks) ............ 439
26
Lotus Bakeries N.V. (Food Products)(b) .. 239
221
Sofina SA (Financial Services) ........ 64
955
Syensqo SA (Chemicals) ............. 76
1,667
UCB SA (Pharmaceuticals) ........... 464
2,996
Canada — 2.06%
12,541
Agnico Eagle Mines Ltd. (Metals & Mining) 2,127
3,394 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 185
6,660
AltaGas Ltd. (Gas Utilities) ........... 203
55,339
Barrick Mining Corp. (Metals & Mining) . 2,412
15,764 BCE, Inc. (Diversified Telecommunication
Services) .................... 376
48,117
Brookfield Corp. (Capital Markets) ..... 2,210
24,959 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 2,283
30,055 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 2,213
1,235 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 157
9,407 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 293
1,763 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 111

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
6,965 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... $ 2,061
1,317
CGI, Inc. (IT Services) .............. 122
1,888
Dollarama, Inc. (Broadline Retail) ...... 282
2,094 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 55
7,087
Emera, Inc. (Electric Utilities) ......... 349
8,853 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 308
3,695 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 177
95
Fairfax Financial Holdings Ltd. (Insurance) 181
520 FirstService Corp., Class WI (Real Estate
Management & Development) ..... 81
6,371
Fortis, Inc. (Electric Utilities) ......... 331
3,838 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 265
4,081 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 175
6,485
Great-West Lifeco, Inc. (Insurance) ..... 320
8,312
Hydro One Ltd. (Electric Utilities)(b) .... 331
1,092
Intact Financial Corp. (Insurance)(b) .... 227
4,525 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 145
7,144 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 323
4,308 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 310
834
National Bank of Canada (Banks) ...... 105
1,795 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 68
4,885
Power Corp. of Canada (Insurance) ..... 260
3,022 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 206
7,125 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 269
7,089
Saputo, Inc. (Food Products)(b) ........ 213
14,832
Shopify, Inc., Class A (IT Services)(a) ... 2,388
590
Sun Life Financial, Inc. (Insurance) ..... 37
2,255 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 124
26,090 TELUS Corp. (Diversified
Telecommunication Services) ..... 344
1,291
The Bank of Nova Scotia (Banks) ...... 95
555
The Toronto-Dominion Bank (Banks) ... 52
1,691 Thomson Reuters Corp. (Professional
Services) .................... 223
6,711
TMX Group Ltd. (Capital Markets) ..... 255
1,159 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 140
23,392
Chile — 0.02%
5,212
Antofagasta PLC (Metals & Mining) .... 229
Shares Security Description
Value
(000)
Common Stocks (continued)
China — 0.01%
33,500 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. $ 91
Denmark — 1.56%
40 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 92
50 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 115
3,299
Carlsberg A/S, Class B (Beverages) ..... 432
3,482 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 299
10,317
Danske Bank A/S (Banks) ............ 515
1,145 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 39
12,580
DSV A/S (Air Freight & Logistics) ..... 3,169
804
Genmab A/S (Biotechnology)(a)(b) ..... 249
131,750
Novo Nordisk A/S, ADR (Pharmaceuticals) 6,702
86,698 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 4,398
7,852
Novonesis Novozymes B (Chemicals) ... 502
12,595 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 240
1,041 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 115
1,232 ROCKWOOL A/S, Class B (Building
Products) .................... 43
16,208
Tryg A/S (Insurance)(b) ............. 424
13,328 Vestas Wind Systems A/S (Electrical
Equipment) .................. 361
17,695
Finland — 0.53%
6,139 Elisa Oyj (Diversified Telecommunication
Services) .................... 272
5,923
Fortum Oyj (Electric Utilities) ......... 126
8,473 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 192
5,428
Kone Oyj, Class B (Machinery) ........ 385
8,735
Metso Oyj (Machinery)(b) ........... 152
5,571
Neste Oyj (Oil, Gas & Consumable Fuels) 126
69,724
Nokia Oyj (Communications Equipment) . 449
41,230
Nordea Bank Abp (Banks) ........... 775
3,695
Orion Oyj, Class B (Pharmaceuticals) ... 276
225,366
Sampo Oyj, A Shares (Insurance) ...... 2,726
7,635 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 95
6,919 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 200
6,634
Wartsila Oyj Abp (Machinery) ......... 235
6,009
France — 5.03%
2,562
Accor SA (Hotels, Restaurants & Leisure) 144
901 Aeroports de Paris SA (Transportation
Infrastructure) ................ 117

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
7,885
Air Liquide SA (Chemicals) .......... $ 1,482
7,869
Airbus SE (Aerospace & Defense) ...... 1,827
4,565
Alstom SA (Machinery)(a) ........... 135
793
Amundi SA (Capital Markets)(b) ....... 66
22,912
AXA SA (Insurance) ............... 1,099
2,715 BioMerieux (Health Care Equipment &
Supplies) .................... 351
13,274
BNP Paribas SA (Banks) ............. 1,256
57,096
Bollore SE (Entertainment) ........... 321
6,131
Bouygues SA (Construction & Engineering) 319
10,843
Bureau Veritas SA (Professional Services) 345
2,032
Capgemini SE (IT Services) .......... 337
32,677 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 546
28,449
Cie de Saint-Gobain SA (Building Products) 2,892
11,706 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 388
2,405
Covivio SA (Diversified REITs) ....... 160
18,507
Credit Agricole SA (Banks) ........... 381
13,315
Danone SA (Food Products) .......... 1,201
1,310 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 420
86,423
Dassault Systemes SE (Software) ...... 2,414
10,402
Edenred SE (Financial Services) ....... 230
904
Eiffage SA (Construction & Engineering)(b) 130
40,047
Engie SA (Multi-Utilities) ............ 1,052
9,749 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 3,083
13,796 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 382
2,628
Gecina SA (Office REITs)(b) .......... 250
24,414
Getlink SE (Transportation Infrastructure) 451
418 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,038
1,963
Ipsen SA (Pharmaceuticals) ........... 274
981 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 343
10,519
Klepierre SA (Retail REITs) .......... 416
17,587
Legrand SA (Electrical Equipment) ..... 2,615
8,287
L'Oreal SA (Personal Care Products) .... 3,557
6,253 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 4,711
51,715 Orange SA (Diversified Telecommunication
Services)(b) .................. 863
2,650
Pernod Ricard SA (Beverages) ........ 227
3,001
Publicis Groupe SA (Media) .......... 312
2,524
Renault SA (Automobiles) ........... 104
2,932 Rexel SA (Trading Companies &
Distributors) ................. 115
10,762
Safran SA (Aerospace & Defense) ...... 3,749
37,455
Sanofi SA (Pharmaceuticals) .......... 3,623
384 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 94
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
15,173 Schneider Electric SE (Electrical
Equipment)(b) ................ $ 4,150
9,302
Societe Generale SA (Banks) ......... 749
8,597
Sodexo SA (Hotels, Restaurants & Leisure) 440
2,235
Thales SA (Aerospace & Defense) ...... 603
60,764 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 3,961
1,598
Unibail-Rodamco-Westfield (Retail REITs) 174
8,488
Veolia Environnement SA (Multi-Utilities) 295
21,962
Vinci SA (Construction & Engineering) .. 3,090
57,282
Germany — 3.73%
2,254 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 446
5,203
Allianz SE, Registered Shares (Insurance) 2,406
11,759
BASF SE (Chemicals) .............. 619
12,940 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 561
3,748 Bayerische Motoren Werke AG
(Automobiles) ................ 406
773 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 82
4,990
Beiersdorf AG (Personal Care Products) .. 548
1,596 Brenntag SE (Trading Companies &
Distributors) ................. 93
9,840
Commerzbank AG (Banks) ........... 415
1,450
Continental AG (Automobile Components) 115
2,172 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 199
6,241
Daimler Truck Holding AG (Machinery) . 270
2,507 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 66
24,399 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 940
3,683
Deutsche Boerse AG (Capital Markets) .. 968
7,721 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 76
12,641
Deutsche Post AG (Air Freight & Logistics) 689
59,973 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 1,952
1,483 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles)(b) ......... 79
51,996
E.ON SE (Multi-Utilities) ............ 984
3,179
Evonik Industries AG (Chemicals) ...... 50
6,622 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 316
9,291 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 532
4,246
GEA Group AG (Machinery) ......... 287
1,728
Hannover Rueck SE (Insurance) ....... 538
10,413 Heidelberg Materials AG (Construction
Materials)(b) ................. 2,700
1,357 Henkel AG & Co. KGaA (Household
Products) .................... 103

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
6,673 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... $ 544
837
Hensoldt AG (Aerospace & Defense) .... 72
203 HOCHTIEF AG (Construction &
Engineering) ................. 79
71,769 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 3,131
952
Knorr-Bremse AG (Machinery) ........ 106
4,088 LEG Immobilien SE (Real Estate
Management & Development) ..... 299
9,623
Mercedes-Benz Group AG (Automobiles) 667
3,582
Merck KGaA (Pharmaceuticals) ....... 511
709 MTU Aero Engines AG (Aerospace &
Defense) .................... 294
1,959 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,289
737
Nemetschek SE (Software) ........... 80
2,003 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 93
170
Rational AG (Machinery) ............ 132
638
Rheinmetall AG (Aerospace & Defense) . 1,164
14,135 RWE AG (Independent Power and
Renewable Electricity Producers) .. 749
22,564
SAP SE (Software) ................. 5,481
344 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 99
3,486 Scout24 SE (Interactive Media & Services)
(b) ........................ 350
18,302 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 5,125
27,091 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 3,800
6,655 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 349
5,661
Symrise AG (Chemicals)(b) .......... 459
1,548
Talanx AG (Insurance) .............. 205
2,711 Volkswagen AG, Preference Shares
(Automobiles) ................ 331
16,416 Vonovia SE (Real Estate Management &
Development) ................ 473
3,214
Zalando SE (Specialty Retail)(a)(b) ..... 95
42,417
Guernsey — 0.02%
170,041 Chrysalis Investments Ltd. (Financial
Services)(a)(b) ................ 271
Hong Kong — 0.81%
345,118
AIA Group Ltd. (Insurance) .......... 3,551
56,695
BOC Hong Kong Holdings Ltd. (Banks) . 288
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
25,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... $ 127
35,410 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 241
31,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 230
37,719
CLP Holdings Ltd. (Electric Utilities) ... 337
798 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 131
26,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 128
9,939
Hang Seng Bank Ltd. (Banks) ......... 196
18,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 68
170,550 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 253
249,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 225
15,900 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 832
31,540 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 219
4,300 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 293
34,206
Link REIT (Retail REITs) ............ 153
20,000
MTR Corp. Ltd. (Ground Transportation) . 77
44,368 Power Assets Holdings Ltd. (Electric
Utilities) .................... 314
33,947
Prudential PLC (Insurance) ........... 522
109,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 144
18,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 64
18,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 230
12,430 Swire Pacific Ltd., Class A (Real Estate
Management & Development) ..... 100
19,000
Techtronic Industries Co. Ltd. (Machinery) 219
16,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 45
155,856
WH Group Ltd. (Food Products)(b) ..... 174
23,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 73
9,234
Ireland (Republic of) — 0.80%
14,904 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 2,142
4,096 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 589
28,160
AIB Group PLC (Banks)(b) .......... 301
12,694
Bank of Ireland Group PLC (Banks) .... 243
1,294
DCC PLC (Industrial Conglomerates)(b) . 81
12,105
Experian PLC (Professional Services) ... 546

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
2,167 Kerry Group PLC, Class A (Food Products)
(b) ........................ $ 198
2,032
Kingspan Group PLC (Building Products) 175
11,184 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 386
33,859 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... 2,443
9,000 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 2,048
9,152
Israel — 0.88%
971 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 110
16,471
Bank Hapoalim BM (Banks) .......... 373
19,675
Bank Leumi Le-Israel BM, Class IS (Banks) 434
12,731 Check Point Software Technologies Ltd.
(Software)(a) ................. 2,362
667
CyberArk Software Ltd. (Software)(a) ... 298
669
Elbit Systems Ltd. (Aerospace & Defense) 385
30,608
ICL Group Ltd. (Chemicals) .......... 176
1
Isracard Ltd. (Consumer Finance) ...... —
16,027
Israel Discount Bank Ltd., Class A (Banks) 170
2,038
Mizrahi Tefahot Bank Ltd. (Banks) ..... 143
596
Monday.com Ltd. (Software)(a) ........ 88
1,615
Nice Ltd. (Software)(a) .............. 183
617 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 207
2,985
Phoenix Financial Ltd. (Insurance) ..... 124
84,102 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 2,654
15,376 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 480
16,448
Wix.com Ltd. (IT Services)(a) ......... 1,709
666
Wix.com Ltd. (IT Services)(a) ......... 69
9,965
Italy — 1.87%
3,207 Banca Mediolanum SpA (Financial
Services) .................... 73
25,980 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 277
14,965
Banco BPM SpA (Banks) ............ 227
19,242
BPER Banca SPA (Banks) ........... 260
971
Buzzi SpA (Construction Materials) ..... 59
43,019 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 278
325,791
Enel SpA (Electric Utilities)(b) ........ 3,387
35,125
Eni SpA (Oil, Gas & Consumable Fuels) . 666
5,238
Ferrari N.V., ADR (Automobiles) ...... 1,936
1,662
Ferrari N.V. (Automobiles) ........... 618
8,403
FinecoBank Banca Fineco SpA (Banks) .. 218
13,749
Generali (Insurance) ................ 575
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
30,686 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. $ 284
512,466
Intesa Sanpaolo SpA (Banks)(b) ....... 3,540
6,280
Leonardo SpA (Aerospace & Defense) ... 359
3,210 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 205
8,017
Nexi SpA (Financial Services)(b) ...... 40
11,001
Poste Italiane SpA (Financial Services)(b) 276
25,913
Prysmian SpA (Electrical Equipment) ... 2,584
4,367 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 248
67,635
Snam SpA (Gas Utilities) ............ 450
285,520 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 171
46,521 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 495
47,075
UniCredit SpA (Banks) .............. 3,898
4,712
Unipol Assicurazioni SpA (Insurance) ... 113
21,237
Japan — 8.14%
10,100 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,277
45,000 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 710
4,565
AGC, Inc. (Building Products) ........ 151
6,500
Aisin Corp. (Automobile Components) .. 122
18,400
Ajinomoto Co., Inc. (Food Products) .... 389
14,300
ANA Holdings, Inc. (Passenger Airlines)(b) 272
36,200
Asahi Group Holdings Ltd. (Beverages)(b) 380
30,310
Asahi Kasei Corp. (Chemicals) ........ 269
9,200 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 221
38,490
Astellas Pharma, Inc. (Pharmaceuticals) .. 513
9,800 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 261
17,320 Bridgestone Corp. (Automobile
Components)^ ................ 390
92,789 Broadmedia Corp. (Diversified
Telecommunication Services) ..... 1,233
11,447 Canon, Inc. (Technology Hardware, Storage
& Peripherals)^ ............... 339
4,600
Capcom Co. Ltd. (Entertainment) ...... 107
16,900 Central Japan Railway Co. (Ground
Transportation) ............... 469
18,900 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 292
10,900 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 572
8,578 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 148
4,300
Daifuku Co. Ltd. (Machinery) ......... 135
46,300
Dai-ichi Life Holdings, Inc. (Insurance) .. 385
23,700
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 503

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,500
Daikin Industries Ltd. (Building Products) $ 448
18,135 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 345
11,130 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 370
17,600 Daiwa Securities Group, Inc. (Capital
Markets) .................... 154
23,100
Denso Corp. (Automobile Components) .. 319
1,300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 396
22,100 East Japan Railway Co. (Ground
Transportation) ............... 583
6,000
Ebara Corp. (Machinery) ............ 141
64,072 Eiken Chemical Co. Ltd. (Health Care
Equipment & Supplies) ......... 986
8,000
Eisai Co. Ltd. (Pharmaceuticals) ....... 238
35,778 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 253
12,300
FANUC Corp. (Machinery) ........... 479
2,500
Fast Retailing Co. Ltd. (Specialty Retail) . 907
1,900
Fuji Electric Co. Ltd. (Electrical Equipment) 144
45,715
Fuji Media Holdings, Inc. (Media) ...... 1,078
14,730 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 313
3,400
Fujikura Ltd. (Electrical Equipment) .... 377
23,200
Fujitsu Ltd. (IT Services)(b) .......... 638
11,300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 284
147,578 Helios Techno Holding Co. Ltd. (Electrical
Equipment) .................. 993
500 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 140
128,400
Hitachi Ltd. (Industrial Conglomerates) .. 4,027
48,562
Honda Motor Co. Ltd. (Automobiles) ... 477
4,600 Hoya Corp. (Health Care Equipment &
Supplies) .................... 698
22,100 Hulic Co. Ltd. (Real Estate Management &
Development)^ ............... 242
15,995 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 121
13,600
IHI Corp. (Machinery) .............. 239
11,700
Inpex Corp. (Oil, Gas & Consumable Fuels) 234
122,608 Inter Action Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,140
7,070
Isuzu Motors Ltd. (Automobiles) ....... 110
78,290 ITOCHU Corp. (Trading Companies &
Distributors) ................. 989
11,300 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 209
13,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 140
23,600
Japan Post Bank Co. Ltd. (Banks)(b) .... 332
23,360
Japan Post Holdings Co. Ltd. (Insurance)(b) 247
2,300
Japan Post Insurance Co. Ltd. (Insurance)(b) 69
19,127
Japan Tobacco, Inc. (Tobacco)^ ........ 688
11,700
JFE Holdings, Inc. (Metals & Mining)(b) . 150
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
7,400 JX Advanced Metals Corp. (Metals &
Mining) ..................... $ 93
5,600
Kajima Corp. (Construction & Engineering) 209
11,900
Kao Corp. (Personal Care Products) ..... 475
2,000 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 133
4,600 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 64
52,300 KDDI Corp. (Wireless Telecommunication
Services) .................... 905
2,600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 941
8,700
Kikkoman Corp. (Food Products) ...... 79
2,500 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 166
26,310
Kirin Holdings Co. Ltd. (Beverages) .... 394
13,700 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 330
172,600 Kokuyo Co. Ltd. (Commercial Services &
Supplies) .................... 964
12,490
Komatsu Ltd. (Machinery) ........... 396
1,600
Konami Group Corp. (Entertainment) ... 218
12,800
Kubota Corp. (Machinery) ........... 181
16,980 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 238
15,700
Kyowa Kirin Co. Ltd. (Pharmaceuticals)^ 253
1,100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 210
81,172
LIFENET INSURANCE Co. (Insurance)(a) 1,006
94,600
LY Corp. (Interactive Media & Services) . 252
10,700
M3, Inc. (Health Care Technology) ..... 144
2,900
Makita Corp. (Machinery) ........... 88
18,571 Marubeni Corp. (Trading Companies &
Distributors) ................. 517
21,000 Maruzen Showa Unyu Co. Ltd. (Ground
Transportation) ............... 1,101
14,900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 258
13,700
MEIJI Holdings Co. Ltd. (Food Products) 305
5,100
MINEBEA MITSUMI, Inc. (Machinery) . 103
16,810 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 98
42,820 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 980
25,090 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 732
14,100 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 343
20,700 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 173
42,270 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,032
151,782 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 2,409
32,532 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 966

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
34,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... $ 397
6,600 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 198
33,052
Mizuho Financial Group, Inc. (Banks) ... 1,206
16,800 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 268
16,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 397
22,000 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 455
145,493
Nakano Corp. (Construction & Engineering) 1,120
17,250
NEC Corp. (IT Services) ............. 584
4,900
Nexon Co. Ltd. (Entertainment) ....... 120
11,000
NIDEC Corp. (Electrical Equipment) .... 149
14,600
Nintendo Co. Ltd. (Entertainment) ...... 986
405
Nippon Building Fund, Inc. (Office REITs) 369
31,200 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 209
2,200
Nippon Sanso Holdings Corp. (Chemicals) 66
85,500
Nippon Steel Corp. (Metals & Mining) .. 350
7,800
Nippon Yusen KK (Marine Transportation)^ 253
29,400
Nissan Motor Co. Ltd. (Automobiles)(a) . 73
157,250
Nissan Shatai Co. Ltd. (Automobiles) ... 1,017
14,300 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 266
22,100
Nitori Holdings Co. Ltd. (Specialty Retail) 386
8,900
Nitto Denko Corp. (Chemicals) ........ 212
39,600
Nomura Holdings, Inc. (Capital Markets) . 330
7,920 Nomura Research Institute Ltd. (IT
Services) .................... 301
636,800 NTT, Inc. (Diversified Telecommunication
Services) .................... 643
11,200 Obayashi Corp. (Construction &
Engineering) ................. 235
12,900
Obic Co. Ltd. (IT Services) ........... 405
15,000 Olympus Corp. (Health Care Equipment &
Supplies) .................... 190
3,400
Oracle Corp. Japan (Software) ......... 285
23,000 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 426
15,300
ORIX Corp. (Financial Services) ....... 448
9,645
Osaka Gas Co. Ltd. (Gas Utilities) ...... 335
14,600
Otsuka Corp. (IT Services) ........... 301
8,300
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 469
42,300 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 252
30,700 Panasonic Holdings Corp. (Household
Durables) ................... 398
20,100
Rakuten Group, Inc. (Broadline Retail)(a)(b) 129
18,700 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,051
23,400 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 321
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
27,385
Resona Holdings, Inc. (Banks) ........ $ 261
13,500
Ryohin Keikaku Co. Ltd. (Broadline Retail) 238
2,400
Sanrio Co. Ltd. (Specialty Retail)(b) .... 75
39,232
Sanwa Holdings Corp. (Building Products) 1,022
7,400
SBI Holdings, Inc. (Capital Markets) .... 159
1,100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 107
11,200 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 398
2,800 Seibu Holdings, Inc. (Ground
Transportation) ............... 77
10,000 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates) ............... 168
9,225
Sekisui House Ltd. (Household Durables) 205
38,490 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 553
30,600 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 280
6,700 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 179
2,400
Shimano, Inc. (Leisure Products) ....... 251
22,225
Shin-Etsu Chemical Co. Ltd. (Chemicals) 690
19,600
Shionogi & Co. Ltd. (Pharmaceuticals) .. 355
12,900
Shiseido Co. Ltd. (Personal Care Products)^ 188
800
SMC Corp. (Machinery) ............. 277
553,040 SoftBank Corp. (Wireless
Telecommunication Services) ..... 759
50,800 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,425
11,680
Sompo Holdings, Inc. (Insurance) ...... 396
82,500 Sony Financial Group, Inc. (Financial
Services)(a) .................. 87
154,600
Sony Group Corp. (Household Durables) . 3,966
52,007 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 950
7,754
Subaru Corp. (Automobiles) .......... 167
14,340 Sumitomo Corp. (Trading Companies &
Distributors) ................. 496
9,420 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 379
3,200 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 128
48,509 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,560
8,500
Sumitomo Mitsui Trust Group, Inc. (Banks) 259
7,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 196
17,400 Sun Corp. (Technology Hardware, Storage
& Peripherals) ................ 1,000
8,600
Suntory Beverage & Food Ltd. (Beverages) 259
20,800
Suzuki Motor Corp. (Automobiles) ..... 311
276,277 Synchro Food Co. Ltd. (Interactive Media &
Services) .................... 1,247

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
15,900 Sysmex Corp. (Health Care Equipment &
Supplies) .................... $ 156
6,100
T&D Holdings, Inc. (Insurance) ....... 141
1,950
Taisei Corp. (Construction & Engineering) 185
28,545 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 887
25,600 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 362
17,600 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 256
7,400
The Chiba Bank Ltd. (Banks) ......... 83
15,010 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 235
7,500
TIS, Inc. (IT Services) .............. 252
5,500
Toho Co. Ltd. (Entertainment) ......... 280
24,220
Tokio Marine Holdings, Inc. (Insurance) . 895
5,880 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 1,310
9,200
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 365
29,700 Tokyo Metro Co. Ltd. (Ground
Transportation)^ ............... 303
26,900
Tokyu Corp. (Ground Transportation) ... 314
3,100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 92
18,300
Toray Industries, Inc. (Chemicals) ...... 119
2,200
Toyota Industries Corp. (Machinery)(a) .. 249
125,000
Toyota Motor Corp. (Automobiles)(b) ... 2,684
9,100 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 307
3,600
Trend Micro, Inc. (Software) .......... 150
3,500 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 64
59,900
Unicharm Corp. (Household Products) ... 342
194,383 Wacom Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 1,008
15,600 West Japan Railway Co. (Ground
Transportation)(b) ............. 311
16,600
Yakult Honsha Co. Ltd. (Food Products) . 259
12,000
Yamaha Motor Co. Ltd. (Automobiles)^ .. 89
3,000 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 96
13,600
Yokohama Financial Group, Inc. (Banks) . 112
3,700 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 213
31,900
ZOZO, Inc. (Specialty Retail)(b) ....... 263
92,642
Luxembourg — 0.06%
6,185
ArcelorMittal SA (Metals & Mining) .... 284
3,020 CVC Capital Partners PLC (Capital
Markets)(b) .................. 51
3,436 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 251
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg (continued)
4,924
Tenaris SA (Energy Equipment & Services) $ 95
681
Macau — 0.01%
31,860 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 80
Mexico — 0.02%
4,202
Fresnillo PLC (Metals & Mining) ...... 187
Netherlands — 1.90%
7,688 ABN AMRO Bank N.V., Class CV (Banks)
(b) ........................ 269
332
Adyen N.V. (Financial Services)(a)(b) ... 535
17,248
Aegon Ltd. (Insurance) .............. 134
2,255
Akzo Nobel N.V. (Chemicals) ......... 157
3,097
Argenx SE (Biotechnology)(a) ........ 2,612
619 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 375
7,218 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 7,778
5,380
ASR Nederland N.V. (Insurance)(b) ..... 382
966 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 151
3,139
Euronext N.V. (Capital Markets)(b) ..... 472
1,212
EXOR N.V. (Financial Services) ....... 103
8,315
Ferrovial SE (Construction & Engineering) 539
5,827
Heineken Holding N.V. (Beverages) .... 426
7,841
Heineken N.V. (Beverages) ........... 646
761 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 69
39,833
ING Groep N.V. (Banks) ............. 1,120
2,266
JDE Peet's N.V. (Food Products) ....... 85
21,365 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 876
145,675 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 680
11,980 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 326
2,797
Nebius Group N.V., Class A (Software)(a) 234
5,688
NN Group N.V. (Insurance) ........... 439
17,363
Prosus N.V. (Broadline Retail)(a)(b) .... 1,075
10,583 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 481
1,494
Randstad N.V. (Professional Services) ... 57
27,222
Stellantis N.V. (Automobiles) ......... 298
6,478 The Magnum Ice Cream Co. N.V.
(Consumer Staples Distribution &
Retail)(a) .................... 104
8,603 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 136
17,789 Universal Music Group N.V.
(Entertainment) ............... 464

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
5,448
Wolters Kluwer N.V. (Professional Services) $ 564
21,587
New Zealand — 0.06%
22,055 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 106
11,051
Contact Energy Ltd. (Electric Utilities) .. 59
7,746 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 168
12,202
Infratil Ltd. (Industrial Conglomerates) .. 78
17,810 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 57
2,150
Xero Ltd. (Software)(a) ............. 163
631
Norway — 0.17%
4,126 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 105
11,639
DNB Bank ASA (Banks) ............ 324
10,068 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 238
5,171
Gjensidige Forsikring ASA (Insurance) .. 155
5,790 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 148
8,160
Mowi ASA (Food Products)(b) ........ 196
18,219
Norsk Hydro ASA (Metals & Mining) ... 141
20,043
Orkla ASA (Food Products) .......... 223
936
Salmar ASA (Food Products) ......... 57
14,310 Telenor ASA (Diversified
Telecommunication Services) ..... 209
2,201
Yara International ASA (Chemicals) .... 90
1,886
Poland — 0.00%
3,542
InPost SA (Air Freight & Logistics)(a) ... 44
Portugal — 0.04%
98,783 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 104
41,012
EDP SA (Electric Utilities)(b) ......... 189
5,453 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 94
3,733 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 89
476
Singapore — 0.81%
116,738 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 257
187,864 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 348
31,300 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 66
28,204
DBS Group Holdings Ltd. (Banks) ..... 1,236
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
377,000 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... $ 212
422,034 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 2,106
19,300
Keppel Ltd. (Industrial Conglomerates) .. 155
45,137 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 694
19,225
Sea Ltd., ADR (Entertainment)(a) ...... 2,452
11,800
Sembcorp Industries Ltd. (Multi-Utilities) 55
20,000 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 99
20,000
Singapore Exchange Ltd. (Capital Markets) 264
33,100 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 217
112,940 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 400
16,600
United Overseas Bank Ltd. (Banks) ..... 452
92,100
Wilmar International Ltd. (Food Products) 220
9,233
South Korea — 0.23%
1,252 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals)(a)(b) .............. 2,572
Spain — 1.08%
327
Acciona SA (Electric Utilities) ........ 71
2,959 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 294
15,350 Aena SME SA (Transportation
Infrastructure)(b) .............. 429
5,905 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 437
76,366 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,791
66,196
Banco de Sabadell SA (Banks) ........ 261
197,002
Banco Santander SA (Banks)(b) ....... 2,318
8,877
Bankinter SA (Banks) ............... 147
51,342
CaixaBank SA (Banks) .............. 628
13,349 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 430
4,077 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 58
12,019
Endesa SA (Electric Utilities) ......... 432
3,925
Grifols SA (Biotechnology) ........... 49
99,962
Iberdrola SA (Electric Utilities) ........ 2,164
14,373 Industria de Diseno Textil SA (Specialty
Retail) ...................... 948
13,081
Mapfre SA (Insurance) .............. 66
3,091
Naturgy Energy Group SA (Gas Utilities) . 94
30,184
Redeia Corp. SA (Electric Utilities) ..... 538
27,524
Repsol SA (Oil, Gas & Consumable Fuels) 514

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
140,076 Telefonica SA (Diversified
Telecommunication Services) ..... $ 575
12,244
Sweden — 1.07%
3,423 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 121
3,805
Alfa Laval AB (Machinery) .......... 191
13,217
Assa Abloy AB, Class B (Building Products) 511
35,329
Atlas Copco AB, Class A (Machinery) ... 629
20,660
Atlas Copco AB, Class B (Machinery) ... 330
5,026 Beijer Ref AB (Trading Companies &
Distributors)^(b) .............. 81
3,752
Boliden AB (Metals & Mining)(a) ...... 208
8,882
Epiroc AB, Class A (Machinery) ....... 200
5,348
Epiroc AB, Class B (Machinery) ....... 108
6,507
EQT AB (Capital Markets) ........... 254
15,889
Essity AB, Class B (Household Products) . 457
3,412 Evolution AB (Hotels, Restaurants &
Leisure)(b) .................. 232
9,317 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 69
8,686 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 174
27,394 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 323
5,368 Holmen AB, B shares (Paper & Forest
Products) .................... 206
1,693 Industrivarden AB, Class A (Financial
Services)(b) .................. 76
2,101 Industrivarden AB, Class C (Financial
Services) .................... 94
3,575
Indutrade AB (Machinery) ........... 93
2,027 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 49
24,006
Investor AB, Class B (Financial Services) 856
2,048 L E Lundbergforetagen AB, Class B
(Financial Services) ............ 113
3,081 Lifco AB, Class B (Industrial
Conglomerates) ............... 117
19,694 Nibe Industrier AB, Class B (Building
Products) .................... 75
7,478
Saab AB, Class B (Aerospace & Defense) 434
3,179 Sagax AB, Class B (Real Estate
Management & Development) ..... 68
14,077
Sandvik AB (Machinery) ............ 455
13,326 Securitas AB, Class B (Commercial Services
& Supplies) .................. 212
23,323 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 492
4,497 Skanska AB, Class B (Construction &
Engineering) ................. 123
4,479
SKF AB, B shares (Machinery) ........ 119
2,283
Spotify Technology SA (Entertainment)(a) 1,325
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
19,366 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. $ 257
28,962 Svenska Handelsbanken AB, Class A
(Banks) ..................... 420
13,771
Swedbank AB, Class A (Banks) ........ 477
7,381 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 265
19,750 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 331
46,112 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 448
83,553 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 357
2,667
Trelleborg AB, Class B (Machinery) .... 113
20,926
Volvo AB, Class B (Machinery) ........ 666
12,129
Switzerland — 4.29%
20,736 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,529
34,369 Alcon AG (Health Care Equipment &
Supplies) .................... 2,720
43,876
Amrize Ltd. (Biotechnology)(a) ....... 2,382
1,228
Avolta AG (Specialty Retail)(a) ........ 72
3,885 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 491
379 Barry Callebaut AG, Registered Shares
(Food Products)^(b) ............ 620
131 Belimo Holding AG, Class R (Building
Products) .................... 128
2,393
BKW AG (Electric Utilities) .......... 508
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 587
17 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 248
17,375 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,748
9,419
Coca-Cola HBC AG (Beverages)(a) ..... 487
4,561
DSM-Firmenich AG (Chemicals) ...... 368
359
EMS-Chemie Holding AG (Chemicals) .. 248
13,440
Galderma Group AG (Pharmaceuticals)(b) 2,738
451 Geberit AG, Registered Shares (Building
Products) .................... 350
185 Givaudan SA, Registered Shares
(Chemicals) .................. 732
133,973
Glencore PLC (Metals & Mining)(a)(b) .. 732
2,320 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 610
6,734
Holcim AG (Construction Materials)(a)(b) 656
2,727
Julius Baer Group Ltd. (Capital Markets) . 213
1,101 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 236
2,020 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 205

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
928 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... $ 626
35,487 Nestle SA, Registered Shares (Food
Products) .................... 3,524
41,914 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 5,777
48,737 On Holding AG, Class A (Textiles, Apparel
& Luxury Goods)(a) ............ 2,265
300 Partners Group Holding AG (Capital
Markets) .................... 368
9,283
Roche Holding AG (Pharmaceuticals) ... 3,835
5,654 Roche Holding AG, Class BR
(Pharmaceuticals) ............. 2,388
5,531
Sandoz Group AG (Pharmaceuticals) .... 402
1,358 Schindler Holding AG, Class PC
(Machinery) ................. 510
306 Schindler Holding AG, Registered Shares
(Machinery) ................. 108
5,552 SGS SA, Registered Shares (Professional
Services) .................... 637
18,865 SIG Group AG (Containers & Packaging)(a)
(b) ........................ 269
2,020
Sika AG, Registered Shares (Chemicals)(b) 410
675 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 175
9,014 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 236
1,478 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 173
490
Swiss Life Holding AG (Insurance) ..... 565
4,398 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 683
4,000
Swiss Re AG (Insurance) ............ 667
1,107 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 805
376 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 79
41,893
UBS Group AG (Capital Markets) ...... 1,935
357
VAT Group AG (Machinery)(b) ........ 171
2,261
Zurich Insurance Group AG (Insurance) .. 1,711
48,927
Taiwan — 0.20%
7,481 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 2,273
United Kingdom — 6.97%
13,089
3i Group PLC (Capital Markets) ....... 574
12,048
Admiral Group PLC (Insurance) ....... 516
14,763
Anglo American PLC (Metals & Mining) . 611
5,597 Ashtead Group PLC (Trading Companies &
Distributors) ................. 382
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
9,891 Associated British Foods PLC (Food
Products) .................... $ 282
32,184
AstraZeneca PLC (Pharmaceuticals)(b) .. 5,956
24,458 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 193
40,243
Aviva PLC (Insurance) .............. 370
51,604
BAE Systems PLC (Aerospace & Defense) 1,187
580,901
Barclays PLC (Banks)(b) ............ 3,717
17,849 Barratt Redrow PLC (Household Durables)
(b) ........................ 92
178,281
Beazley PLC (Insurance)(b) .......... 1,993
207,726
BP PLC (Oil, Gas & Consumable Fuels) . 1,211
34,841
British American Tobacco PLC (Tobacco) 1,975
122,185 BT Group PLC (Diversified
Telecommunication Services) ..... 303
16,339 Bunzl PLC (Trading Companies &
Distributors) ................. 456
163,233
Centrica PLC (Multi-Utilities)(b) ....... 372
6,666 Coca-Cola Europacific Partners PLC
(Beverages) .................. 604
97,688 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 3,095
37,190
Diageo PLC (Beverages) ............ 801
2,595
Endeavour Mining PLC (Metals & Mining) 136
7,912 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 81
60,717
GSK PLC (Pharmaceuticals) .......... 1,488
179,134
Haleon PLC (Pharmaceuticals) ........ 905
5,037 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 239
6,667 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 139
377,663
HSBC Holdings PLC (Banks) ......... 5,942
20,456
Imperial Brands PLC (Tobacco) ....... 858
17,149
Informa PLC (Media) ............... 203
2,957 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 415
16,280 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 90
2,067
Intertek Group PLC (Professional Services) 128
111,775 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 490
32,928
JD Sports Fashion PLC (Specialty Retail) 37
23,122
Kingfisher PLC (Specialty Retail) ...... 97
9,117 Land Securities Group PLC (Diversified
REITs) ..................... 76
74,444
Legal & General Group PLC (Insurance) . 262
2,559,455
Lloyds Banking Group PLC (Banks) .... 3,385
27,051 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 3,253
29,968
M&G PLC (Financial Services) ........ 115
72,632 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 324
16,739 Melrose Industries PLC (Aerospace &
Defense) .................... 132

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
170,488
Molten Ventures PLC (Capital Markets)(a) $ 1,154
92,059
National Grid PLC (Multi-Utilities) ..... 1,412
377,178
NatWest Group PLC (Banks)(b) ....... 3,308
1,821
Next PLC (Broadline Retail) .......... 335
39,680 Pearson PLC (Diversified Consumer
Services) .................... 561
9,236
Phoenix Group Holdings PLC (Insurance) 91
12,490 Reckitt Benckiser Group PLC (Household
Products) .................... 1,011
80,835
RELX PLC (Professional Services) ..... 3,256
432,487 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 2,580
44,941
Rio Tinto PLC (Metals & Mining) ...... 3,619
258,696 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 4,001
10,628
Schroders PLC (Capital Markets) ...... 58
16,801
Segro PLC (Industrial REITs) ......... 163
14,356
Severn Trent PLC (Water Utilities)(b) ... 539
132,959
Shell PLC (Oil, Gas & Consumable Fuels) 4,899
19,658 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 327
4,401 Smiths Group PLC (Industrial
Conglomerates) ............... 139
966
Spirax Group PLC (Machinery) ........ 88
23,774
SSE PLC (Electric Utilities)(b) ........ 697
25,899
Standard Chartered PLC (Banks) ....... 632
164,485 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 978
29,909
The Sage Group PLC (Software) ....... 435
67,031
Unilever PLC (Personal Care Products) .. 4,379
34,714
United Utilities Group PLC (Water Utilities) 558
307,609 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 410
4,380 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 150
8,744
Wise PLC, Class A (Financial Services)(a) 105
79,370
United States — 0.66%
2,357
Blackstone, Inc. (Capital Markets) ...... 363
75,222
Coupang, Inc. (Broadline Retail)(a) ..... 1,774
19,135
CRH PLC (Construction Materials) ..... 2,390
10,784 Flutter Entertainment PLC, Class DI
(Hotels, Restaurants & Leisure)(a) .. 2,319
2,828
KKR & Co., Inc. (Capital Markets) ..... 361
624 RB Global, Inc. (Commercial Services &
Supplies) .................... 64
3,757
The Carlyle Group, Inc. (Capital Markets) 222
7,493
Total Common Stocks (cost $350,690 ) .. 513,922
Shares Security Description
Value
(000)
Investment Companies — 52.53%
International Equity Funds — 30.98%
103,199
3i Infrastructure PLC ............... $ 519
405,380 Aberdeen UK Smaller Cos. Growth Trust
PLC ....................... 2,746
148,838
Aberforth Smaller Companies Trust PLC . 3,148
972,626
Argo Investments Ltd. .............. 5,914
737,656
Augmentum Fintech PLC(a) .......... 905
698,809
Australian Foundation Investment Co. Ltd.^ 3,349
3,862,089
AVI Japan Opportunity Trust PLC ...... 8,927
2,962,249
Baillie Gifford European Growth Trust PLC 4,311
1,629,020
Baillie Gifford Shin Nippon PLC ....... 2,876
1,764,917
Baillie Gifford UK Growth Trust PLC ... 4,828
582,600
Baillie Gifford US Growth Trust PLC(a) . 2,264
389,502 BlackRock Enhanced International Dividend
Trust ....................... 2,290
460,437 BlackRock Greater Europe Investment Trust
PLC ....................... 3,590
194,545
BlackRock Health Sciences Term Trust .. 2,928
249,629 BlackRock Resources & Commodities
Strategy Trust ................ 2,741
216,016
BlackRock Smaller Companies Trust PLC 3,800
80,892
BlackRock World Mining Trust PLC .... 873
1,163,707
CC Japan Income & Growth Trust PLC .. 3,523
57,068
CT Private Equity Trust PLC .......... 431
254,601
European Opportunities Trust PLC ..... 3,075
251,955
Fidelity Emerging Markets Ltd. ........ 3,606
60,160
Finsbury Growth & Income Trust PLC ... 664
305,831
HarbourVest Global Private Equity Ltd.(a) 12,887
269,026
HgCapital Trust PLC ............... 1,833
269,391
ICG Enterprise Trust PLC ............ 5,389
489,043
INVESCO Asia Dragon Trust PLC ..... 2,786
86,565
iShares Core MSCI EAFE ETF ........ 7,744
8,874
iShares MSCI EAFE ETF ............ 852
404,125
Japan Smaller Capitalization Fund, Inc. .. 4,478
1,911,770 JPMorgan Emerging Markets Growth &
Income PLC ................. 3,526
626,035
JPMorgan European Discovery Trust PLC 5,020
1,088,545
JPMorgan Japanese Investment Trust PLC 10,092
348,000 JPMorgan UK Small CAP Growth &
Income PLC ................. 1,502
191,548
Kayne Anderson Energy Infrastructure Fund 2,371
74,000
Literacy Capital PLC ............... 382
1,105,966
Mercantile Investment Trust PLC ...... 3,825
327,718
NB Private Equity Partners Ltd. ....... 7,132
169,087 Neuberger Energy Infrastructure and Income
Fund, Inc. ................... 1,437
20,773 Neuberger Next Generation Connectivity
Fund, Inc. ................... 300
443,845
Oakley Capital Investments Ltd. ....... 3,410
34,490
Pacific Assets Trust PLC ............. 167
259,901
Partners Group Private Equity Ltd. ..... 3,192
2,049,527
Polar Capital Global Financials Trust PLC 6,355
344,152
RTW Biotech Opportunities Ltd.(a) ..... 743
1,384,755
Schroder Japan Trust PLC ............ 5,822

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025 .
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
4,411,045 Schroders Capital Global Innovation
Trust(a) ..................... $ 904
105,000
Scottish Mortgage Investment Trust PLC . 1,666
140,166
Smithson Investment Trust PLC ....... 2,946
449,538
Strategic Equity Capital PLC ......... 2,241
745,541 Templeton Emerging Markets Investment
Trust PLC ................... 2,352
369,408
The Baillie Gifford Japan Trust PLC .... 4,455
298,932
The Edinburgh Investment Trust PLC ... 3,304
2,173,157
The European Smaller Cos. ........... 6,319
255,067
The New Germany Fund, Inc. ......... 2,913
2,525,626
The Pantheon International PLC(a) ..... 12,866
693,001
The Worldwide Healthcare Trust PLC ... 3,494
1,143,050 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,883
153,796
Vanguard FTSE Developed Markets ETF . 9,608
1,605,910
Vanguard FTSE Europe ETF .......... 134,271
18,000 Xtrackers MSCI Europe Small Cap UCITS
ETF(a) ..................... 1,434
352,209
Money Market Funds — 21.55%
823,776 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.63%^^(d) 824
244,322,406 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.68%(d) .................... 244,322
245,146
Total Investment Companies (cost
$518,325 ) ....................... 597,355
Security Description
Value
(000)
Total Investments (cost $869,015 ) —
97.71% ..................... $ 1,111,277
Other assets in excess of liabilities —
2.29% ...................... 26,097
Net Assets - 100.00% .............. $ 1,137,374
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ...................................................................................................... 0.21% 42.99% 1.98% — 45.18%
Investment Companies ............................................................................................ 17.77% 0.16% 34.59% 0.01% 52.53%
Other Assets (Liabilities) ........................................................................................ 0.11% 0.27% 1.91% — 2.29%
Total Net Assets ................................................................................................. 18.09% 43.42% 38.48% 0.01% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 1,840 3/20/26 $ 266,993 $ 1,968
$ 266,993 $ 1,968
Total Unrealized Appreciation ..................... $ 1,968
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,968
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
December 31,
2025 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 45
Daily 5.00 12/20/2030
3.17 $ 100,000 $ (7,620) $ (7,612) $ (8)
$ (7,620) $ (7,612) $ (8)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii)
receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
86
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 64.39%
Australia — 0.02%
152,000
MMG Ltd. (Metals & Mining)(a)(b) .... $ 172
Brazil — 2.68%
287,178
Ambev SA (Beverages) ............. 726
91,542
Axia Energia (Electric Utilities) ........ 846
24,061
Axia Energia (Electric Utilities)(a) ...... 216
317,672 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 805
111,545
Banco Bradesco SA (Banks) .......... 318
267,278 Banco Bradesco SA, Preference Shares
(Banks)(b) ................... 887
35,932
Banco BTG Pactual SA (Capital Markets)(b) 345
117,329
Banco do Brasil SA (Banks) .......... 469
83,275
BB Seguridade Participacoes SA (Insurance) 549
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 149
16,681 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 406
225,600 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 461
60,792 Cia Paranaense de Energia - Copel (Electric
Utilities) .................... 145
36,292
Embraer SA (Aerospace & Defense) .... 587
48,811 Eneva SA (Independent Power and
Renewable Electricity Producers)(a) 180
41,307
Equatorial SA (Electric Utilities) ....... 290
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 114
308,826 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,211
69,273
Itausa SA, Preference Shares (Banks) .... 148
23,686
JBS N.V., Class A (Food Products)(a) ... 342
66,925
Klabin SA (Containers & Packaging) .... 229
60,615 Localiza Rent a Car SA (Ground
Transportation) ............... 482
2,331 Localiza Rent A Car SA (Ground
Transportation)(a) ............. 18
25,807 MBRF Global Foods Co. SA (Food
Products)(b) ................. 94
80,534 Motiva Infraestrutura de Mobilidade SA
(Transportation Infrastructure) ..... 221
170,713
NU Holdings Ltd., Class A (Banks)(a) ... 2,859
220,918 Petroleo Brasileiro SA - Petrobras (Oil, Gas
& Consumable Fuels) ........... 1,313
184,422 Petroleo Brasileiro SA - Petrobras,
Preference Shares (Oil, Gas &
Consumable Fuels) ............. 1,037
54,907 PRIO SA (Oil, Gas & Consumable Fuels)(a)
(b) ........................ 415
79,896 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 342
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services)(b) ........ 338
108,800
Rumo SA (Ground Transportation)(b) ... 293
9,916 StoneCo Ltd., Class A (Financial Services)
(a) ........................ 147
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
29,429
Suzano SA (Paper & Forest Products) ... $ 276
7,990 Telefonica Brasil SA (Diversified
Telecommunication Services) ..... 48
56,000 TIM SA (Wireless Telecommunication
Services) .................... 218
19,480
TOTVS SA (Software)(b) ............ 150
7,244 Ultrapar Participacoes SA (Oil, Gas &
Consumable Fuels) ............. 28
180,779
Vale SA (Metals & Mining) ........... 2,374
53,189
Vibra Energia SA (Specialty Retail)(b) ... 246
91,327
WEG SA (Electrical Equipment) ....... 809
15,406
XP, Inc., Class A (Capital Markets) ..... 252
22,383
Chile — 0.38%
15,002
Banco de Credito e Inversiones SA (Banks) 972
36,717 Empresas CMPC SA (Paper & Forest
Products) .................... 58
3,279,274
Enel Americas SA (Electric Utilities) .... 312
6,563,275
Enel Chile SA (Electric Utilities) ....... 539
47,236
Falabella SA (Broadline Retail) ........ 330
15,449,761 Latam Airlines Group SA (Passenger
Airlines) .................... 419
7,088 Sociedad Quimica y Minera de Chile SA,
Class B (Electrical Equipment)(a) .. 502
3,132
China — 13.83%
53,365 360 Security Technology, Inc., Class A
(Software) ................... 85
94,500
3SBio, Inc. (Biotechnology)(a)(b) ...... 293
41,000 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 206
1,200 Advanced Micro-Fabrication Equipment,
Inc., Class A (Semiconductors &
Semiconductor Equipment) ....... 47
1,788,000 Agricultural Bank of China Ltd., Class H
(Banks) ..................... 1,330
75,400 Air China Ltd., Class A (Passenger Airlines)
(a) ........................ 101
35,000
Akeso, Inc. (Biotechnology)(a)(b) ...... 509
114,100 Aluminum Corp. of China Ltd., Class A
(Metals & Mining) ............. 199
170,000 Aluminum Corp. of China Ltd., Class H
(Metals & Mining) ............. 266
6,700 Anhui Jianghuai Automobile Group Corp.
Ltd., Class A (Automobiles)(a) .... 48
70,200 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 729
4,672 Autohome, Inc., ADR (Interactive Media &
Services) .................... 104
3,400 Avary Holding Shenzhen Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 25

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
113,226 Baidu, Inc., Class SW (Interactive Media &
Services)(a) .................. $ 1,862
4,671,100
Bank of China Ltd., Class H (Banks) .... 2,678
1,072,000 Bank of Communications Co. Ltd., Class H
(Banks) ..................... 890
157,600 Bank of Hangzhou Co. Ltd., Class A
(Banks) ..................... 345
41,700
Bank of Ningbo Co. Ltd., Class A (Banks) 168
310,100 Baoshan Iron & Steel Co. Ltd., Class A
(Metals & Mining) ............. 331
2,200 Beijing Compass Technology Development
Co. Ltd., Class A (Capital Markets)(a) 41
794 Beijing Kingsoft Office Software, Inc., Class
A (Software) ................. 35
52,100 Beijing-Shanghai High Speed Railway Co.
Ltd., Class A (Ground Transportation) 38
9,449
Bilibili, Inc., ADR (Entertainment)(a) ... 232
2,620
Bilibili, Inc., Class Z (Entertainment)(a) .. 65
152,000
BYD Co. Ltd. (Automobiles)(b) ....... 1,858
56,558
BYD Co. Ltd., Class A (Automobiles) ... 791
47,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 204
1,212 Cambricon Technologies Corp. Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 235
904,000 CGN Power Co. Ltd., Class H (Independent
Power and Renewable Electricity
Producers)(b) ................. 340
583,000 China CITIC Financial Asset Management
Co Ltd., Class H (Capital Markets)(a)
(b) ........................ 62
76,000 China Coal Energy Co. Ltd., Class H (Oil,
Gas & Consumable Fuels) ....... 97
134,900 China Communications Services Corp. Ltd.,
Class H (Construction & Engineering) 78
5,326,350 China Construction Bank Corp., Class H
(Banks) ..................... 5,273
30,800 China CSSC Holdings Ltd., Class A
(Machinery) ................. 147
110,000
China Feihe Ltd. (Food Products)(b) .... 57
69,200 China Galaxy Securities Co. Ltd., Class A
(Capital Markets) .............. 156
174,000 China Galaxy Securities Co. Ltd., Class H
(Capital Markets) .............. 225
12,100 China Gold International Resources Corp.
Ltd. (Metals & Mining) ......... 244
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 701
53,600 China International Capital Corp. Ltd., Class
A (Capital Markets) ............ 269
50,800 China International Capital Corp. Ltd., Class
H (Capital Markets)(b) .......... 128
407,000 China Life Insurance Co. Ltd., Class H
(Insurance) .................. 1,439
36,600
China Literature Ltd. (Media)(a)(b) ..... 156
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
258,000 China Longyuan Power Group Corp. Ltd.,
Class H (Independent Power and
Renewable Electricity Producers) .. $ 220
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(b) ................. 242
77,800 China Merchants Bank Co. Ltd., Class A
(Banks) ..................... 469
187,000 China Merchants Bank Co. Ltd., Class H
(Banks) ..................... 1,272
71,100 China Minsheng Banking Corp. Ltd., Class
A (Banks) ................... 39
420,000 China National Building Material Co. Ltd.,
Class H (Construction Materials)(b) . 277
41,400 China National Nuclear Power Co. Ltd.,
Class A (Independent Power and
Renewable Electricity Producers) .. 51
42,000 China Nonferrous Mining Corp. Ltd.
(Metals & Mining) ............. 80
19,450 China Northern Rare Earth Group High-
Tech Co. Ltd., Class A (Metals &
Mining) ..................... 128
58,500 China Pacific Insurance Group Co. Ltd.,
Class A (Insurance) ............ 351
110,200 China Pacific Insurance Group Co. Ltd.,
Class H (Insurance) ............ 500
219,400 China Petroleum & Chemical Corp., Class A
(Oil, Gas & Consumable Fuels) .... 194
1,223,400 China Petroleum & Chemical Corp., Class H
(Oil, Gas & Consumable Fuels) .... 735
156,700 China Railway Group Ltd., Class A
(Construction & Engineering) ..... 121
26,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development)(b) .............. 147
222,000 China Shenhua Energy Co. Ltd., Class H
(Oil, Gas & Consumable Fuels) .... 1,108
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class A (Specialty Retail) ........ 127
279,800 China Tower Corp. Ltd., Class H
(Diversified Telecommunication
Services)(b) .................. 416
132,800 China Vanke Co. Ltd., Class H (Real Estate
Management & Development)(a)(b) 56
97,800 China Yangtze Power Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers) ........... 381
51,000 Chongqing Changan Automobile Co. Ltd.,
Class A (Automobiles) .......... 87
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class A (Biotechnology)(a) ... 45
433,000
CITIC Ltd. (Industrial Conglomerates) ... 673
110,165 CITIC Securities Co. Ltd., Class A (Capital
Markets) .................... 453
26,500 CITIC Securities Co. Ltd., Class H (Capital
Markets) .................... 94
285,000 CMOC Group Ltd., Class H (Metals &
Mining) ..................... 708
28,400
CNPC Capital Co. Ltd., Class A (Banks) . 39

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
16,640 Contemporary Amperex Technology Co.
Ltd., Class A (Electrical Equipment) $ 875
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class A (Oil, Gas &
Consumable Fuels) ............. 67
114,430 COSCO SHIPPING Holdings Co. Ltd.,
Class A (Marine Transportation) ... 249
66,300 COSCO SHIPPING Holdings Co. Ltd.,
Class H (Marine Transportation) ... 117
288,300
CRRC Corp. Ltd., Class A (Machinery) .. 281
68,200 CSC Financial Co. Ltd., Class A (Capital
Markets) .................... 261
6,400 CSPC Innovation Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals) ........ 33
442,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(b) ........... 480
100,200 Datang International Power Generation Co.
Ltd., Class A (Independent Power and
Renewable Electricity Producers) .. 50
57,000 Dongfang Electric Corp. Ltd., Class A
(Electrical Equipment) .......... 198
88,000 Dongfeng Motor Group Co. Ltd., H Shares
(Automobiles)(a) .............. 100
58,490 East Money Information Co. Ltd., Class A
(Capital Markets) .............. 194
1,100 Eastroc Beverage Group Co. Ltd., Class A
(Beverages) .................. 42
57,700
ENN Energy Holdings Ltd. (Gas Utilities) 513
3,300 Eoptolink Technology, Inc. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 202
11,123 Eve Energy Co. Ltd., Class A (Electrical
Equipment) .................. 105
23,300 Flat Glass Group Co. Ltd., Class A
(Semiconductors & Semiconductor
Equipment)(a) ................ 52
209,700 Focus Media Information Technology Co.
Ltd., Class A (Media) ........... 221
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class A (Food Products) ......... 311
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 38
45,200 Foxconn Industrial Internet Co. Ltd., Class
A (Electronic Equipment, Instruments
& Components) ............... 401
17,400 Fuyao Glass Industry Group Co. Ltd., Class
A (Automobile Components) ..... 161
6,800 Fuyao Glass Industry Group Co. Ltd., Class
H (Automobile Components)(b) ... 59
5,000 Ganfeng Lithium Group Co. Ltd., Class A
(Chemicals) .................. 45
16,600 Ganfeng Lithium Group Co. Ltd., Class H
(Chemicals)^(b) ............... 111
57,700
GDS Holdings Ltd., Class A (IT Services)(a) 252
74,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)^(a) ........... 118
112,200 GF Securities Co. Ltd., Class A (Capital
Markets) .................... 354
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
28,600 Giant Biogene Holding Co. Ltd. (Personal
Care Products)^(b) ............. $ 122
2,100 GigaDevice Semiconductor, Inc., Class A
(Semiconductors & Semiconductor
Equipment) .................. 64
51,700 Goldwind Science & Technology Co. Ltd.,
Class A (Electrical Equipment) .... 151
145,000
Great Wall Motor Co. Ltd. (Automobiles) 285
29,200 Gree Electric Appliances, Inc. of Zhuhai,
Class A (Household Durables) ..... 168
17,500 Guangdong HEC Technology Holding Co.
Ltd., Class A (Metals & Mining)(a) . 56
157,000 Guanghui Energy Co. Ltd., Class A (Oil,
Gas & Consumable Fuels) ....... 110
62 Guotai Haitong Securities Co. Ltd., Class A
(Capital Markets) .............. —
111,008 Guotai Haitong Securities Co. Ltd., Class H
(Capital Markets)(b) ............ 238
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 601
119,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 219
60,800 Haier Smart Home Co. Ltd., Class A
(Household Durables) ........... 227
110,800 Haier Smart Home Co. Ltd., Class H
(Household Durables) ........... 346
66,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(b) ........... 306
136,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 490
45,000 Hengli Petrochemical Co. Ltd., Class A
(Chemicals) .................. 145
3,100 Hithink RoyalFlush Information Network
Co. Ltd., Class A (Capital Markets) . 143
234,600
Horizon Robotics (Software)(a)(b) ...... 262
39,000 Hua Hong Semiconductor Ltd., Class H
(Semiconductors & Semiconductor
Equipment)^(a)(b) ............. 373
25,200 Huadong Medicine Co. Ltd., Class A (Health
Care Providers & Services) ....... 142
352,000 Huaneng Power International, Inc., Class H
(Independent Power and Renewable
Electricity Producers)(b) ......... 259
100 Huatai Securities Co. Ltd., Class A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., Class H (Capital
Markets)(b) .................. 143
10,781 Hygon Information Technology Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 346
7,184 IEIT Systems Co. Ltd., Class A (Technology
Hardware, Storage & Peripherals) .. 69
23,600
Iflytek Co. Ltd., Class A (Software) ..... 170
4,084,440 Industrial & Commercial Bank of China
Ltd., Class H (Banks) ........... 3,306
433,300 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class A (Metals & Mining) ... 148

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
11,800 Inner Mongolia Xingye Silver&Tin Mining
Co. Ltd., Class A (Metals & Mining) $ 60
74,500 Innovent Biologics, Inc. (Biotechnology)(a)
(b) ........................ 729
101,400 J&T Global Express Ltd. (Air Freight &
Logistics)(a) ................. 136
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(a)(b) . 602
69,600 JD Logistics, Inc. (Air Freight & Logistics)
(a)(b) ...................... 102
127,707
JD.com, Inc., Class SW (Broadline Retail) 1,836
244,000 Jiangsu Expressway Co. Ltd., Class H
(Transportation Infrastructure) ..... 313
4,200 Jiangsu Hengli Hydraulic Co. Ltd., Class A
(Machinery) ................. 66
5,931 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals) ........ 51
35,000 Jiangxi Copper Co. Ltd., H Shares (Metals
& Mining) ................... 193
18,382 Kanzhun Ltd., ADR (Interactive Media &
Services)(b) .................. 375
93,000 KE Holdings, Inc., Class A (Real Estate
Management & Development) ..... 492
184,000 Kingdee International Software Group Co.
Ltd. (Software)(a) ............. 315
62,000
Kingsoft Corp. Ltd. (Entertainment)(b) .. 227
127,200 Kuaishou Technology, Class W (Interactive
Media & Services)(b) ........... 1,052
3,500 Kuang-Chi Technologies Co. Ltd., Class A
(Aerospace & Defense)(a) ........ 24
4,300 Kweichow Moutai Co. Ltd., Class A
(Beverages) .................. 848
1,900 Laopu Gold Co. Ltd., Class H (Textiles,
Apparel & Luxury Goods) ....... 152
370,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 440
46,500 Lens Technology Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 201
64,414
Li Auto, Inc., Class A (Automobiles)(a) .. 544
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 317
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)^(b) .. 146
32,219 Luxshare Precision Industry Co. Ltd., Class
A (Electronic Equipment, Instruments
& Components) ............... 262
161,500 Meitu, Inc. (Interactive Media & Services)
(a)(b) ...................... 145
252,928 Meituan, Class W (Hotels, Restaurants &
Leisure)(a)(b) ................ 3,353
20,000 Midea Group Co. Ltd., Class H (Household
Durables) ................... 219
30,000 MINISO Group Holding Ltd., Class A
(Broadline Retail) ............. 141
7,280 Muyuan Foods Co. Ltd., Class A (Food
Products) .................... 53
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
1,080 NAURA Technology Group Co Ltd., Class
A (Semiconductors & Semiconductor
Equipment) .................. $ 71
90,200
NetEase, Inc. (Entertainment) ......... 2,483
20,200 New China Life Insurance Co. Ltd., Class A
(Insurance) .................. 202
52,000 New China Life Insurance Co. Ltd., Class H
(Insurance) .................. 364
76,900 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... 422
4,400 Ningbo Deye Technology Co. Ltd., Class A
(Machinery) ................. 54
101,440
NIO, Inc., Class A (Automobiles)(a) .... 521
116,400 Nongfu Spring Co. Ltd., Class H
(Beverages)(b) ................ 703
4,400 OmniVision Integrated Circuits Group,
Inc., Class A (Semiconductors &
Semiconductor Equipment) ....... 79
151,600 PetroChina Co. Ltd., Class A (Oil, Gas &
Consumable Fuels) ............. 226
988,000 PetroChina Co. Ltd., Class H (Oil, Gas &
Consumable Fuels) ............. 1,065
330,000 PICC Property & Casualty Co. Ltd., Class H
(Insurance) .................. 694
378,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 3,180
29,000 Pop Mart International Group Ltd.
(Specialty Retail)(b) ............ 700
3,394 Qfin Holdings, Inc., ADR (Consumer
Finance) .................... 65
11,100 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... 84
7,500 Remegen Co. Ltd., Class H (Biotechnology)
(a)(b) ...................... 70
900 Rockchip Electronics Co. Ltd., Class A
(Semiconductors & Semiconductor
Equipment) .................. 23
154,100 Rongsheng Petrochemical Co. Ltd., Class A
(Chemicals) .................. 258
45,700 SAIC Motor Corp. Ltd., Class A
(Automobiles) ................ 100
26,500 SDIC Power Holdings Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers) ........... 50
5,100 Seres Group Co. Ltd., Class A
(Automobiles) ................ 88
12,000 Shaanxi Coal Industry Co. Ltd., Class A
(Oil, Gas & Consumable Fuels) .... 37
35,200 Shandong Gold Mining Co. Ltd., Class A
(Metals & Mining) ............. 194
27,000 Shandong Gold Mining Co. Ltd., Class H
(Metals & Mining)(b) ........... 120
55,400 Shanghai Electric Group Co. Ltd., Class A
(Electrical Equipment)(a) ........ 68
32,100 Shanghai Pudong Development Bank Co.
Ltd., Class A (Banks) ........... 57

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
6,090 Shanghai Putailai New Energy Technology
Group Co. Ltd., Class A (Chemicals) $ 24
160,200 Shanghai Rural Commercial Bank Co. Ltd.,
Class A (Banks) ............... 213
9,400 Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A (Real
Estate Management & Development) 59
32,640 Shanjin International Gold Co. Ltd., Class A
(Metals & Mining) ............. 114
2,500 Sharetronic Data Technology Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 60
4,900 Shenzhen Envicool Technology Co. Ltd.,
Class A (Machinery) ............ 75
1,300 Shenzhen Longsys Electronics Co. Ltd.,
Class A (Technology Hardware,
Storage & Peripherals)(a) ........ 45
48,200 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(b) 380
14,400 Sichuan Changhong Electric Co. Ltd., Class
A (Household Durables) ......... 19
19,900 Sichuan Chuantou Energy Co. Ltd., Class
A (Independent Power and Renewable
Electricity Producers) ........... 40
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals) ........ 110
1,900 Sichuan Kelun-Biotech Biopharmaceutical
Co. Ltd., Class H (Biotechnology)(a)
(b) ........................ 95
106,800 Sinopharm Group Co. Ltd., Class H (Health
Care Providers & Services) ....... 267
114,000 Smoore International Holdings Ltd.
(Tobacco)(b) ................. 174
18,500 Spring Airlines Co. Ltd., Class A (Passenger
Airlines) .................... 157
8,840 Sungrow Power Supply Co. Ltd., Class A
(Electrical Equipment) .......... 216
38,427 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 325
10,300 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A (Electronic
Equipment, Instruments &
Components) ................. 125
1,500 Suzhou TFC Optical Communication
Co. Ltd., Class A (Communications
Equipment) .................. 43
23,590 TAL Education Group, ADR (Diversified
Consumer Services)(a) .......... 257
324,486 Tencent Holdings Ltd. (Interactive Media &
Services)(b) .................. 24,904
33,053 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 579
43,700 The People's Insurance Co. Group of China
Ltd., Class A (Insurance) ......... 56
122,000 The People's Insurance Co. Group of China
Ltd., Class H (Insurance)(b) ...... 106
32,000 Tingyi Cayman Islands Holding Corp. (Food
Products) .................... 49
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(b) ........ $ 226
14,000 Tsingtao Brewery Co. Ltd., Class H
(Beverages) .................. 88
9,500
UBTech Robotics Corp. Ltd. (Machinery)(a) 155
30,940 Unisplendour Corp. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 109
1,200 Verisilicon Microelectronics Shanghai
Co. Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 23
2,300 Victory Giant Technology Huizhou Co.
Ltd., Class A (Electronic Equipment,
Instruments & Components) ...... 94
24,174 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 428
50,500 Weichai Power Co. Ltd., Class A
(Machinery) ................. 124
54,000 Weichai Power Co. Ltd., Class H
(Machinery) ................. 131
44,260 Wens Foodstuff Group Co. Ltd., Class A
(Food Products) ............... 107
203,600 Wintime Energy Group Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers)(a) ......... 46
8,800 Wolong Electric Group Co. Ltd., Class A
(Electrical Equipment) .......... 62
134,279 Wuhan Guide Infrared Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components)(a) ............... 282
19,900 Wuliangye Yibin Co. Ltd., Class A
(Beverages) .................. 302
22,060 WUS Printed Circuit Kunshan Co. Ltd.,
Class A (Electronic Equipment,
Instruments & Components) ...... 230
22,900 WuXi AppTec Co. Ltd., Class A (Life
Sciences Tools & Services) ....... 297
11,640 WuXi AppTec Co. Ltd., Class H (Life
Sciences Tools & Services)(b) ..... 148
173,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 700
16,500 WuXi XDC Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 129
864,000 Xiaomi Corp., Class W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 4,362
280,190 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment)^ .... 107
64,064
XPeng, Inc., A Shares (Automobiles)(a) .. 651
67,000 XtalPi Holdings Ltd. (Life Sciences Tools &
Services)(a) .................. 82
100,000 Yadea Group Holdings Ltd. (Automobiles)
(b) ........................ 146
40,170 Yankuang Energy Group Co. Ltd., Class A
(Oil, Gas & Consumable Fuels) .... 76
238,700 Yankuang Energy Group Co. Ltd., Class H
(Oil, Gas & Consumable Fuels)^ ... 295

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
17,070 Yealink Network Technology Corp. Ltd.,
Class A (Communications Equipment) $ 87
40,176 Yonyou Network Technology Co. Ltd.,
Class A (Software)(a) ........... 76
16,250 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 769
12,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class A (Pharmaceuticals) . 292
90,000 Zhaojin Mining Industry Co. Ltd., Class H
(Metals & Mining) ............. 355
14,100 Zhejiang China Commodities City Group
Co. Ltd., Class A (Broadline Retail) . 32
415,720 Zhejiang Expressway Co. Ltd., Class H
(Transportation Infrastructure) ..... 383
34,900 Zhejiang Leapmotor Technology Co. Ltd.,
Class H (Automobiles)(a)(b) ...... 219
75,900 Zheshang Securities Co. Ltd., Class A
(Capital Markets) .............. 117
3,920 Zhongji Innolight Co. Ltd., Class A
(Communications Equipment) ..... 341
16,900 Zhongjin Gold Corp. Ltd., Class A (Metals
& Mining) ................... 56
119,300 Zijin Mining Group Co. Ltd., Class A
(Metals & Mining) ............. 587
218,000 Zijin Mining Group Co. Ltd., Class H
(Metals & Mining) ............. 998
167,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A
(Machinery) ................. 207
57,400 ZTE Corp., Class A (Communications
Equipment) .................. 311
15,550 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 324
115,297
Colombia — 0.11%
37,756
Grupo Cibest SA (Banks) ............ 599
17,141
Grupo Cibest SA (Banks) ............ 314
913
Cyprus — 0.00%
7,712
T-Tekhnologii MKPAO, GDR (Banks)(a)(c) —
Czech Republic — 0.09%
1,084
CEZ A/S (Electric Utilities) .......... 68
69,028
Moneta Money Bank A/S (Banks)(b) .... 649
717
Egypt — 0.05%
191,984 Commercial International Bank - Egypt
(CIB) (Banks) ................ 415
Greece — 0.35%
137,309
Alpha Bank SA (Banks) ............. 577
151,431
Eurobank SA (Banks) ............... 609
Shares Security Description
Value
(000)
Common Stocks (continued)
Greece (continued)
13,686 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... $ 271
3,059
JUMBO SA (Specialty Retail)(b) ....... 100
41,073
National Bank of Greece SA (Banks)(b) .. 626
66,610
Piraeus Bank SA (Banks)(a) .......... 532
10,619 Public Power Corp. SA (Electric Utilities)
(b) ........................ 227
2,942
Hong Kong — 2.49%
861,518 Alibaba Group Holding Ltd., Class W
(Broadline Retail) ............. 15,820
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)(a) .................... 227
11,500 Beijing Enterprises Holdings Ltd. (Gas
Utilities)(b) .................. 47
21,000 C&D International Investment Group
Ltd. (Real Estate Management &
Development) ................ 42
252,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 398
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 344
15,400 China Resources Gas Group Ltd. (Gas
Utilities)(b) .................. 45
193,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... 676
176,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 392
560,000 China Ruyi Holdings Ltd. (Entertainment)
(a) ........................ 158
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 131
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(b) ................ 191
57,000 Chow Tai Fook Jewellery Group Ltd.
(Specialty Retail) .............. 91
397,000
Far East Horizon Ltd. (Financial Services) 410
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 170
335,000 Geely Automobile Holdings Ltd.
(Automobiles) ................ 776
132,000 Guangdong Investment Ltd. (Water
Utilities) .................... 115
2,150 NetEase Cloud Music, Inc. (Entertainment)
(a)(b) ...................... 51
679,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(b) ........... 540

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
8,100 Zijin Gold International Co. Ltd. (Metals &
Mining)(a) ................... $ 152
20,776
Hungary — 0.22%
33,728 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 303
10,618
OTP Bank Nyrt (Banks) ............. 1,139
13,037
Richter Gedeon Nyrt (Pharmaceuticals) .. 394
1,836
India — 10.83%
1,582
ABB India Ltd. (Electrical Equipment) .. 91
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(b) ............. 276
42,865 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 702
292,595 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(a) 465
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 388
15,738
APL Apollo Tubes Ltd. (Metals & Mining) 335
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services)(b) ..... 686
30,310
Ashok Leyland Ltd. (Machinery) ....... 60
25,951
Asian Paints Ltd. (Chemicals) ......... 801
5,202
AU Small Finance Bank Ltd. (Banks)(b) . 58
28,215 Aurobindo Pharma Ltd. (Pharmaceuticals)
(b) ........................ 371
13,653 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 575
142,645
Axis Bank Ltd. (Banks) ............. 2,017
5,199
Bajaj Auto Ltd. (Automobiles) ........ 541
159,290
Bajaj Finance Ltd. (Consumer Finance)(b) 1,752
33,823
Bajaj Finserv Ltd. (Financial Services)(b) 769
260 Bajaj Holdings & Investment Ltd. (Financial
Services) .................... 33
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(b) .................. 944
96,973 Bharat Heavy Electricals Ltd. (Electrical
Equipment) .................. 310
126,212 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 540
136,035 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(b) ... 3,193
104
Bosch Ltd. (Automobile Components) ... 42
1,406
Britannia Industries Ltd. (Food Products) . 94
9,630
BSE Ltd. (Capital Markets) ........... 282
55,610 CG Power & Industrial Solutions Ltd.
(Electrical Equipment)(b) ........ 401
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(a)(c) ........... 10,676
33,053 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 627
6,793
Cipla Ltd. (Pharmaceuticals)(b) ........ 114
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
151,367 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... $ 672
12,833
Cummins India Ltd. (Machinery) ....... 633
2,978 Divi's Laboratories Ltd. (Life Sciences Tools
& Services) .................. 212
1,427 Dixon Technologies India Ltd. (Household
Durables) ................... 193
89,577 DLF Ltd. (Real Estate Management &
Development)(b) .............. 685
55,157 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 774
11,661
Eicher Motors Ltd. (Automobiles)(b) .... 949
168,241 Eternal Ltd. (Hotels, Restaurants & Leisure)
(a) ........................ 521
16,336 Fortis Healthcare Ltd. (Health Care
Providers & Services) ........... 161
17,398 FSN E-Commerce Ventures Ltd. (Specialty
Retail)(a) .................... 51
289,126
GAIL India Ltd. (Gas Utilities) ........ 555
5,736 GE Vernova T&D India Ltd. (Electrical
Equipment) .................. 200
2,830 Godrej Consumer Products Ltd. (Personal
Care Products) ................ 39
2,080 Godrej Properties Ltd. (Real Estate
Management & Development)(a)(b) 46
65,886
HCL Technologies Ltd. (IT Services) .... 1,191
537,240
HDFC Bank Ltd. (Banks) ............ 5,936
18,156 HDFC Life Insurance Co. Ltd. (Insurance)
(b) ........................ 152
3,798
Hero MotoCorp Ltd. (Automobiles)(b) ... 244
37,725 Hindalco Industries Ltd. (Metals & Mining)
(b) ........................ 372
14,132 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 691
11,096 Hindustan Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 62
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(b) ................. 1,189
284 Hitachi Energy India Ltd. (Electrical
Equipment) .................. 58
1,865
Hyundai Motor India Ltd. (Automobiles) . 48
291,051
ICICI Bank Ltd. (Banks)(b) .......... 4,356
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 386
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 154
21,414
IndusInd Bank Ltd. (Banks)(a)(b) ...... 206
26,540 Info Edge India Ltd. (Interactive Media &
Services) .................... 394
185,601
Infosys Ltd. (IT Services) ............ 3,343
15,712 InterGlobe Aviation Ltd. (Passenger
Airlines)(b) .................. 886
212,172
ITC Ltd. (Tobacco) ................. 952
5,178
Jindal Stainless Ltd. (Metals & Mining) .. 48
197,990 Jio Financial Services Ltd. (Financial
Services) .................... 650

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
17,235 JSW Energy Ltd. (Independent Power and
Renewable Electricity Producers)(b) $ 93
5,422 Jubilant Foodworks Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 34
17,767 Kalyan Jewellers India Ltd. (Textiles,
Apparel & Luxury Goods)(b) ..... 96
60,146
Kotak Mahindra Bank Ltd. (Banks)(b) ... 1,475
46,133 Kwality Wall's India Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 20
42,083 Larsen & Toubro Ltd. (Construction &
Engineering)(b) ............... 1,913
25,962 Lodha Developers Ltd. (Real Estate
Management & Development)(b) .. 307
52,370 Mahindra & Mahindra Ltd. (Automobiles)
(b) ........................ 2,163
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 1,261
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(b) ........ 479
2,469
Muthoot Finance Ltd. (Consumer Finance) 105
10,754
Nestle India Ltd. (Food Products) ...... 154
60,205 NHPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 53
468,093
NMDC Ltd. (Metals & Mining) ........ 433
308,209 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 1,131
216,855 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 580
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 71
16,778 One 97 Communications Ltd. (Financial
Services)(a)(b) ................ 243
607 Oracle Financial Services Software Ltd.
(Software) ................... 52
13,568
PB Fintech Ltd. (Insurance)(a)(b) ...... 276
2,264
Persistent Systems Ltd. (IT Services) .... 158
48,231
Pidilite Industries Ltd. (Chemicals) ..... 796
1,602
Polycab India Ltd. (Electrical Equipment) 136
105,295 Power Finance Corp. Ltd. (Financial
Services) .................... 417
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 891
2,527 Prestige Estates Projects Ltd. (Real Estate
Management & Development) ..... 45
29,002 Rail Vikas Nigam Ltd. (Construction &
Engineering) ................. 115
84,438
REC Ltd. (Financial Services) ......... 336
326,870 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 5,721
130,845 Samvardhana Motherson International Ltd.
(Automobile Components)(b) ..... 175
30,301
SBI Life Insurance Co. Ltd. (Insurance)(b) 687
1,376 Shree Cement Ltd. (Construction Materials)
(b) ........................ 407
50,695 Shriram Finance Ltd. (Consumer Finance)
(b) ........................ 563
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
1,409 Siemens Energy India Ltd. (Electronic
Equipment, Instruments &
Components)(a) ............... $ 40
2,450
Siemens Ltd. (Industrial Conglomerates) . 84
793
Solar Industries India Ltd. (Chemicals) .. 108
1,907
SRF Ltd. (Chemicals) ............... 65
117,871
State Bank of India (Banks)(b) ........ 1,289
71,547 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,370
1,450
Sundaram Finance Ltd. (Consumer Finance) 85
1,146
Supreme Industries Ltd. (Chemicals) .... 43
570,140 Suzlon Energy Ltd. (Electrical Equipment)
(a)(b) ...................... 335
61,512 Swiggy Ltd. (Hotels, Restaurants & Leisure)
(a)(b) ...................... 265
55,668 Tata Consultancy Services Ltd. (IT Services)
(b) ........................ 1,989
15,228 Tata Consumer Products Ltd. (Food
Products) .................... 202
115,265
Tata Motors Ltd. (Multi-Utilities)(a) .... 533
115,265 Tata Motors Passenger Vehicles Ltd.
(Automobiles)(b) .............. 472
500,376
Tata Steel Ltd. (Metals & Mining) ...... 1,002
7,612
Tech Mahindra Ltd. (IT Services) ...... 135
22,009 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 181
3,560 The Phoenix Mills Ltd. (Real Estate
Management & Development)(b) .. 74
34,381
The Tata Power Co. Ltd. (Electric Utilities) 145
25,294 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 1,142
7,846
Torrent Power Ltd. (Electric Utilities) ... 114
11,512
Trent Ltd. (Specialty Retail) .......... 549
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 242
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 228
9,621 UltraTech Cement Ltd. (Construction
Materials) ................... 1,262
44,540
United Spirits Ltd. (Beverages) ........ 715
5,501
UPL Ltd. (Chemicals) ............... 49
51,325
Varun Beverages Ltd. (Beverages)(b) .... 280
98,222
Vedanta Ltd. (Metals & Mining) ....... 661
37,690
Vishal Mega Mart Ltd. (Broadline Retail)(a) 57
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 73
4,646
Voltas Ltd. (Construction & Engineering) . 70
2,375 WAAREE Energies Ltd. (Semiconductors &
Semiconductor Equipment) ....... 79
192,669
Wipro Ltd. (IT Services)(b) ........... 565
1,074,947
Yes Bank Ltd. (Banks)(a) ............ 259
90,300
Indonesia — 0.73%
484,300 PT Amman Mineral Internasional (Metals &
Mining)(a) ................... 187

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Indonesia (continued)
1,536,300 PT Astra International Tbk (Industrial
Conglomerates) ............... $ 617
3,115,385
PT Bank Central Asia Tbk (Banks) ..... 1,506
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 244
4,081,400 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 894
1,079,604
PT Barito Pacific Tbk (Chemicals)(a) .... 211
388,500 PT Barito Renewables Energy Tbk
(Independent Power and Renewable
Electricity Producers)(a) ......... 226
2,599,300 PT Bumi Resources Minerals Tbk (Metals &
Mining)(a) ................... 171
375,000
PT Chandra Asri Pacific Tbk (Chemicals) . 157
1,080,300 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 292
49,900 PT Dian Swastatika Sentosa Tbk (Oil, Gas
& Consumable Fuels)(a) ......... 302
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(a) .................... 123
818,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 332
986,300 PT Petrindo Jaya Kreasi Tbk (Oil, Gas &
Consumable Fuels) ............. 138
347,400 PT Sumber Alfaria Trijaya Tbk (Consumer
Staples Distribution & Retail) ..... 41
2,435,950 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(b) .................. 510
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 113
6,064
Ireland (Republic of) — 0.48%
35,464 PDD Holdings, Inc., ADR (Broadline Retail)
(a) ........................ 4,021
Korea, Republic of — 0.50%
2,173
Alteogen, Inc. (Biotechnology)(a) ...... 678
1,156
APR Corp. (Personal Care Products)(a) .. 185
1,911
Hanjin Kal Corp. (Passenger Airlines)(a) . 164
2,645 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 235
2,047 Hanwha Systems Co. Ltd. (Aerospace &
Defense)(a) .................. 77
1,651 HD Hyundai Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 216
1,410 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 757
1,703 HD Hyundai Heavy Industries Co. Ltd.
(Machinery) ................. 600
467 HD Hyundai Marine Solution Co. Ltd.
(Machinery) ................. 63
893
HYBE Co. Ltd. (Entertainment)(a) ..... 204
3,677
Hyundai Rotem Co. Ltd. (Machinery) ... 480
Shares Security Description
Value
(000)
Common Stocks (continued)
Korea, Republic of (continued)
3,445 Meritz Financial Group, Inc. (Financial
Services) .................... $ 271
— Samsung Episholdings Co. Ltd.
(Biotechnology)(a) ............. —
180
Samyang Foods Co. Ltd. (Food Products) 154
764 SK Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a)(b) ......... 66
4,150
Kuwait — 0.40%
334,440
Boubyan Bank KSCP (Banks) ......... 777
559,444
Kuwait Finance House KSCP (Banks) ... 1,475
75,937 Mabanee Co. KPSC (Real Estate
Management & Development) ..... 269
222,384
National Bank of Kuwait SAKP (Banks) . 734
112,614
Warba Bank KSCP (Banks)(a) ......... 107
3,362
Luxembourg — 0.02%
2,313
Reinet Investments SCA (Capital Markets) 81
9,796 Zabka Group SA (Consumer Staples
Distribution & Retail)(a) ......... 62
143
Malaysia — 0.75%
241,900
AMMB Holdings Berhad (Banks) ...... 388
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 47
35,900
CIMB Group Holdings Berhad (Banks)(b) 73
105,526 Gamuda Berhad (Construction &
Engineering) ................. 129
288,600 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 623
616,100
IOI Corp. Berhad (Food Products) ...... 608
378,796
Malayan Banking Berhad (Banks) ...... 979
221,100 Maxis Berhad (Wireless Telecommunication
Services)(b) .................. 206
15,300
Petronas Gas Berhad (Gas Utilities) ..... 68
396,800 Press Metal Aluminium Holdings Berhad
(Metals & Mining) ............. 696
983,500
Public Bank Berhad (Banks)(b) ........ 1,101
709,100
QL Resources Berhad (Food Products) ... 663
395,000
SD Guthrie Berhad (Food Products) ..... 558
160,200
YTL Corp. Berhad (Multi-Utilities) ..... 80
92,280 YTL Power International Berhad (Multi-
Utilities) .................... 75
6,294
Mexico — 1.24%
923,833 America Movil SAB de CV, Class B
(Wireless Telecommunication
Services) .................... 956
880,943
Cemex SAB de CV (Construction Materials) 1,011
43,882
Coca-Cola Femsa SAB de CV (Beverages) 417

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico (continued)
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(b) .......... $ 234
120,119 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 1,213
3,542 Grupo Aeroportuario del Centro Norte SAB
de CV (Transportation Infrastructure) 48
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class B (Transportation
Infrastructure) ................ 519
15,545 Grupo Aeroportuario del Sureste SAB
de CV, Class B (Transportation
Infrastructure) ................ 500
106,294 Grupo Bimbo SAB de CV, Class A (Food
Products) .................... 349
8,482 Grupo Carso SAB de CV, Series A1, Class
A1 (Industrial Conglomerates) .... 56
152,000 Grupo Financiero Banorte SAB de CV,
Class O (Banks) ............... 1,409
178,973 Grupo Mexico SAB de CV, Class B (Metals
& Mining) ................... 1,690
13,071 Industrias Penoles SAB de CV (Metals &
Mining)(a) ................... 687
298,041 Kimberly-Clark de Mexico SAB de CV,
Class A (Household Products) ..... 636
57,705 Prologis Property Mexico SA de CV
(Industrial REITs)(b) ........... 242
102,503 Sigma Foods SAB de CV, Class A
(Industrial Conglomerates) ....... 90
94,863 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... 296
10,353
Netherlands — 0.25%
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a)(b) 372
27,650
Prosus N.V. (Broadline Retail)(a)(b) .... 1,712
2,084
Peru — 0.18%
11,279 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 314
4,065
Credicorp Ltd. (Banks) .............. 1,167
1,481
Philippines — 0.23%
535,100 Ayala Land, Inc. (Real Estate Management
& Development)(b) ............ 204
40,710 International Container Terminal Services,
Inc. (Transportation Infrastructure)(b) 391
22,670 Jollibee Foods Corp. (Hotels, Restaurants &
Leisure) .................... 69
503,283
Metropolitan Bank & Trust Co. (Banks) .. 587
10,830 PLDT, Inc. (Wireless Telecommunication
Services) .................... 232
Shares Security Description
Value
(000)
Common Stocks (continued)
Philippines (continued)
35,763 SM Investments Corp. (Industrial
Conglomerates) ............... $ 425
1,908
Poland — 0.65%
40,921
Allegro.eu SA (Broadline Retail)(a)(b) ... 351
12,812
Bank Polska Kasa Opieki SA (Banks)(b) . 727
421 Budimex SA (Construction & Engineering)
(b) ........................ 75
3,242 CCC SA (Textiles, Apparel & Luxury
Goods)(a) ................... 108
3,287
CD Projekt SA (Entertainment) ........ 220
24,800 Dino Polska SA (Consumer Staples
Distribution & Retail)(a)(b) ...... 285
5,049 KGHM Polska Miedz SA (Metals &
Mining)(a) ................... 392
50
LPP SA (Textiles, Apparel & Luxury Goods) 289
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 761
62,776 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(a) ........... 153
54,744 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,292
42,138 Powszechny Zaklad Ubezpieczen SA
(Insurance)(b) ................ 780
5,433
Qatar — 0.43%
548,684
Al Rayan Bank (Banks) ............. 331
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 153
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 56
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 504
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 175
140,239
Qatar Islamic Bank QPSC (Banks) ..... 923
210,401
Qatar National Bank QPSC (Banks) ..... 1,078
328,171
The Commercial Bank PSQC (Banks) ... 379
3,599
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(a)(c) ......... —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
766,486 Moscow Exchange MICEX-RTS PJSC
(Capital Markets)(a)(c) .......... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
37,340
Polyus PJSC (Metals & Mining)(a)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(a)(c) .. —

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Russia (continued)
113,164 Severstal PAO, GDR (Metals & Mining)(a)
(c) ........................ $ —
38,369 Solidcore Resources PLC (Metals &
Mining)(a)(c) ................. —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
162,920
VTB Bank PJSC (Banks)(a)(c) ........ —
—
Saudi Arabia — 1.79%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers)(a) 383
7,737 Ades Holding Co. (Energy Equipment &
Services) .................... 36
104,959
Al Rajhi Bank (Banks) .............. 2,727
60,828
Alinma Bank (Banks) ............... 395
21,681
Almarai Co. JSC (Food Products) ...... 250
39,306
Bank AlBilad (Banks) ............... 260
109,341
Banque Saudi Fransi (Banks) ......... 490
6,816 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 253
1,396 Dallah Healthcare Co. (Health Care
Providers & Services) ........... 47
63,734 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(a) .............. 271
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 314
1,587
Elm Co. (IT Services) ............... 316
10,430 Etihad Etisalat Co. (Wireless
Telecommunication Services) ..... 183
27,800 Jabal Omar Development Co. (Hotels,
Restaurants & Leisure)(a) ........ 109
13,316
Jarir Marketing Co. (Specialty Retail) ... 45
7,853 Makkah Construction & Development
Co. (Real Estate Management &
Development) ................ 167
90,244
Riyad Bank (Banks) ................ 653
19,058
SABIC Agri-Nutrients Co. (Chemicals) .. 562
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 186
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 115
73,592 Saudi Arabian Mining Co. (Metals &
Mining)(a) ................... 1,195
223,723 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels)(b) .......... 1,421
67,673
Saudi Awwal Bank (Banks)(b) ......... 584
49,889
Saudi Basic Industries Corp. (Chemicals) . 682
1,130
Saudi Research & Media Group (Media)(a) 38
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 203
107,857 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,235
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
7,563 The Co. for Cooperative Insurance
(Insurance) .................. $ 236
155,468
The Saudi National Bank (Banks) ...... 1,571
14,927
Singapore — 0.26%
30,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure) .................... 2,194
South Africa — 2.17%
43,142
Absa Group Ltd. (Banks) ............ 624
33,177 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 846
31,869 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 457
5,363
Capitec Bank Holdings Ltd. (Banks) .... 1,347
1,981 Clicks Group Ltd. (Consumer Staples
Distribution & Retail)(b) ........ 40
45,796
Discovery Ltd. (Insurance)(b) ......... 630
275,980
FirstRand Ltd. (Financial Services) ..... 1,513
49,698
Gold Fields Ltd. (Metals & Mining)(b) .. 2,168
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 517
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining) ..................... 765
85,707 MTN Group Ltd. (Wireless
Telecommunication Services)(b) ... 878
55,740
Naspers Ltd., Class N (Broadline Retail) . 3,720
20,893
Nedbank Group Ltd. (Banks)(b) ....... 336
16,220 Northam Platinum Holdings Ltd. (Metals &
Mining) ..................... 329
179,200
Pepkor Holdings Ltd. (Specialty Retail)(b) 286
15,002
Remgro Ltd. (Financial Services) ...... 165
34,236
Sanlam Ltd. (Insurance)(b) ........... 204
30,208
Sasol Ltd. (Chemicals)(a) ............ 193
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 160
132,272 Sibanye Stillwater Ltd. (Metals & Mining)
(a) ........................ 482
71,313
Standard Bank Group Ltd. (Banks) ..... 1,251
13,501
Valterra Platinum Ltd. (Metals & Mining) 1,144
18,055
South Korea — 8.25%
1,887 Amorepacific Corp. (Personal Care
Products) .................... 156
9,066
Celltrion, Inc. (Biotechnology)(b) ...... 1,138
4,758
Coway Co. Ltd. (Household Durables)(a) . 286
4,146
DB Insurance Co. Ltd. (Insurance)(b) ... 377
377
Doosan Co. Ltd. (Industrial Conglomerates) 205
23,686 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 1,239
2,690 Ecopro BM Co. Ltd. (Electrical Equipment)
(a) ........................ 274
5,774
Ecopro Co. Ltd. (Chemicals) .......... 364

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
14,221
Hana Financial Group, Inc. (Banks) ..... $ 928
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 119
1,801 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 1,176
6,532
Hanwha Ocean Co. Ltd. (Machinery)(a)(b) 516
2,667 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery) .. 753
6,763 HLB, Inc. (Health Care Equipment &
Supplies)(a) .................. 238
15,344
HMM Co. Ltd. (Marine Transportation) .. 218
218 Hyosung Heavy Industries Corp. (Electrical
Equipment) .................. 269
941 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 118
3,431 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 890
5,485
Hyundai Motor Co. (Automobiles) ..... 1,133
2,590 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 383
2,371 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 340
11,325
Industrial Bank of Korea (Banks) ...... 165
15,587 Kakao Corp. (Interactive Media & Services)
(b) ........................ 650
11,697
KakaoBank Corp. (Banks) ........... 175
20,423
KB Financial Group, Inc. (Banks) ...... 1,758
12,842
Kia Corp. (Automobiles) ............ 1,089
2,874 Korea Aerospace Industries Ltd. (Aerospace
& Defense) .................. 228
16,769 Korea Electric Power Corp. (Electric
Utilities) .................... 550
947 Korea Investment Holdings Co. Ltd.
(Capital Markets) .............. 107
214
Korea Zinc Co. Ltd. (Metals & Mining) .. 195
1,583
Krafton, Inc. (Entertainment)(a) ....... 270
5,939
KT&G Corp. (Tobacco)(b) ........... 586
6,025
LG Chem Ltd. (Chemicals) ........... 1,394
7,266
LG Corp. (Industrial Conglomerates)(b) .. 407
24,801 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 204
4,131
LG Electronics, Inc. (Household Durables) 264
2,371 LG Energy Solution Ltd. (Electrical
Equipment)(a) ................ 606
907
LG H&H Co. Ltd. (Personal Care Products) 163
564 LIG Nex1 Co. Ltd. (Aerospace & Defense)
(b) ........................ 164
855 LS Electric Co. Ltd. (Electrical Equipment)
(a) ........................ 274
13,807 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 224
6,766 NAVER Corp. (Interactive Media &
Services) .................... 1,138
1,796 POSCO Future M Co. Ltd. (Electrical
Equipment)(a) ................ 233
3,634
POSCO Holdings, Inc. (Metals & Mining) 771
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
3,251 Posco International Corp. (Trading
Companies & Distributors) ....... $ 112
731 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(a)(b) ......... 858
16,365 Samsung C&T Corp. (Industrial
Conglomerates) ............... 2,719
3,398 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 601
240,288 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 20,143
40,397 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 2,508
1,812 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 625
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(a) ............... 736
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 519
2,866 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 536
948
Samsung SDS Co. Ltd. (IT Services) .... 113
25,667
Shinhan Financial Group Co. Ltd. (Banks) 1,367
27,759 SK hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 12,574
3,807 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 267
4,941 SK Square Co. Ltd. (Industrial
Conglomerates)(a) ............. 1,258
3,803
SK, Inc. (Industrial Conglomerates) ..... 679
10,357
Woori Financial Group, Inc. (Banks) .... 201
3,195
Yuhan Corp. (Pharmaceuticals)(a) ...... 249
68,800
Taiwan — 12.74%
23,000 Accton Technology Corp. (Communications
Equipment) .................. 868
6,000 Advantech Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 55
9,904
Airtac International Group (Machinery) .. 292
4,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 447
179,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 1,417
321,971 Asia Cement Corp. (Construction Materials)
(b) ........................ 381
17,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 816
1,000 ASPEED Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 230
39,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 678

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
55,000 Caliway Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a) ........... $ 271
43,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 284
249,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 601
32,640 Chailease Holding Co. Ltd. (Financial
Services) .................... 109
200,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 188
18,000 Chroma ATE, Inc. (Electronic Equipment,
Instruments & Components) ...... 445
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,164
322,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 311
621,000 CTBC Financial Holding Co. Ltd. (Banks)
(b) ........................ 992
102,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 3,112
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 245
289,500
E.Sun Financial Holding Co. Ltd. (Banks) 311
23,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 281
15,000 Elite Material Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 786
4,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 220
77,000
Eva Airways Corp. (Passenger Airlines) .. 90
62,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 374
226,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(b) .................. 635
25,000 Feng TAY Enterprise Co. Ltd. (Textiles,
Apparel & Luxury Goods) ....... 93
176,300
First Financial Holding Co. Ltd. (Banks) . 165
74,000 Formosa Chemicals & Fibre Corp.
(Chemicals) .................. 75
91,000
Formosa Plastics Corp. (Chemicals) ..... 113
8,800 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 214
491,997 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,506
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 229
5,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 336
24,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 310
14,000 Gold Circuit Electronics Ltd. (Electronic
Equipment, Instruments &
Components) ................. 306
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
637,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. $ 4,669
15,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 262
99,990 Hua Nan Financial Holdings Co. Ltd.
(Banks) ..................... 99
493,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 268
12,000 International Games System Co. Ltd.
(Entertainment) ............... 275
150,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 205
5,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 436
1,448,340
KGI Financial Holding Co. Ltd. (Insurance) 794
3,000 King Slide Works Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 358
50,000 King Yuan Electronics Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 394
6,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 475
120,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 627
4,000 Lotes Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 165
78,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,586
1,067,475
Mega Financial Holding Co. Ltd. (Banks) 1,360
242,000
Nan Ya Plastics Corp. (Chemicals) ...... 463
4,000 Nien Made Enterprise Co. Ltd. (Household
Durables) ................... 46
39,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 464
151,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 329
14,426
PharmaEssentia Corp. (Biotechnology) .. 216
140,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,209
18,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 280
447,424 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... 407
77,250 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 60
197,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services)(a) ... 680
1,253,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 61,600
675,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 498
51,000 Teco Electric and Machinery Co. Ltd.
(Electrical Equipment) .......... 137

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. $ 607
1,154,104
TS Financial Holding Co. Ltd. (Banks) .. 749
77,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 538
64,000 Uni-President Enterprises Corp. (Food
Products) .................... 157
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 781
58,000 Vanguard International Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 169
15,000
Wan Hai Lines Ltd. (Marine Transportation) 37
151,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 722
6,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(b) ........ 855
93,212 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 683
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 164
984,087 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 1,230
39,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 176
106,180
Thailand — 0.62%
77,700 Advanced Info Service PCL, Class F
(Wireless Telecommunication
Services) .................... 773
338,900 Airports of Thailand PCL, Class F
(Transportation Infrastructure) ..... 569
117,800 Bangkok Dusit Medical Services PCL -
NVDR (Health Care Providers &
Services) .................... 72
23,100 Bumrungrad Hospital PCL - NVDR (Health
Care Providers & Services) ....... 115
44,100 Charoen Pokphand Foods PCL - NVDR
(Food Products) ............... 31
76,200 CP ALL PCL - NVDR (Consumer Staples
Distribution & Retail) ........... 105
41,000 CP AXTRA PCL - NVDR, Class R
(Consumer Staples Distribution &
Retail) ...................... 20
161,300 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 881
263,202 Gulf Development PCL, Class F
(Independent Power and Renewable
Electricity Producers)(a) ......... 347
29,803 Gulf Development PCL - NVDR, Class R
(Independent Power and Renewable
Electricity Producers)(a) ......... 39
578,500
Krung Thai Bank PCL, Class F (Banks) .. 518
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
531,400 Minor International PCL, Class F (Hotels,
Restaurants & Leisure) .......... $ 409
145,075 PTT Exploration & Production PCL, Class F
(Oil, Gas & Consumable Fuels) .... 519
260,400 PTT PCL - NVDR (Oil, Gas & Consumable
Fuels) ...................... 264
56,900
SCB X PCL (Banks) ................ 251
19,800 The Siam Cement PCL - NVDR
(Construction Materials) ......... 115
362,200 True Corp. PCL - NVDR, Class R
(Diversified Telecommunication
Services) .................... 125
5,153
Turkey — 0.26%
159,726
Akbank TAS (Banks) ............... 259
86,040 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 464
30,920 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 386
315,062 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 175
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(a) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 146
22,507
Turk Hava Yollari AO (Passenger Airlines) 141
54,686 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 119
71,086 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 305
239,232
Yapi ve Kredi Bankasi A/S (Banks)(a) ... 202
2,197
United Arab Emirates — 0.87%
237,704
Abu Dhabi Commercial Bank PJSC (Banks) 926
12,394
Abu Dhabi Islamic Bank PJSC (Banks) .. 70
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(b) ....... 168
69,985 ADNOC Drilling Co. PJSC (Energy
Equipment & Services)(b) ....... 102
101,455 Adnoc Gas PLC (Energy Equipment &
Services)(b) .................. 98
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 450
212,022 Americana Restaurants International PLC
- Foreign Co. (Hotels, Restaurants &
Leisure) .................... 94
59,352 Dubai Electricity & Water Authority PJSC
(Multi-Utilities) ............... 45
409,116
Dubai Islamic Bank PJSC (Banks) ...... 1,032
30,986 Emaar Development PJSC (Real Estate
Management & Development) ..... 128
311,686 Emaar Properties PJSC (Real Estate
Management & Development) ..... 1,189
36,331
Emirates NBD Bank PJSC (Banks) ..... 276

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Arab Emirates (continued)
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... $ 932
296,965
First Abu Dhabi Bank PJSC (Banks) .... 1,409
122,403 Salik Co. PJSC (Transportation
Infrastructure) ................ 212
182,605 Two Point Zero Group PJSC (Industrial
Conglomerates)(a) ............. 130
7,261
United Kingdom — 0.26%
25,078
Anglogold Ashanti PLC (Metals & Mining) 2,161
United States — 0.26%
42,000 BeOne Medicines Ltd., Class H
(Biotechnology)(a) ............. 966
8,000
Bizlink Holding, Inc. (Electrical Equipment) 387
4,494 Legend Biotech Corp., ADR
(Biotechnology)(a) ............. 98
4,795
Southern Copper Corp. (Metals & Mining) 688
2,139
Total Common Stocks (cost $337,436 ) .. 536,842
Preferred Stock — 0.00%
India — 0.00%
22,008 TVS Motor Co. Ltd. ,6.00% (Automobiles)
(a) ........................ 2
Total Preferred Stock (cost $2 ) ....... 2
Contingent Right — 0.00%
Taiwan — 0.00%
1,736 Unimicron Technology CVR, 1/5/26
(Semiconductors & Semiconductor
Equipment) .................. 6
Total Contingent Right (cost $— ) ..... 6
Investment Companies — 35.30%
International Equity Funds — 30.62%
698,123
Aberdeen Asia Focus PLC ........... 3,411
410,778 Aberdeen Emerging Markets ex China Fund,
Inc. ........................ 2,875
191,709 Aberdeen New India Investment Trust
PLC(a) ..................... 2,021
458,848
Baillie Gifford China Growth Trust PLC . 1,893
39,266 Barings Emerging EMEA Opportunities
PLC ....................... 414
588,968
BlackRock Frontiers Investment Trust PLC 1,435
170,093 BlackRock Latin American Investment Trust
PLC ....................... 922
665,296
Fidelity China Special Situations PLC ... 2,693
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
382,163
Fidelity Emerging Markets Ltd. ........ $ 5,470
386,000
INVESCO Asia Dragon Trust PLC ..... 2,199
429,200
iShares Core MSCI Emerging Markets ETF 28,851
279,700
iShares MSCI India ETF ............. 15,118
11,200
iShares MSCI South Korea ETF ....... 1,089
32,000
iShares MSCI Taiwan ETF ........... 2,033
93,007
JPMorgan Asia Growth & Income PLC .. 550
641,171
JPMorgan China Growth & Income ..... 2,441
2,761,481 JPMorgan Emerging Markets Growth &
Income PLC ................. 5,093
47,711
JPMorgan India Growth & Income PLC .. 653
420,069
Mobius Investment Trust PLC ......... 785
128,464
Morgan Stanley China A Share Fund, Inc. 2,230
7,864
Morgan Stanley India Investment Fund, Inc. 196
337,517
Pacific Assets Trust PLC ............. 1,633
212,796
Pacific Horizon Investment Trust PLC ... 2,234
585,491
Schroder AsiaPacific Fund PLC ........ 5,178
405,491 Scottish Oriental Smaller Companies Trust
PLC ....................... 1,495
354,931
Templeton Dragon Fund, Inc. ......... 3,997
116,016
Templeton Emerging Markets Fund ..... 1,976
4,471,598 Templeton Emerging Markets Investment
Trust PLC ................... 14,105
53,607
The India Fund, Inc. ................ 735
94,213
The Korea Fund, Inc. ............... 3,422
39,134
The Mexico Equity and Income Fund, Inc. 484
110,082
The Mexico Fund, Inc. .............. 2,217
112,774
The Taiwan Fund, Inc. .............. 6,020
892,657
The Utilico Emerging Markets Trust PLC . 3,231
548,260
Vanguard FTSE Emerging Markets ETF . 29,474
249,640
Vanguard FTSE Europe ETF .......... 20,872
35,772
Vietnam Enterprise Investments Ltd.(a) .. 382
336,583
VinaCapital Vietnam Opportunity Fund Ltd. 2,123
1,235
Weiss Korea Opportunity Fund Ltd.(c) ... —
2,232,746 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... 73,347
255,297
International Fixed Income — 0.29%
241,544
Aberdeen Asian Income Fund Ltd. ...... 856
695,520 JPMorgan Global Emerging Markets Income
Trust PLC ................... 1,597
2,453
Money Market Funds — 4.39%
36,571,429 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.68%(d) .................... 36,572
36,572
Total Investment Companies (cost
$241,780 ) ....................... 294,322

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Security Description
Value
(000)
Total Investments (cost $579,218 ) —
99.69% ..................... $ 831,172
Other assets in excess of liabilities —
0.31% ...................... 2,565
Net Assets - 100.00% .............. $ 833,737
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025 .
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 0.74% 63.65% — 64.39%
Preferred Stock ................................................................................................................................. — — — — %
Contingent Right .............................................................................................................................. — — — — %
Investment Companies ..................................................................................................................... 10.81% 0.11% 24.38% 35.30%
Other Assets (Liabilities) ................................................................................................................. 0.34% 0.01% -0.04% 0.31%
Total Net Assets .......................................................................................................................... 11.89% 63.77% 24.34% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future ..................... 545 3/20/26 $ 38,461 $ 556
$ 38,461 $ 556
Total Unrealized Appreciation ..................... $ 556
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 556
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
103
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.16%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2 .......... 1.39 7/15/30 $ 14
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class A4, Callable 12/18/26 @
100.00 ................................................... 5.30 12/18/29 10
30 Hyundai Auto Receivables Trust, Series 2024-B, Class A3, Callable 9/15/28 @
100.00 ................................................... 4.84 3/15/29 31
10 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A4, Callable 5/15/28 @
100.00 ................................................... 4.69 2/18/31 10
20 Santander Drive Auto Receivables Trust, Series 2025-4, Class A3 ............ 4.17 4/15/30 20
10 Synchrony Card Funding LLC, Series 2024-A1, Class A ................... 5.04 3/15/30 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, Callable 1/15/28 @
100.00 ................................................... 4.77 4/16/29 15
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4, Callable 7/15/28 @
100.00 ................................................... 4.83 11/15/29 25
20 Verizon Master Trust, Series 2025-1, Class A, Callable 1/20/28 @ 100.00 ....... 4.71 1/21/31 20
25 WF Card Issuance Trust, Series 2024-A1, Class A ........................ 4.94 2/15/29 26
Total Asset Backed Securities (cost $181) ............................ 181
Collateralized Mortgage-Backed Securities — 0.55%
20 BANK, Series 2019-BN21, Class A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 19
25 BANK, Series 2022-BNK41, Class A4 ................................ 3.79(a) 4/15/65 24
25 BANK, Series 2024-5YR12, Class A2, Callable 12/15/29 @ 100.00 ........... 5.42 12/15/57 26
20 BBCMS Mortgage Trust, Series 2020-C7, Class AS, Callable 4/15/30 @ 100.00 .. 2.44 4/15/53 17
10 BBCMS Mortgage Trust, Series 2023-C21, Class A5, Callable 9/15/33 @ 100.00 . 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 14
10 Benchmark Mortgage Trust, Series 2020-IG1, Class AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 10
25 Benchmark Mortgage Trust, Series 2024-V11, Class AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 26
25 BMO Mortgage Trust, Series 2025-C11, Class A5, Callable 2/15/35 @ 100.00 ... 5.69 2/15/58 26
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 14
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, Callable 12/15/29
@ 100.00 ................................................ 3.10 12/15/72 10
9 Fannie Mae-ACES, Series 2020-M52, Class A2 ......................... 1.32(a) 10/25/30 8
18 Fannie Mae-ACES, Series 2020-M14, Class A2 ......................... 1.78 5/25/30 16
15 Fannie Mae-ACES, Series 2018-M1, Class A2 .......................... 2.98(a) 12/25/27 15
13 Fannie Mae-ACES, Series 2017-M12, Class A2 ......................... 3.06(a) 6/25/27 12
18 Fannie Mae-ACES, Series 2019-M5, Class A2 .......................... 3.27 2/25/29 18
24 Fannie Mae-ACES, Series 2018-M10, Class A2 ......................... 3.35(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class
A2 ..................................................... 1.31 5/25/30 18
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class
A2 ..................................................... 1.38 7/25/30 22
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
A2 ..................................................... 1.72 5/25/35 16
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class
A2 ..................................................... 2.07 1/25/31 23
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
A2 ..................................................... 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
A2 ..................................................... 2.18 8/25/36 8
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class
A2 ..................................................... 3.51 3/25/29 50
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class
A2 ..................................................... 3.78 11/25/32 19
19 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-168, Class
A1 ..................................................... 4.13 10/25/34 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class
A2 ..................................................... 4.41 3/25/30 $ 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 25
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 25
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 25
Total Collateralized Mortgage-Backed Securities (cost $640) ............. 606
U.S. Government Agency Mortgages — 9.36%
12 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 11
38 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 29
32 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 29
18 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 15
12 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 11
35 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 28
18 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 14
17 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 13
18 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 14
17 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 15
16 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 15
15 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 14
17 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 13
31 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 26
17 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 15
19 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 15
19 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 16
33 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 27
14 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 12
16 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 13
19 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 16
17 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 14
18 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 15
14 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 13
18 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 16
19 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 15
25 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 24
37 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 30
18 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 15
36 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 29
18 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 15
17 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 15
36 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 29
25 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 22
39 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 31
19 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 16
17 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 14
40 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 32
15 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 13
23 Fannie Mae, Pool #MA4413 ....................................... 2.00 9/1/51 19
19 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 16
19 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 18
34 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 28
34 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 28
33 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 27

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 $ 15
16 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 13
16 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 13
34 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 28
31 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 25
2 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 2
18 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 14
33 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 27
28 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 26
34 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 28
17 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 14
17 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 14
27 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 25
35 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 29
17 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 14
16 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 13
36 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 29
17 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 14
10 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 9
14 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 13
17 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 15
13 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 11
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 4
17 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 15
6 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 6
19 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 16
18 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 16
3 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
17 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 15
24 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 21
19 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 17
3 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 3
14 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 12
11 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 10
18 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 15
17 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 15
18 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 15
8 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 8
14 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 12
2 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 2
18 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 15
34 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 29
20 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 17
17 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 15
19 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 16
16 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 15
19 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 16
4 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 4
20 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 17
13 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 11
17 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 15
18 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 16
11 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 9
11 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 10
15 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 13
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
5 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 4
5 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 5
10 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 9

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 10 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 $ 9
6 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 6
6 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 5
13 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 11
4 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 4
8 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 8
12 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 10
4 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 4
12 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 10
5 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
4 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
4 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
5 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
11 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 10
8 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 7
19 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 17
4 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
5 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 4
5 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 4
5 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 5
7 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
19 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 17
14 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 13
10 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 9
22 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 20
12 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 10
5 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 4
21 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 20
8 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 7
8 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 7
5 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
4 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 4
8 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 7
6 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
4 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 3
3 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 3
8 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 7
3 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
5 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 5
9 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 8
20 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 17
19 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 17
9 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 8
5 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 5
7 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 6
16 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 15
6 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
18 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 16
7 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 6
4 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
8 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 7
19 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 17
19 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 17
7 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 6
3 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 3
6 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 $ 8
11 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 10
4 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
22 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
5 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
— Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 —
3 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 4
8 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
11 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 10
8 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 7
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
4 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
5 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 2
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 7
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
3 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
2 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
20 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 19
6 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
38 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 36
7 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 7
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
10 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 9
7 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 7
3 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 3
4 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
4 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
4 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 4
8 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
2 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 2
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
5 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
11 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 10
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 3
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
5 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 2
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
2 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
3 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
3 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 3
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 3
7 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 6
5 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 5
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 5
4 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
3 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 3
3 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 3
1 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 1
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
21 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 19
6 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 6
7 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 $ 4
— Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 —
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
2 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 2
6 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 5
5 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
3 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 3
7 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 6
20 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 20
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
20 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 19
12 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 12
2 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 2
2 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 2
5 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 5
4 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
22 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 21
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
2 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 2
6 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
4 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 4
2 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 2
9 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 8
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
1 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 1
2 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
4 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 4
7 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 7
24 Fannie Mae, Pool #MA5643 ....................................... 4.00 3/1/55 23
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 2
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 3
— Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 —
3 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 3
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 6
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 2
3 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 3
6 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
7 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 7
3 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
2 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 5
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
7 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 6
8 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 8
3 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 3
8 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 8
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 3
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
1 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 1

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 $ 2
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
37 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 36
9 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 9
2 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 2
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
13 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 13
16 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 16
3 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 3
21 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 22
21 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 21
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 2
25 Fannie Mae, Pool #MA5909 ....................................... 5.00 12/1/55 25
23 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 23
18 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 18
12 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 12
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
6 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 6
23 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 23
23 Fannie Mae, Pool #CB9331 ....................................... 5.50 10/1/54 24
37 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 38
20 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 21
2 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 2
21 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 21
19 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 20
19 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 20
18 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 19
20 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 21
24 Fannie Mae, Pool #FA1252 ........................................ 5.50 4/1/55 24
19 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 20
22 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 23
20 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 20
17 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 18
20 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 21
8 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 8
24 Fannie Mae, Pool #CC0721 ....................................... 6.00 7/1/55 25
23 Fannie Mae, Pool #CB9160 ....................................... 6.00 9/1/54 24
24 Fannie Mae, Pool #CC0405 ....................................... 6.00 5/1/55 25
19 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 20
23 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 24
17 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 18
17 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 17
21 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 22
18 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 18
17 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 17
25 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 26
23 Fannie Mae, Pool #FA3200 ........................................ 6.50 8/1/55 24
22 Fannie Mae, Pool #CB7651 ....................................... 6.50 12/1/53 23
19 Fannie Mae, Pool #MA5631 ....................................... 6.50 2/1/55 19
30 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 31
17 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 17
21 Fannie Mae, Pool #FA1000 ........................................ 7.00 2/1/55 22
50 Fannie Mae, 15 YR TBA ......................................... 1.50 1/25/41 45
25 Fannie Mae, 15 YR TBA ......................................... 4.00 1/25/41 25
25 Fannie Mae, 15 YR TBA ......................................... 4.50 1/25/41 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 1/25/41 25
25 Fannie Mae, 15 YR TBA ......................................... 5.50 1/25/41 26
25 Fannie Mae, 30 YR TBA ......................................... 1.50 1/25/56 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 50 Fannie Mae, 30 YR TBA ......................................... 2.00 1/25/56 $ 40
50 Fannie Mae, 30 YR TBA ......................................... 2.50 1/25/56 42
25 Fannie Mae, 30 YR TBA ......................................... 3.00 1/25/56 22
50 Fannie Mae, 30 YR TBA ......................................... 3.50 1/25/56 46
25 Fannie Mae, 30 YR TBA ......................................... 4.00 1/25/56 24
50 Fannie Mae, 30 YR TBA ......................................... 4.50 1/25/56 49
25 Fannie Mae, 30 YR TBA ......................................... 5.00 1/25/56 25
25 Fannie Mae, 30 YR TBA ......................................... 5.00 2/25/56 25
75 Fannie Mae, 30 YR TBA ......................................... 5.50 1/25/56 75
25 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/56 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 2/25/56 26
100 Fannie Mae, 30 YR TBA ......................................... 6.00 1/25/56 102
50 Fannie Mae, 30 YR TBA ......................................... 6.50 1/25/56 51
25 Fannie Mae, 30 YR TBA ......................................... 7.00 1/25/56 26
17 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 15
38 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 29
16 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 15
37 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 28
17 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 15
13 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 12
14 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 13
19 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 16
36 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 29
15 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 13
12 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 11
35 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 29
39 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 32
20 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 16
18 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 15
18 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 15
39 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 32
20 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 16
18 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 14
40 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 33
17 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 14
17 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 14
17 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 14
18 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 15
38 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 31
34 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 27
40 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 33
16 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 13
23 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 21
15 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 12
17 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 13
20 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 16
34 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 28
9 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 9
36 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 29
30 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 28
17 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 15
36 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 29
14 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 13
16 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 13
14 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 13
18 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 14
19 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 16
14 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 13
19 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 33 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 $ 27
34 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 28
17 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 15
19 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 18
38 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 33
14 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 12
17 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 14
11 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 9
18 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 16
18 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
9 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 8
35 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 30
20 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 17
5 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 5
14 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 12
37 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 32
21 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 18
18 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 15
18 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 15
13 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 11
11 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 9
18 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 15
16 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 15
12 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 11
26 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 23
26 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 22
12 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 11
20 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 17
16 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 14
17 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 15
18 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 15
39 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 33
4 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 4
13 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 11
17 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 14
32 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 28
40 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 34
17 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 14
19 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 16
12 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 10
25 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 22
14 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 12
10 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 9
5 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 5
27 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 25
11 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 10
9 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 9
12 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 10
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 3
19 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 17
7 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 6
8 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 7
19 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 16
5 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 5
31 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 28
9 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 8
8 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 8
4 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 4
5 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 $ 12
19 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 18
2 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2
11 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 11
5 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 4
4 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
7 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 6
7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 6
3 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
5 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 5
19 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 18
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
3 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
5 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 5
9 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 9
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
20 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 19
41 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 39
2 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
5 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 5
11 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 10
6 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 6
2 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
6 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 6
4 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
42 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 40
6 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 5
4 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
24 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 23
20 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 19
42 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 41
22 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 21
2 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
20 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 20
5 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 5
42 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 42
22 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 22
21 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 21
20 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 20
24 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 24
23 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 23
23 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 23
21 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 21
20 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 20
22 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 22
21 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 21
21 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 22
18 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 19
22 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 22
20 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 21
40 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 41
20 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 20
19 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 20
23 Freddie Mac, Pool #SL1558 ....................................... 5.50 6/1/55 24
24 Freddie Mac, Pool #SL1542 ....................................... 5.50 6/1/55 24
20 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 21
22 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 22

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 24 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 $ 24
22 Freddie Mac, Pool #SD7132 ....................................... 5.50 12/1/54 22
20 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 21
24 Freddie Mac, Pool #SL2723 ....................................... 5.50 10/1/54 24
17 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 18
18 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 18
21 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 22
21 Freddie Mac, Pool #SD6226 ....................................... 6.00 8/1/54 22
17 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 18
19 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 20
34 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 35
17 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 17
18 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 18
18 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 19
23 Freddie Mac, Pool #SL1803 ....................................... 6.00 7/1/55 24
16 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 17
18 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 19
23 Freddie Mac, Pool #SL1127 ....................................... 6.00 12/1/54 23
17 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 18
21 Freddie Mac, Pool #SL1882 ....................................... 6.50 5/1/55 21
24 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 25
13 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 14
19 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 20
16 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 16
12 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 13
4 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 3
4 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 4
5 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 4
6 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 5
10 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 9
3 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 3
6 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 6
13 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 12
1 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 1
4 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 4
4 Freddie Mac Gold, Pool #G08803 ................................... 3.00 3/1/48 4
4 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3
4 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 4
6 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 4
6 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 6
5 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
5 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 5
4 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 4
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 3
6 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 6
3 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 3
12 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 12
4 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 4
4 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 4
— Freddie Mac Gold, Pool #J14069 .................................... 3.50 1/1/26 —
6 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 6
14 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 13
3 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 3
3 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 3
7 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 7
6 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 6
3 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 3
7 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 $ 3
8 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 7
9 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 9
12 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 12
3 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 3
3 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 3
3 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 3
4 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
6 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 6
7 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 7
6 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 6
3 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 3
9 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 9
7 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 7
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
19 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 16
28 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 23
30 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 25
19 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 15
19 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 16
33 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 28
17 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 14
17 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 14
16 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 13
16 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 13
18 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 15
15 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 12
27 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 22
16 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 13
36 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 30
19 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 16
18 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 15
15 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 12
28 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 24
16 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 14
6 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 5
11 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 10
11 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 10
35 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 30
18 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 16
8 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 7
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
3 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
17 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 15
35 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 30
15 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 13
20 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 17
28 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 24
36 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 31
26 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 22
3 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 3
32 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 28
33 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 29
15 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 13
19 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 16
4 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 4
6 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 5
3 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
8 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 7

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 $ 10
6 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 5
8 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 7
10 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 9
13 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 12
6 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
19 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 17
17 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 16
7 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 6
10 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 9
6 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 5
9 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 8
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 4
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 4
5 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 4
6 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
6 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 6
5 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
8 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 7
15 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 13
6 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 6
1 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 1
4 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
7 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 6
4 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 4
9 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 8
17 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 15
12 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 11
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
4 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
12 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 11
8 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 7
6 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
1 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 1
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
11 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 10
6 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 5
6 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 6
7 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 7
5 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
3 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 3
5 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 5
6 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 6
4 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 4
8 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 7
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
13 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 12
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 5
6 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 6
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 4
6 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 6
3 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 3
3 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
6 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 6
7 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 6
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 $ 5
4 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4
3 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
3 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 3
19 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 17
6 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 6
5 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 5
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 5
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 6
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
24 Government National Mortgage Association, Pool #MA9962 ................ 4.00 10/20/54 23
2 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 2
2 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 2
2 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
2 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 2
2 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 2
2 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 2
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 3
2 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 2
2 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 2
6 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 6
8 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 7
5 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
19 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 18
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
21 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 20
20 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 19
5 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 5
5 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 5
21 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 20
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
4 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 4
2 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 2
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
24 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 23
4 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
18 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 18
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
5 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 5
11 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 11
21 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 21
2 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 2
20 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 20
23 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 23
24 Government National Mortgage Association, Pool #MA9849 ................ 4.50 8/20/54 23
6 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 6
21 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 21
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
24 Government National Mortgage Association, Pool #MB0204 ................ 5.00 2/20/55 24
8 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 9
20 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 20
11 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 11
24 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 24
2 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 2
2 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 2
24 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 24
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 42 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 $ 42
21 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 21
23 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 23
21 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 21
25 Government National Mortgage Association, Pool #MB0424 ................ 5.50 6/20/55 25
25 Government National Mortgage Association, Pool #MB0556 ................ 5.50 8/20/55 25
21 Government National Mortgage Association, Pool #MB0259 ................ 5.50 3/20/55 21
21 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 21
22 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 22
20 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 20
19 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 19
19 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 20
18 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 19
19 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 19
23 Government National Mortgage Association, Pool #MA8570 ................ 5.50 1/20/53 23
24 Government National Mortgage Association, Pool #MB0308 ................ 5.50 4/20/55 24
23 Government National Mortgage Association, Pool #MB0309 ................ 6.00 4/20/55 23
17 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 17
20 Government National Mortgage Association, Pool #MB0260 ................ 6.00 3/20/55 21
16 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 17
15 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 15
14 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 15
15 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 16
14 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 14
17 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 17
17 Government National Mortgage Association, Pool #MB0148 ................ 6.00 1/20/55 18
24 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 25
50 Government National Mortgage Association, 30 YR TBA .................. 2.00 1/20/56 41
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 1/20/56 22
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 1/20/56 22
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 1/20/56 46
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 1/20/56 24
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 1/20/56 25
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 2/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 5.50 1/20/56 25
25 Government National Mortgage Association, 30 YR TBA .................. 5.50 2/20/56 25
25 Government National Mortgage Association, 30 YR TBA .................. 6.00 2/20/55 25
50 Government National Mortgage Association, 30 YR TBA .................. 6.50 1/20/56 51
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 1/20/55 26
Total U.S. Government Agency Mortgages (cost $11,210) ................ 10,382
U.S. Government Agency Securities — 0.28%
25 Fannie Mae ................................................... 0.75 10/8/27 24
25 Fannie Mae, Callable 3/18/26 @ 100.00 ............................... 0.88 12/18/26 24
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
28 Federal Farm Credit Banks Funding Corp., Callable 1/13/26 @ 100.00 ......... 1.55 7/26/30 25
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 31
30 Federal Home Loan Banks, Callable 2/26/26 @ 100.00 .................... 0.90 2/26/27 29
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 25
25 Federal Home Loan Banks ........................................ 3.50 10/4/27 25
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities (continued)
$ 10 Tennessee Valley Authority ........................................ 4.25 9/15/52 $ 9
Total U.S. Government Agency Securities (cost $316) ................... 313
Corporate Bonds — 11.83%
155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 138
13 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 13
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 23
115 American Express Co. (Consumer Finance), Callable 4/25/35 @ 100.00  ....... 5.67 (SOFR + 179
bps)(c) 4/25/36 121
60 Amgen, Inc. (Biotechnology), Callable 11/25/30 @ 100.00  ................. 2.30 2/25/31 54
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 56
70 Amgen, Inc. (Biotechnology), Callable 9/2/42 @ 100.00  .................. 5.60 3/2/43 70
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 9
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 153
175 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 161
70 Arthur J Gallagher & Co (Insurance), Callable 9/9/51 @ 100.00  ............. 3.05 3/9/52 44
65 Arthur J Gallagher & Co (Insurance), Callable 11/15/34 @ 100.00  ........... 5.15 2/15/35 66
175 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 117
35 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 29
45 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 38
125 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 131
235 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 215
220 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 220
130 Bank of America Corp. (Banks), Callable 1/24/35 @ 100.00  ................ 5.51 (SOFR + 131
bps)(c) 1/24/36 136
55 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 51
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 36
60 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 49
185 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 178
100 Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00  ............. 4.50 3/15/29 100
120 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable 1/1/32
@ 100.00  ................................................ 5.25 4/21/32 123
25 Capital One Financial Corp. (Consumer Finance), Callable 7/29/31 @ 100.00  ... 2.36 (SOFR + 134
bps)(c) 7/29/32 22
75 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 67
160 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(c) 7/26/30 166
119 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 104
35 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 33
220 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 198
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 41
60 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/16/26 @
101.50  .................................................. 4.50 10/1/29 60
60 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 61
75 Citigroup, Inc. (Banks), Callable 1/28/26 @ 100.00  ...................... 1.12 (SOFR + 77
bps)(c) 1/28/27 75
235 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 225
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 175

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 105 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 $ 77
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 22
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 9
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 10
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 35
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 110
97 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 96
15 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 16
100 COPT Defense Properties LP (Specialized REITs), Callable 11/15/28 @ 100.00  .. 2.00 1/15/29 93
10 COPT Defense Properties LP (Office REITs), Callable 9/15/30 @ 100.00  ....... 4.50 10/15/30 10
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 126
115 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 115
65 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 61
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 54
30 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 29
110 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 108
116 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 113
5 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 4
28 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 27
85 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 98
30 Dominion Energy, Inc. (Multi-Utilities), Callable 4/15/28 @ 100.00  .......... 4.60 5/15/28 30
49 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 38
35 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 36
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 37
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13
70 Elevance Health, Inc. (Health Care Providers & Services), Callable 12/1/27 @
100.00  .................................................. 4.10 3/1/28 70
70 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 63
50 Eli Lilly & Co. (Pharmaceuticals), Callable 8/9/53 @ 100.00  ............... 5.00 2/9/54 47
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 84
160 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69 (d) 7.38 2/1/31 166
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 91
143 Federal Express Corp. Pass Through Trusts, Series 2020-1 (Air Freight & Logistics)   1.88 2/20/34 125
30 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 30
65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 67
20 General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00  .............. 4.20 10/1/27 20
170 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 178
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 61
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 58
20 Gilead Sciences, Inc. (Biotechnology), Callable 4/15/53 @ 100.00  ........... 5.55 10/15/53 20
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 73
20 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 21
80 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 83
15 HCA, Inc. (Health Care Providers & Services), Callable 10/1/53 @ 100.00  ..... 6.00 4/1/54 15
50 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 51
30 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 30
25 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 21
35 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 36
355 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 326
160 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(c) 1/23/35 166
20 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 21
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 96

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 10 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 $ 11
50 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 47
110 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 116
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 107
20 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 19
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 50
183 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 176
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 74
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 27
35 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 33
30 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 28
30 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 18
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 96
27 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 26
48 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 50
92 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 86
310 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 284
90 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 7/22/28 89
20 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(c) 11/1/34 22
70 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 72
30 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 32
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 102
25 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 29
125 News Corp. (Media), Callable 1/16/26 @ 100.97 (d) ...................... 3.88 5/15/29 121
35 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 36
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 93
70 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 72
65 NiSource, Inc. (Multi-Utilities), Callable 10/1/54 @ 100.00  ................ 5.85 4/1/55 65
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 60
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 54
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 60
10 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 9
28 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 27
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels)   .......................... 5.38 1/1/26 165
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 72
30 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 31
50 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 42
10 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 10
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 64
140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 148
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 72
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 49
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 21
15 Prudential Financial, Inc. (Insurance)   ................................ 6.63 6/21/40 17
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 24
146 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 147
35 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 32
65 RELX Capital, Inc. (Financial Services), Callable 2/20/32 @ 100.00  .......... 4.75 5/20/32 66
155 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 154

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 30 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 $ 27
65 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 65
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 104
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 73
40 Sabra Health Care LP (Health Care REITs), Callable 7/15/29 @ 100.00  ........ 3.90 10/15/29 39
45 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 46
70 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 62
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 66
80 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 68
40 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 41
55 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 57
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 49
300 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 270
25 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(c) 10/21/32 23
150 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(c) 4/23/29 149
95 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 82
25 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(c) 6/12/29 26
125 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 132
25 The Travelers Cos., Inc. (Insurance), Callable 12/8/50 @ 100.00  ............. 3.05 6/8/51 17
25 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 21
70 The Travelers Cos., Inc. (Insurance), Callable 4/24/35 @ 100.00  ............. 5.05 7/24/35 71
25 The Walt Disney Co. (Entertainment)   ................................ 2.65 1/13/31 23
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 37
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 41
90 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 87
65 Toyota Motor Credit Corp. (Consumer Finance)   ........................ 4.80 1/5/34 66
10 Truist Financial Corp., MTN (Banks), Callable 10/23/35 @ 100.00  .......... 4.96 (SOFR + 140
bps)(c) 10/23/36 10
95 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(c) 6/8/34 101
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 26
23 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 21
18 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 18
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 77
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 63
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 40
20 Ventas Realty LP (Industrial REITs), Callable 4/1/34 @ 100.00  .............. 5.63 7/1/34 21
89 Verisk Analytics, Inc. (Professional Services)   .......................... 5.13 2/15/36 90
20 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 12
192 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 151
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 65
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 19
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 147
190 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 199

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 $ 63
Total Corporate Bonds (cost $13,289) ............................... 13,114
U.S. Treasury Obligations — 26.65%
123 U.S. Treasury Bond ............................................. 1.13 8/15/40 77
165 U.S. Treasury Bond ............................................. 1.13 5/15/40 105
160 U.S. Treasury Bond ............................................. 1.25 5/15/50 77
178 U.S. Treasury Bond ............................................. 1.38 11/15/40 116
285 U.S. Treasury Bond ............................................. 1.38 8/15/50 140
260 U.S. Treasury Bond ............................................. 1.63 11/15/50 137
230 U.S. Treasury Bond ............................................. 1.75 8/15/41 156
131 U.S. Treasury Bond ............................................. 1.88 2/15/51 73
190 U.S. Treasury Bond ............................................. 1.88 2/15/41 133
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 82
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 101
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 91
81 U.S. Treasury Bond ............................................. 2.00 2/15/50 48
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 74
132 U.S. Treasury Bond ............................................. 2.25 8/15/46 87
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 105
11 U.S. Treasury Bond ............................................. 2.25 8/15/49 7
81 U.S. Treasury Bond ............................................. 2.38 11/15/49 52
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 69
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 81
110 U.S. Treasury Bond ............................................. 2.50 2/15/45 78
140 U.S. Treasury Bond ............................................. 2.50 2/15/46 98
160 U.S. Treasury Bond ............................................. 2.50 5/15/46 111
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 57
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 39
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 58
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 68
80 U.S. Treasury Bond ............................................. 2.88 11/15/46 59
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 103
90 U.S. Treasury Bond ............................................. 2.88 8/15/45 68
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 83
85 U.S. Treasury Bond ............................................. 3.00 11/15/44 66
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 70
100 U.S. Treasury Bond ............................................. 3.00 11/15/45 77
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 41
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 57
40 U.S. Treasury Bond ............................................. 3.00 5/15/45 31
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 37
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 17
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 61
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 21
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 73
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 104
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 21
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 8
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 8
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 77
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 109
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 80
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 65
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 66
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 30

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 35 U.S. Treasury Bond ............................................. 3.88 5/15/43 $ 31
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 9
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 27
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 63
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 120
30 U.S. Treasury Bond ............................................. 4.13 8/15/44 28
130 U.S. Treasury Bond ............................................. 4.25 2/15/54 118
50 U.S. Treasury Bond ............................................. 4.25 8/15/54 45
65 U.S. Treasury Bond ............................................. 4.25 11/15/40 63
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 34
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 15
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 29
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 25
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 25
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 29
85 U.S. Treasury Bond ............................................. 4.50 2/15/36 88
135 U.S. Treasury Bond ............................................. 4.50 11/15/54 128
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 35
155 U.S. Treasury Bond ............................................. 4.63 11/15/55 150
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 30
125 U.S. Treasury Bond ............................................. 4.63 2/15/55 121
30 U.S. Treasury Bond ............................................. 4.63 11/15/44 29
30 U.S. Treasury Bond ............................................. 4.63 11/15/45 29
130 U.S. Treasury Bond ............................................. 4.63 5/15/54 126
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 25
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 79
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 71
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 26
30 U.S. Treasury Bond ............................................. 4.75 2/15/45 30
200 U.S. Treasury Bond ............................................. 4.75 8/15/55 197
200 U.S. Treasury Bond ............................................. 4.75 5/15/55 197
145 U.S. Treasury Bond ............................................. 4.88 8/15/45 147
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 43
25 U.S. Treasury Bond ............................................. 5.00 5/15/45 26
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 43
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 39
135 U.S. Treasury Note .............................................. 0.38 9/30/27 128
55 U.S. Treasury Note .............................................. 0.38 7/31/27 52
20 U.S. Treasury Note .............................................. 0.50 8/31/27 19
40 U.S. Treasury Note .............................................. 0.50 4/30/27 38
55 U.S. Treasury Note .............................................. 0.50 6/30/27 53
165 U.S. Treasury Note .............................................. 0.50 10/31/27 156
160 U.S. Treasury Note .............................................. 0.63 5/15/30 140
105 U.S. Treasury Note .............................................. 0.63 11/30/27 100
170 U.S. Treasury Note .............................................. 0.63 12/31/27 161
250 U.S. Treasury Note .............................................. 0.63 8/15/30 218
25 U.S. Treasury Note .............................................. 0.63 3/31/27 24
205 U.S. Treasury Note .............................................. 0.75 1/31/28 194
270 U.S. Treasury Note .............................................. 0.88 11/15/30 236
65 U.S. Treasury Note .............................................. 1.00 7/31/28 61
296 U.S. Treasury Note .............................................. 1.13 2/15/31 260
60 U.S. Treasury Note .............................................. 1.13 2/28/27 58
110 U.S. Treasury Note .............................................. 1.13 2/29/28 105
75 U.S. Treasury Note .............................................. 1.13 8/31/28 70
130 U.S. Treasury Note .............................................. 1.25 3/31/28 124

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 170 U.S. Treasury Note .............................................. 1.25 9/30/28 $ 160
55 U.S. Treasury Note .............................................. 1.25 4/30/28 52
45 U.S. Treasury Note .............................................. 1.25 5/31/28 43
40 U.S. Treasury Note .............................................. 1.25 6/30/28 38
155 U.S. Treasury Note .............................................. 1.25 8/15/31 135
185 U.S. Treasury Note .............................................. 1.38 10/31/28 174
137 U.S. Treasury Note .............................................. 1.38 11/15/31 119
155 U.S. Treasury Note .............................................. 1.38 12/31/28 146
83 U.S. Treasury Note .............................................. 1.50 2/15/30 76
195 U.S. Treasury Note .............................................. 1.50 11/30/28 184
150 U.S. Treasury Note .............................................. 1.50 1/31/27 147
255 U.S. Treasury Note .............................................. 1.63 5/15/31 229
165 U.S. Treasury Note .............................................. 1.75 1/31/29 156
40 U.S. Treasury Note .............................................. 1.75 11/15/29 37
190 U.S. Treasury Note .............................................. 1.88 2/28/29 180
222 U.S. Treasury Note .............................................. 1.88 2/15/32 198
175 U.S. Treasury Note .............................................. 1.88 2/28/27 172
150 U.S. Treasury Note .............................................. 2.25 2/15/27 148
145 U.S. Treasury Note .............................................. 2.25 8/15/27 142
180 U.S. Treasury Note .............................................. 2.25 11/15/27 176
110 U.S. Treasury Note .............................................. 2.38 5/15/29 106
105 U.S. Treasury Note .............................................. 2.38 5/15/27 103
135 U.S. Treasury Note .............................................. 2.38 3/31/29 130
40 U.S. Treasury Note .............................................. 2.50 3/31/27 40
215 U.S. Treasury Note .............................................. 2.63 2/15/29 209
15 U.S. Treasury Note .............................................. 2.63 7/31/29 15
45 U.S. Treasury Note .............................................. 2.63 5/31/27 44
243 U.S. Treasury Note .............................................. 2.75 8/15/32 227
46 U.S. Treasury Note .............................................. 2.75 7/31/27 45
60 U.S. Treasury Note .............................................. 2.75 5/31/29 58
80 U.S. Treasury Note .............................................. 2.75 2/15/28 79
75 U.S. Treasury Note .............................................. 2.75 4/30/27 74
160 U.S. Treasury Note .............................................. 2.88 5/15/28 158
115 U.S. Treasury Note .............................................. 2.88 4/30/29 112
125 U.S. Treasury Note .............................................. 2.88 8/15/28 123
158 U.S. Treasury Note .............................................. 2.88 5/15/32 149
140 U.S. Treasury Note .............................................. 3.13 11/15/28 138
55 U.S. Treasury Note .............................................. 3.13 8/31/29 54
65 U.S. Treasury Note .............................................. 3.13 8/31/27 65
70 U.S. Treasury Note .............................................. 3.25 6/30/27 70
60 U.S. Treasury Note .............................................. 3.25 6/30/29 59
140 U.S. Treasury Note .............................................. 3.38 11/30/27 140
285 U.S. Treasury Note .............................................. 3.38 5/15/33 273
145 U.S. Treasury Note .............................................. 3.38 12/31/27 145
145 U.S. Treasury Note .............................................. 3.38 9/15/28 144
105 U.S. Treasury Note .............................................. 3.38 9/15/27 105
120 U.S. Treasury Note .............................................. 3.50 12/15/28 120
115 U.S. Treasury Note .............................................. 3.50 11/15/28 115
215 U.S. Treasury Note .............................................. 3.50 11/30/30 213
100 U.S. Treasury Note .............................................. 3.50 9/30/29 100
265 U.S. Treasury Note .............................................. 3.50 2/15/33 258
130 U.S. Treasury Note .............................................. 3.50 9/30/27 130
165 U.S. Treasury Note .............................................. 3.50 1/31/28 165
70 U.S. Treasury Note .............................................. 3.50 4/30/30 70
85 U.S. Treasury Note .............................................. 3.50 4/30/28 85
190 U.S. Treasury Note .............................................. 3.50 10/31/27 190
70 U.S. Treasury Note .............................................. 3.50 1/31/30 70
170 U.S. Treasury Note .............................................. 3.50 10/15/28 170
180 U.S. Treasury Note .............................................. 3.63 9/30/30 179

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 70 U.S. Treasury Note .............................................. 3.63 3/31/30 $ 70
80 U.S. Treasury Note .............................................. 3.63 9/30/31 79
145 U.S. Treasury Note .............................................. 3.63 12/31/30 144
90 U.S. Treasury Note .............................................. 3.63 5/31/28 90
90 U.S. Treasury Note .............................................. 3.63 3/31/28 90
230 U.S. Treasury Note .............................................. 3.63 10/31/30 229
115 U.S. Treasury Note .............................................. 3.63 8/31/29 115
100 U.S. Treasury Note .............................................. 3.63 8/15/28 100
165 U.S. Treasury Note .............................................. 3.63 8/31/27 165
130 U.S. Treasury Note .............................................. 3.63 8/31/30 130
190 U.S. Treasury Note .............................................. 3.75 6/30/27 191
70 U.S. Treasury Note .............................................. 3.75 5/31/30 70
105 U.S. Treasury Note .............................................. 3.75 8/15/27 105
70 U.S. Treasury Note .............................................. 3.75 6/30/30 70
155 U.S. Treasury Note .............................................. 3.75 12/31/30 155
100 U.S. Treasury Note .............................................. 3.75 4/15/28 101
80 U.S. Treasury Note .............................................. 3.75 8/31/31 80
190 U.S. Treasury Note .............................................. 3.75 12/31/28 191
155 U.S. Treasury Note .............................................. 3.75 10/31/32 153
100 U.S. Treasury Note .............................................. 3.75 5/15/28 101
125 U.S. Treasury Note .............................................. 3.75 4/30/27 125
155 U.S. Treasury Note .............................................. 3.75 11/30/32 153
100 U.S. Treasury Note .............................................. 3.88 3/15/28 101
75 U.S. Treasury Note .............................................. 3.88 8/31/32 75
120 U.S. Treasury Note .............................................. 3.88 4/30/30 121
220 U.S. Treasury Note .............................................. 3.88 8/15/33 218
180 U.S. Treasury Note .............................................. 3.88 10/15/27 181
120 U.S. Treasury Note .............................................. 3.88 6/30/30 121
120 U.S. Treasury Note .............................................. 3.88 5/31/27 121
115 U.S. Treasury Note .............................................. 3.88 7/31/27 116
125 U.S. Treasury Note .............................................. 3.88 9/30/32 125
175 U.S. Treasury Note .............................................. 3.88 8/15/34 172
75 U.S. Treasury Note .............................................. 3.88 9/30/29 76
100 U.S. Treasury Note .............................................. 3.88 6/15/28 101
100 U.S. Treasury Note .............................................. 3.88 7/15/28 101
95 U.S. Treasury Note .............................................. 3.88 12/31/32 95
120 U.S. Treasury Note .............................................. 3.88 7/31/30 121
75 U.S. Treasury Note .............................................. 3.88 11/30/29 76
90 U.S. Treasury Note .............................................. 3.88 12/31/27 91
120 U.S. Treasury Note .............................................. 3.88 3/31/27 121
90 U.S. Treasury Note .............................................. 3.88 11/30/27 91
45 U.S. Treasury Note .............................................. 3.88 12/31/29 45
120 U.S. Treasury Note .............................................. 4.00 5/31/30 122
45 U.S. Treasury Note .............................................. 4.00 7/31/30 46
170 U.S. Treasury Note .............................................. 4.00 1/31/29 172
120 U.S. Treasury Note .............................................. 4.00 1/15/27 121
65 U.S. Treasury Note .............................................. 4.00 10/31/29 66
210 U.S. Treasury Note .............................................. 4.00 2/15/34 210
75 U.S. Treasury Note .............................................. 4.00 6/30/32 75
125 U.S. Treasury Note .............................................. 4.00 7/31/32 126
130 U.S. Treasury Note .............................................. 4.00 1/31/31 132
190 U.S. Treasury Note .............................................. 4.00 12/15/27 192
170 U.S. Treasury Note .............................................. 4.00 11/15/35 168
130 U.S. Treasury Note .............................................. 4.00 7/31/29 132
85 U.S. Treasury Note .............................................. 4.00 6/30/28 86
120 U.S. Treasury Note .............................................. 4.00 3/31/30 122
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
75 U.S. Treasury Note .............................................. 4.00 4/30/32 76
140 U.S. Treasury Note .............................................. 4.00 2/28/30 142

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 130 U.S. Treasury Note .............................................. 4.13 3/31/29 $ 132
90 U.S. Treasury Note .............................................. 4.13 9/30/27 91
80 U.S. Treasury Note .............................................. 4.13 3/31/31 81
120 U.S. Treasury Note .............................................. 4.13 2/28/27 121
85 U.S. Treasury Note .............................................. 4.13 7/31/28 86
170 U.S. Treasury Note .............................................. 4.13 1/31/27 171
75 U.S. Treasury Note .............................................. 4.13 2/29/32 76
105 U.S. Treasury Note .............................................. 4.13 2/15/27 106
262 U.S. Treasury Note .............................................. 4.13 11/15/32 264
105 U.S. Treasury Note .............................................. 4.13 11/15/27 106
125 U.S. Treasury Note .............................................. 4.13 11/30/29 127
80 U.S. Treasury Note .............................................. 4.13 10/31/31 81
75 U.S. Treasury Note .............................................. 4.13 3/31/32 76
70 U.S. Treasury Note .............................................. 4.13 7/31/31 71
125 U.S. Treasury Note .............................................. 4.13 10/31/29 127
75 U.S. Treasury Note .............................................. 4.13 5/31/32 76
70 U.S. Treasury Note .............................................. 4.13 8/31/30 71
70 U.S. Treasury Note .............................................. 4.13 11/30/31 71
90 U.S. Treasury Note .............................................. 4.13 10/31/27 91
330 U.S. Treasury Note .............................................. 4.25 8/15/35 332
175 U.S. Treasury Note .............................................. 4.25 2/28/29 179
240 U.S. Treasury Note .............................................. 4.25 11/15/34 243
120 U.S. Treasury Note .............................................. 4.25 1/31/30 123
300 U.S. Treasury Note .............................................. 4.25 5/15/35 302
80 U.S. Treasury Note .............................................. 4.25 6/30/31 82
130 U.S. Treasury Note .............................................. 4.25 6/30/29 133
105 U.S. Treasury Note .............................................. 4.25 3/15/27 106
100 U.S. Treasury Note .............................................. 4.25 2/15/28 102
50 U.S. Treasury Note .............................................. 4.25 2/28/31 51
100 U.S. Treasury Note .............................................. 4.25 1/15/28 101
75 U.S. Treasury Note .............................................. 4.38 1/31/32 77
105 U.S. Treasury Note .............................................. 4.38 7/15/27 106
150 U.S. Treasury Note .............................................. 4.38 11/30/30 154
95 U.S. Treasury Note .............................................. 4.38 8/31/28 97
125 U.S. Treasury Note .............................................. 4.38 12/31/29 128
170 U.S. Treasury Note .............................................. 4.38 5/15/34 174
160 U.S. Treasury Note .............................................. 4.38 11/30/28 164
130 U.S. Treasury Note .............................................. 4.50 5/31/29 134
80 U.S. Treasury Note .............................................. 4.50 12/31/31 83
190 U.S. Treasury Note .............................................. 4.50 5/15/27 193
110 U.S. Treasury Note .............................................. 4.50 4/15/27 111
230 U.S. Treasury Note .............................................. 4.50 11/15/33 238
85 U.S. Treasury Note .............................................. 4.63 4/30/31 89
100 U.S. Treasury Note .............................................. 4.63 9/30/28 103
125 U.S. Treasury Note .............................................. 4.63 9/30/30 130
195 U.S. Treasury Note .............................................. 4.63 2/15/35 203
130 U.S. Treasury Note .............................................. 4.63 4/30/29 134
195 U.S. Treasury Note .............................................. 4.63 6/15/27 198
65 U.S. Treasury Note .............................................. 4.63 5/31/31 68
150 U.S. Treasury Note .............................................. 4.88 10/31/30 158
155 U.S. Treasury Note .............................................. 4.88 10/31/28 161
Total U.S. Treasury Obligations (cost $30,556) ........................ 29,546
Yankee Dollars — 0.67%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 48
134 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 164
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 13
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 51

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 60 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 $ 70
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 91
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 45
85 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 102
55 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 53
25 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 23
50 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 56
9 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 10
20 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 20
Total Yankee Dollars (cost $748) ................................... 746
Shares
Investment Companies — 50.38%
Domestic Fixed Income — 32.91%
1,044,844
iShares U.S. Treasury Bond ETF .................................... 24,057
184,195
State Street SPDR Portfolio Corporate Bond ETF ........................ 5,404
117,091
Vanguard Intermediate-Term Treasury ETF ............................ 7,017
36,478
Money Market Funds — 17.47%
89,077
State Street Institutional Treasury Money Market Fund, Premier Class ......... 3.70(e) 89
19,277,037
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.68(e) 19,278
19,367
Total Investment Companies (cost $55,190) ........................... 55,845
Total Investments (cost $112,130) — 99.88% .......................... 110,733
Other assets in excess of liabilities — 0.12% .......................... 130
Net Assets — 100.00% .......................................... $ 110,863
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on December 31, 2025.
(b) Zero Coupon Security. Effective rate shown is as of December 31, 2025.
(c) Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2025.
(d) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
December 31, 2025.
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.16% — — 0.16%
Collateralized Mortgage-Backed Securities ........................................................... — 0.55% — — 0.55%
U.S. Government Agency Mortgages .................................................................... — 9.36% — — 9.36%
U.S. Government Agency Securities ..................................................................... — 0.28% — — 0.28%
Corporate Bonds ..................................................................................................... 11.83% — — — 11.83%
U.S. Treasury Obligations ...................................................................................... — 26.65% — — 26.65%
Yankee Dollars ....................................................................................................... 0.67% — — — 0.67%
Investment Companies ........................................................................................... 0.08% 1.02% 47.07% 2.21% 50.38%
Other Assets (Liabilities) ........................................................................................ 0.16% -0.71% 0.66% 0.01% 0.12%
Total Net Assets ................................................................................................. 12.74% 37.31% 47.73% 2.22% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future .................. 103 3/20/26 $ 11,581 $ (20)
30 Year US Treasury Bond Future .................. 50 3/20/26 5,780 (6)
$ 17,361 $ (26)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (26)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (26)
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
129
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 0.62%
1,740,900
ACC Claims Holding LLC (Financial Services)^(a)(b) .................... $ –
1,310
Blackstone, Inc. (Capital Markets) ................................... 202
83,381
Chrysalis Investments Ltd. (Financial Services)(c)(d) ..................... 133
1,562
KKR & Co., Inc. (Capital Markets) .................................. 199
83,535
Molten Ventures PLC (Capital Markets)(d) ............................. 566
3,695
The Carlyle Group, Inc. (Capital Markets) ............................. 218
Total Common Stocks (cost $1,092) ................................. 1,318
Investment Companies — 97.12%
Domestic Equity Funds — 13.97%
412,800
Invesco S&P 500 Low Volatility ETF ................................. 29,482
International Equity Funds — 25.58%
50,447
3i Infrastructure PLC ............................................ 254
363,095
Augmentum Fintech PLC(d) ....................................... 445
28,194
CT Private Equity Trust PLC ....................................... 213
149,835
HarbourVest Global Private Equity Ltd.(d) ............................. 6,314
131,883
HgCapital Trust PLC ............................................ 899
131,950
ICG Enterprise Trust PLC ......................................... 2,639
36,000
Literacy Capital PLC ............................................ 186
160,881
NB Private Equity Partners Ltd. .................................... 3,501
208,786
Oakley Capital Investments Ltd. .................................... 1,604
118,686
Partners Group Private Equity Ltd. .................................. 1,457
1,238,940
The Pantheon International PLC(d) .................................. 6,312
360,700
Vanguard FTSE Europe ETF ....................................... 30,158
53,982
Money Market Funds — 57.57%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 3.63(e) 1,177
119,722,700
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.68(e) 119,722
621,981 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 3.49(e) 622
121,521
Total Investment Companies (cost $200,113) .......................... 204,985
Total Investments (cost $201,205) — 97.74% ......................... 206,303
Other assets in excess of liabilities — 2.26% .......................... 4,763
Net Assets — 100.00% .......................................... $ 211,066
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2025.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of December 31,
2025.
(c) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Represents non-income producing security.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
(e) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 0.62% — — 0.62%
Investment Companies ..................................................................................................................... 11.58% 85.53% 0.01% 97.12%
Other Assets (Liabilities) ................................................................................................................. -0.05% 2.29% 0.02% 2.26%
Total Net Assets .......................................................................................................................... 12.15% 87.82% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 541 3/20/26 $ 60,829 $ (108)
5 Year US Treasury Note Future .............................. 588 3/31/26 64,271 (4)
$ 125,100 $ (112)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (112)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (112)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
December 31,
2025 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 45
Daily 5.00 12/20/2030
3.17 $ 76,000 $ (5,791) $ (5,785) $ (6)
$ (5,791) $ (5,785) $ (6)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
132
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.56%
$ 350 Fannie Mae ................................................... 0.75 10/8/27 $ 333
100 Fannie Mae, Callable 3/18/26 @ 100.00 ............................... 0.88 12/18/26 97
200 Fannie Mae ................................................... 0.88 8/5/30 176
300 Fannie Mae ................................................... 6.25 5/15/29 325
160 Fannie Mae ................................................... 6.63 11/15/30 180
180 Fannie Mae ................................................... 7.25 5/15/30 206
75 Federal Farm Credit Banks Funding Corp., Callable 1/13/26 @ 100.00 ......... 1.24 12/23/30 66
468 Federal Farm Credit Banks Funding Corp., Callable 1/13/26 @ 100.00 ......... 1.55 7/26/30 423
115 Federal Farm Credit Banks Funding Corp. ............................. 3.75 7/3/28 115
250 Federal Farm Credit Banks Funding Corp., Callable 3/12/26 @ 100.00 ......... 4.89 9/12/33 250
100 Federal Home Loan Banks ........................................ 1.25 12/21/26 98
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 298
150 Federal Home Loan Banks ........................................ 3.50 10/4/27 150
500 Federal Home Loan Banks ........................................ 3.50 9/9/27 501
250 Federal Home Loan Banks ........................................ 3.88 6/4/27 251
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 303
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 101
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 181
100 Freddie Mac .................................................. 0.00(a) 11/15/38 55
1,000 Freddie Mac, Callable 6/18/26 @ 100.00 .............................. 4.75 12/18/29 1,006
250 Freddie Mac .................................................. 6.25 7/15/32 283
180 Freddie Mac .................................................. 6.75 3/15/31 205
200 Tennessee Valley Authority ........................................ 3.88 8/1/30 200
100 Tennessee Valley Authority ........................................ 4.88 5/15/35 104
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 90
250 Tennessee Valley Authority ........................................ 5.25 2/1/55 248
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 202
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 112
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 160
Total U.S. Government Agency Securities (cost $6,797) .................. 6,719
U.S. Treasury Obligations — 52.28%
2,305 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,465
3,765 U.S. Treasury Bond ............................................. 1.13 8/15/40 2,368
2,660 U.S. Treasury Bond ............................................. 1.25 5/15/50 1,276
3,505 U.S. Treasury Bond ............................................. 1.38 11/15/40 2,279
5,190 U.S. Treasury Bond ............................................. 1.38 8/15/50 2,558
2,995 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,577
3,125 U.S. Treasury Bond ............................................. 1.75 8/15/41 2,113
3,315 U.S. Treasury Bond ............................................. 1.88 2/15/41 2,319
3,295 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,845
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,228
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,321
3,520 U.S. Treasury Bond ............................................. 2.00 2/15/50 2,069
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,490
2,485 U.S. Treasury Bond ............................................. 2.25 8/15/46 1,638
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,831
1,850 U.S. Treasury Bond ............................................. 2.25 8/15/49 1,163
2,350 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,732
1,475 U.S. Treasury Bond ............................................. 2.38 11/15/49 950
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,386
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,438
2,450 U.S. Treasury Bond ............................................. 2.50 5/15/46 1,702
2,410 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,710
3,005 U.S. Treasury Bond ............................................. 2.50 2/15/46 2,096
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 348
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,535
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 794

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 $ 1,656
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 646
2,350 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,690
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,468
1,940 U.S. Treasury Bond ............................................. 2.88 8/15/45 1,458
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 706
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,022
2,455 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,903
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 907
1,900 U.S. Treasury Bond ............................................. 3.00 5/15/45 1,465
600 U.S. Treasury Bond ............................................. 3.00 11/15/45 459
570 U.S. Treasury Bond ............................................. 3.00 2/15/49 421
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 332
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 809
1,670 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,199
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,083
1,205 U.S. Treasury Bond ............................................. 3.13 8/15/44 956
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 954
1,430 U.S. Treasury Bond ............................................. 3.13 5/15/48 1,089
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 824
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 828
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 710
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 1,903
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,113
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,401
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,897
1,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 893
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,271
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 2,924
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,071
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 209
1,275 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,150
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 135
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 804
1,525 U.S. Treasury Bond ............................................. 4.13 8/15/44 1,403
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,676
2,355 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,135
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 127
4,425 U.S. Treasury Bond ............................................. 4.25 8/15/54 4,012
650 U.S. Treasury Bond ............................................. 4.25 11/15/40 628
1,180 U.S. Treasury Bond ............................................. 4.38 11/15/39 1,165
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 538
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 161
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 535
3,055 U.S. Treasury Bond ............................................. 4.50 11/15/54 2,889
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,153
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 260
700 U.S. Treasury Bond ............................................. 4.50 2/15/44 679
690 U.S. Treasury Bond ............................................. 4.50 2/15/36 712
3,045 U.S. Treasury Bond ............................................. 4.63 2/15/55 2,941
2,000 U.S. Treasury Bond ............................................. 4.63 11/15/55 1,932
1,450 U.S. Treasury Bond ............................................. 4.63 11/15/44 1,424
3,230 U.S. Treasury Bond ............................................. 4.63 5/15/54 3,118
450 U.S. Treasury Bond ............................................. 4.63 5/15/44 443
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 681
4,030 U.S. Treasury Bond ............................................. 4.75 8/15/55 3,973
3,405 U.S. Treasury Bond ............................................. 4.75 5/15/55 3,356
655 U.S. Treasury Bond ............................................. 4.75 2/15/45 653
1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,529

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 $ 1,753
1,775 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,746
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 545
1,050 U.S. Treasury Bond ............................................. 4.88 8/15/45 1,062
1,150 U.S. Treasury Bond ............................................. 5.00 5/15/45 1,183
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 252
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 446
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 294
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 231
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 419
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 303
565 U.S. Treasury Bond ............................................. 6.13 11/15/27 591
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,200
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 104
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,033
3,965 U.S. Treasury Note .............................................. 0.38 9/30/27 3,758
2,285 U.S. Treasury Note .............................................. 0.38 7/31/27 2,177
2,630 U.S. Treasury Note .............................................. 0.50 6/30/27 2,516
2,225 U.S. Treasury Note .............................................. 0.50 4/30/27 2,139
1,715 U.S. Treasury Note .............................................. 0.50 5/31/27 1,645
3,725 U.S. Treasury Note .............................................. 0.50 10/31/27 3,530
1,685 U.S. Treasury Note .............................................. 0.50 8/31/27 1,604
2,285 U.S. Treasury Note .............................................. 0.63 11/30/27 2,165
3,245 U.S. Treasury Note .............................................. 0.63 12/31/27 3,068
4,655 U.S. Treasury Note .............................................. 0.63 5/15/30 4,086
6,250 U.S. Treasury Note .............................................. 0.63 8/15/30 5,440
1,225 U.S. Treasury Note .............................................. 0.63 3/31/27 1,183
3,650 U.S. Treasury Note .............................................. 0.75 1/31/28 3,451
6,485 U.S. Treasury Note .............................................. 0.88 11/15/30 5,670
3,400 U.S. Treasury Note .............................................. 1.00 7/31/28 3,190
5,420 U.S. Treasury Note .............................................. 1.13 2/15/31 4,773
4,160 U.S. Treasury Note .............................................. 1.13 8/31/28 3,908
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,790
4,015 U.S. Treasury Note .............................................. 1.13 2/29/28 3,819
2,300 U.S. Treasury Note .............................................. 1.25 4/30/28 2,185
3,315 U.S. Treasury Note .............................................. 1.25 9/30/28 3,118
3,750 U.S. Treasury Note .............................................. 1.25 6/30/28 3,549
1,940 U.S. Treasury Note .............................................. 1.25 5/31/28 1,839
790 U.S. Treasury Note .............................................. 1.25 3/31/28 752
6,115 U.S. Treasury Note .............................................. 1.25 8/15/31 5,330
5,965 U.S. Treasury Note .............................................. 1.38 11/15/31 5,199
3,150 U.S. Treasury Note .............................................. 1.38 12/31/28 2,957
3,950 U.S. Treasury Note .............................................. 1.38 10/31/28 3,722
3,720 U.S. Treasury Note .............................................. 1.50 11/30/28 3,511
3,685 U.S. Treasury Note .............................................. 1.50 2/15/30 3,386
2,615 U.S. Treasury Note .............................................. 1.50 1/31/27 2,559
2,235 U.S. Treasury Note .............................................. 1.63 8/15/29 2,087
4,675 U.S. Treasury Note .............................................. 1.63 5/15/31 4,190
3,415 U.S. Treasury Note .............................................. 1.75 1/31/29 3,236
2,500 U.S. Treasury Note .............................................. 1.75 11/15/29 2,335
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,867
4,810 U.S. Treasury Note .............................................. 1.88 2/15/32 4,293
3,360 U.S. Treasury Note .............................................. 1.88 2/28/27 3,298
3,000 U.S. Treasury Note .............................................. 2.25 8/15/27 2,942
2,985 U.S. Treasury Note .............................................. 2.25 2/15/27 2,943
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,736
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,313
3,435 U.S. Treasury Note .............................................. 2.38 5/15/27 3,383
2,820 U.S. Treasury Note .............................................. 2.38 5/15/29 2,712

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,650 U.S. Treasury Note .............................................. 2.50 3/31/27 $ 2,617
2,745 U.S. Treasury Note .............................................. 2.63 2/15/29 2,669
355 U.S. Treasury Note .............................................. 2.63 7/31/29 343
2,750 U.S. Treasury Note .............................................. 2.63 5/31/27 2,717
2,200 U.S. Treasury Note .............................................. 2.75 7/31/27 2,175
2,625 U.S. Treasury Note .............................................. 2.75 2/15/28 2,585
2,250 U.S. Treasury Note .............................................. 2.75 4/30/27 2,228
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,584
5,500 U.S. Treasury Note .............................................. 2.75 8/15/32 5,131
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,952
3,670 U.S. Treasury Note .............................................. 2.88 8/15/28 3,611
2,600 U.S. Treasury Note .............................................. 2.88 4/30/29 2,543
4,090 U.S. Treasury Note .............................................. 2.88 5/15/32 3,859
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,967
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,392
3,000 U.S. Treasury Note .............................................. 3.13 8/31/27 2,983
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,670
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,192
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,234
3,540 U.S. Treasury Note .............................................. 3.38 9/15/28 3,526
3,610 U.S. Treasury Note .............................................. 3.38 9/15/27 3,604
2,615 U.S. Treasury Note .............................................. 3.50 11/15/28 2,612
4,250 U.S. Treasury Note .............................................. 3.50 2/15/33 4,133
2,545 U.S. Treasury Note .............................................. 3.50 1/31/30 2,531
2,000 U.S. Treasury Note .............................................. 3.50 11/30/30 1,981
2,620 U.S. Treasury Note .............................................. 3.50 10/15/28 2,618
2,615 U.S. Treasury Note .............................................. 3.50 12/15/28 2,612
2,585 U.S. Treasury Note .............................................. 3.50 9/30/27 2,586
2,125 U.S. Treasury Note .............................................. 3.50 4/30/30 2,110
1,500 U.S. Treasury Note .............................................. 3.50 4/30/28 1,500
2,950 U.S. Treasury Note .............................................. 3.50 1/31/28 2,951
2,000 U.S. Treasury Note .............................................. 3.50 9/30/29 1,991
3,200 U.S. Treasury Note .............................................. 3.63 10/31/30 3,188
1,650 U.S. Treasury Note .............................................. 3.63 3/31/30 1,647
4,200 U.S. Treasury Note .............................................. 3.63 9/30/30 4,186
2,000 U.S. Treasury Note .............................................. 3.63 8/31/27 2,004
2,750 U.S. Treasury Note .............................................. 3.63 5/31/28 2,757
2,600 U.S. Treasury Note .............................................. 3.63 3/31/28 2,607
3,500 U.S. Treasury Note .............................................. 3.63 8/31/30 3,489
930 U.S. Treasury Note .............................................. 3.63 9/30/31 921
2,375 U.S. Treasury Note .............................................. 3.63 8/15/28 2,381
2,700 U.S. Treasury Note .............................................. 3.63 8/31/29 2,701
2,520 U.S. Treasury Note .............................................. 3.75 8/31/31 2,513
500 U.S. Treasury Note .............................................. 3.75 4/30/27 502
2,600 U.S. Treasury Note .............................................. 3.75 6/30/30 2,607
2,255 U.S. Treasury Note .............................................. 3.75 5/15/28 2,267
1,305 U.S. Treasury Note .............................................. 3.75 11/30/32 1,291
3,750 U.S. Treasury Note .............................................. 3.75 8/15/27 3,766
3,000 U.S. Treasury Note .............................................. 3.75 6/30/27 3,012
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,347
2,900 U.S. Treasury Note .............................................. 3.75 12/31/28 2,917
2,750 U.S. Treasury Note .............................................. 3.75 10/31/32 2,722
2,190 U.S. Treasury Note .............................................. 3.75 4/15/28 2,202
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,181
2,355 U.S. Treasury Note .............................................. 3.88 7/15/28 2,375
1,500 U.S. Treasury Note .............................................. 3.88 5/31/27 1,508
1,940 U.S. Treasury Note .............................................. 3.88 3/15/28 1,956
2,750 U.S. Treasury Note .............................................. 3.88 11/30/27 2,770
1,000 U.S. Treasury Note .............................................. 3.88 7/31/27 1,006

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,740 U.S. Treasury Note .............................................. 3.88 12/31/29 $ 1,755
4,000 U.S. Treasury Note .............................................. 3.88 6/30/30 4,031
2,725 U.S. Treasury Note .............................................. 3.88 9/30/32 2,719
4,605 U.S. Treasury Note .............................................. 3.88 8/15/33 4,572
4,100 U.S. Treasury Note .............................................. 3.88 7/31/30 4,132
2,270 U.S. Treasury Note .............................................. 3.88 6/15/28 2,290
2,290 U.S. Treasury Note .............................................. 3.88 10/15/27 2,305
5,415 U.S. Treasury Note .............................................. 3.88 8/15/34 5,337
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,780
2,635 U.S. Treasury Note .............................................. 3.88 8/31/32 2,630
500 U.S. Treasury Note .............................................. 3.88 4/30/30 504
2,500 U.S. Treasury Note .............................................. 3.88 12/31/27 2,519
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,412
1,500 U.S. Treasury Note .............................................. 3.88 3/31/27 1,506
1,200 U.S. Treasury Note .............................................. 4.00 5/31/30 1,216
3,545 U.S. Treasury Note .............................................. 4.00 11/15/35 3,498
2,000 U.S. Treasury Note .............................................. 4.00 7/31/30 2,026
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,773
2,800 U.S. Treasury Note .............................................. 4.00 2/28/30 2,837
5,000 U.S. Treasury Note .............................................. 4.00 2/15/34 4,990
3,400 U.S. Treasury Note .............................................. 4.00 7/31/32 3,420
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,975
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 2,009
3,050 U.S. Treasury Note .............................................. 4.00 1/15/27 3,065
2,000 U.S. Treasury Note .............................................. 4.00 3/31/30 2,026
2,500 U.S. Treasury Note .............................................. 4.00 2/29/28 2,526
35 U.S. Treasury Note .............................................. 4.00 6/30/32 35
4,030 U.S. Treasury Note .............................................. 4.00 12/15/27 4,069
1,750 U.S. Treasury Note .............................................. 4.00 4/30/32 1,763
2,500 U.S. Treasury Note .............................................. 4.00 7/31/29 2,533
1,250 U.S. Treasury Note .............................................. 4.00 6/30/28 1,265
1,600 U.S. Treasury Note .............................................. 4.13 11/30/31 1,625
2,600 U.S. Treasury Note .............................................. 4.13 10/31/27 2,629
500 U.S. Treasury Note .............................................. 4.13 10/31/29 509
2,030 U.S. Treasury Note .............................................. 4.13 11/15/27 2,053
750 U.S. Treasury Note .............................................. 4.13 3/31/31 763
1,700 U.S. Treasury Note .............................................. 4.13 5/31/32 1,724
6,045 U.S. Treasury Note .............................................. 4.13 11/15/32 6,118
725 U.S. Treasury Note .............................................. 4.13 2/28/27 730
800 U.S. Treasury Note .............................................. 4.13 7/31/28 812
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,729
2,500 U.S. Treasury Note .............................................. 4.13 11/30/29 2,544
2,900 U.S. Treasury Note .............................................. 4.13 8/31/30 2,952
900 U.S. Treasury Note .............................................. 4.13 10/31/31 914
2,500 U.S. Treasury Note .............................................. 4.13 9/30/27 2,527
3,230 U.S. Treasury Note .............................................. 4.13 2/15/27 3,251
1,835 U.S. Treasury Note .............................................. 4.13 2/29/32 1,862
3,130 U.S. Treasury Note .............................................. 4.13 3/31/32 3,175
2,595 U.S. Treasury Note .............................................. 4.13 1/31/27 2,611
2,790 U.S. Treasury Note .............................................. 4.13 7/31/31 2,837
5,545 U.S. Treasury Note .............................................. 4.25 8/15/35 5,592
2,365 U.S. Treasury Note .............................................. 4.25 2/15/28 2,401
4,915 U.S. Treasury Note .............................................. 4.25 11/15/34 4,973
2,280 U.S. Treasury Note .............................................. 4.25 1/15/28 2,314
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,806
2,600 U.S. Treasury Note .............................................. 4.25 6/30/29 2,656
2,030 U.S. Treasury Note .............................................. 4.25 3/15/27 2,047
6,420 U.S. Treasury Note .............................................. 4.25 5/15/35 6,481
1,455 U.S. Treasury Note .............................................. 4.25 6/30/31 1,489

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 $ 1,714
2,425 U.S. Treasury Note .............................................. 4.25 1/31/30 2,480
2,710 U.S. Treasury Note .............................................. 4.38 7/15/27 2,746
2,500 U.S. Treasury Note .............................................. 4.38 8/31/28 2,553
4,650 U.S. Treasury Note .............................................. 4.38 5/15/34 4,758
2,500 U.S. Treasury Note .............................................. 4.38 12/31/29 2,567
1,945 U.S. Treasury Note .............................................. 4.38 1/31/32 2,000
1,600 U.S. Treasury Note .............................................. 4.38 11/30/28 1,636
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,285
3,320 U.S. Treasury Note .............................................. 4.50 4/15/27 3,361
1,065 U.S. Treasury Note .............................................. 4.50 12/31/31 1,103
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,406
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,976
3,000 U.S. Treasury Note .............................................. 4.63 9/30/28 3,085
2,530 U.S. Treasury Note .............................................. 4.63 5/31/31 2,635
1,335 U.S. Treasury Note .............................................. 4.63 4/30/31 1,390
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,201
5,750 U.S. Treasury Note .............................................. 4.63 2/15/35 5,975
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,301
1,000 U.S. Treasury Note .............................................. 4.63 9/30/30 1,040
3,500 U.S. Treasury Note .............................................. 4.88 10/31/28 3,624
2,340 U.S. Treasury Note .............................................. 4.88 10/31/30 2,459
Total U.S. Treasury Obligations (cost $641,991) ....................... 631,193
Shares
Investment Companies — 46.13%
Domestic Fixed Income — 36.87%
11,042,200
iShares U.S. Treasury Bond ETF .................................... 254,246
3,187,898
Vanguard Intermediate-Term Treasury ETF ............................ 191,051
445,297
Money Market Funds — 9.26%
111,773,820
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.68(b) 111,774
Total Investment Companies (cost $548,078) .......................... 557,071
Purchased Option on Futures — 0.00%
Total Purchased Option on Futures (cost $203) ........................ 41
Total Investments (cost $1,197,069) — 98.97% ........................ 1,195,024
Other assets in excess of liabilities — 1.03% .......................... 12,475
Net Assets — 100.00% .......................................... $ 1,207,499
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Zero Coupon Security. Effective rate shown is as of December 31, 2025.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.56% — 0.56%
U.S. Treasury Obligations ........................................................................................................................................ 52.28% — 52.28%
Investment Companies ............................................................................................................................................. — 46.13% 46.13%
Options on Futures ................................................................................................................................................... — — — %
Other Assets (Liabilities) ........................................................................................................................................ 0.53% 0.50% 1.03%
Total Net Assets .................................................................................................................................................. 53.37% 46.63% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,124 3/20/26 $ 126,380 $ (225)
30 Year US Treasury Bond Future ............................. 497 3/20/26 57,450 (299)
$ 183,830 $ (524)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (524)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (524)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ............ Put 50 $ 5,700 $ 114.00 1/23/26 $ (18)
US Treasury Bond Future Option ............ Put 100 11,300 113.00 2/20/26 (58)
US Treasury Bond Future Option ............ Put 200 22,400 112.00 2/20/26 (78)
US Treasury Bond Future Option ............ Put 150 16,650 111.00 2/20/26 (40)
US Treasury Bond Future Option ............ Put 150 16,350 109.00 3/27/26 (51)
US Treasury Bond Future Option ............ Put 100 11,200 112.00 3/27/26 (83)
US Treasury Bond Future Option ............ Put 50 5,550 111.00 3/27/26 —
$ (328)
Exchanged-traded options on futures contacts purchased as of December 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ............ Call 200 $ 23,600 $ 118.00 1/23/26 $ 41
$ 41

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
140
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 69.04%
$ 2,099 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 1,872
535 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 523
850 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 648
1,905 American Express Co. (Consumer Finance), Callable 4/25/35 @ 100.00  ....... 5.67 (SOFR + 179
bps)(a) 4/25/36 2,009
965 Amgen, Inc. (Biotechnology), Callable 11/25/30 @ 100.00  ................. 2.30 2/25/31 875
1,260 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 1,076
600 Amgen, Inc. (Biotechnology), Callable 9/2/42 @ 100.00  .................. 5.60 3/2/43 603
300 Amgen, Inc. (Biotechnology), Callable 9/2/62 @ 100.00  .................. 5.75 3/2/63 293
2,085 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,925
385 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 368
425 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 2/8/62 @
100.00  .................................................. 4.10 8/8/62 333
2,395 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 2,199
1,155 Arthur J Gallagher & Co (Insurance), Callable 9/9/51 @ 100.00  ............. 3.05 3/9/52 732
1,110 Arthur J Gallagher & Co (Insurance), Callable 11/15/34 @ 100.00  ........... 5.15 2/15/35 1,121
3,100 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 2,068
335 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 277
90 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 76
600 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 507
1,960 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 2,048
2,630 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 2,406
2,675 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 2,661
2,485 Bank of America Corp. (Banks), Callable 1/24/35 @ 100.00  ................ 5.51 (SOFR + 131
bps)(a) 1/24/36 2,600
1,290 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(a) 9/15/34 1,377
1,100 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 1,012
1,210 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 790
775 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 632
150 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 8/22/63 @ 100.00  ....... 5.65 2/22/64 147
2,925 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,821
1,580 Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00  ............. 4.50 3/15/29 1,583
2,285 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable 1/1/32
@ 100.00  ................................................ 5.25 4/21/32 2,346
525 Capital One Financial Corp. (Consumer Finance), Callable 7/29/31 @ 100.00  ... 2.36 (SOFR + 134
bps)(a) 7/29/32 459
1,000 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 894
3,780 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(a) 7/26/30 3,915
2,075 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,808
700 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 657
3,735 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 3,358
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 735
711 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/16/26 @
101.50  .................................................. 4.50 10/1/29 713
1,215 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 1,240
1,000 Citigroup, Inc. (Banks), Callable 1/28/26 @ 100.00  ...................... 1.12 (SOFR + 77
bps)(a) 1/28/27 998
3,475 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 3,312

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 3,105 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 $ 3,102
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,902
200 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 187
155 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 149
380 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 330
2,185 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 2,193
1,604 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 1,588
425 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 461
1,650 COPT Defense Properties LP (Specialized REITs), Callable 11/15/28 @ 100.00  .. 2.00 1/15/29 1,541
568 COPT Defense Properties LP (Office REITs), Callable 9/15/30 @ 100.00  ....... 4.50 10/15/30 565
200 CSX Corp. (Ground Transportation), Callable 5/15/52 @ 100.00  ............. 4.50 11/15/52 169
1,335 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 1,465
2,365 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 2,370
445 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 420
1,280 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,158
470 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 454
1,825 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 1,796
2,192 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 2,138
335 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 290
430 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 416
1,355 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 1,565
350 Dominion Energy, Inc. (Multi-Utilities), Callable 4/15/28 @ 100.00  .......... 4.60 5/15/28 354
765 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 587
250 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 256
950 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 1,012
170 Eaton Corp. (Capital Markets), Callable 2/23/52 @ 100.00  ................. 4.70 8/23/52 151
1,150 Elevance Health, Inc. (Health Care Providers & Services), Callable 12/1/27 @
100.00  .................................................. 4.10 3/1/28 1,151
380 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 342
750 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 671
905 Eli Lilly & Co. (Pharmaceuticals), Callable 8/9/53 @ 100.00  ............... 5.00 2/9/54 844
1,440 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,269
300 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/15/34 @ 100.00  . 5.55 5/15/34 307
330 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 12/15/47 @ 100.00  6.00 6/15/48 320
2,290 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69 (b) 7.38 2/1/31 2,376
1,467 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,345
2,319 Federal Express Corp. Pass Through Trusts, Series 2020-1 (Air Freight & Logistics)   1.88 2/20/34 2,034
565 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 572
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,023
285 General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00  .............. 4.20 10/1/27 285
2,655 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,787
1,000 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 875
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 1,017
190 Gilead Sciences, Inc. (Biotechnology), Callable 4/15/53 @ 100.00  ........... 5.55 10/15/53 189
955 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 990
565 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 588
1,485 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 1,547
265 HCA, Inc. (Health Care Providers & Services), Callable 10/1/53 @ 100.00  ..... 6.00 4/1/54 264
815 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 837
520 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 527
400 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 335
545 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 563

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 5,730 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 $ 5,244
2,545 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(a) 1/23/35 2,640
280 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 290
1,610 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,553
275 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 291
625 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 593
2,220 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 2,331
1,555 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,591
515 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 499
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 853
3,356 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 3,221
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 751
495 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 530
580 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 539
695 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 660
820 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 500
1,715 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,370
409 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 396
754 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 784
1,848 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(a) 1/22/31 1,729
5,030 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,597
1,500 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 7/22/28 1,491
70 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(a) 11/1/34 78
1,275 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 1,316
470 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 495
1,533 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,644
375 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 440
2,075 News Corp. (Media), Callable 1/16/26 @ 100.97 (b) ...................... 3.88 5/15/29 2,015
630 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 644
1,655 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,538
1,150 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 1,184
1,000 NiSource, Inc. (Multi-Utilities), Callable 10/1/54 @ 100.00  ................ 5.85 4/1/55 997
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,095
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 940
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,121
185 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 172
434 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 423
3,175 Ovintiv, Inc. (Oil, Gas & Consumable Fuels)   .......................... 5.38 1/1/26 3,174
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,283
485 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 500
930 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 785
120 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 116
775 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 707
2,184 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,312
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,243
355 Prudential Financial, Inc. (Insurance), Callable 6/7/49 @ 100.00  ............. 3.94 12/7/49 276
1,005 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 893

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 360 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 $ 370
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 213
2,360 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 2,372
1,185 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 1,073
1,245 RELX Capital, Inc. (Financial Services), Callable 2/20/32 @ 100.00  .......... 4.75 5/20/32 1,262
1,244 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 1,232
460 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 417
1,075 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 1,071
1,969 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,777
125 RTX Corp. (Aerospace & Defense), Callable 8/27/52 @ 100.00  ............. 5.38 2/27/53 120
1,275 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 1,165
620 Sabra Health Care LP (Health Care REITs), Callable 7/15/29 @ 100.00  ........ 3.90 10/15/29 608
1,085 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 1,115
1,225 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 1,094
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 763
1,250 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 1,058
1,055 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 1,092
1,000 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 1,034
730 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 801
5,040 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 4,517
1,150 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(a) 10/21/32 1,038
1,000 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(a) 4/23/29 994
1,560 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 1,345
250 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(a) 6/12/29 259
2,025 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 2,134
640 The Travelers Cos., Inc. (Insurance), Callable 12/8/50 @ 100.00  ............. 3.05 6/8/51 423
610 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 520
850 The Travelers Cos., Inc. (Insurance), Callable 4/24/35 @ 100.00  ............. 5.05 7/24/35 862
795 The Walt Disney Co. (Entertainment)   ................................ 2.65 1/13/31 744
350 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 320
530 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 542
1,475 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,432
835 Toyota Motor Credit Corp. (Consumer Finance)   ........................ 4.80 1/5/34 851
120 Truist Financial Corp., MTN (Banks), Callable 10/23/35 @ 100.00  .......... 4.96 (SOFR + 140
bps)(a) 10/23/36 118
1,625 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(a) 6/8/34 1,727
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 472
352 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 326
158 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 159
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,302
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 1,056
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 949
120 Ventas Realty LP (Industrial REITs), Callable 4/1/34 @ 100.00  .............. 5.63 7/1/34 125
1,431 Verisk Analytics, Inc. (Professional Services)   .......................... 5.13 2/15/36 1,445
100 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 62
3,465 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,722

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 $ 475
720 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 643
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 315
2,035 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,933
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,427
1,130 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 1,186
340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 387
Total Corporate Bonds (cost $219,625) .............................. 216,985
Yankee Dollars — 5.13%
400 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 430
2,300 Aptiv Swiss Holdings Ltd. (Financial Services), Callable 8/13/29 @ 100.00  ..... 4.65 9/13/29 2,344
2,000 Barclays PLC (Banks)   .......................................... 5.20 5/12/26 2,005
1,976 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 2,412
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 158
980 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,112
1,001 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,168
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,425 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,613
655 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 654
1,423 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,710
830 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 799
440 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 406
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 132
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 692
162 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 177
290 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 296
Total Yankee Dollars (cost $16,059) ................................. 16,109
Shares
Investment Companies — 25.25%
Domestic Fixed Income — 24.65%
974,384
iShares U.S. Treasury Bond ETF .................................... 22,435
321,629
State Street SPDR Portfolio Corporate Bond ETF ........................ 9,437
494,517
Vanguard Intermediate-Term Treasury ETF ............................ 29,636
205,301
Vanguard Total Corporate Bond Fund ................................ 15,940
77,448
Money Market Funds — 0.60%
141,232
State Street Institutional Treasury Money Market Fund, Premier Class ......... 3.70(c) 141
1,771,168
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.68(c) 1,771
1,912
Total Investment Companies (cost $77,634) ........................... 79,360

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
Amounts designated as " — " are $0 or have been rounded to $0.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
Value
(000)
Total Investments (cost $313,318) — 99.42% ......................... $ 312,454
Other assets in excess of liabilities — 0.58% .......................... 1,836
Net Assets — 100.00% .......................................... $ 314,290
(a)
Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2025.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)
Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 69.04% — — 69.04%
Yankee Dollars ................................................................................................................................. 5.13% — — 5.13%
Investment Companies ..................................................................................................................... 0.04% 24.75% 0.46% 25.25%
Other Assets (Liabilities) ................................................................................................................. 0.99% — -0.41% 0.58%
Total Net Assets .......................................................................................................................... 75.20% 24.75% 0.05% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
146
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.33%
$ 100 American Express Credit Account Master Trust, Series 2025-2, Class A ........ 4.28 4/15/30 $ 101
120 American Express Credit Account Master Trust, Series 2025-3, Class A ........ 4.51 4/15/32 122
100 American Express Credit Account Master Trust, Series 2024-1, Class A ........ 5.23 4/15/29 102
100 BA Credit Card Trust, Series 2024-A1, Class A .......................... 4.93 5/15/29 102
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2 .......... 1.39 7/15/30 132
100 Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A ........... 3.92 9/15/29 100
125 Carmax Auto Owner Trust, Series 2025-1, Class A4, Callable 9/15/28 @ 100.00 .. 4.95 8/15/30 128
100 Chase Issuance Trust, Series 2024-A2, Class A .......................... 4.63 1/15/31 103
50 CNH Equipment Trust, Series 2024-C, Class A3, Callable 6/15/29 @ 100.00 .... 4.03 1/15/30 50
150 Ford Credit Auto Lease Trust, Series 2024-B, Class A4, Callable 3/15/27 @ 100.00 4.99 1/15/28 152
100 Ford Credit Auto Owner Trust, Series 2024-C, Class A4, Callable 9/15/28 @ 100.00 4.11 7/15/30 100
150 Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A .......... 4.06 11/15/30 151
50 GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, Callable 1/20/28
@ 100.00 ................................................ 4.17 8/21/28 50
100 GM Financial Automobile Leasing Trust, Series 2025-3, Class A4, Callable 1/20/28
@ 100.00 ................................................ 4.20 8/20/29 100
60 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B,
Callable 1/16/27 @ 100.00 .................................... 5.03 9/18/28 60
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class A4, Callable 2/15/28 @
100.00 ................................................... 5.29 12/15/31 205
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class A4, Callable 12/18/26 @
100.00 ................................................... 5.30 12/18/29 101
200 Hyundai Auto Receivables Trust, Series 2025-C, Class A3, Callable 10/15/29 @
100.00 ................................................... 3.88 4/15/30 200
100 Hyundai Auto Receivables Trust, Series 2024-B, Class A3, Callable 9/15/28 @
100.00 ................................................... 4.84 3/15/29 101
100 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A4, Callable 5/15/28 @
100.00 ................................................... 4.69 2/18/31 102
200 Santander Drive Auto Receivables Trust, Series 2025-4, Class A3 ............ 4.17 4/15/30 201
150 Synchrony Card Funding LLC, Series 2024-A1, Class A ................... 5.04 3/15/30 152
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, Callable 1/15/28 @
100.00 ................................................... 4.77 4/16/29 203
250 Verizon Master Trust, Series 2024-6, Class A1A, Callable 8/20/27 @ 100.00 ..... 4.17 8/20/30 252
100 Verizon Master Trust, Series 2025-1, Class A, Callable 1/20/28 @ 100.00 ....... 4.71 1/21/31 102
175 WF Card Issuance Trust, Series 2024-A1, Class A ........................ 4.94 2/15/29 177
100 World Omni Auto Receivables Trust, Series 2025-A, Class A4, Callable 6/15/28 @
100.00 ................................................... 4.86 11/15/30 102
Total Asset Backed Securities (cost $3,434) ........................... 3,451
Collateralized Mortgage-Backed Securities — 4.58%
150 BANK, Series 2020-BN26, Class A4, Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 138
300 BANK, Series 2021-BN37, Class A5, Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 268
100 BANK, Series 2019-BN21, Class A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 94
100 BANK, Series 2019-BN19, Class A3, Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 95
300 BANK, Series 2018-BN10, Class A5, Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 297
100 BANK, Series 2019-BN17, Class A4, Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 98
150 BANK, Series 2022-BNK41, Class A4 ................................ 3.79(a) 4/15/65 143
100 BANK, Series 2019-BN16, Class AS, Callable 2/15/29 @ 100.00 ............ 4.27 2/15/52 98
150 BANK, Series 2024-5YR8, Class AS, Callable 8/15/29 @ 100.00 ............ 6.38(a) 8/15/57 158
60 BBCMS Mortgage Trust, Series 2020-C7, Class AS, Callable 4/15/30 @ 100.00 .. 2.44 4/15/53 52
400 BBCMS Mortgage Trust, Series 2022-C15, Class A5, Callable 4/15/32 @ 100.00 . 3.66(a) 4/15/55 374
50 BBCMS Mortgage Trust, Series 2024-5C29, Class A3, Callable 9/15/29 @ 100.00 5.21 9/15/57 51
150 BBCMS Mortgage Trust, Series 2024-C28, Class A5, Callable 8/15/34 @ 100.00 . 5.40 9/15/57 155
50 BBCMS Mortgage Trust, Series 2023-C21, Class A5, Callable 9/15/33 @ 100.00 . 6.00(a) 9/15/56 54
125 BBCMS Mortgage Trust, Series 2023-C22, Class A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 140
150 Benchmark Mortgage Trust, Series 2021-B25, Class ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 142
100 Benchmark Mortgage Trust, Series 2020-IG1, Class AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 83

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 200 Benchmark Mortgage Trust, Series 2022-B33, Class A5, Callable 3/15/32 @ 100.00 3.46 3/15/55 $ 186
250 Benchmark Mortgage Trust, Series 2019-B9, Class A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 246
200 Benchmark Mortgage Trust, Series 2018-B6, Class A4, Callable 10/10/28 @ 100.00 4.26 10/10/51 199
150 Benchmark Mortgage Trust, Series 2024-V8, Class A3, Callable 7/15/29 @ 100.00 6.19(a) 7/15/57 158
100 Benchmark Mortgage Trust, Series 2024-V11, Class AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 105
150 BMO Mortgage Trust, Series 2025-C11, Class ASB, Callable 2/15/35 @ 100.00 .. 5.68 2/15/58 158
100 BMO Mortgage Trust, Series 2025-C11, Class A5, Callable 2/15/35 @ 100.00 ... 5.69 2/15/58 106
286 BMO Mortgage Trust, Series 2024-5C4, Class A3, Callable 5/15/29 @ 100.00 ... 6.53(a) 5/15/57 303
100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 90
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, Callable 12/15/29
@ 100.00 ................................................ 3.10 12/15/72 143
182 Fannie Mae-ACES, Series 2020-M8, Class A2 .......................... 1.82 2/25/30 166
152 Fannie Mae-ACES, Series 2017-M7, Class A2 .......................... 2.96(a) 2/25/27 151
138 Fannie Mae-ACES, Series 2022-M11, Class A2 ......................... 2.97(a) 10/25/27 135
82 Fannie Mae-ACES, Series 2017-M11, Class A2 ......................... 2.98 8/25/29 80
150 Fannie Mae-ACES, Series 2017-M12, Class A2 ......................... 3.06(a) 6/25/27 149
152 Fannie Mae-ACES, Series 2017-M15, Class ATS2 ....................... 3.16(a) 11/25/27 150
227 Fannie Mae-ACES, Series 2018-M14, Class A2 ......................... 3.58(a) 8/25/28 225
174 Fannie Mae-ACES, Series 2019-M2, Class A2 .......................... 3.62(a) 11/25/28 172
100 Fannie Mae-ACES, Series 2023-M4, Class A2 .......................... 3.77(a) 9/25/32 97
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class
A2 ..................................................... 1.41 8/25/30 267
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
A2 ..................................................... 1.72 5/25/35 237
48 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class
A1 ..................................................... 1.78 10/25/29 45
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class
A2 ..................................................... 2.07 1/25/31 355
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class
A2 ..................................................... 2.10 9/25/31 179
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
AM ..................................................... 2.12 4/25/29 188
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
A2 ..................................................... 2.12(a) 3/25/29 142
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class
A2 ..................................................... 2.13 11/25/31 89
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
A2 ..................................................... 2.18 8/25/36 236
31 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class
A1 ..................................................... 2.26 6/25/29 30
163 Freddie Mac Multifamily Structured Pass Through Certificates, Series K143, Class
A1, Callable 4/25/32 @ 100.00 ................................. 2.71 4/25/55 154
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
A2 ..................................................... 2.86 10/25/34 66
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class
A2 ..................................................... 3.00(a) 6/25/32 186
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class
A2 ..................................................... 3.30 4/25/29 98
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class
A2 ..................................................... 3.51 3/25/29 247
243 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class
A2 ..................................................... 3.77 12/25/28 242
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class
A2 ..................................................... 3.78 11/25/32 146
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class
AM ..................................................... 3.82 12/25/32 72

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class
A2 ..................................................... 3.85 5/25/28 $ 350
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class
A2 ..................................................... 3.90(a) 8/25/28 401
65 Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class
A2 ..................................................... 3.92(a) 9/25/28 65
145 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-168, Class
A1 ..................................................... 4.13 10/25/34 143
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-171, Class
A2 ..................................................... 4.40 6/25/35 149
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K761, Class
A2 ..................................................... 4.40(a) 6/25/32 141
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class
A2 ..................................................... 4.41 3/25/30 152
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-165, Class
A2 ..................................................... 4.49 9/25/34 50
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class
A2 ..................................................... 5.00 5/25/34 145
275 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class
A2 ..................................................... 5.15 12/25/33 289
200 GS Mortgage Securities Trust, Series 2019-GC42, Class A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 189
100 GS Mortgage Securities Trust, Series 2020-GC45, Class AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 93
250 GS Mortgage Securities Trust, Series 2017-GS5, Class A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 244
100 GS Mortgage Securities Trust, Series 2018-GS10, Class A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 99
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 198
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 106
100 UBS Commercial Mortgage Trust, Series 2018-C9, Class A4, Callable 4/15/28 @
100.00 ................................................... 4.12(a) 3/15/51 99
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 117
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 101
200 Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, Callable
2/15/35 @ 100.00 .......................................... 5.65 2/15/58 210
100 Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class AS, Callable
1/15/30 @ 100.00 .......................................... 6.39(a) 1/15/58 105
Total Collateralized Mortgage-Backed Securities (cost $12,402) ........... 11,884
U.S. Government Agency Mortgages — 78.64%
280 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 217
280 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 254
141 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 119
351 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 272
118 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 100
385 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 298
34 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 31
315 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 244
74 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 67
77 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 70
35 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 29
18 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 14
336 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 260

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 318 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 $ 252
254 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 230
341 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 264
287 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 260
72 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 61
292 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 247
66 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 55
153 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 139
225 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 204
220 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 171
398 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 308
168 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 133
218 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 198
110 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 93
188 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 170
340 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 279
432 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 354
398 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 324
262 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 215
304 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 248
299 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 244
120 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 106
308 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 254
206 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 168
321 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 265
24 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 21
335 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 273
199 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 162
158 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 129
353 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 288
160 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 132
396 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 321
396 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 322
372 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 307
196 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 159
380 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 309
372 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 304
398 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 325
230 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 186
380 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 311
372 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 303
268 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 249
228 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 213
84 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 78
335 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 310
377 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 310
350 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 286
303 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 250
102 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 90
198 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 163
326 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 267
308 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 253
68 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 56
312 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 255
273 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 253
301 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 247
127 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 104
302 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 248
120 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 111

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 140 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 $ 124
70 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 61
289 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 268
6 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 6
330 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 271
405 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 332
110 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 95
389 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 317
254 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 236
73 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 64
319 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 260
33 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 29
310 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 252
23 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 20
271 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 222
217 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 177
389 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 318
422 Fannie Mae, Pool #CB3102 ....................................... 2.00 3/1/52 348
345 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 282
31 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 29
246 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 228
416 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 341
36 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 36
297 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 263
9 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 9
366 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 298
414 Fannie Mae, Pool #MA4413 ....................................... 2.00 9/1/51 337
248 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 202
209 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 196
271 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 252
328 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 271
230 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 188
6 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 5
49 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 45
24 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 23
227 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 186
177 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 145
196 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 160
7 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 6
161 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 151
295 Fannie Mae, Pool #CA7799 ....................................... 2.00 11/1/50 240
32 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 31
215 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 184
10 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 10
21 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 21
267 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 229
47 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 45
260 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 222
86 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 82
8 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 8
11 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 11
37 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 36
3 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
197 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 168
22 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 21
330 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 280
152 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 130
236 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 205
335 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 287

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 19 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 $ 19
28 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 28
33 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 31
10 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 9
119 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 102
53 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 51
179 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 156
173 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 148
192 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 166
357 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 304
337 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 289
13 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 13
331 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 286
7 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 7
118 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 102
202 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 173
204 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 174
382 Fannie Mae, Pool #FM9501 ....................................... 2.50 11/1/51 330
380 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 325
220 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 192
125 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 109
23 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 19
189 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 161
83 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 71
9 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 8
31 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 30
24 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 21
389 Fannie Mae, Pool #CB1666 ....................................... 2.50 9/1/51 336
45 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 43
210 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 180
11 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 10
12 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 12
196 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 167
28 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 25
117 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 100
279 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 238
30 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 29
202 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 173
15 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 14
206 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 176
18 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 18
20 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 18
91 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 78
39 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 33
15 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 14
156 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 134
23 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 23
98 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 96
219 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 187
6 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 6
303 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 258
362 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 308
357 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 306
203 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 192
18 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 15
11 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 10
408 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 345
368 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 311
4 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 395 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 $ 335
6 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 5
29 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 28
9 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 9
19 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 19
403 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 341
36 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 35
60 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 54
55 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 54
327 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 279
193 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 166
148 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 126
15 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 15
178 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 152
262 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 235
7 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 6
22 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 22
62 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 59
63 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 57
17 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 17
92 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 84
15 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 14
37 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 34
48 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 43
7 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 6
86 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 77
124 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 111
118 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 106
76 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 69
100 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 93
25 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 25
10 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 9
61 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 56
79 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 71
16 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 16
370 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 332
40 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 37
18 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 16
63 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 56
49 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 45
54 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 49
19 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 18
7 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 7
21 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 19
156 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 140
35 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 32
27 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 24
107 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 96
85 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 77
5 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
68 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 66
7 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 7
28 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 25
15 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 15
21 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 20
64 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 59
5 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 5
9 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 9
94 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 85

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 76 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 $ 69
94 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 85
32 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 29
67 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 61
6 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 6
249 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 230
92 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 83
89 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 80
15 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 15
2 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 2
13 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
47 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 42
5 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 5
14 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 14
16 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 16
55 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 50
92 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 84
17 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 16
4 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 4
13 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 12
30 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 29
54 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 49
69 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 63
108 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 97
368 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 329
45 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 40
32 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 29
13 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 12
19 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 18
9 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 9
41 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 37
31 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 30
25 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 22
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 4
139 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 125
13 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 13
16 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 15
32 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 29
22 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 21
98 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 90
57 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 51
13 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 13
17 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 15
14 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 14
64 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 58
1 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 1
41 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 41
53 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 48
104 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 92
8 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 8
9 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 8
10 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
36 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 33
17 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 16
100 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 91
169 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 152
12 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 11
4 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 4
11 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 11

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 97 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 $ 90
7 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 7
6 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 6
58 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 53
41 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 37
94 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 86
23 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 22
78 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 70
18 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 17
12 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 12
17 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 17
22 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
6 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 5
75 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 68
35 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 32
96 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 87
46 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 41
76 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 68
28 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 26
3 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 3
162 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 149
74 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 67
64 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 58
59 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 54
10 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 10
12 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 11
10 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 10
12 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 12
299 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 266
171 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 152
36 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 36
283 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 261
14 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 13
143 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 128
15 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 14
19 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 19
3 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
82 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 76
23 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 22
142 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 131
204 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 180
12 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 12
5 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 5
388 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 345
136 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 126
89 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 82
19 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 18
349 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 311
12 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 11
167 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 148
53 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 48
6 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 5
111 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 101
20 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 19
312 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 277
16 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 16
9 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 9
159 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 141
6 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 46 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 $ 44
206 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 197
22 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 21
44 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 41
16 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 15
63 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 59
45 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 42
55 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 52
59 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 56
51 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 49
19 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 19
18 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 17
42 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 40
3 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 3
36 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 34
44 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 42
45 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 45
79 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 75
117 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 112
37 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 35
33 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 32
75 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 71
60 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 57
23 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 22
62 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 58
33 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 31
11 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 11
9 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 9
3 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 3
4 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 4
6 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 6
23 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 22
34 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 32
2 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 2
39 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 37
65 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 61
40 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 38
16 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 16
44 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 43
110 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 103
39 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 38
33 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 31
202 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 187
17 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 17
12 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 12
29 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 28
47 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 44
29 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 28
2 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 2
6 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 6
64 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 60
42 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 40
16 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 15
35 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 35
35 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 33
4 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
7 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
20 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 19
45 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 42

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 400 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 $ 370
59 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 55
19 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 18
34 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 32
47 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 44
42 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 39
58 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 54
12 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 12
39 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 37
48 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 45
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
98 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 92
20 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 19
28 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 27
47 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 45
17 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 17
21 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
173 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 165
53 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 50
308 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 285
9 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 8
406 Fannie Mae, Pool #FS5725 ........................................ 3.50 12/1/51 381
1 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 1
22 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 21
19 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 18
20 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 19
47 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 44
37 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 36
6 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 6
25 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 23
62 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 58
31 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 29
15 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 14
1 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 1
34 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 32
25 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 24
44 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 42
60 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 57
30 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 28
16 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 15
63 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 60
102 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 98
1 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 1
1 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 1
12 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 11
16 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 15
56 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 54
71 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 69
197 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 184
3 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 3
37 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 35
49 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 46
30 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 29
7 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 6
30 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 28
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
56 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 53
60 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 56
38 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 38

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 80 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 $ 75
70 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 66
66 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 62
15 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 14
14 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 14
40 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 39
27 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 26
4 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 4
5 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 5
30 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 29
15 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 15
6 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 6
6 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 5
103 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 101
49 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 47
14 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 14
7 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 7
7 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 7
— Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 —
29 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 28
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
26 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 25
39 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 38
9 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 9
34 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 33
11 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 10
110 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 108
12 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 12
18 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 18
23 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 23
18 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 17
37 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 36
71 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 69
31 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 31
9 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 9
30 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 29
31 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 30
26 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 25
11 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 11
1 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 1
33 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 32
319 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 305
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
45 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 43
23 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 22
26 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 25
58 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 57
51 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 49
30 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 29
24 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
416 Fannie Mae, Pool #FS7579 ........................................ 4.00 6/1/53 398
73 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 71
4 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
56 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 54
69 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 67
9 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 8
322 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 312
47 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 44
226 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 222

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 $ 3
26 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 26
33 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 33
37 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 36
41 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 39
28 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 27
2 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 2
28 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 28
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
55 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 54
21 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 21
29 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 28
7 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 8
37 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 36
5 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
45 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 44
33 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 32
9 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 10
17 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 16
17 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 16
30 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 29
29 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 28
20 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 19
— Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 —
33 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 33
120 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 118
16 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 15
8 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 8
24 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 23
12 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 11
19 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 19
17 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 16
21 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 20
39 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 38
41 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 39
42 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 41
26 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 25
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
45 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 44
37 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 36
122 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 119
10 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 9
6 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 6
26 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 25
31 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 31
43 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 41
200 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 191
68 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 66
48 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 46
85 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 83
54 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 53
32 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 30
47 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 45
12 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 11
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
32 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 31
76 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 74
13 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 13
32 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 32

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 $ 2
113 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 113
8 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 8
35 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 35
17 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 17
149 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 150
46 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 47
40 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 40
18 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 18
23 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 23
36 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 36
23 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 23
9 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 9
32 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 32
21 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 21
7 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
15 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 14
330 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 325
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
77 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 76
45 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 45
21 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 21
430 Fannie Mae, Pool #MA5612 ....................................... 4.50 2/1/55 420
9 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 9
180 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 180
42 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 41
39 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 38
8 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 8
11 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
12 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 12
16 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 16
341 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 334
7 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 7
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12
16 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 15
13 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
42 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 42
10 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 10
41 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 41
105 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 106
187 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 186
— Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 —
422 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 421
266 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 266
399 Fannie Mae, Pool #MA5909 ....................................... 5.00 12/1/55 398
247 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 248
345 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 345
19 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 20
25 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 25
9 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 9
8 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 8
332 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 333
100 Fannie Mae, Pool #MA5539 ....................................... 5.00 11/1/44 102
16 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 16
15 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 16
9 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 9
17 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 18
7 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 7
11 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 11

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 9 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 $ 9
6 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 6
7 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
10 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 10
421 Fannie Mae, Pool #CB9309 ....................................... 5.00 10/1/54 422
240 Fannie Mae, Pool #FA0621 ........................................ 5.00 7/1/53 242
16 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 16
19 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 20
10 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 10
164 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 166
322 Fannie Mae, Pool #FA3660 ........................................ 5.50 11/1/55 327
272 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 280
326 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 331
384 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 390
310 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 315
369 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 375
403 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 410
326 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 331
74 Fannie Mae, Pool #MA5393 ....................................... 5.50 6/1/39 76
311 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 317
390 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 396
388 Fannie Mae, Pool #CC0102 ....................................... 5.50 3/1/55 397
121 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 124
399 Fannie Mae, Pool #CB9331 ....................................... 5.50 10/1/54 409
397 Fannie Mae, Pool #MA5444 ....................................... 5.50 8/1/54 402
290 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 297
238 Fannie Mae, Pool #FA1252 ........................................ 5.50 4/1/55 243
323 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 328
310 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 315
5 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 5
418 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 434
201 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 207
385 Fannie Mae, Pool #CC0405 ....................................... 6.00 5/1/55 400
482 Fannie Mae, Pool #CB9160 ....................................... 6.00 9/1/54 506
36 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 37
359 Fannie Mae, Pool #MA5471 ....................................... 6.00 9/1/54 369
167 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 174
373 Fannie Mae, Pool #CC0262 ....................................... 6.00 4/1/55 387
366 Fannie Mae, Pool #MA5587 ....................................... 6.00 1/1/55 376
233 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 240
339 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 348
372 Fannie Mae, Pool #FA0872 ........................................ 6.00 10/1/54 387
365 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 377
284 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 292
278 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 286
395 Fannie Mae, Pool #CC0721 ....................................... 6.00 7/1/55 412
361 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 372
320 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 329
117 Fannie Mae, Pool #CB8159 ....................................... 6.00 3/1/54 122
284 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 292
203 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 210
242 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 252
202 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 210
342 Fannie Mae, Pool #FS9978 ........................................ 6.50 9/1/54 357
321 Fannie Mae, Pool #MA5631 ....................................... 6.50 2/1/55 333
462 Fannie Mae, Pool #CB7651 ....................................... 6.50 12/1/53 487
308 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 320
42 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 45
375 Fannie Mae, Pool #FA3200 ........................................ 6.50 8/1/55 391

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 267 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 $ 277
279 Fannie Mae, Pool #MA5738 ....................................... 7.00 6/1/55 293
213 Fannie Mae, Pool #FA1000 ........................................ 7.00 2/1/55 224
400 Fannie Mae, 15 YR TBA ......................................... 1.50 1/25/41 362
525 Fannie Mae, 15 YR TBA ......................................... 2.00 1/25/41 486
150 Fannie Mae, 15 YR TBA ......................................... 2.50 1/25/41 142
25 Fannie Mae, 15 YR TBA ......................................... 3.00 2/25/40 24
150 Fannie Mae, 15 YR TBA ......................................... 3.00 1/25/41 144
100 Fannie Mae, 15 YR TBA ......................................... 3.50 1/25/41 97
225 Fannie Mae, 15 YR TBA ......................................... 4.00 1/25/41 222
300 Fannie Mae, 15 YR TBA ......................................... 4.50 1/25/41 300
50 Fannie Mae, 15 YR TBA ......................................... 4.50 2/25/40 50
50 Fannie Mae, 15 YR TBA ......................................... 5.00 2/25/40 51
550 Fannie Mae, 15 YR TBA ......................................... 5.00 1/25/41 557
275 Fannie Mae, 15 YR TBA ......................................... 5.50 1/25/41 282
25 Fannie Mae, 15 YR TBA ......................................... 5.50 2/25/40 26
150 Fannie Mae, 15 YR TBA ......................................... 6.00 1/25/41 156
625 Fannie Mae, 30 YR TBA ......................................... 1.50 1/25/56 482
2,475 Fannie Mae, 30 YR TBA ......................................... 2.00 1/25/56 2,000
125 Fannie Mae, 30 YR TBA ......................................... 2.00 2/25/56 101
1,800 Fannie Mae, 30 YR TBA ......................................... 2.50 1/25/56 1,520
1,200 Fannie Mae, 30 YR TBA ......................................... 3.00 1/25/56 1,061
25 Fannie Mae, 30 YR TBA ......................................... 3.00 2/25/56 22
25 Fannie Mae, 30 YR TBA ......................................... 3.50 2/25/56 23
525 Fannie Mae, 30 YR TBA ......................................... 3.50 1/25/56 486
800 Fannie Mae, 30 YR TBA ......................................... 4.00 1/25/56 758
75 Fannie Mae, 30 YR TBA ......................................... 4.00 2/25/56 71
25 Fannie Mae, 30 YR TBA ......................................... 4.50 2/25/55 24
700 Fannie Mae, 30 YR TBA ......................................... 4.50 1/25/56 683
625 Fannie Mae, 30 YR TBA ......................................... 5.00 2/25/56 623
550 Fannie Mae, 30 YR TBA ......................................... 5.00 1/25/56 549
675 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/56 684
1,150 Fannie Mae, 30 YR TBA ......................................... 5.50 1/25/56 1,165
1,450 Fannie Mae, 30 YR TBA ......................................... 6.00 1/25/56 1,487
250 Fannie Mae, 30 YR TBA ......................................... 6.00 2/25/56 257
75 Fannie Mae, 30 YR TBA ......................................... 6.50 2/25/56 78
500 Fannie Mae, 30 YR TBA ......................................... 6.50 1/25/56 520
50 Fannie Mae, 30 YR TBA ......................................... 7.00 2/25/55 53
250 Fannie Mae, 30 YR TBA ......................................... 7.00 1/25/56 263
61 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 47
52 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 44
315 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 286
341 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 264
331 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 256
310 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 281
307 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 279
292 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 265
272 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 247
159 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 123
164 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 148
383 Freddie Mac, Pool #SL1729 ....................................... 2.00 2/1/52 317
272 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 255
235 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 192
263 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 245
137 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 119
211 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 173
200 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 174
384 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 311
148 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 121

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 375 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 $ 306
421 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 346
343 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 280
98 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 91
302 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 247
412 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 383
391 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 319
57 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 55
328 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 269
382 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 311
361 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 293
400 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 325
339 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 276
314 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 256
104 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 92
224 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 207
302 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 262
161 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 150
367 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 299
364 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 297
394 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 320
109 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 95
133 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 116
322 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 263
107 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 93
229 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 187
73 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 60
259 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 240
216 Freddie Mac, Pool #RB5148 ....................................... 2.00 3/1/42 187
357 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 291
301 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 247
364 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 297
291 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 270
361 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 294
350 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 287
335 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 273
342 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 279
187 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 152
212 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 173
194 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 158
409 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 335
368 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 300
343 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 280
313 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 259
118 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 96
376 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 305
355 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 291
394 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 322
308 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 252
320 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 261
363 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 296
339 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 277
323 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 265
304 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 249
327 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 268
195 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 159
320 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 261
188 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 154
351 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 287

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 259 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 $ 221
356 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 304
157 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 135
15 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 14
132 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 113
207 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 175
323 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 276
117 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 100
324 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 275
370 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 315
383 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 326
350 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 299
334 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 285
358 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 306
263 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 225
131 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 113
234 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 200
381 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 325
260 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 222
234 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 201
316 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 270
340 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 290
50 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 44
30 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 29
252 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 215
143 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 123
273 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 237
51 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 49
15 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 15
245 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 209
291 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 248
94 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 89
43 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 39
192 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 164
175 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 150
377 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 324
406 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 345
43 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 40
94 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 89
193 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 165
224 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 192
26 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 25
116 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 100
275 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 235
332 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 284
92 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 84
344 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 293
74 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 63
415 Freddie Mac, Pool #SD7226 ....................................... 2.50 5/1/52 356
197 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 168
288 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 247
366 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 311
209 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 187
18 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
343 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 294
249 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 213
367 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 316
42 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 38
24 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 23

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 393 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 $ 333
343 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 293
6 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 6
82 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 75
92 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 84
395 Freddie Mac, Pool #SD5277 ....................................... 3.00 7/1/52 351
23 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 21
46 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 42
34 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 31
48 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 43
47 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 42
99 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 88
111 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 100
63 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 57
58 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 53
69 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 64
137 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 126
27 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 25
47 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 42
71 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 66
36 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 33
56 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 50
301 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 267
65 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 59
68 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 63
46 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 41
30 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 27
9 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 9
19 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 19
16 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 14
113 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 103
78 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 71
281 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 251
381 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 352
35 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 32
87 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 78
174 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 156
74 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 72
82 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 73
36 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 35
53 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 48
41 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 37
45 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 42
64 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 60
118 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 111
36 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 34
362 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 340
232 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 218
80 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 76
99 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 93
114 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 107
28 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 26
23 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 22
48 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 45
62 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 60
21 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 20
329 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 305
469 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 435
10 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 44 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 $ 42
13 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 13
20 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 19
33 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 31
72 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 68
84 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 78
33 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 31
57 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 54
225 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 216
12 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 11
23 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 21
21 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 19
49 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 46
55 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 52
— Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 —
7 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 7
46 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 45
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
17 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 16
58 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 56
19 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 18
48 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 46
309 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 295
21 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 20
26 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 25
90 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 86
48 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 47
11 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 11
35 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 35
331 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 315
46 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 44
6 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 6
324 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 309
29 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 28
162 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 155
333 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 318
76 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 73
210 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 200
60 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 58
32 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 30
336 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 319
333 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 326
34 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 34
336 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 329
44 Freddie Mac, Pool #RB5323 ....................................... 4.50 12/1/44 44
80 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 79
434 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 424
347 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 340
83 Freddie Mac, Pool #SB8348 ....................................... 4.50 12/1/39 83
120 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 118
68 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 67
332 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 325
264 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 259
18 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 18
374 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 367
16 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 16
18 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 18
418 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 418
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 395 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 $ 396
348 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 348
40 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 40
334 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 333
328 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 329
436 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 435
189 Freddie Mac, Pool #SD6602 ....................................... 5.00 5/1/53 190
334 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 334
45 Freddie Mac, Pool #RB5349 ....................................... 5.00 6/1/45 45
420 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 419
382 Freddie Mac, Pool #RJ2854 ....................................... 5.00 11/1/54 385
283 Freddie Mac, Pool #SD4823 ....................................... 5.00 12/1/53 285
194 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 194
343 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 344
322 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 323
319 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 324
387 Freddie Mac, Pool #SL1542 ....................................... 5.50 6/1/55 395
247 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 252
511 Freddie Mac, Pool #SD7132 ....................................... 5.50 12/1/54 521
388 Freddie Mac, Pool #SL2723 ....................................... 5.50 10/1/54 396
391 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 397
409 Freddie Mac, Pool #SD6699 ....................................... 5.50 10/1/54 420
393 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 399
382 Freddie Mac, Pool #SL0620 ....................................... 5.50 3/1/55 391
371 Freddie Mac, Pool #SL1558 ....................................... 5.50 6/1/55 378
316 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 322
397 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 403
323 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 329
293 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 298
285 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 289
189 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 194
307 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 312
377 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 383
346 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 355
302 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 311
280 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 288
274 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 282
362 Freddie Mac, Pool #SL1127 ....................................... 6.00 12/1/54 372
475 Freddie Mac, Pool #SL2561 ....................................... 6.00 7/1/54 490
197 Freddie Mac, Pool #SL1803 ....................................... 6.00 7/1/55 204
174 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 179
275 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 283
335 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 344
106 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 108
260 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 268
315 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 323
284 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 292
351 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 360
375 Freddie Mac, Pool #SD6226 ....................................... 6.00 8/1/54 389
357 Freddie Mac, Pool #SL1901 ....................................... 6.00 8/1/55 366
352 Freddie Mac, Pool #SL0216 ....................................... 6.50 1/1/55 369
161 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 167
338 Freddie Mac, Pool #SL1882 ....................................... 6.50 5/1/55 351
191 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 201
271 Freddie Mac, Pool #SL1881 ....................................... 6.50 7/1/55 281
192 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 200
202 Freddie Mac, Pool #SD8385 ....................................... 6.50 12/1/53 210
283 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 295
222 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 233

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 178 Freddie Mac, Pool #RQ0043 ....................................... 7.00 8/1/55 $ 187
9 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 9
5 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 5
20 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 19
8 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 8
7 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 7
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
50 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 49
36 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 35
24 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 23
15 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 15
20 Freddie Mac Gold, Pool #Q42878 ................................... 2.50 9/1/46 18
11 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 10
20 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 20
9 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 9
71 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 69
7 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 6
55 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 54
8 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 7
16 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 15
25 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 22
32 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 31
2 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 2
22 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 21
33 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 32
3 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 3
30 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 30
9 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 9
8 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 8
99 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 89
9 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 8
7 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 7
4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 4
13 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 13
104 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 95
25 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 23
8 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 7
14 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 14
3 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
60 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 55
50 Freddie Mac Gold, Pool #G18673 ................................... 3.00 1/1/33 49
29 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 27
5 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 5
10 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 9
11 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 11
9 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 9
16 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 15
38 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 35
21 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 21
19 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 18
44 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 43
4 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 4
79 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 72
15 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 15
5 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
66 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 60
10 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 10
25 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 24
18 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 17

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 $ 7
184 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 171
22 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 21
18 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 16
11 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 11
84 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 77
— Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 —
— Freddie Mac Gold, Pool #J14241 .................................... 3.00 1/1/26 —
94 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 87
31 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 29
24 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 24
28 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 27
6 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 5
20 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 20
2 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
4 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 3
3 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 3
19 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 18
10 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 10
6 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 6
7 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 6
33 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 30
22 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 22
8 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 8
69 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 66
26 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 25
29 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 27
33 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 31
26 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 25
30 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 29
21 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 20
56 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 53
82 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 77
23 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 22
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 4
16 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 15
70 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 66
19 Freddie Mac Gold, Pool #G08813 ................................... 3.50 5/1/48 18
62 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 58
26 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 24
12 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 12
9 Freddie Mac Gold, Pool #C91742 ................................... 3.50 1/1/34 9
39 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 37
7 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 7
62 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 59
33 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 31
6 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 6
49 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 46
27 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 26
40 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 37
3 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
31 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 31
6 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 6
42 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 40
53 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 49
18 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 18
50 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 48
46 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 44
17 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 16

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 47 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 $ 45
19 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 19
23 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 22
27 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 25
9 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 9
27 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 28
1 Freddie Mac Gold, Pool #J15105 .................................... 3.50 4/1/26 1
73 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 69
11 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 11
16 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 15
10 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 9
5 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 5
38 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 37
17 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 17
25 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 24
15 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 15
18 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 18
35 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 35
18 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 18
31 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 30
164 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 162
33 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 31
— Freddie Mac Gold, Pool #G14453 ................................... 4.00 6/1/26 —
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
7 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 7
4 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4
2 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 2
5 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 5
15 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 15
19 Freddie Mac Gold, Pool #Q34081 ................................... 4.00 6/1/45 19
39 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 37
33 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 32
17 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 17
62 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 61
9 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 9
11 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 11
25 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 25
15 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 15
— Freddie Mac Gold, Pool #E02862 ................................... 4.50 3/1/26 —
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
11 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 11
5 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 5
17 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 17
14 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 14
326 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 329
9 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 9
33 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 33
27 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 27
17 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 17
4 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 4
5 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 5
128 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 130
26 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 28
64 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 65
10 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 10
— Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 —
81 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 83
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 $ 23
81 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 86
19 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 20
10 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 11
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
274 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 227
658 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 545
206 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 170
249 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 207
393 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 326
362 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 300
296 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 245
328 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 272
265 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 219
343 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 284
314 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 260
157 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 130
149 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 123
491 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 407
338 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 280
377 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 312
419 Government National Mortgage Association, Pool #MA7192 ................ 2.00 2/20/51 347
419 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 347
259 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 214
1,037 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 858
272 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 225
4 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 4
341 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 295
141 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 123
3 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 3
6 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 6
300 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 259
260 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 224
150 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 130
27 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 24
13 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 12
330 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 285
216 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 187
267 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 231
112 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 97
334 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 289
145 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 128
242 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 209
635 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 548
458 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 396
201 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 174
278 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 241
14 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 13
285 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 247
9 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 8
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 10
305 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 264
174 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 150
95 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 82
158 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 137
4 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 4
331 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 286
3 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 3
71 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 61

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 362 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 $ 313
311 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 269
5 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4
9 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
292 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 253
146 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 129
343 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 297
327 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 282
3 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 3
79 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 73
4 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 4
23 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 21
18 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 16
14 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 13
187 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 169
271 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 245
12 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 11
54 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 49
6 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
85 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 77
166 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 150
10 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 9
118 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 108
57 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 51
55 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 50
3 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 3
96 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 88
40 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 36
89 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 82
98 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 89
288 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 259
334 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 301
72 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 66
23 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 22
102 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 95
113 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 103
37 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 34
5 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 4
14 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 13
55 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 50
42 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 38
9 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 8
109 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 99
3 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 3
358 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 334
48 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 44
59 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 54
54 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 49
80 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 73
3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
44 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 41
293 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 264
40 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 37
63 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 59
38 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 34
58 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 53
16 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 15
99 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 89
77 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 70

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 133 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 $ 122
26 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 24
57 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 53
285 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 257
118 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 108
4 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 4
47 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 43
10 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 10
45 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 41
30 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 28
72 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 65
132 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 121
35 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 32
102 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 93
— Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 —
64 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 59
62 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 56
29 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 27
8 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 7
33 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 31
49 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 45
66 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 62
43 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 40
11 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 11
9 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 9
76 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 70
97 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 91
1 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 1
98 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 93
31 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 29
53 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 50
56 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 53
44 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 41
34 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 32
667 Government National Mortgage Association, Pool #MB0742 ................ 3.50 11/20/55 607
30 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 28
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
99 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 93
55 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 51
47 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 44
53 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 49
46 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 44
43 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 40
3 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 3
9 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 8
40 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 37
10 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 9
46 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 42
70 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 64
8 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 7
59 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 54
7 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 6
48 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 44
7 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 7
43 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 40
194 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 178
210 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 194
39 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 36
36 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 34

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 52 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 $ 48
81 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 76
35 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 33
18 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 16
48 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 46
69 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 64
31 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 29
98 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 92
139 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 130
62 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 58
13 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 12
61 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 56
1 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 1
11 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 10
28 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 26
35 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 32
173 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 163
68 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 64
29 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 27
37 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 35
24 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 23
305 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 278
58 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 54
53 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 50
52 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 48
85 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 80
86 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 80
72 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 68
51 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 47
57 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 53
41 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 39
51 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 48
12 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
82 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 75
32 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 30
55 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 51
64 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 59
90 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 83
6 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 6
40 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 39
131 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 124
14 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 14
33 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 33
18 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 17
12 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 12
36 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 35
34 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 33
63 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 61
36 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 35
71 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 68
22 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 21
38 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 37
12 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 11
24 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 24
28 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 27
34 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 33
18 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 17
18 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 17
5 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 5

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 316 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 $ 301
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 7
59 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 58
45 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 43
60 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 58
11 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 10
30 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 30
14 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 14
42 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 40
43 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 42
22 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 21
13 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 13
32 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 31
15 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 14
39 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 37
393 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 375
10 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 10
43 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 42
394 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 376
37 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 36
11 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 10
21 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 20
11 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 10
16 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 16
9 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 8
39 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 38
11 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
59 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 57
19 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 19
51 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 50
33 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 32
122 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 120
10 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 9
7 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 6
49 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 48
33 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 32
45 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 45
4 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 4
45 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 45
10 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 10
368 Government National Mortgage Association, Pool #MA8946 ................ 4.50 6/20/53 359
39 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 39
5 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 5
18 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 17
8 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 8
124 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 126
14 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 14
2 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 2
9 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 9
10 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 9
171 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 173
7 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 7
8 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 8
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 4
31 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 31
300 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 294
23 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 23
26 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 26

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 $ 8
11 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 11
72 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 74
231 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 225
15 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 15
321 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 315
579 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 565
436 Government National Mortgage Association, Pool #MB0145 ................ 4.50 1/20/55 425
29 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 29
483 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 474
25 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 25
17 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 17
615 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 614
122 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 126
7 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 7
34 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 35
26 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 26
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
302 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 303
176 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 176
11 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 11
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
332 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 333
335 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 335
336 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 337
12 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 12
24 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 24
313 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 314
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
247 Government National Mortgage Association, Pool #MB0423 ................ 5.00 6/20/55 246
7 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 7
367 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 366
50 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 51
7 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 7
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 4
8 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 8
7 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 7
15 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 16
7 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 7
425 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 424
561 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 564
7 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 7
371 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 375
365 Government National Mortgage Association, Pool #MA9851 ................ 5.50 8/20/54 369
132 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 134
369 Government National Mortgage Association, Pool #MB0424 ................ 5.50 6/20/55 373
34 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 36
397 Government National Mortgage Association, Pool #MB0556 ................ 5.50 8/20/55 401
318 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 323
384 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 389
340 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 345
296 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 300
225 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 228
285 Government National Mortgage Association, Pool #MA8570 ................ 5.50 1/20/53 289
367 Government National Mortgage Association, Pool #MA9906 ................ 5.50 9/20/54 371
387 Government National Mortgage Association, Pool #MB0308 ................ 5.50 4/20/55 391
22 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 23
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
339 Government National Mortgage Association, Pool #MB0259 ................ 5.50 3/20/55 343

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 251 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 $ 254
454 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 459
320 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 325
4 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 4
75 Government National Mortgage Association, Pool #MB0686 ................ 5.50 10/20/55 75
353 Government National Mortgage Association, Pool #MB0148 ................ 6.00 1/20/55 360
380 Government National Mortgage Association, Pool #MB0206 ................ 6.00 2/20/55 387
336 Government National Mortgage Association, Pool #MB0260 ................ 6.00 3/20/55 342
188 Government National Mortgage Association, Pool #MA9780 ................ 6.00 7/20/54 192
19 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 20
22 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 23
99 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 101
18 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 18
309 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 315
237 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 242
301 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 308
253 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 259
277 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 282
327 Government National Mortgage Association, Pool #MB0309 ................ 6.00 4/20/55 333
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
163 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 169
296 Government National Mortgage Association, Pool #MB0558 ................ 6.50 8/20/55 307
186 Government National Mortgage Association, Pool #MB0261 ................ 6.50 3/20/55 192
105 Government National Mortgage Association, Pool #MA9908 ................ 6.50 9/20/54 108
217 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 225
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 2/20/56 21
475 Government National Mortgage Association, 30 YR TBA .................. 2.00 1/20/56 393
675 Government National Mortgage Association, 30 YR TBA .................. 2.50 1/20/56 583
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 2/20/56 22
700 Government National Mortgage Association, 30 YR TBA .................. 3.00 1/20/56 630
525 Government National Mortgage Association, 30 YR TBA .................. 3.50 1/20/56 478
575 Government National Mortgage Association, 30 YR TBA .................. 4.00 1/20/56 543
400 Government National Mortgage Association, 30 YR TBA .................. 4.50 1/20/56 390
125 Government National Mortgage Association, 30 YR TBA .................. 4.50 2/20/55 122
725 Government National Mortgage Association, 30 YR TBA .................. 5.00 1/20/56 722
400 Government National Mortgage Association, 30 YR TBA .................. 5.00 2/20/55 399
325 Government National Mortgage Association, 30 YR TBA .................. 5.50 1/20/56 328
200 Government National Mortgage Association, 30 YR TBA .................. 5.50 2/20/56 202
75 Government National Mortgage Association, 30 YR TBA .................. 6.00 2/20/55 76
575 Government National Mortgage Association, 30 YR TBA .................. 6.00 1/20/56 586
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 2/20/56 26
300 Government National Mortgage Association, 30 YR TBA .................. 6.50 1/20/56 310
325 Government National Mortgage Association, 30 YR TBA .................. 7.00 1/20/55 334
Total U.S. Government Agency Mortgages (cost $217,972) ............... 203,860
Corporate Bonds — 0.12%
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 97
225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 207
Total Corporate Bonds (cost $304) ................................. 304
Shares
Investment Companies — 23.70%
Domestic Fixed Income — 14.82%
260,765
iShares U.S. Treasury Bond ETF .................................... 6,004
540,908
Vanguard Intermediate-Term Treasury ETF ............................ 32,417
38,421

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Money Market Funds — 8.88%
23,027,139
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.68(b) $ 23,027
Total Investment Companies (cost $60,584) ........................... 61,448
Total Investments (cost $294,696) — 108.37% ......................... 280,947
Liabilities in excess of other assets — (8.37)% ......................... (21,689)
Net Assets — 100.00% .......................................... $ 259,258
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on December 31, 2025.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.33% — — 1.33%
Collateralized Mortgage-Backed Securities .................................................................................... 4.58% — — 4.58%
U.S. Government Agency Mortgages ............................................................................................. 78.64% — — 78.64%
Corporate Bonds .............................................................................................................................. 0.12% — — 0.12%
Investment Companies .................................................................................................................... 8.53% 14.87% 0.30% 23.70%
Other Assets (Liabilities) ................................................................................................................. -8.37% — — -8.37%
Total Net Assets .......................................................................................................................... 84.83% 14.87% 0.30% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
178
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 99.80%
Alabama — 3.47%
$ 2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 $ 2,382
Arizona — 1.53%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,049
Arkansas — 1.89%
1,295 Rogers School District No. 30, GO Continuously Callable @ 100 (State Aid
Withholding) .............................................. 4.00 2/1/26 1,295
California — 1.68%
1,100 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/28 1,150
Florida — 2.04%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,403
Georgia — 1.92%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,319
Illinois — 6.59%
1,795 Regional Transportation Authority Revenue, Series A  ..................... 5.00 7/1/27 1,854
1,695 State of Illinois, GO  ............................................ 5.00 2/1/26 1,697
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 973
4,524
Kansas — 2.22%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A
Continuously Callable @100 (Pre-Refunded/Escrowed to Maturity) ....... 5.00 9/1/36 1,521
Maryland — 5.78%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,011
660 County of Harford MD, GO, Series B  ................................ 5.00 2/1/26 661
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,743
540 State of Maryland Department of Transportation Revenue  .................. 5.00 10/1/26 550
3,965
Minnesota — 5.78%
1,730 City of Minneapolis MN, GO  ...................................... 5.00 12/1/26 1,767
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,354
750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 845
3,966
Missouri — 1.63%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,117
Nebraska — 3.00%
2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 2,060
New Hampshire — 1.57%
940 New Hampshire Municipal Bond Bank Revenue, Series B  ................. 5.00 8/15/32 1,075
New Jersey — 8.86%
1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 1,784
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,264

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey (continued)
$ 3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 $ 3,029
6,077
New Mexico — 4.63%
1,740 Albuquerque Municipal School District No. 12, GO, Series A (State Aid
Withholding) .............................................. 5.00 8/1/26 1,764
1,225 New Mexico Finance Authority Revenue, Series C  ....................... 5.00 12/15/32 1,411
3,175
New York — 5.10%
1,605 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
C-1  .................................................... 5.00 5/1/28 1,695
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,806
3,501
Ohio — 1.13%
680 American Municipal Power, Inc. Revenue  ............................. 5.00 2/15/33 772
Oregon — 1.88%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 1,287
South Carolina — 2.42%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,663
South Dakota — 3.07%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,108
Tennessee — 4.06%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,651
1,000 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 1,132
2,783
Texas — 19.79%
1,735 Arlington Independent School District, GO (PSF-GTD) ................... 5.00 2/15/26 1,738
1,670 City of Cedar Park TX, GO  ....................................... 5.00 2/15/27 1,714
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,682
1,425 Conroe Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,498
1,245 County of Williamson TX, GO  ..................................... 5.00 2/15/28 1,305
1,475 Goose Creek Consolidated Independent School District, GO, Series B  ......... 5.00 2/15/28 1,544
1,450 Humble Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,525
1,400 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/32 1,583
970 Marble Falls Independent School District, GO (PSF-GTD) ................. 5.00 2/15/27 994
13,583
Virginia — 3.65%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 981
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 7/1/26 1,523
2,504
Washington — 2.33%
1,590 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,602
Wisconsin — 3.78%
1,260 City of Kenosha WI, GO, Series A  .................................. 5.00 9/1/32 1,426

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
As of December 31, 2025, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Wisconsin (continued)
$ 1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 $ 1,165
2,591
Total Municipal Bonds (cost $68,030) ............................... 68,472
Shares
Investment Company — 0.94%
Money Market Funds — 0.94%
647,038
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.68(a) 647
Total Investment Company (cost $647) .............................. 647
Total Investments (cost $68,677) — 100.74% ......................... 69,119
Liabilities in excess of other assets — (0.74)% ......................... (510)
Net Assets — 100.00% .......................................... $ 68,609
(a) Annualized 7-day yield as of period-end.
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2025 (Unaudited)
181
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 85.37%
Alabama — 3.49%
$ 2,895 Black Belt Energy Gas District Revenue Continuously Callable @101  ......... 4.00(a) 6/1/51 $ 2,946
1,000 Black Belt Energy Gas District Revenue, Series B Continuously Callable @100  .. 5.00 10/1/35 1,029
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25(a) 12/1/53 1,616
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,998
4,075 Energy Southeast A Cooperative District Revenue, Series B Continuously Callable
@100  ................................................... 5.00 9/1/33 4,219
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,105
5,000 Southeast Energy Authority A Cooperative District Revenue, Series E Continuously
Callable @100  ............................................ 5.00 10/1/30 5,359
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,018
19,290
Arizona — 1.42%
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 3,472
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,855
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,652
785 Salt River Project Agricultural Improvement & Power District Revenue, Series B
Continuously Callable @100  .................................. 5.00 5/1/39 891
7,870
California — 4.87%
3,000 California Community Choice Financing Authority Revenue, Series D Continuously
Callable @100  ............................................ 5.00(a) 10/1/55 3,114
1,700 Inglewood Unified School District, GO, Series B Continuously Callable @100  .. 5.50 8/1/43 1,933
1,000 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@100 (BAM) ............................................. 5.00 7/1/40 1,093
1,000 Los Angeles Department of Water & Power Revenue, Series C Continuously
Callable @100  ............................................ 5.00 7/1/36 1,150
1,900 Los Angeles Department of Water & Power Revenue, Series E  .............. 5.00 7/1/34 2,188
945 Los Angeles Unified School District/CA, GO, Series A  .................... 5.00 7/1/30 1,064
1,000 Ontario Public Financing Authority Revenue, Series A Continuously Callable @100  5.00 11/1/39 1,144
1,025 Ontario Public Financing Authority Revenue, Series A Continuously Callable @100  5.00 11/1/42 1,134
7,960 San Bernardino City Unified School District Certificates of Participation
Continuously Callable @100 (AGC) ............................. 5.00 10/1/41 8,891
650 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/31 722
1,000 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/32 1,141
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,299
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,063
26,936
Colorado — 1.27%
500 Canyons Metropolitan District No. 5, GO, Series A (BAM) ................. 5.00 12/1/33 564
2,340 Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Series
A (b) .................................................... 5.00 4/1/35 2,559
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 3,924
7,047
Connecticut — 0.78%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,105
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,679
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,044
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 494
4,322

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Delaware — 0.12%
$ 620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 $ 684
District of Columbia — 1.79%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,502
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,133
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,097
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,147
9,879
Florida — 4.50%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,021
3,000 County of Miami-Dade FL Aviation Revenue, Series A  .................... 5.00 10/1/34 3,349
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,896
960 County of Miami-Dade FL, GO, Series A  ............................. 5.00 7/1/33 1,108
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 997
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,189
1,000 Miami Beach Redevelopment Agency Tax allocation  ..................... 5.00 2/1/31 1,102
2,000 Mid-Bay Bridge Authority Revenue Continuously Callable @100  ............ 5.00 10/1/36 2,273
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @100  .. 5.00 10/1/32 3,406
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,150
3,875 Volusia County Educational Facility Authority Revenue Continuously Callable
@100  ................................................... 5.00 10/15/39 4,371
24,862
Georgia — 1.40%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,028
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,704
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 986
7,718
Illinois — 6.37%
4,000 Chicago Midway International Airport Revenue, Series C Continuously Callable
@100  ................................................... 5.00 1/1/41 4,168
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 492
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 429
4,335 Chicago O'Hare International Airport Revenue, Series D Continuously Callable
@100  ................................................... 5.00 1/1/42 4,353
1,025 Chicago O'Hare International Airport Revenue, Series F  ................... 5.00 1/1/32 1,137
1,465 Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A Continuously
Callable @100  ............................................ 5.00 12/1/36 1,675
49 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 35
1,200 City of Chicago IL Wastewater Transmission Revenue, Series B Continuously
Callable @100 (BAM) ....................................... 5.00 1/1/37 1,333
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,208
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,602
500 Illinois Finance Authority Revenue, Series A Continuously Callable @100  ...... 5.00 7/1/44 537
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,382
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 911
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,178
1,270 Sales Tax Securitization Corp. Revenue, Series C Continuously Callable @100  .. 5.00 1/1/35 1,412
5,945 State of Illinois Sales Tax Revenue, Series C Continuously Callable @100  ...... 5.00 6/15/43 6,307
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,031

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Illinois (continued)
$ 2,995 The Board of Trustees of the University of Illinois Certificates of Participation,
Series B Continuously Callable @100  ............................ 5.00 10/1/27 $ 3,035
35,225
Indiana — 1.57%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,526
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,527
530 Indiana Finance Authority Revenue, Series A1  .......................... 5.00 11/15/27 551
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,060
8,664
Iowa — 0.09%
450 Iowa Tobacco Settlement Authority Revenue, Series A2 Continuously Callable
@100  ................................................... 5.00 6/1/32 486
Kansas — 0.19%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,052
Kentucky — 1.63%
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 3,351
3,000 Kentucky Public Energy Authority Revenue, Series B Continuously Callable @100  5.00 12/1/33 3,113
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,278
1,170 University of Kentucky Revenue, Series A Continuously Callable @100  ....... 5.00 4/1/43 1,253
8,995
Lousiana — 0.42%
2,180 Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Continuously
Callable @100  ............................................ 5.25 7/15/44 2,334
Maine — 0.39%
1,025 Finance Authority of Maine Revenue, Series A1 (AGM) ................... 5.00 12/1/26 1,039
1,000 Regional School Unit No. 14, GO Continuously Callable @100  ............. 5.00 11/1/42 1,095
2,134
Maryland — 2.15%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,068
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,358
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,174
2,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,207
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,017
1,495 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 6/1/34 1,690
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,365
11,879
Massachusetts — 1.81%
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 885
1,500 Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
Continuously Callable @100  .................................. 4.00 7/1/37 1,564
425 Massachusetts Development Finance Agency Revenue Continuously Callable @100  5.25 6/1/43 458
3,550 Massachusetts Development Finance Agency Revenue, Series N-2 Continuously
Callable @100  ............................................ 5.00 7/1/35 3,973
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,465
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,665
10,010

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Michigan — 3.92%
$ 1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 $ 1,112
2,000 Detroit Regional Convention Facility Authority Revenue, Series C Continuously
Callable @100  ............................................ 5.00 10/1/38 2,170
1,000 Forest Hills Public Schools/MI, GO, Series I Continuously Callable @100  ...... 5.00 5/1/44 1,076
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,414
2,500 Great Lakes Water Authority Water Supply System Revenue, Series B  ......... 5.00 7/1/34 2,894
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,196
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,071
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 4.00 2/15/44 936
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,588
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,004
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,416
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 796
21,673
Minnesota — 2.26%
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 1,959
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,101
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,332
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,407
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,568
1,500 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 1,728
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,400
12,495
Missouri — 0.48%
1,545 City of Kansas City MO Water Revenue, Series A Continuously Callable @100  .. 5.00 12/1/44 1,647
995 St Joseph School District/MO, GO (ST AID DIR DEP) .................... 5.00 3/1/27 1,023
2,670
Nebraska — 0.65%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,041
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,038
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,530
3,609
Nevada — 1.77%
750 City of North Las Vegas NV, GO, Series B  ............................ 5.00 6/1/33 856
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,180
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,753
9,789
New Jersey — 2.93%
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,272
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 466
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,052
2,815 New Jersey Educational Facilities Authority Revenue, Series A Continuously
Callable @100  ............................................ 5.00(a) 7/1/64 3,268
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,822
2,000 New Jersey Institute of Technology Revenue, Series A Continuously Callable @100
(BAM) .................................................. 5.00 7/1/42 2,156
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 841
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,093
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 1,982

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey (continued)
$ 1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 $ 1,181
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,066
16,199
New Mexico — 0.20%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,086
New York — 7.46%
1,250 Albany Capital Resource Corp. Revenue, Series A Continuously Callable @100  .. 5.25 5/1/42 1,359
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,182
740 City of New York NY, GO, Series B-1  ................................ 5.00 8/1/32 837
5,000 City of New York NY, GO, Series E Continuously Callable @100  ............ 5.00 8/1/43 5,419
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @100  5.00 3/15/35 1,342
865 New York City Municipal Water Finance Authority Revenue, Series CC  ....... 5.00 6/15/31 976
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,856
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,158
930 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
A-1  .................................................... 5.00 11/1/32 1,058
1,500 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
D-1 Continuously Callable @100  ............................... 5.00 11/1/36 1,709
3,000 New York Energy Finance Development Corp. Revenue Continuously Callable
@100  ................................................... 5.00(a) 7/1/56 3,178
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,025
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,327
1,750 New York Transportation Development Corp. Revenue Continuously Callable @100  6.00 6/30/43 1,944
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,854
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 5,060
41,284
North Carolina — 0.58%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 920
1,130 Nash Health Care Systems Revenue Continuously Callable @100  ............ 5.50 2/1/43 1,230
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue, Series SE  ........... 5.00(a) 1/15/50 1,063
3,213
Ohio — 4.67%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @100  ............................................ 5.00 6/1/32 3,137
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,463
5,645 County of Allen OH Hospital Facilities Revenue, Series A Continuously Callable
@100  ................................................... 5.00 11/1/39 6,229
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,075
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 876
1,130 County of Warren OH Revenue Continuously Callable @100  ............... 5.00 7/1/36 1,246
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 1,987
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,538
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,985
950 Summit County Development Finance Authority Revenue, Series A Continuously
Callable @100 (BAM) ....................................... 5.00 7/1/37 1,041
1,045 The Ohio State University Revenue, Series A  ........................... 5.00 6/1/35 1,226
1,150 University of Cincinnati Revenue, Series A Continuously Callable @100  ....... 5.25 6/1/43 1,260
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 782
25,845

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Oklahoma — 0.50%
$ 1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 $ 2,192
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 562
2,754
Oregon — 1.54%
1,250 Clackamas Community College District, GO Continuously Callable @100 (SCH BD
GTY) ................................................... 5.00 6/15/44 1,352
2,000 Multnomah County School District No. 1J Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,170
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,707
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,287
8,516
Pennsylvania — 5.67%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,082
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,042
2,000 City of Philadelphia PA, GO, Series A Continuously Callable @100  .......... 5.00 8/1/38 2,276
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,829
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,864
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,046
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,727
4,000 Montgomery County Industrial Development Authority/PA Revenue, Series A
Continuously Callable @103  .................................. 5.00 11/15/42 4,183
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 4,038
1,000 Pennsylvania Economic Development Financing Authority Revenue, Series B
Continuously Callable @100  .................................. 5.00 3/15/38 1,092
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,070
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,057
1,100 Pennsylvania Turnpike Commission Revenue Continuously Callable @100  ..... 5.00 12/1/41 1,178
2,455 Pennsylvania Turnpike Commission Revenue, Series 1 Continuously Callable @100  5.00 6/1/35 2,839
1,620 Pennsylvania Turnpike Commission Revenue, Series A Continuously Callable
@100  ................................................... 5.00 12/1/44 1,676
1,130 Temple University-of The Commonwealth System of Higher Education Revenue
Continuously Callable @100 (AGC) ............................. 5.00 4/1/40 1,260
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,122
31,381
Rhode Island — 0.62%
730 Rhode Island Health and Educational Building Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/39 779
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 2,001
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 656
3,436
South Carolina — 0.52%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,064
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 708
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,109
2,881
Tennessee — 1.38%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,311
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,358
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,091
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/34 1,134

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Tennessee (continued)
$ 500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/29 $ 533
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,385
730 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 826
7,638
Texas — 9.08%
1,000 Arlington Higher Education Finance Corp. Revenue Continuously Callable @100
(PSF-GTD) ............................................... 5.00 8/15/39 1,099
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,062
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @100  . 5.00 8/15/37 2,797
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,020
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 308
670 City of Round Rock TX, GO Continuously Callable @100  ................. 5.00 8/15/39 752
980 City of San Antonio TX Electric & Gas Systems Revenue  ................. 5.00 2/1/32 1,109
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,392
6,000 Clifton Higher Education Finance Corp. Revenue, Series A Continuously Callable
@100 (PSF-GTD) .......................................... 5.00 2/15/38 6,590
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 990
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,568
1,750 County of Harris TX Revenue, Series B Continuously Callable @ 100, Callable
8/15/25 @ –  .............................................. 5.00 8/15/34 1,750
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,111
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 604
1,700 El Paso County Hospital District, GO Continuously Callable @100  ........... 5.00 2/15/39 1,852
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,501
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,154
655 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 655
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,135
530 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 570
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,371
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,692
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @103  ............................................ 5.00 10/1/36 1,685
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,410
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,197
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 3,878
900 Texas Municipal Power Agency Revenue Continuously Callable @100 (BAM) ... 5.00 9/1/41 976
925 Texas Transportation Commission, GO  ............................... 5.00 4/1/32 1,053
50,281
Vermont — 0.23%
1,200 Vermont Student Assistance Corp. Revenue, Series A  ..................... 5.00 6/15/33 1,274
Virginia — 0.16%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 862
Washington — 4.06%
790 City of Seattle WA Municipal Light & Power Revenue  .................... 5.00 2/1/32 896
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,080

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2025 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Washington (continued)
$ 1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 $ 1,769
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,506
1,555 Port of Seattle WA Revenue, Series B Continuously Callable @100 (AMT) ..... 5.00 8/1/33 1,683
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @100  ........... 5.00 7/1/36 4,023
715 Snohomish County Public Utility District No. 1 Electric System Revenue, Series A  5.00 12/1/35 841
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,444
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 896
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,151
1,000 University of Washington Revenue, Series A Continuously Callable @100  ...... 5.00 4/1/37 1,152
22,441
Wisconsin — 2.43%
580 Madison Metropolitan School District/WI, GO Continuously Callable @100  .... 5.00 3/1/34 628
600 Public Finance Authority Revenue, Series A Continuously Callable @100 (BAM) . 5.00 7/1/38 647
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,415
1,000 Racine Unified School District, GO Continuously Callable @100 (AGC) ....... 4.00 4/1/44 982
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @102  ............................................ 5.00(a) 4/1/54 1,086
1,000 West Allis West Milwaukee School District, GO Continuously Callable @100  ... 3.00 4/1/38 937
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,110
2,000 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 8/15/40 2,179
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,474
13,458
Total Municipal Bonds (cost $467,791) .............................. 472,172
Shares
Investment Companies — 13.26%
Domestic Fixed Income — 12.27%
453,640
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,908
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 7,282
96,407
BlackRock Municipal Income Trust .................................. 967
371,024
BlackRock MuniHoldings California Quality Fund, Inc. ................... 3,933
371,247
BlackRock MuniHoldings Fund, Inc. ................................. 4,358
56,695
BlackRock MuniHoldings New York Quality Fund, Inc. ................... 580
215,857
BlackRock MuniVest Fund, Inc. .................................... 1,496
559,426
BlackRock MuniYield Fund, Inc. ................................... 5,868
112,750
BlackRock MuniYield New York Quality Fund, Inc. ...................... 1,117
391,043
BlackRock MuniYield Quality Fund III, Inc. ........................... 4,251
10,000
BlackRock MuniYield Quality Fund, Inc. .............................. 113
53,221
BlackRock New York Municipal Income Trust .......................... 540
270,829
BNY Mellon Strategic Municipals, Inc. ............................... 1,722
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 811
82,382
Eaton Vance Municipal Bond Fund .................................. 802
127,714
Federated Hermes Premier Municipal Income Fund ...................... 1,419
135,981
iShares National Muni Bond ETF ................................... 14,564
195,885
MFS High Income Municipal Trust .................................. 725
568,249
MFS High Yield Municipal Trust .................................... 1,995
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,298
201,590
PIMCO California Municipal Income Fund ............................ 1,760
461,349
PIMCO Municipal Income Fund II .................................. 3,479

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2025.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
376,788
Western Asset Managed Municipals Fund, Inc. .......................... $ 3,934
67,922
Money Market Funds — 0.99%
5,443,710
BlackRock Liquidity Funds MuniCash ................................ 2.84(c) 5,444
Total Investment Companies (cost $72,731) ........................... 73,366
Total Investments (cost $540,522) — 98.63% ......................... 545,538
Other assets in excess of liabilities — 1.37% .......................... 7,555
Net Assets — 100.00% .......................................... $ 553,093
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on December 31, 2025.
(b) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 77.45% 7.92% — — 85.37%
Investment Companies ............................................................................................ 0.04% — 12.27% 0.95% 13.26%
Other Assets (Liabilities) ........................................................................................ 0.92% 0.14% 0.31% — 1.37%
Total Net Assets ................................................................................................. 78.41% 8.06% 12.58% 0.95% 100.00%

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)
190
See accompanying notes to financial statements.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
ASSETS:
Investments in securities, at value(a) .............................................................................. $ 1,980,568 $ 2,930,548
Cash ............................................................................................................... 92 1,392
Receivable for portfolio shares issued ............................................................................ — 292
Receivable from investments sold ................................................................................ 181 11,975
Variation margin receivable on derivatives ....................................................................... — 261
Cash held as collateral at broker for derivatives .................................................................. — 49,892
Dividends and interest receivable ................................................................................. 1,080 2,723
Foreign tax reclaims receivable ................................................................................... 103 139
Prepaid expenses .................................................................................................. 2 3
Total assets ..................................................................................................... 1,982,026 2,997,225
LIABILITIES:
Written options, at fair value (Premiums received $— and $441, respectively) .................................. — 693
Payable for investments purchased ............................................................................... — 202
Payable for portfolio shares redeemed ............................................................................ 1,979 13,339
Payable for collateral received on loaned securities .............................................................. 268 54
Variation margin payable on derivatives .......................................................................... — 3,677
Advisory fees payable ............................................................................................. 133 182
Administrative services fees payable ............................................................................. 70 104
Trustee fees payable ............................................................................................... 34 55
Professional fees payable ......................................................................................... 68 114
Custodian fees payable ............................................................................................ 74 90
Other accrued expenses ........................................................................................... 141 90
Total liabilities .................................................................................................. 2,767 18,600
NET ASSETS ........................................................................................................ $ 1,979,259 $ 2,978,625
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................................................................... $ 45 $ 191
Additional paid-in capital ......................................................................................... 551,506 2,488,751
Total distributable earnings/(loss) ................................................................................. 1,427,708 489,683
Net Assets ...................................................................................................... $ 1,979,259 $ 2,978,625
NET ASSETS: $ 1,979,259 $ 2,978,625
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ................................................. 44,652 191,096
Net Asset Value, offering and redemption price per share: (b) .................................................. $ 44.33 $ 15.59
Investments in securities, at cost .................................................................................. $ 542,379 $ 2,025,185
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Includes securities on loan of $262 and $52, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
The ESG Growth
Portfolio
The Catholic SRI
Growth Portfolio
The International
Equity Portfolio
The Institutional
International
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 123,205 $ 89,590 $ 667,594 $ 1,111,277
Cash ............................................................... 3 — 244 9,530
Foreign currency, at value (Cost $37, $68, $945 and $902,
respectively) .................................................... 37 69 1,250 908
Receivable for portfolio shares issued ............................ — — 125 316
Receivable from investments sold ................................ — — — 3,450
Variation margin receivable on derivatives ....................... — — — 93
Cash held as collateral at broker for derivatives .................. 50 — 159 13,957
Dividends and interest receivable ................................. 64 39 349 1,558
Foreign tax reclaims receivable ................................... 182 26 3,367 4,707
Receivable from Advisor — 5 — —
Prepaid expenses .................................................. 2 2 7 12
Total assets ..................................................... 123,543 89,731 673,095 1,145,808
LIABILITIES:
Payable for investments purchased ............................... 19 16 — 699
Payable for portfolio shares redeemed ............................ — — — 4,862
Payable for collateral received on loaned securities .............. 14 17 — 824
Variation margin payable on derivatives .......................... 6 — 27 1,504
Advisory fees payable ............................................. 21 — 44 137
Administrative services fees payable ............................. 20 19 60 69
Trustee fees payable ............................................... 2 1 18 28
Professional fees payable ......................................... 25 26 98 136
Custodian fees payable ............................................ 16 15 95 130
Other accrued expenses ........................................... 7 4 27 45
Total liabilities .................................................. 130 98 369 8,434
NET ASSETS ........................................................ $ 123,413 $ 89,633 $ 672,726 $ 1,137,374
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................... $ 8 $ 6 $ 42 $ 98
Additional paid-in capital ......................................... 56,894 62,222 372,663 924,003
Total distributable earnings/(loss) ................................. 66,511 27,405 300,021 213,273
Net Assets ...................................................... $ 123,413 $ 89,633 $ 672,726 $ 1,137,374
NET ASSETS: $ 123,413 $ 89,633 $ 672,726 $ 1,137,374
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): . 7,613 5,576 42,073 97,579
Net Asset Value, offering and redemption price per share: (b) .. $ 16.21 $ 16.08 $ 15.99 $ 11.66
Investments in securities, at cost .................................. $ 55,529 $ 60,934 $ 287,907 $ 869,015
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Includes securities on loan of $13, $16, $0 and $2,399, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
The Emerging
Markets Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 831,172 $ 110,733 $ 206,303
Cash ....................................................................................... 1,807 108 85
Foreign currency, at value (Cost $4,505, $— and $—, respectively) ..................... 5,016 — —
Receivable for portfolio shares issued .................................................... 320 360 —
Receivable from investments sold ........................................................ 1,230 607 —
Variation margin receivable on derivatives ............................................... — — 50
Cash held as collateral at broker for derivatives .......................................... 1,153 382 5,787
Dividends and interest receivable ......................................................... 2,494 519 385
Foreign tax reclaims receivable ........................................................... 29 — —
TBA sale commitments receivable ........................................................ — 24 —
Prepaid expenses .......................................................................... 12 5 6
Total assets ............................................................................. 843,233 112,738 212,616
LIABILITIES:
Payable for investments purchased ....................................................... 24 644 106
Payable for portfolio shares redeemed .................................................... 2,519 — 1
Payable for collateral received on loaned securities ...................................... — — 1,177
Variation margin payable on derivatives .................................................. 125 32 189
Accrued foreign capital gains tax ......................................................... 6,133 — —
TBA sale commitments payable .......................................................... — 1,130 —
Advisory fees payable ..................................................................... 151 7 27
Administrative services fees payable ..................................................... 50 27 18
Trustee fees payable ....................................................................... 15 1 3
Professional fees payable ................................................................. 78 24 18
Custodian fees payable .................................................................... 378 6 7
Other accrued expenses ................................................................... 23 4 4
Total liabilities .......................................................................... 9,496 1,875 1,550
NET ASSETS ................................................................................ $ 833,737 $ 110,863 $ 211,066
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ................................................. $ 37 $ 3 $ 28
Additional paid-in capital ................................................................. 677,638 117,151 215,880
Total distributable earnings/(loss) ......................................................... 156,062 (6,291) (4,842)
Net Assets .............................................................................. $ 833,737 $ 110,863 $ 211,066
NET ASSETS: $ 833,737 $ 110,863 $ 211,066
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ......................... 36,671 2,553(b) 28,038
Net Asset Value, offering and redemption price per share: (c) ........................... $ 22.74 $ 43.43(b) $ 7.53
Investments in securities, at cost .......................................................... $ 579,218 $ 112,130 $ 201,205
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Includes securities on loan of $1,207, $0 and $0, respectively.
(b) Shares outstanding and net asset value per share reflect a 1-for-5 reverse stock split effective after the close of trading on October 10, 2025. (Note 8)
(c) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
The U.S.
Government Fixed
Income Securities
Portfolio
The U.S.
Corporate Fixed
Income Securities
Portfolio
The U.S.
Mortgage/Asset
Backed Fixed
Income Securities
Portfolio
ASSETS:
Investments in securities, at value ........................................................ $ 1,195,024 $ 312,454 $ 280,947
Cash ....................................................................................... 1,611 — —
Receivable for portfolio shares issued .................................................... 509 — —
Receivable from investments sold ........................................................ 10,745 — 62
Cash held as collateral at broker for derivatives .......................................... 6,033 — —
Dividends and interest receivable ......................................................... 5,435 3,199 319
TBA sale commitments receivable ........................................................ — — 23
Prepaid expenses .......................................................................... 11 10 10
Total assets ............................................................................. 1,219,368 315,663 281,361
LIABILITIES:
Payable to Custodian ...................................................................... — 1,301 —
Written options, at fair value (Premiums received $588, $— and $—, respectively) .... 328 — —
Payable for investments purchased ....................................................... 10,933 — —
Payable for portfolio shares redeemed .................................................... 82 — —
Variation margin payable on derivatives .................................................. 337 — —
TBA sale commitments payable .......................................................... — — 22,034
Advisory fees payable ..................................................................... 37 20 16
Administrative services fees payable ..................................................... 42 18 27
Trustee fees payable ....................................................................... 16 4 3
Professional fees payable ................................................................. 40 14 11
Custodian fees payable .................................................................... 25 8 7
Other accrued expenses ................................................................... 29 8 5
Total liabilities .......................................................................... 11,869 1,373 22,103
NET ASSETS ................................................................................ $ 1,207,499 $ 314,290 $ 259,258
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ................................................. $ 140 $ 35 $ 30
Additional paid-in capital ................................................................. 1,256,544 335,826 290,788
Total distributable earnings/(loss) ......................................................... (49,185) (21,571) (31,560)
Net Assets .............................................................................. $ 1,207,499 $ 314,290 $ 259,258
NET ASSETS: $ 1,207,499 $ 314,290 $ 259,258
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ......................... 139,946 34,895 30,348
Net Asset Value, offering and redemption price per share: (a) ........................... $ 8.63 $ 9.01 $ 8.54
Investments in securities, at cost .......................................................... $ 1,197,069 $ 313,318 $ 294,696
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)
The Short-Term
Municipal Bond
Portfolio
The Intermediate
Term Municipal
Bond Portfolio
ASSETS:
Investments in securities, at value ................................................................................ $ 69,119 $ 545,538
Cash ............................................................................................................... — 3,173
Dividends and interest receivable ................................................................................. 1,063 5,895
Prepaid expenses .................................................................................................. 11 4
Total assets ..................................................................................................... 70,193 554,610
LIABILITIES:
Payable for investments purchased ............................................................................... 1,544 1,226
Advisory fees payable ............................................................................................. 7 205
Administrative services fees payable ............................................................................. 11 28
Trustee fees payable ............................................................................................... 1 8
Professional fees payable ......................................................................................... 18 26
Custodian fees payable ............................................................................................ 1 10
Other accrued expenses ........................................................................................... 2 14
Total liabilities .................................................................................................. 1,584 1,517
NET ASSETS ........................................................................................................ $ 68,609 $ 553,093
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................................................................... $ 7 $ 56
Additional paid-in capital ......................................................................................... 73,001 561,701
Total distributable earnings/(loss) ................................................................................. (4,399) (8,664)
Net Assets ...................................................................................................... $ 68,609 $ 553,093
NET ASSETS: $ 68,609 $ 553,093
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ................................................. 7,097 55,763
Net Asset Value, offering and redemption price per share: (a) ................................................... $ 9.67 $ 9.92
Investments in securities, at cost .................................................................................. $ 68,677 $ 540,522
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands)
195
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 3 $ 317
Dividends ............................................................................................................... 12,094 28,249
Income from securities lending, net .................................................................................... 3 2
Foreign withholding tax ................................................................................................ (7) (144)
Total Investment Income ............................................................................................ 12,093 28,424
EXPENSES:
Advisory fees ........................................................................................................... 757 1,059
Administrative services fees ........................................................................................... 334 499
Professional fees ....................................................................................................... 106 172
Transfer agent fees ..................................................................................................... 29 44
Compliance service fees ............................................................................................... 20 31
Custodian fees .......................................................................................................... 99 119
Redemption liquidity services fees ..................................................................................... 57 —
Registration and filing fees ............................................................................................. 4 8
Trustee fees ............................................................................................................. 79 121
Other ................................................................................................................... 191 163
Net Expenses .................................................................................................. 1,676 2,216
Net Investment Income ................................................................................................. 10,417 26,208
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations .......................... (1,964) 93,093
Net realized gains/(losses) from redemptions in-kind transactions 51,899 —
Net realized gains/(losses) from futures transactions .................................................................. — 44,880
Net realized gains/(losses) from written options transactions ......................................................... — 281
Net realized gains/(losses) from swap transactions .................................................................... — (15,941)
Net realized gains/(losses) from investments .......................................................................... 49,935 122,313
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations .... 124,902 81,091
Change in unrealized appreciation/(depreciation) on futures .......................................................... — (15,593)
Change in unrealized appreciation/(depreciation) on written options ................................................. — (496)
Change in unrealized appreciation/(depreciation) on swaps ........................................................... — 7,012
Change in unrealized appreciation/(depreciation) on investments ..................................................... 124,902 72,014
Net realized/unrealized gains/(losses) from investments .............................................................. 174,837 194,327
Change in net assets resulting from operations $ 185,254 $ 220,535

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG
Growth
Portfolio
The Catholic
SRI Growth
Portfolio
The
International
Equity Portfolio
The Institutional
International
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ — $ 162
Dividends .................................................................... 867 533 6,831 13,639
Income from securities lending, net ......................................... — — — 22
Foreign withholding tax ..................................................... (6) (15) (130) (198)
Total Investment Income ................................................. 861 518 6,701 13,625
EXPENSES:
Advisory fees ................................................................ 65 39 251 848
Administrative services fees ................................................ 48 36 152 220
Professional fees ............................................................ 37 32 93 137
Transfer agent fees .......................................................... 2 1 10 16
Compliance service fees .................................................... 1 1 7 11
Custodian fees ............................................................... 23 18 90 125
Registration and filing fees .................................................. 1 1 5 4
Trustee fees .................................................................. 4 3 28 44
Other ........................................................................ 8 2 33 54
Total expenses before waivers and/or reimbursements ............... 189 133 669 1,459
Expenses waived and/or reimbursed by Adviser ...................... — (13) — —
Net Expenses ....................................................... 189 120 669 1,459
Net Investment Income ...................................................... 672 398 6,032 12,166
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..................................................... 380 (422) 6,759 60,700
Net realized gains/(losses) from futures transactions ....................... 150 — 329 13,968
Net realized gains/(losses) from swap transactions ......................... — — — (5,314)
Net realized gains/(losses) from investments ............................... 530 (422) 7,088 69,354
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................... 11,185 6,489 49,871 5,801
Change in unrealized appreciation/(depreciation) on futures ............... (57) — (29) 810
Change in unrealized appreciation/(depreciation) on swaps ................ — — — 2,337
Change in unrealized appreciation/(depreciation) on investments .......... 11,128 6,489 49,842 8,948
Net realized/unrealized gains/(losses) from investments ................... 11,658 6,067 56,930 78,302
Change in net assets resulting from operations $ 12,330 $ 6,465 $ 62,962 $ 90,468

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Emerging
Markets
Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 8 $ 995 $ 78
Dividends .......................................................................................... 12,810 1,151 3,440
Income from securities lending, net ............................................................... 11 — 5
Foreign withholding tax ........................................................................... (858) — —
Total Investment Income ....................................................................... 11,971 2,146 3,523
EXPENSES:
Advisory fees ...................................................................................... 862 44 144
Administrative services fees ...................................................................... 172 63 57
Professional fees .................................................................................. 105 33 27
Transfer agent fees ................................................................................ 11 1 3
Compliance service fees .......................................................................... 8 1 2
Custodian fees ..................................................................................... 482 9 11
Registration and filing fees ........................................................................ 4 2 3
Trustee fees ........................................................................................ 31 4 7
Other .............................................................................................. 41 6 16
Net Expenses ............................................................................. 1,716 163 270
Net Investment Income ............................................................................ 10,255 1,983 3,253
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..... 22,588 (13) 826
Net realized gains/(losses) from futures transactions ............................................. 2,796 414 2,422
Net realized gains/(losses) from swap transactions ............................................... — — (4,038)
Net realized gains/(losses) from investments ..................................................... 25,384 401 (790)
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................................................................... 82,623 550 4,746
Change in unrealized appreciation/(depreciation) on futures ..................................... (2) (327) (2,029)
Change in unrealized appreciation/(depreciation) on swaps ...................................... — — 1,776
Change in unrealized appreciation/(depreciation) on investments ................................ 82,621 223 4,493
Net realized/unrealized gains/(losses) from investments ......................................... 108,005 624 3,703
Change in net assets resulting from operations $ 118,260 $ 2,607 $ 6,956

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S.
Government
Fixed Income
Securities
Portfolio
The U.S.
Corporate
Fixed Income
Securities
Portfolio
The U.S.
Mortgage/
Asset Backed
Fixed Income
Securities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 12,087 $ 5,597 $ 3,576
Dividends .......................................................................................... 11,650 1,941 1,218
Income from securities lending, net ............................................................... — 2 —
Total Investment Income ....................................................................... 23,737 7,540 4,794
EXPENSES:
Advisory fees ...................................................................................... 210 119 91
Administrative services fees ...................................................................... 207 70 92
Professional fees .................................................................................. 90 28 23
Transfer agent fees ................................................................................ 17 4 3
Compliance service fees .......................................................................... 12 3 2
Custodian fees ..................................................................................... 44 14 13
Registration and filing fees ........................................................................ 3 3 3
Trustee fees ........................................................................................ 46 12 9
Other .............................................................................................. 60 16 15
Net Expenses ............................................................................. 689 269 251
Net Investment Income ............................................................................ 23,048 7,271 4,543
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ........................................ (1,413) (890) 406
Net realized gains/(losses) from futures transactions ............................................. 6,820 — —
Net realized gains/(losses) from written options transactions .................................... 1,304 — —
Net realized gains/(losses) from investments ..................................................... 6,711 (890) 406
Change in unrealized appreciation/(depreciation) on investment transactions ................... 3,678 3,569 3,858
Change in unrealized appreciation/(depreciation) on futures ..................................... (5,957) — —
Change in unrealized appreciation/(depreciation) on written options ............................ 110 — —
Change in unrealized appreciation/(depreciation) on investments ................................ (2,169) 3,569 3,858
Net realized/unrealized gains/(losses) from investments ......................................... 4,542 2,679 4,264
Change in net assets resulting from operations $ 27,590 $ 9,950 $ 8,807

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The
Intermediate
Term Municipal
Bond Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 992 $ 7,843
Dividends ............................................................................................................... 20 1,708
Total Investment Income ............................................................................................ 1,012 9,551
EXPENSES:
Advisory fees ........................................................................................................... 43 509
Administrative services fees ........................................................................................... 27 114
Professional fees ....................................................................................................... 21 46
Transfer agent fees ..................................................................................................... 1 8
Compliance service fees ............................................................................................... 1 6
Custodian fees .......................................................................................................... 2 17
Registration and filing fees ............................................................................................. 5 4
Trustee fees ............................................................................................................. 2 22
Other ................................................................................................................... 6 46
Net Expenses .................................................................................................. 108 772
Net Investment Income ................................................................................................. 904 8,779
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ............................................................. (226) (1,112)
Net realized gains/(losses) from investments .......................................................................... (226) (1,112)
Change in unrealized appreciation/(depreciation) on investment transactions ........................................ 553 15,358
Change in unrealized appreciation/(depreciation) on investments ..................................................... 553 15,358
Net realized/unrealized gains/(losses) from investments .............................................................. 327 14,246
Change in net assets resulting from operations $ 1,231 $ 23,025

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)
200
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity Portfolio
The Institutional U.S.
Equity Portfolio
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Operations:
Net investment income ......................................................................... $ 10,417 $ 20,913 $ 26,208 $ 39,235
Net realized gains/(losses) from investments .................................................. 49,935 123,960 122,313 326,043
Change in unrealized appreciation/(depreciation) from investments .......................... 124,902 92,673 72,014 39,232
Change in net assets resulting from operations ................................................... 185,254 237,546 220,535 404,510
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (7,525) (28,947) (442,372) (481,949)
Change in net assets resulting from distributions ................................................. (7,525) (28,947) (442,372) (481,949)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 57,378 $ 158,088 $ 239,136 $ 207,966
Proceeds from reinvestment of dividends ...................................................... 1,357 15,621 431,358 473,750
Cost of shares redeemed ....................................................................... (119,183) (301,883) (202,990) (403,727)
Change in net assets from shares of beneficial interest ........................................ $ (60,448) $ (128,174) $ 467,504 $ 277,989
Change in net assets ............................................................................... 117,281 80,425 245,667 200,550
Net Assets:
Beginning of period ............................................................................ 1,861,978 1,781,553 2,732,958 2,532,408
End of period ................................................................................... $ 1,979,259 $ 1,861,978 $ 2,978,625 $ 2,732,958
Share Transactions:
Issued ........................................................................................... 1,338 4,171 13,632 12,621
Reinvested ...................................................................................... 31 409 27,873 30,151
Redeemed ...................................................................................... (2,789) (7,953) (11,618) (23,267)
Change in Shares ............................................................................... (1,420) (3,373) 29,887 19,505

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG Growth Portfolio
The Catholic SRI Growth
Portfolio
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Operations:
Net investment income ......................................................................... $ 672 $ 2,376 $ 398 $ 592
Net realized gains/(losses) from investments .................................................. 530 35,175 (422) 19
Change in unrealized appreciation/(depreciation) from investments .......................... 11,128 (14,059) 6,489 7,118
Change in net assets resulting from operations ................................................... 12,330 23,492 6,465 7,729
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (22,673) (2,620) (663) (606)
Change in net assets resulting from distributions ................................................. (22,673) (2,620) (663) (606)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 32 $ 114 $ 25,250 $ 27,399
Proceeds from reinvestment of dividends ...................................................... 21,511 233 644 583
Cost of shares redeemed ....................................................................... (689) (100,898) (7,914) (4,545)
Change in net assets from shares of beneficial interest ........................................ $ 20,854 $ (100,551) $ 17,980 $ 23,437
Change in net assets ............................................................................... 10,511 (79,679) 23,782 30,560
Net Assets:
Beginning of period ............................................................................ 112,902 192,581 65,851 35,291
End of period ................................................................................... $ 123,413 $ 112,902 $ 89,633 $ 65,851
Share Transactions:
Issued ........................................................................................... 2 7 1,558 1,966
Reinvested ...................................................................................... 1,341 14 41 43
Redeemed ...................................................................................... (37) (5,969) (493) (327)
Change in Shares ............................................................................... 1,306 (5,948) 1,106 1,682

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The International Equity
Portfolio
The Institutional
International Equity
Portfolio
The Emerging Markets
Portfolio
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Operations:
Net investment income ........................................ $ 6,032 $ 15,235 $ 12,166 $ 23,174 $ 10,255 $ 15,081
Net realized gains/(losses) from investments ................. 7,088 2,559 69,354 64,888 25,384 30,079
Change in unrealized appreciation/(depreciation) from
investments ................................................. 49,842 74,786 8,948 83,260 82,621 57,870
Change in net assets resulting from operations .................. 62,962 92,580 90,468 171,322 118,260 103,030
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (3,887) (16,216) (130,483) (41,108) (42,199) (21,926)
Change in net assets resulting from distributions ................ (3,887) (16,216) (130,483) (41,108) (42,199) (21,926)
Capital Transactions:
Proceeds from shares issued .................................. $ 855 $ 8,337 $ 96,811 $ 104,126 $ 27,713 $ 38,155
Proceeds from reinvestment of dividends ..................... 925 6,764 120,658 36,499 28,615 18,208
Cost of shares redeemed ...................................... (14,257) (32,727) (70,521) (182,420) (53,339) (93,641)
Change in net assets from shares of beneficial interest ....... $ (12,477) $ (17,626) $ 146,948 $ (41,795) $ 2,989 $ (37,278)
Change in net assets .............................................. 46,598 58,738 106,933 88,419 79,050 43,826
Net Assets:
Beginning of period ........................................... 626,128 567,390 1,030,441 942,022 754,687 710,861
End of period .................................................. $ 672,726 $ 626,128 $ 1,137,374 $ 1,030,441 $ 833,737 $ 754,687
Share Transactions:
Issued .......................................................... 56 641 7,797 9,474 1,210 2,051
Reinvested ..................................................... 59 519 10,474 3,490 1,297 1,010
Redeemed ..................................................... (938) (2,463) (5,662) (16,530) (2,352) (4,956)
Change in Shares .............................................. (823) (1,303) 12,609 (3,566) 155 (1,895)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Core Fixed Income
Portfolio
The Corporate
Opportunities Portfolio
The U.S. Government
Fixed Income Securities
Portfolio
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Operations:
Net investment income ........................................ $ 1,983 $ 3,304 $ 3,253 $ 7,586 $ 23,048 $ 38,028
Net realized gains/(losses) from investments ................. 401 (185) (790) 4,060 6,711 (4,558)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 223 2,137 4,493 (353) (2,169) 26,193
Change in net assets resulting from operations .................. 2,607 5,256 6,956 11,293 27,590 59,663
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (1,980) (3,319) (5,420) (4,477) (23,391) (38,032)
Tax return of capital ........................................ — — — (200) — —
Change in net assets resulting from distributions ................ (1,980) (3,319) (5,420) (4,677) (23,391) (38,032)
Capital Transactions:
Proceeds from shares issued .................................. $ 14,926 $ 21,566 $ 8,908 $ 19,035 $ 143,971 $ 195,020
Proceeds from reinvestment of dividends ..................... 1,834 3,141 5,182 4,549 17,740 28,503
Cost of shares redeemed ...................................... (5,227) (10,376) (6,216) (35,736) (34,776) (150,952)
Change in net assets from shares of beneficial interest ....... $ 11,533 $ 14,331 $ 7,874 $ (12,152) $ 126,935 $ 72,571
Change in net assets .............................................. 12,160 16,268 9,410 (5,536) 131,134 94,202
Net Assets:
Beginning of period ........................................... 98,703 82,435 201,656 207,192 1,076,365 982,163
End of period .................................................. $ 110,863 $ 98,703 $ 211,066 $ 201,656 $ 1,207,499 $ 1,076,365
Share Transactions:
Issued .......................................................... 342(a) 503(a) 1,175 2,587 16,679 22,996
Reinvested ..................................................... 42(a) 73(a) 689 619 2,053 3,336
Redeemed ..................................................... (119)(a) (243)(a) (817) (4,884) (4,015) (17,680)
Change in Shares .............................................. 265 333 1,047 (1,678) 14,717 8,652
(a) Share amounts have been adjusted to reflect a 1-for-5 re verse stock split effective after the close of trading on October 10, 2025. (Note 8)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Corporate Fixed
Income Securities Portfolio
The U.S. Mortgage/Asset
Backed Fixed Income
Securities Portfolio
The Short-Term Municipal
Bond Portfolio
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Operations:
Net investment income ........................................ $ 7,271 $ 12,612 $ 4,543 $ 7,691 $ 904 $ 1,778
Net realized gains/(losses) from investments ................. (890) (1,223) 406 (630) (226) (55)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 3,569 8,826 3,858 7,449 553 484
Change in net assets resulting from operations .................. 9,950 20,215 8,807 14,510 1,231 2,207
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (7,419) (12,690) (4,677) (7,743) (930) (1,785)
Change in net assets resulting from distributions ................ (7,419) (12,690) (4,677) (7,743) (930) (1,785)
Capital Transactions:
Proceeds from shares issued .................................. $ 27,243 $ 38,203 $ 25,749 $ 33,904 $ 4,352 $ 11,586
Proceeds from reinvestment of dividends ..................... 5,931 9,991 3,724 6,038 734 1,542
Cost of shares redeemed ...................................... (7,517) (47,985) (6,491) (38,426) (6,963) (8,999)
Change in net assets from shares of beneficial interest ....... $ 25,657 $ 209 $ 22,982 $ 1,516 $ (1,877) $ 4,129
Change in net assets .............................................. 28,188 7,734 27,112 8,283 (1,576) 4,551
Net Assets:
Beginning of period ........................................... 286,102 278,368 232,146 223,863 70,185 65,634
End of period .................................................. $ 314,290 $ 286,102 $ 259,258 $ 232,146 $ 68,609 $ 70,185
Share Transactions:
Issued .......................................................... 3,021 4,345 3,037 4,097 448 1,203
Reinvested ..................................................... 658 1,127 439 723 76 160
Redeemed ..................................................... (832) (5,407) (762) (4,596) (719) (936)
Change in Shares .............................................. 2,847 65 2,714 224 (195) 427

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Intermediate Term
Municipal Bond Portfolio
Six Months
Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30,
2025
Operations:
Net investment income ........................................................................................................... $ 8,779 $ 14,659
Net realized gains/(losses) from investments .................................................................................... (1,112) (186)
Change in unrealized appreciation/(depreciation) from investments ............................................................ 15,358 (2,535)
Change in net assets resulting from operations ..................................................................................... 23,025 11,938
Distributions to Shareholders:
From net investment income and/or net
realized capital gains .......................................................................................................... (8,866) (14,808)
Change in net assets resulting from distributions ................................................................................... (8,866) (14,808)
Capital Transactions:
Proceeds from shares issued ..................................................................................................... $ 28,114 $ 101,183
Proceeds from reinvestment of dividends ........................................................................................ 6,007 12,060
Cost of shares redeemed ......................................................................................................... (45,283) (55,277)
Change in net assets from shares of beneficial interest .......................................................................... $ (11,162) $ 57,966
Change in net assets ................................................................................................................. 2,997 55,096
Net Assets:
Beginning of period .............................................................................................................. 550,096 495,000
End of period ..................................................................................................................... $ 553,093 $ 550,096
Share Transactions:
Issued ............................................................................................................................. 2,855 10,399
Reinvested ........................................................................................................................ 611 1,238
Redeemed ........................................................................................................................ (4,627) (5,668)
Change in Shares ................................................................................................................. (1,161) 5,969

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
206
See accompanying notes to financial statements.
*
The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a)
Per share amounts are based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The U.S. Equity Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$40.41 $0.23 $3.86 $4.09 $(0.17) $— $(0.17) $44.33 10.12% 0.17% 0.17% 1.06% $1,979,259 3%
Year Ended June 30, 2025 ...............
36.03 0.44 4.54 4.98 (0.43) (0.17) (0.60) 40.41 13.95% 0.17% 0.17% 1.15% 1,861,978 5%
Year Ended June 30, 2024 ...............
29.18 0.31 7.28 7.59 (0.31) (0.43) (0.74) 36.03 26.35% 0.24% 0.23% 1.54% 1,781,553 13%
Year Ended June 30, 2023 ...............
26.04 0.30 4.82 5.12 (0.31) (1.67) (1.98) 29.18 21.14% 0.27% 0.27% 1.13% 806,580 11%
Year Ended June 30, 2022 ...............
33.87 0.28 (5.17) (4.89) (0.28) (2.66) (2.94) 26.04 (16.30)% 0.27% 0.27% 0.85% 706,876 12%
Year Ended June 30, 2021 ...............
25.84 0.25 9.63 9.88 (0.26) (1.59) (1.85) 33.87 39.43% 0.27% 0.27% 0.84% 933,398 15%
The Institutional U.S. Equity Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$16.95 $0.15 $1.18 $1.33 $(0.17) $(2.52) $(2.69) $15.59 7.99% 0.15% 0.15% 1.79% $2,978,625 22%
Year Ended June 30, 2025 ...............
17.87 0.25 2.39 2.64 (0.18) (3.38) (3.56) 16.95 16.51% 0.20% 0.20% 1.50% 2,732,958 62%
Year Ended June 30, 2024 ...............
16.46 0.25 3.17 3.42 (0.23) (1.78) (2.01) 17.87 22.40% 0.25% 0.23% 1.49% 2,532,408 78%
Year Ended June 30, 2023 ...............
14.93 0.27 2.22 2.49 (0.26) (0.70) (0.96) 16.46 17.61% 0.28% 0.28% 1.74% 2,469,401 39%
Year Ended June 30, 2022 ...............
22.87 0.15 (2.54) (2.39) (0.16) (5.39) (5.55) 14.93 (15.30)% 0.28% 0.28% 0.77% 2,252,240 43%
Year Ended June 30, 2021 ...............
17.12 0.17 6.79 6.96 (0.18) (1.03) (1.21) 22.87 41.89% 0.28% 0.28% 0.87% 2,434,118 29%

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The ESG Growth Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$17.90 $0.11 $1.81 $1.92 $(0.18) $(3.43) $(3.61) $16.21 10.97% 0.32% 0.32% 1.12% $123,413 2%
Year Ended June 30, 2025 ...............
15.71 0.23 2.25 2.48 (0.29) —(d) (0.29) 17.90 15.95% 0.24% 0.24% 1.39% 112,902 4%
Year Ended June 30, 2024 ...............
13.50 0.23 2.36 2.59 (0.23) (0.15) (0.38) 15.71 19.41% 0.28% 0.27% 1.61% 192,581 5%
Year Ended June 30, 2023 ...............
11.83 0.20 1.67 1.87 (0.19) (0.01) (0.20) 13.50 15.91% 0.38% 0.38% 1.59% 164,117 12%
Year Ended June 30, 2022 ...............
14.56 0.19 (2.23) (2.04) (0.21) (0.48) (0.69) 11.83 (14.80)% 0.39% 0.39% 1.36% 143,660 10%
Year Ended June 30, 2021 ...............
10.72 0.16 3.98 4.14 (0.17) (0.13) (0.30) 14.56 39.02% 0.36% 0.36% 1.28% 170,492 8%
The Catholic SRI Growth Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$14.73 $0.08 $1.40 $1.48 $(0.12) $(0.01) $(0.13) $16.08 10.05% 0.34% 0.31% 1.03% $89,633 12%
Year Ended June 30, 2025 ...............
12.66 0.19 2.06 2.25 (0.18) — (0.18) 14.73 17.91% 0.41% 0.31% 1.40% 65,851 17%
Year Ended June 30, 2024 ...............
10.65 0.17 2.02 2.19 (0.18) — (0.18) 12.66 20.69% 0.48% 0.31% 1.53% 35,291 11%
Year Ended June 30, 2023 ...............
9.10 0.17 1.63 1.80 (0.17) (0.08) (0.25) 10.65 20.07% 0.56% 0.31% 1.81% 29,056 11%
Year Ended June 30, 2022 ...............
16.13 0.20 (1.74) (1.54) (0.24) (5.25) (5.49) 9.10 (16.17)% 0.56% 0.31% 1.56% 22,525 25%
Year Ended June 30, 2021 ...............
11.63 0.19 4.55 4.74 (0.24) — (0.24) 16.13 41.00% 0.38% 0.31% 1.38% 28,912 42%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The International Equity Portfolio
Six Months Ended
December 31, 2025 (unaudited) ...
$14.60 $0.14 $1.34 $1.48 $(0.09) $— $— $(0.09) $15.99 10.16% 0.21% 0.21% 1.85% $672,726 6%
Year Ended June 30, 2025 ........
12.84 0.35 1.79 2.14 (0.38) — — (0.38) 14.60 16.88% 0.23% 0.23% 2.63% 626,128 11%
Year Ended June 30, 2024 ........
11.84 0.34 1.03 1.37 (0.37) — — (0.37) 12.84 11.69% 0.26% 0.25% 2.76% 567,390 20%
Year Ended June 30, 2023 ........
10.19 0.29 1.65 1.94 (0.29) — — (0.29) 11.84 19.01% 0.27% 0.27% 2.65% 545,157 8%
Year Ended June 30, 2022 ........
12.60 0.39 (2.35) (1.96) (0.45) — — (0.45) 10.19 (15.85)% 0.26% 0.26% 3.20% 536,208 19%
Year Ended June 30, 2021 ........
9.75 0.29 2.85 3.14 (0.29) — — (0.29) 12.60 32.16% 0.25% 0.25% 2.51% 719,981 23%
The Institutional International Equity Portfolio
Six Months Ended
December 31, 2025 (unaudited) ...
$12.13 $0.14 $0.88 $1.02 $(0.74) $(0.75) $— $(1.49) $11.66 8.55% 0.26% 0.26% 2.20% $1,137,374 28%
Year Ended June 30, 2025 ........
10.64 0.27 1.71 1.98 (0.46) (0.03) — (0.49) 12.13 19.40% 0.31% 0.31% 2.45% 1,030,441 45%
Year Ended June 30, 2024 ........
9.82 0.30 0.78 1.08 (0.26) — — (0.26) 10.64 11.02% 0.33% 0.32% 2.93% 942,022 21%
Year Ended June 30, 2023 ........
8.52 0.23 1.28 1.51 (0.13) —(d) (0.08) (0.21) 9.82 17.76% 0.35% 0.35% 2.50% 779,378 26%
Year Ended June 30, 2022 ........
11.61 0.27 (2.20) (1.93) (0.67) (0.49) — (1.16) 8.52 (18.16)% 0.27% 0.27% 2.55% 796,399 23%
Year Ended June 30, 2021 ........
8.85 0.18 2.78 2.96 (0.20) — — (0.20) 11.61 33.57% 0.25% 0.25% 1.73% 1,228,416 7%
The Emerging Markets Portfolio
Six Months Ended
December 31, 2025 (unaudited) ...
$20.67 $0.29 $2.97 $3.26 $(1.19) $— $— $(1.19) $22.74 15.94% 0.42% 0.42% 2.51% $833,737 7%
Year Ended June 30, 2025 ........
18.51 0.41 2.36 2.77 (0.61) — — (0.61) 20.67 15.45% 0.45% 0.45% 2.16% 754,687 49%
Year Ended June 30, 2024 ........
17.18 0.48 1.55 2.03 (0.70) — — (0.70) 18.51 12.19% 0.43% 0.41% 2.77% 710,861 25%
Year Ended June 30, 2023 ........
17.22(e) 0.47 (0.20) 0.27 (0.31) —(d) — (0.31) 17.18 1.63% 0.46% 0.46% 2.82% 702,868 6%
Year Ended June 30, 2022 ........
23.10 0.40 (5.85) (5.45) (0.43) — — (0.43) 17.22(e) (23.87)% 0.52% 0.46% 1.96% 716,399 20%
Year Ended June 30, 2021 ........
16.96 0.25 6.11 6.36 (0.22) — — (0.22) 23.10 37.62% 0.51% 0.51% 1.20% 963,673 8%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Amount rounds to less than $0.005 per share.
(e) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Core Fixed Income Portfolio
Six Months Ended
December 31, 2025 (unaudited) (d) ..
$43.14 $0.84 $0.28 $1.12 $(0.83) $— $— $(0.83) $43.43 2.58% 0.31% 0.31% 3.84% $110,863 13%(e)
Year Ended June 30, 2025(d) ......
42.17 1.55 0.97 2.52 (1.55) — — (1.55) 43.14 6.17% 0.30% 0.30% 3.65% 98,703 44%(e)
Year Ended June 30, 2024(d) ......
42.46 1.40 (0.29) 1.11 (1.40) — — (1.40) 42.17 2.68% 0.34% 0.32% 3.41% 82,435 45%(e)
Year Ended June 30, 2023(d) ......
44.10 1.40 (1.64) (0.24) (1.40) — — (1.40) 42.46 (0.51)% 0.40% 0.40% 3.27% 71,519 45%(e)
Year Ended June 30, 2022(d) ......
51.33 0.90 (6.73) (5.83) (0.95) (0.45) — (1.40) 44.10 (11.58)% 0.36% 0.36% 1.87% 57,494 33%(e)
Year Ended June 30, 2021(d) ......
52.95 0.90 (0.87) 0.03 (1.05) (0.60) — (1.65) 51.33 0.09% 0.33% 0.33% 1.71% 66,230 38%(e)
The Corporate Opportunities Portfolio
Six Months Ended
December 31, 2025 (unaudited) ...
$7.47 $0.12 $0.14 $0.26 $(0.20) $— $— $(0.20) $7.53 3.46% 0.26% 0.26% 3.11% $211,066 8%
Year Ended June 30, 2025 ........
7.23 0.27 0.14 0.41 (0.16) — (0.01) (0.17) 7.47 5.67% 0.26% 0.26% 3.67% 201,656 145%
Year Ended June 30, 2024 ........
6.84 0.41 0.43 0.84 (0.45) — — (0.45) 7.23 12.56% 0.29% 0.28% 5.92% 207,192 48%
Year Ended June 30, 2023 ........
6.67 0.30 0.16 0.46 (0.29) — — (0.29) 6.84 7.16% 0.30% 0.30% 4.50% 222,222 93%
Year Ended June 30, 2022 ........
8.07 0.02 (0.58) (0.56) (0.02) (0.82) — (0.84) 6.67 (8.03)% 0.21% 0.21% 0.27% 259,087 44%
Year Ended June 30, 2021 ........
7.14 0.01 0.93 0.94 (0.01) — — (0.01) 8.07 13.17% 0.21% 0.21% 0.12% 307,343 123%
The U.S. Government Fixed Income Securities Portfolio
Six Months Ended
December 31, 2025 (unaudited) ...
$8.60 $0.17 $0.03 $0.20 $(0.17) $— $— $(0.17) $8.63 2.37% 0.12% 0.12% 3.93% $1,207,499 9%
Year Ended June 30, 2025 ........
8.42 0.32 0.18 0.50 (0.32) — — (0.32) 8.60 6.04% 0.12% 0.12% 3.76% 1,076,365 63%
Year Ended June 30, 2024 ........
8.49 0.30 (0.08) 0.22 (0.29) — — (0.29) 8.42 2.69% 0.13% 0.12% 3.52% 982,163 74%
Year Ended June 30, 2023 ........
8.86 0.30 (0.37) (0.07) (0.30) —(f) — (0.30) 8.49 (0.76)% 0.17% 0.17% 3.53% 919,872 45%
Year Ended June 30, 2022 ........
9.99 0.18 (1.10) (0.92) (0.15) (0.06) — (0.21) 8.86 (9.40)% 0.22% 0.22% 1.93% 628,468 41%
Year Ended June 30, 2021 ........
10.83 0.15 (0.50) (0.35) (0.15) (0.34) — (0.49) 9.99 (3.30)% 0.20% 0.20% 1.47% 256,466 67%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Per share amounts reflect a 1-for-5 reverse stock split effective after the close of trading on October 10, 2025. (Note 8)
(e) Portfolio turnover does not include TBA security transactions.
(f) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The U.S. Corporate Fixed Income Securities Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$8.93 $0.22 $0.08 $0.30 $(0.22) $— $(0.22) $9.01 3.36% 0.18% 0.18% 4.73% $314,290 19%
Year Ended June 30, 2025 ...............
8.70 0.41 0.23 0.64 (0.41) — (0.41) 8.93 7.48% 0.18% 0.18% 4.57% 286,102 70%
Year Ended June 30, 2024 ...............
8.67 0.37 0.03 0.40 (0.37) — (0.37) 8.70 4.70% 0.21% 0.19% 4.32% 278,368 37%
Year Ended June 30, 2023 ...............
8.79 0.31 (0.12) 0.19 (0.31) — (0.31) 8.67 2.19% 0.24% 0.24% 3.53% 266,063 37%
Year Ended June 30, 2022 ...............
10.66 0.26 (1.48) (1.22) (0.26) (0.39) (0.65) 8.79 (12.12)% 0.21% 0.21% 2.63% 257,699 31%
Year Ended June 30, 2021 ...............
10.92 0.30 0.05 0.35 (0.31) (0.30) (0.61) 10.66 3.21% 0.23% 0.23% 2.77% 270,435 46%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$8.40 $0.15 $0.15 $0.30 $(0.16) $— $(0.16) $8.54 3.58% 0.20% 0.20% 3.61% $259,258 6%(d)
Year Ended June 30, 2025 ...............
8.17 0.29 0.23 0.52 (0.29) — (0.29) 8.40 6.44% 0.22% 0.22% 3.44% 232,146 16%(d)
Year Ended June 30, 2024 ...............
8.24 0.27 (0.07) 0.20 (0.27) — (0.27) 8.17 2.51% 0.22% 0.20% 3.38% 223,863 11%(d)
Year Ended June 30, 2023 ...............
8.58 0.23 (0.33) (0.10) (0.24) — (0.24) 8.24 (1.18)% 0.24% 0.24% 2.80% 217,694 12%(d)
Year Ended June 30, 2022 ...............
9.55 0.12 (0.92) (0.80) (0.17) — (0.17) 8.58 (8.51)% 0.23% 0.23% 1.25% 213,253 27%(d)
Year Ended June 30, 2021 ...............
9.80 0.09 (0.14) (0.05) (0.20) — (0.20) 9.55 (0.51)% 0.23% 0.23% 0.96% 215,034 46%(d)
The Short-Term Municipal Bond Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$9.62 $0.13 $0.05 $0.18 $(0.13) $— $(0.13) $9.67 1.89% 0.31% 0.31% 2.61% $68,609 10%
Year Ended June 30, 2025 ...............
9.56 0.25 0.06 0.31 (0.25) — (0.25) 9.62 3.27% 0.27% 0.27% 2.59% 70,185 19%
Year Ended June 30, 2024 ...............
9.55 0.20 0.01 0.21 (0.20) — (0.20) 9.56 2.24% 0.32% 0.30% 2.13% 65,634 34%
Year Ended June 30, 2023 ...............
9.60 0.15 (0.04) 0.11 (0.16) — (0.16) 9.55 1.19% 0.29% 0.29% 1.54% 69,408 30%
Year Ended June 30, 2022 ...............
10.01 0.08 (0.41) (0.33) (0.08) — (0.08) 9.60 (3.27)% 0.28% 0.28% 0.82% 140,020 32%
Year Ended June 30, 2021 ...............
10.05 0.09 (0.04) 0.05 (0.09) —(e) (0.09) 10.01 0.51% 0.28% 0.28% 0.91% 150,484 18%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Portfolio turnover does not include TBA security transactions.
(e) Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Intermediate Term Municipal Bond Portfolio
Six Months Ended
December 31, 2025 (unaudited) ..........
$9.66 $0.16 $0.26 $0.42 $(0.16) $— $(0.16) $9.92 4.36% 0.28% 0.28% 3.17% $553,093 12%
Year Ended June 30, 2025 ...............
9.71 0.28 (0.05) 0.23 (0.28) — (0.28) 9.66 2.39% 0.27% 0.27% 2.86% 550,096 29%
Year Ended June 30, 2024 ...............
9.66 0.24 0.05 0.29 (0.24) — (0.24) 9.71 3.01% 0.30% 0.29% 2.49% 495,000 33%
Year Ended June 30, 2023 ...............
9.63 0.19 0.02 0.21 (0.18) — (0.18) 9.66 2.20% 0.33% 0.33% 1.92% 477,382 25%
Year Ended June 30, 2022 ...............
10.42 0.16 (0.77) (0.61) (0.16) (0.02) (0.18) 9.63 (5.98)% 0.31% 0.31% 1.56% 371,098 7%
Year Ended June 30, 2021 ...............
10.32 0.17 0.11 0.28 (0.18) — (0.18) 10.42 2.70% 0.30% 0.30% 1.61% 388,073 17%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2025 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2025, the Trust offered fourteen separate investment portfolios: The
U.S. Equity Portfolio (“U.S. Equity Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The
ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”),
The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional
International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio
(“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The U.S.
Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income
Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term
Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a
“Portfolio” and collectively the “Portfolios”).
Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in one class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle
Callaghan & Co., LLC.
As of December 31, 2025 , all Portfolios in the Trust are diversified Portfolios under the 1940 Act.
As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
Trust.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.
B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various
“inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the
Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy. Securities for which market quotations are not readily available shall be valued in accordance with procedures adopted by the Board, utilizing unobservable inputs which may include applying a discount to a range of limited transaction data are typically categorized as Level 3 in the fair value hierarchy.
Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.
Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.
Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed
income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.
Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.
Loan Participations and Assignments: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers, or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii)
the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available process in the market

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
for instruments of similar quality, rate, period until next interest rate, period until next interest rate reset and maturity and are typically categorized as Level 3 in the fair value hierarchy.
Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.
Rights Securities: Rights securities are valued at the closing price on the exchange and classified as Level 1 or intrinsically fair valued if there is not an exchange price available and classified as Level 2 or Level 3.
The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2025
(amounts in thousands). The breakdown of investment categorization is disclosed in the Portfolio of Investments for each Portfolio.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Equity Portfolio
Common Stocks ............. $ 1,977,581 $ 3 $ —
1
$ 1,977,584
Contingent Rights ............ 54 1 — 55
Investment Companies ........ 2,929 — — 2,929
Total Investment Securities ... $ 1,980,564 $ 4 $ — $ 1,980,568
a – a – a – a – a – a – a –
– – – – – – –
– – – – – – –
Institutional U.S. Portfolio
Common Stocks ............. $ 1,934,492 $ — $ —
1
$ 1,934,492
Contingent Rights ............ — — —
1
—
Investment Companies ........ 995,961 — — 995,961
Purchased Options ........... 95 — — 95
Total Investment Securities ... $ 2,930,548 $ — $ — $ 2,930,548
a – – a – – a – – a –
Other Financial Instruments
2
Futures ................... $ (5,35 7 ) $ — $ — $ (5,35 7 )
Credit Default Swap ........ — (22,861) — (22,861)
Written Options ............ (693) — — (693)
Total Investments .......... $ 2,924,49 8 $ (22,861) $ — $ 2,901,63 7
a – – a – – a – – a –
– – – – – – –
ESG Growth Portfolio
Common Stocks ............. $ 92,253 $ 29,911 $ —
1
$ 122,164
Warrant .................... — — —
1
—
Investment Companies ........ 1,041 — — 1,041
Total Investment Securities ... $ 93,294 $ 29,911 $ — $ 123,205
a – – a – – a – – a –
Other Financial Instruments
2
Futures ................... $ (7) $ — $ — $ (7)
Total Investments .......... $ 93,287 $ 29,911 $ — $ 123,198
a – – a – – a – – a –
– – – – – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Catholic SRI Growth Portfolio
Common Stocks ............. $ 69,399 $ 20,076 $ —
1
$ 89,475
Warrant .................... — — —
1
—
Investment Companies ........ 115 — — 115
Total Investment Securities ... $ 69,514 $ 20,076 $ — $ 89,590
a – a – a – a – a – a – a –
– – – – – – –
– – – – – – –
International Portfolio
Common Stocks ............. $ 85,780 $ 534,470 $ —
1
$ 620,250
Warrant .................... — — —
1
—
Investment Companies ........ 47,344 — — 47,344
Total Investment Securities ... $ 133,124 $ 534,470 $ — $ 667,594
a – – a – – a – – a –
Other Financial Instruments
2
Future .................... $ 35 $ — $ — $ 35
Total Investments .......... $ 133,159 $ 534,470 $ — $ 667,629
a – – a – – a – – a –
– – – – – – –
Institutional International
Portfolio
Common Stocks ............. $ 69,171 $ 444,751 $ —
1
$ 513,922
Investment Companies ........ 444,795 152,560 — 597,355
Total Investment Securities ... $ 513,966 $ 597,311 $ — $ 1,111,277
a – – a – – a – – a –
Other Financial Instruments
2
Future .................... $ 1,968 $ — $ — $ 1,968
Credit Default Swap ........ — (7,620) — (7,620)
Total Investments .......... $ 515,934 $ 589,691 $ — $ 1,105,625
a – – a – – a – – a –
– – – – – – –
Emerging Markets Portfolio
Common Stocks ............. $ 71,775 $ 454,391 $ 10,676 $ 536,842
Preferred Stock .............. — 2 — 2
Contingent Right ............. — 6 — 6
Investment Companies ........ 234,045 60,277 —
1
294,322
Total Investment Securities ... $ 305,820 $ 514,676 $ 10,676 $ 831,172
a – – a – – a – – a –
Other Financial Instruments
2
Future .................... $ 556 $ — $ — $ 556
Total Investments .......... $ 306,376 $ 514,676 $ 10,676 $ 831,728
a – – a – – a – – a –
– – – – – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Core Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 181 $ — $ 181
Collateralized Mortgage-Backed
Securities ................. — 606 — 606
U.S. Government Agency
Mortgages ................ — 10,382 — 10,382
U.S. Government Agency
Securities ................. — 313 — 313
Corporate Bonds ............. — 13,114 — 13,114
U.S. Treasury Obligations ...... — 29,546 — 29,546
Yankee Dollars .............. — 746 — 746
Investment Companies ........ 55,845 — — 55,845
Total Investment Securities ... $ 55,845 $ 54,888 $ — $ 110,733
a – a – a – a – a – a – a –
Other Financial Instruments
2
Futures ................... $ (26) $ — $ — $ (26)
Total Investments .......... $ 55,819 $ 54,888 $ — $ 110,707
a – – a – – a – – a –
– – – – – – –
Corporate Opportunities
Portfolio
Common Stocks ............. $ 619 $ 699 $ —
1
$ 1,318
Investment Companies ........ 191,378 13,607 — 204,985
Total Investment Securities ... $ 191,997 $ 14,306 $ — $ 206,303
a – – a – – a – – a –
Other Financial Instruments
2
Futures ................... $ (112) $ — $ — $ (112)
Credit Default Swap ........ — (5,791) — (5,791)
Total Investments .......... $ 191,885 $ 8,515 $ — $ 200,400
a – – a – – a – – a –
– – – – – – –
U.S. Government Fixed Income
Portfolio
U.S. Government Agency
Securities ................. $ — $ 6,719 $ — $ 6,719
U.S. Treasury Obligations ...... — 631,193 — 631,193
Investment Companies ........ 557,071 — — 557,071
Purchased Options ........... 41 — — 41
Total Investment Securities ... $ 557,112 $ 637,912 $ — $ 1,195,024
a – – a – – a – – a –
Other Financial Instruments
2
Futures ................... $ (524) $ — $ — $ (524)
Written Options ............ (328) — — (328)
Total Investments .......... $ 556,260 $ 637,912 $ — $ 1,194,172
a – – a – – a – – a –
– – – – – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Corporate Fixed Income
Portfolio
Corporate Bonds ............. $ — $ 216,985 $ — $ 216,985
Yankee Dollars .............. — 16,109 — 16,109
Investment Companies ........ 79,360 — — 79,360
Total Investment Securities ... $ 79,360 $ 233,094 $ — $ 312,454
a – a – a – a – a – a – a –
– – – – – – –
– – – – – – –
U.S. Mortgage/Asset Backed
Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 3,451 $ — $ 3,451
Collateralized Mortgage-Backed
Securities ................. — 11,884 — 11,884
U.S. Government Agency
Mortgages ................ — 203,860 — 203,860
Corporate Bonds ............. — 304 — 304
Investment Companies ........ 61,448 — — 61,448
Total Investment Securities ... $ 61,448 $ 219,499 $ — $ 280,947
a – – a – – a – – a –
– – – – – – –
– – – – – – –
Short-Term Municipal Portfolio
Municipal Bonds ............. $ — $ 68,472 $ — $ 68,472
Investment Company ......... 647 — — 647
Total Investment Securities ... $ 647 $ 68,472 $ — $ 69,119
a – – a – – a – – a –
– – – – – – –
– – – – – – –
Intermediate Municipal Portfolio
Municipal Bonds ............. $ — $ 472,172 $ — $ 472,172
Investment Companies ........ 73,366 — — 73,366
Total Investment Securities ... $ 73,366 $ 472,172 $ — $ 545,538
a – – a – – a – – a –
– – – – – – –
– – – – – – –
1 A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2025 Level 3 investments were 0.00% of net assets and are not considered significant.
2 Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):
The following table reflects quantitative information as of December 31, 2025 , with respect to the securities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3):
C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-
backed securities are classified as investment income or loss for financial reporting purposes.
For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The
Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary, once the issuers provide information about the actual composition of the distributions.
D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted security held by International Portfolio as of December 31, 2025 is identified below (amounts in thousands).
(a) Acquisition date represents the initial purchase date of the security.
E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.
Portfolio Asset Group
Balance as
of June 30,
2025
Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases
Sales
Proceeds
Change in
net assets
resulting
from
operations
Transfer
into
Level 3
Transfer out
of Level 3
Balance
as of
December
31, 2025
Emerging Markets
Portfolio ............
Common
Stock $ 11,18 7 $ — $ (511) $ — $ — $ — $ — $ — $ 10,676
Portfolio Asset Group
Value as of
December 31, 2025 Valuation Technique
Unobservable Input
Description
1
Unobservable
Input
Emerging Markets Portfolio ........... Common Stock $ 10 , 676 Market Approach Illiquidity Discount 30%
1 In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. Significant increases (decreases) in any of those inputs in isolation would have resulted in a significantly lower (higher) fair value measurement. An increase to the input used for the illiquidity discount would result in a decrease to fair value and a decrease would have the opposite effect.
Security Acquisition Date (a) Acquisition Cost
Shares or
Principal Amount Value
Percentage of
Net Assets
Medacta Group SA .................... 5/26/20 $ 446 8 $ 1,658 0.2%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed
Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term
Municipal Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The U.S. Equity Portfolio, Institutional U.S. Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio
and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis.
The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.
G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.
H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.
I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations. For the period ended December 31, 2025 , the commission recapture was less than $1,000 for The Institutional U.S. Portfolio.
J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the
Statements of Operations:
i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.
The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2025
(amounts in thousands).
Amounts designated as “—” are $0 or have been rounded to $0.
Assets
Portfolio
Unrealized
appreciation
on futures
contracts*
Investments,
at value for
purchased
options
Currency Risk Exposure:
Institutional U.S. Portfolio .................................................. $ – $ 95
Equity Risk Exposure:
International Portfolio ...................................................... 35 –
Institutional International Portfolio ........................................... 1,96 8 –
Emerging Markets Portfolio ................................................. 556 –
Interest Rate Exposure:
U.S. Government Fixed Income Portfolio ...................................... – 41
Liabilities
Portfolio
Unrealized
depreciation
on futures
contracts*
Written
options, at
fair value
Swap
agreements,
at value*
Credit Risk Exposure:
Institutional U.S. Portfolio .................................... $ – $ – $ 22,861
Institutional International Portfolio ............................. – – 7,620
Corporate Opportunities Portfolio .............................. – – 5,791
Currency Risk Exposure:
Institutional U.S. Portfolio .................................... 82 693 –
Equity Risk Exposure:
Institutional U.S. Portfolio .................................... 5,27 5 – –
ESG Growth Portfolio ....................................... 7 – –
Interest Rate Exposure:
(550,000) (328,000) –
Core Fixed Income Portfolio .................................. 26 – –
Corporate Opportunities Portfolio .............................. 112 – –
U.S. Government Fixed Income Portfolio ........................ 524 328 –
* Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin. Centrally cleared swaps are reported at value, which includes movements of variation margin. The
Statements of Assets and Liabilities only reflect the current day variation margin.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended
December 31, 2025 (amounts in thousands):
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
transactions
Net realized
gains/(losses)
from
written options
transactions
Net realized
gains/(losses)
from purchased
options*
transactions
Net realized
gains/(losses)
from swap
transactions
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (15,941)
Institutional International Portfolio .............. – – – (5,314)
Corporate Opportunities Portfolio ............... – – – (4,038)
Currency Risk Exposure
:
Institutional U.S. Portfolio ..................... (1,018) 268 (1,044) –
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... 45,898 13 (39) –
ESG Growth Portfolio ........................ 150 – – –
International Portfolio ......................... 329 – – –
Institutional International Portfolio .............. 13,968 – – –
Emerging Markets Portfolio .................... 2,796 – – –
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... 414 – – –
Corporate Opportunities Portfolio ............... 2,422 – – –
U.S. Government Fixed Income Portfolio ......... 6,820 1,304 (543) –
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
(depreciation)
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ 7,012
Institutional International Portfolio .............. – – – 2,337
Corporate Opportunities Portfolio ............... – – – 1,776
Currency Risk Exposure:
Institutional U.S. Portfolio ..................... (84) (496) 226 –
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... (15,509) – – –
ESG Growth Portfolio ........................ (57) – – –
International Portfolio ......................... (29) – – –
Institutional International Portfolio .............. 810 – – –
Emerging Markets Portfolio .................... (2) – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the
Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. As of December 31,
2025 , the Portfolios did not invest in derivatives subject to a MNA.
Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.
Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of
Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2025 , the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and
Liabilities.
Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a
Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and
Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses)
from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
(depreciation)
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... $ (327) $ – $ – $ –
Corporate Opportunities Portfolio ............... (2,029) – – –
U.S. Government Fixed Income Portfolio ......... (5,957) 110 (200) –
* Options purchased activity is included within the investment in securities line items on the Statement of Operations.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at
December 31, 2025 , and the month-end average notional amount for the period ended December 31, 2025 are detailed in the table below:
Amounts designated as “-” are $0 or have been rounded to $0.
Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments in securites, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.
Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the
Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.
With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
Institutional U.S. Portfolio ..................... $ 496,236 $ — $ 431,645 $ —
ESG Growth Portfolio ........................ 834 — 1,143 —
International Portfolio ......................... 4,788 — 4,578 —
Institutional International Portfolio .............. 266,993 — 204,754 —
Emerging Markets Portfolio .................... 38,461 — 31,031 —
Core Fixed Income Portfolio ................... 17,361 — 14,958 —
Corporate Opportunities Portfolio ............... 125,100 — 124,385 —
U.S. Government Fixed Income Portfolio ......... 183,830 — 183,959 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
The notional value of purchased and written options outstanding at December 31, 2025 and the month-end average notional amount for the period ended December 31, 2025 are detailed in the table below:
Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of
Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.
Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “change in unrealized appreciation/(depreciation) on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gains/(losses) from swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.
Credit Default Swaps: Certain of the Portfolios may enter into credit default swap agreements.  The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection
Purchased Options Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 16,250 $ 74,844
U.S. Government Fixed Income Portfolio ...................................... 23,600 34,321
Written Options Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 48,313 $ 68,406
U.S. Government Fixed Income Portfolio ...................................... 89,150 67,615

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
“buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred.
If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction.
If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The notional value of the swap agreements outstanding at December 31, 2025 and the month-end average notional amount for the period ended December 31, 2025 are detailed in the table below:
L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master
Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at
December 31, 2025 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.
Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios
may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.
Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.
Credit Default Swaps Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 300,000 $ 300,000
Institutional International Portfolio ........................................... 100,000 100,000
Corporate Opportunities Portfolio ............................................ 76,000 76,000

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2025 (amounts in thousands):
Amounts designated as “—” are $0 or have been round to $0
Securities lending transactions as of December 31, 2025 (amounts in thousands):
** Represents collateral received from prior securities lending activity
M. Redemption Liquidity Services. Certain of the Portfolios may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 10 days)
or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a participating Portfolio pays a fee to ReFlow each time ReFlow purchases Portfolio shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate (which is subject to change) is 0.14% of the value of the participating Portfolio shares purchased by ReFlow although the participating Portfolio may submit a bid at a higher fee rate if it determines that doing so is in the best interest of shareholders. ReFlow's purchases of participating Portfolio shares through the liquidity program are made on an investment-blind basis without regard to the participating Portfolio's objective, policies or anticipated performance.
In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a participating Portfolio. ReFlow will periodically redeem its entire share position in a participating Portfolio and request that such redemption be met in kind in accordance with the Portfolio's redemption-in-kind policies. The fees for these services are disclosed as “Redemption liquidity service fees” on the Statements of Operations.
Portfolio
Value of
Securities on
Loan
Value of
Collateral
Received* Net Amount
U.S. Equity Portfolio ........................................ $ 262 $ 262 $ —
Institutional U.S. Portfolio .................................... 52 52 —
ESG Growth Portfolio ....................................... 13 13 —
Catholic SRI Growth Portfolio ................................. 16 16 —
Institutional International Portfolio ............................. 2,399 824 1,575
Emerging Markets Portfolio ................................... 1,207 — 1,207
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received with a value of (amounts in thousands) $1,896 and $1,302 for Institutional International Portfolio and Emerging Markets Portfolio, respectively. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.
Remaining Contractual
Maturity
of the Collateral Held
Portfolio
Overnight and
Continuous
-Investment
Companies Total
U.S. Equity Portfolio ...................................................... $ 268 $ 268
Institutional U.S. Portfolio .................................................. 54 54
ESG Growth Portfolio ..................................................... 14 14
Catholic SRI Growth Portfolio ............................................... 17 17
Institutional International Portfolio ........................................... 824 824
Corporate Opportunities Portfolio ............................................ 1,177 ** 1,177

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
N. Recent Accounting Pronouncements. On December 14, 2023, FASB issued Accounting Standards Update ("ASU
2023-09") which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Portfolios’ financial statements.
3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.
For the period ended December 31, 2025 , the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of
Operations as “Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.
U.S. Equity Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ ─ 0.04% (a)(b)
Mellon Investments Corporation (Factor Strategy) ─ 0.065% (a)(b)
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ 0.06% (a)(c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 757 0.08% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(f)
Total $ 757 0.08%
Institutional U.S. Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ 115 0.04% (b)
Mellon Investments Corporation (Factor Strategy) 228 0.065% (b)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 192 0.06% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) 108 0.05% (d)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 0.21% (f)
RhumbLine Advisors LP 96 0.04%
Wellington Management Company, LLP 287 0.71% (g)
Total $ 1,059 0.07%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
ESG Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 60 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) 5 0.93% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Total $ 65 0.11%
Catholic SRI Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 39 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ 0.05% (a)(c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Total $ 39 0.10%
International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ ─ 0.48% (a)(h)
Mellon Investments Corporation (Developed Index Strategy) ─ 0.05% (a)(i)
Mellon Investments Corporation (Developed Factor Strategy) ─ 0.075% (a)(i)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 21 0.08% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 230 0.08% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(f)
Total $ 251 0.08%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Institutional International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 559 0.48% (h)
Mellon Investments Corporation (Developed Index Strategy) 71 0.05% (i)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(i)
Mellon Investments Corporation (Developed Factor Strategy) 71 0.075% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 73 0.06% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) 41 0.05% (d)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 0.76% (f)
Total $ 848 0.15%
Emerging Markets Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 462 1.00% (j)
Mellon Investments Corporation 328 0.13% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 43 0.07% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) 29 0.06% (d)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) ─ 0.08% (a)(e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(f)
Total $ 862 0.21%
Core Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 6 0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy) 11 0.06%
Mellon Investments Corporation (Corporate Strategy) ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.11% (k)
Total $ 44 0.09%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Corporate Opportunities Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 54 0.45%
Mellon Investments Corporation ─ 0.25% (a)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 57 0.06% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 1.00% (f)
Total $ 144 0.14%
U.S. Government Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 183 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.01% (k)
Total $ 210 0.04%
U.S. Corporate Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 92 0.08%
Mellon Investments Corporation ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.07% (k)
Total $ 119 0.08%
U.S. Mortgage/Asset Backed Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 64 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.15% (k)
Total $ 91 0.06%
Short-Term Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 43 0.125%
Total $ 43 0.125%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
(a) Specialist Manager/strategy approved by the Board to which no assets were allocated during the period ended December 31, 2025 .
(b) For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments
Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to
$2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.
For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the
Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.
“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the U.S. Equity Portfolio, Institutional U.S. Portfolio, International
Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.
(c) With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley
Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined
Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity
Strategy in that Portfolio.
“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its
Liquidity Strategy.
(d) With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.
(e) With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the
Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07%
of the Combined Tax-Managed Custom Strategy Assets over $1 billion.
“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.
(f) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(g) Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of
0.65% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio
Intermediate Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 28 0.125%
City of London Investment Management Company, Limited 154 0.45%
Insight North America, LLC 327 0.15% (l)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(k)
Total $ 509 0.18%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(h) City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International
Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(i) For its services to the International Portfolio, the Institutional International Portfolio, and the Emerging Markets Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.
For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.
For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.
For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.
The term “Combined Assets” means the sum of: (i) the net assets of the U.S. Equity Portfolio, Institutional U.S. Portfolio, International Portfolio,
Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and
(ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.
(j) CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the
Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(k) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(l) Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets. Effective January 1, 2026, this agreement was amended to be calculated daily and payable quarterly, at an annual rate of 0.15% for the first $500 million of the Combined Assets; and 0.10% of the next $500 of Combined Assets; and 0.08% of
Combined Assets exceeding $1 billion.
“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the
Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.
The Adviser continuously monitors the performance of various investment management organizations, including the
Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-
manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances. During the period the Advisor voluntarily waived fees or reimbursed certain expenses reflected as “Expenses waived and/or reimbursed by Adviser” on the Statement of Operations. Such amounts are not recoupable in subsequent years .

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion;
0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.
FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees”
on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the
Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between
$6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.
Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.
Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance
Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following
Foreside Financial Group, LLC’s acquisition of Alaric. Through December 31, 2025 , the Trust paid an annual fee of $164 for such services (amount in thousands).
4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities and purchases and sales associated with in-kind transactions, for the period ended December 31, 2025 were as follows (amounts in thousands). Any realized gains or losses from in kind redemptions are reflected on the Statements of Operations as net realized gains/(losses)
from in kind redemptions.
Excluding U.S. Government
Securities and In-Kind
Transactions
Associated with In-Kind
Transactions
Portfolio Purchases Sales Purchases Sales
U.S. Equity Portfolio ........................ $ 67,601 $ 59,845 $ – $ 60,691
Institutional U.S. Portfolio .................... 553,598 667,670 – –
ESG Growth Portfolio ....................... 2,396 2,466 – –
Catholic SRI Growth Portfolio ................. 26,908 9,244 – –
International Portfolio ........................ 37,605 47,298 – –
Institutional International Portfolio ............. 247,969 388,923 – –
Emerging Markets Portfolio ................... 53,750 100,579 – –
Core Fixed Income Portfolio .................. 93,199 7,447 – –
Corporate Opportunities Portfolio .............. 6,285 7,621 – –
U.S. Government Fixed Income Portfolio ........ 201 – – –
U.S. Corporate Fixed Income Portfolio .......... 81,256 56,668 – –
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ................................. 8,731 1,302 – –
Short-Term Municipal Portfolio ................ 7,283 6,884 – –
Intermediate Municipal Portfolio ............... 63,452 62,239 – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended
December 31, 2025 were as follows (amounts in thousands):
5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the
Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it
(but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-
not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends, 2023 to 2025 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the
Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
A. As of the latest tax year ended June 30, 2025, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) were as follows (amounts
in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
Portfolio Purchases Sales
Core Fixed Income Portfolio ................................................ $ 208,706 $ 3,699
U.S. Government Fixed Income Securities Portfolio ............................. 199,005 93,406
U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio .................... 22,433 12,542
Portfolio
Tax Cost of
Investments
Tax
Unrealized
Appreciation
Tax
Unrealized
(Depreciation)
Unrealized
Appreciation/
(Depreciation)
U.S. Equity Portfolio ......................... $ 550,067 $ 1,313,435 $ (2,148) $ 1,311,287
Institutional U.S. Portfolio ..................... 1,882,523 874,068 (70,621) 803,447
ESG Growth Portfolio ........................ 56,936 58,377 (2,890) 55,487
Catholic SRI Growth Portfolio .................. 44,261 22,634 (1,114) 21,520
International Portfolio ......................... 301,013 330,501 (12,404) 318,097
Institutional International Portfolio .............. 845,761 253,253 (91,834) 161,419
Emerging Markets Portfolio .................... 601,925 219,559 (68,806) 150,753
Core Fixed Income Portfolio ................... 99,246 1,008 (2,996) (1,988)
Corporate Opportunities Portfolio ............... 197,939 2,678 (3,218) (540)
U.S. Government Fixed Income Portfolio ......... 1,081,966 11,901 (23,858) (11,957)
U.S. Corporate Fixed Income Portfolio ........... 289,984 4,675 (9,325) (4,650)
U.S. Mortgage/Asset Backed Fixed Income Portfolio 266,033 1,498 (19,104) (17,606)
Short-Term Municipal Portfolio ................. 69,277 269 (380) (111)
Intermediate Municipal Portfolio ................ 556,717 2,308 (12,699) (10,391)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/(depreciation) amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.
B. Tax Characteristics of Distributions
The tax characteristics of distributions paid during the fiscal year ended June 30, 2025 , was as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
* Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.
C. Components of Accumulated Earnings
As of their tax year ended June 30 , 2025 , the components of accumulated earnings/(deficit) on a tax basis were as follows
(amounts in thousands):
Distributions Paid From:
Year Ended June 30, 2025
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................ $ 20,666 $ 8,281 $ 28,947 $ — $ — $ 28,947
Institutional U.S. Portfolio ............ 159,798 322,151 481,949 — — 481,949
ESG Growth Portfolio ............... 2,604 16 2,620 — — 2,620
Catholic SRI Growth Portfolio ......... 606 — 606 — — 606
International Portfolio ............... 16,216 — 16,216 — — 16,216
Institutional International Portfolio ...... 41,108 — 41,108 — — 41,108
Emerging Markets Portfolio ........... 21,926 — 21,926 — — 21,926
Core Fixed Income Portfolio ........... 3,319 — 3,319 — — 3,319
Corporate Opportunities Portfolio ....... 4,477 — 4,477 — 200 4,677
U.S. Government Fixed Income Portfolio .. 38,032 — 38,032 — — 38,032
U.S. Corporate Fixed Income Portfolio ... 12,690 — 12,690 — — 12,690
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ....................... 7,743 — 7,743 — — 7,743
Short-Term Municipal Portfolio ......... 65 — 65 1,720 — 1,785
Intermediate Municipal Portfolio ........ 50 — 50 14,758 — 14,808
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
U.S. Equity Portfolio ...... $ 748 $ — $ 748 $ — $ (6,144)
(a)
$ 1,311,287 $ 1,305,891
Institutional U.S. Portfolio .. 88,526 230,814 319,340 — (9,987)
(a)
803,449 1,112,802
ESG Growth Portfolio ..... 618 20,731 21,349 — — 55,506 76,855
Catholic SRI Growth Portfolio 81 — 81 — (3) 21,522 21,600
International Portfolio ..... 2,854 — 2,854 — (47,147)
(a)
318,675 274,382
Institutional International
Portfolio ............. 46,825 44,754 91,579 — — 161,708 253,287
Emerging Markets Portfolio . 11,110 — 11,110 — (75,962) 144,858 80,006
Core Fixed Income Portfolio . 36 — 36 — (4,971) (1,988) (6,923)
Corporate Opportunities
Portfolio ............. — — — — (5,840) (540) (6,380)
U.S. Government Fixed
Income Portfolio ....... 489 — 489 — (41,916) (11,957) (53,384)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
Amounts designated as “—“ and $0 or have been rounded to $0.
* Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.
(a) Includes $55,912, $401,286, and $33,436 of straddle losses which were deferred for the U.S. Equity Portfolio, Institutional U.S. Portfolio, and
International Portfolio, respectively (amounts in thousands).
D. Capital Loss Carryforwards
As of their tax year ended June 30, 2025 , the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
(a) All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains.
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
U.S. Corporate Fixed Income
Portfolio ............. $ 210 $ — $ 210 $ — $ (19,663) $ (4,650) $ (24,103)
U.S. Mortgage/Asset Backed
Fixed Income Portfolio ... 143 — 143 — (18,225) (17,606) (35,688)
Short-Term Municipal
Portfolio ............. 35 — 35 — (4,623) (111) (4,699)
Intermediate Municipal
Portfolio ............. 146 — 146 — (12,582) (10,391) (22,827)
Portfolio
Short-Term
Amount
Long-Term
Amount Total
U.S. Equity Portfolio ........................................ $ 6,144 $ — $ 6,144
(a)
Institutional U.S. Portfolio .................................... 3,102 6,885 9,987
Catholic SRI Growth Portfolio ................................. 3 — 3
International Portfolio ........................................ 47,147 — 47,147
Emerging Markets Portfolio ................................... 62,653 13,309 75,962
Core Fixed Income Portfolio .................................. 1,940 3,031 4,971
Corporate Opportunities Portfolio .............................. 1,566 3,756 5,322
U.S. Government Fixed Income Portfolio ........................ 11,724 30,192 41,916
U.S. Corporate Fixed Income Portfolio .......................... 2,576 17,087 19,663
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............... 6,396 11,829 18,225
Short-Term Municipal Portfolio ................................ 1,416 3,207 4,623
Intermediate Municipal Portfolio ............................... 940 11,642 12,582
(a)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
E. Deferred Losses
Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after June 30 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolio had net deferred losses, which were treated as arising on the first day of the fiscal year ended June 30, 2026 (amounts in thousands):
F. Book-To-Tax Differences
Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
6. RISK CONSIDERATIONS.
Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole.
In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable.
This is particularly relevant to investments in foreign securities.
Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.
Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies
Post-
October
Capital
Losses
Late
Year
Ordinary
Losses
Corporate Opportunities Portfolio .......................................................................................... $ – $ 518
Portfolio
Paid in
Capital
Distributable
Earnings/
(Loss)
U.S. Equity Portfolio ...................................................... $ 130,175 $ (130,175)
Institutional U.S. Portfolio .................................................. 2 (2)
ESG Growth Portfolio ..................................................... 13,187 (13,187)
Catholic SRI Growth Portfolio ............................................... — —
Core Fixed Income Portfolio ................................................ — —
Corporate Opportunities Portfolio ............................................ (200) 200

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2025 (Unaudited)
are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-
ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).
If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.
Swaps Risks — The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio's direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity's or group of entities' positions in certain swaps.
Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, bank loans are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
7. SIGNIFICANT SHAREHOLDERS.
Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).
As of December 31, 2025 , the following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

HC CAPITAL TRUST
Notes to Financial Statements (concluded) —December 31, 2025 (Unaudited)
8. REVERSE STOCK SPLIT.
The Board authorized a 1-for-5 reverse stock split for the Core Fixed Income Portfolio effective on October 10, 2025.
The impact of the stock split was to decrease the number of shares outstanding by a factor of 5, while increasing the NAV per share by a factor of 5, resulting in no effect on the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse stock split.
9. CONCENTRATION OF INVESTMENTS.
As of December 31, 2025 , the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury
Plus Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street
Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com .
10. SEGMENT REPORTING.
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements
to Reportable Segment Disclosures (“ASU 2023-07”), subject to the oversight and, when applicable, approval of the Board, the Treasurer of the Trust acts as the Portfolios’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation.  The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and each
Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team.  The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios’ financial statements.
11. SUBSEQUENT EVENTS.
Pursuant to a Plan of Reorganization approved by the Board on September 23, 2025, Core Fixed Income Portfolio acquired all of the assets and liabilities of the Corporate Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, and U.S.
Mortgage/Asset Backed Fixed Income Portfolio on January 23, 2026.
Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2025 .
Portfolio
Number of shareholders with
ownership of voting securities of
the Portfolio greater than 10%
and less than 25% of the total
Portfolio’s outstanding voting
securities
Number of shareholders with
ownership of voting securities
of the Portfolio greater than
25% of the total Portfolio’s
outstanding voting securities
U.S. Equity Portfolio .......................................................... 1 —
Institutional U.S. Portfolio ................................................. 1 —
ESG Growth Portfolio ........................................................ — 1
Catholic SRI Growth Portfolio .......................................... 1 2
Institutional International Portfolio .................................... 1 —
U.S. Corporate Fixed Income Portfolio ............................. 1 —
U.S. Government Fixed Income Portfolio ......................... 1 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio ....... 1 —

HC CAPITAL TRUST
Additional Information (Unaudited) — December 31, 2025

1. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS
The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan &
Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital
Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the
Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the
Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). The Trust offers eleven Portfolios, ten of which are managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.
During the period between July 1, 2025 and December 31, 2025, the Trust’s Board of Trustees (the “Board”):
Approved the continuation of certain Portfolio Management Agreements, as set forth below;
Approved new Portfolio Management Agreements (the “New Agincourt Agreements”) with Agincourt Capital
Management, LLC (“Agincourt”) with respect to each of The ESG Growth Portfolio, The Catholic SRI Growth
Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio; and
Approved a new Portfolio Management Agreement (the “New Parametric Agreement”) between the Trust and
Parametric Portfolio Associates, LLC (“Parametric”) with respect to The Core Fixed Income Portfolio, as set forth below.
In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons”
of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and the Amendments.
Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.
Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist
Managers subject to review during the period.
Specialist Manager Portfolios
Mellon Investments Corporation
(“Mellon”)
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — December 31, 2025
In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.
In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios.
While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the
Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of
Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective
Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing
Agreements.
The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist
Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.
With respect to Mellon, the Board was informed that the firm managed assets for equity Portfolios of the Trust using several different strategies – both indexing strategies and factor-based strategies, and that the Adviser allocates Portfolio assets among these strategies. With respect to fixed income Portfolios, the firm generally uses passive investment strategies intended to mirror the returns of the applicable benchmark index. The Board was informed that Mellon had assets allocated to it in eight of the Portfolios for which it is under contract, employing eleven different strategies, and that it had outperformed the applicable benchmark indices for five of the strategies employed for equity Portfolios since the respective inceptions of such accounts, while matching the benchmark performance for the two other equity strategies. The Board was also informed that, for the strategies employed for fixed income Portfolios, since the respective inceptions of such accounts, one strategy had matched its benchmark index while the other three had underperformed their respective indices by between 0.03% and 0.13%. The Board
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities
Portfolio
The U.S. Mortgage/Asset Backed Fixed Income
Securities Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio
RhumbLine Advisers Limited Partnership
(“RhumbLine”)
The Institutional U.S. Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
Wellington Management Company, LLP
(“Wellington”)
The Institutional U.S. Equity Portfolio

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — December 31, 2025 was also informed that, as Mellon is a passive investment manager, the Adviser primarily assesses the firm based on the service it provides rather than on its performance.
With respect to RhumbLine, the Board was informed that the firm’s investment process was to produce returns that closely track a particular benchmark index using both full replication and optimization approaches. The Board was further informed that RhumbLine had managed assets of The Institutional U.S. Equity Portfolio for just over two years and had slightly underperformed its benchmark index for the most recent one year period and since the inception of the account. The Board was also informed that, as with Mellon, RhumbLine is a passive investment manager and the Adviser primarily assesses the firm based on the service it provides rather than on its performance.
With respect to Wellington, the Board was informed that the portion of The Institutional U.S. Equity Portfolio managed by
Wellington outperformed the appropriate benchmark index and an appropriate peer group of funds for the one - and three- year periods ended September 30, 2025, while matching the benchmark performance for the five-year period.
In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios at the time.
The Board also concluded that the fee rates at which each of the Specialist Managers is compensated under the Continuing
Agreements are reasonable. In reaching this conclusion, the Board had before it information about the impact of breakpoints, financial information about the Specialist Managers relating to factors such as comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, scheduled breakpoints designed to recognize economies of scale where appropriate.
With respect to Mellon, the Board was informed with respect to the fact that the firm is entitled to multiple different fee arrangements, depending on asset class, asset levels and strategy and that these fee levels range from 0.04% to 0.15% for equity
Portfolios and from 0.06% to 0.25% for fixed income Portfolios. The Board was informed that each of these fee structures was lower than the comparable industry average fees.
With respect to RhumbLine, the Board was informed that the firm was entitled to receive a fee of either 0.04% or 0.05%, depending on the Portfolio, and that these fee levels were well below the average industry fees.
With respect to Wellington in The Institutional U.S. Equity Portfolio, the Board was informed that Wellington received an effective fee for the period of 0.71%, while the average advisory fee for peer funds was 0.44%, but the Board was also informed that Wellington was managing a portfolio of real estate related securities within the broader U.S. equity scope of the overall
Portfolio and that the average industry advisory fees for real estate focused funds was more in line with the fee paid by the
Portfolio to Wellington.
Approval of New Portfolio Management Agreements with Agincourt. During the period, the Board approved new
Portfolio Management Agreements (the “New Agincourt Agreements”) with Agincourt related to The ESG Growth Portfolio,
The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.
The Board concluded that approval of the New Agincourt Agreement was in the best interests of the respective
Portfolios and consistent with the expectations of shareholders of those Portfolios. The Board received information about certain anticipated changes in the ownership structure of Agincourt, which, under the 1940 Act, would result in the automatic termination of the then existing Portfolio Management Agreements (“Prior Agreements”) between the Trust and Agincourt. In determining to approve the New Agincourt Agreements, the Board considered the fact that the New Agincourt Agreements were substantively identical to the Prior Agreements and that the fees to which Agincourt would be entitled and the expenses of the
Portfolios served by Agincourt would not increase as a result of the changes in Agincourt’s structure or implementation of the

HC CAPITAL TRUST
Additional Information (Unaudited) (concluded) — December 31, 2025
New Agincourt Agreements. The Board also considered representations provided by Agincourt to the Adviser and the Trust’s officers to the effect that the services to be provided to the Trust under the New Agincourt Agreements would not change as a result of the approval of the New Agincourt Agreements and that approval of the New Agincourt Agreements would avoid disruption of the portfolio management services provided to the Portfolios. The Board also considered each of the factors it had considered in approving continuation of the Prior Agreements at its meeting in March of 2025. The Board determined that the terms of the New Agincourt Agreements were fair and reasonable and that the rates at which Agincourt would be compensated for its services under the New Agincourt Agreements were reasonable.
Approval of a New Portfolio Management Agreement with Parametric. The Board also approved the New Parametric
Agreement.
In approving the New Parametric Agreement, the Board concluded that approval of the New Parametric Agreement was in the best interests of The Core Fixed Income Portfolio (the “Portfolio”) and consistent with the expectations of shareholders of the Portfolio. Based upon the Adviser’s recommendation, it was determined by the Board that allowing the Portfolio to have access to Parametric’s “Targeted Strategy,” in which Parametric effects transactions at the direction of the Adviser to balance perceived underweights in the overall investment portfolio would be appropriate. Accordingly, the Board approved the New
Parametric Agreement.
In connection with its deliberations, the Board noted that the terms of the New Parametric Agreement were substantially similar, including the applicable fees, to the terms of existing Portfolio Management Agreements already in effect between the
Trust and Parametric with respect to the Targeted Strategy in multiple Portfolios of the Trust. The Board also reviewed and considered information that it had requested and received from Parametric as well as information provided to it by the Adviser with respect to the strategy. The Board was also informed with respect to the information it had reviewed about Parametric at a prior meeting in 2025 related to the annual renewal of Parametric’s existing Portfolio Management Agreements with the Trust.
In concluding that the services expected to be provided by Parametric were reasonably likely to benefit the Portfolio, the Board did not rely upon any single factor, but gave substantial weight to the Adviser’s assessment of the structure of the
Portfolio, the role of the various Specialist Managers currently serving the Portfolio, and the potential benefits of engaging
Parametric to manage a portion of the Portfolio’s assets using the Targeted Strategy.
The Board also determined that the terms of the New Parametric Agreement were fair and reasonable and that the rate at which Parametric would be compensated for its services under the New Parametric Agreement was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the performance and fee structures of funds similar to the Portfolio managed by other investment advisers (the
“peer group”). While the Board found the information presented useful as an indication of the range of fees and services in the peer groups, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of the Portfolio and of the Trust as a whole and the fact that the rate at which Parametric is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board also recognized that the overall levels of advisory fees and expenses experienced by the Portfolio depend upon the manner in which the assets of the Portfolio are allocated among the various Specialist Managers by the Adviser.
Based on the above, the Board further determined that the profitability to Parametric from its relationship with the
Portfolio was not a material factor in its deliberations with respect to consideration of the approval of the New Parametric
Agreement. The Board recognized that Parametric would not participate in the administration of the Portfolio or in the distribution of shares of the Portfolio and thus would receive limited, if any, benefit from its association with the Trust other than the fee paid to Parametric by the Portfolio for investment management services.

HC CAPITAL TRUST
2/26
Trustees
GEOFFREY A. TRZEPACZ*
JOHN M. DYER
JARRETT B. KLING
R. RICHARD WILLIAMS
RICHARD W. WORTHAM III
* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.
Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, 5th Floor
West Conshohocken, PA 19428
Administrator
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Independent Registered Public Accounting Firm
Grant Thornton LLP
Two Commerce Square
2001 Market Street, Suite 800
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date 2/24/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date 2/24/2026

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date 2/24/2026_____________________________________________